    As filed with the Securities and Exchange Commission on April 30, 2001

                                            REGISTRATION NOS. 33-44021; 811-6477

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                     UNDER


                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 20                      /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER


                       THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 20                              /X/
                       [Check appropriate box or boxes.]


                            ------------------------

                             SM&R INVESTMENTS, INC.
               [Exact Name of Registrant as Specified in Charter]

         2450 SOUTH SHORE BOULEVARD, SUITE 400, LEAGUE CITY, TEXAS 77573

              [Address of Principal Executive Offices] [Zip Code]

       Registrant's Telephone Number, Including Area Code (281) 334-2469

         NAME AND ADDRESS OF
          AGENT FOR SERVICE:                          WITH COPY TO:

          TERESA E. AXELSON                          JERRY L. ADAMS
 2450 SOUTH SHORE BOULEVARD, SUITE 400         GREER, HERZ & ADAMS, L.L.P.
       LEAGUE CITY, TEXAS 77573                     ONE MOODY PLAZA
                                                 GALVESTON, TEXAS 77550


It is proposed that this filing will become effective (check appropriate box):

    / /    immediately upon filing pursuant to paragraph (b) of Rule 485
    /X/    on May 1, 2001 pursuant to paragraph (b) of Rule 485
    / /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    / /    on (date) pursuant to paragraph (a)(1) of Rule 485
    / /    75 days after filing pursuant to paragraph (a)(2) Rule 485
    / /    on (date) pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
    / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

 Title of Securities Being Registered: Common Stock, par value $.01 per share.

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

      [LOGO]

                             SM&R INVESTMENTS, INC.

                               SM&R EQUITY FUNDS
                            SM&R FIXED INCOME FUNDS

     SM&R EQUITY FUNDS:

           CLASS A AND CLASS B

                SM&R GROWTH FUND
                SM&R ALGER GROWTH FUND
                SM&R ALGER AGGRESSIVE GROWTH FUND
                SM&R EQUITY INCOME FUND
                SM&R BALANCED FUND
                SM&R ALGER SMALL-CAP FUND
                SM&R ALGER TECHNOLOGY FUND

     SM&R FIXED INCOME FUNDS:

           CLASS A AND CLASS B

                SM&R GOVERNMENT BOND FUND
                SM&R TAX FREE FUND
                SM&R MONEY MARKET FUND

           SINGLE CLASS

                SM&R PRIMARY FUND


     Prospectus, December 31, 2000, as amended May 1, 2001


       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

       An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                (All classes may not be available in all states)

                               TABLE OF CONTENTS
   --------------------------------------------------------------------------

FUND SUMMARIES.............................         1
SM&R Growth Fund...........................         1
SM&R Alger Growth Fund.....................         3
SM&R Alger Aggressive Growth Fund..........         5
SM&R Equity Income Fund....................         7
SM&R Balanced Fund.........................         9
SM&R Alger Small-Cap Fund..................        11
SM&R Alger Technology Fund.................        13
SM&R Government Bond Fund..................        15
SM&R Tax Free Fund.........................        16
SM&R Money Market Fund.....................        18
SM&R Primary Fund..........................        19
PERFORMANCE................................        20
Bar Charts and Performance Tables..........        21
EXPENSES OF THE FUNDS......................        28
Fees and Expenses of the Funds.............        28
ADDITIONAL EXPLANATION OF RISK FACTORS.....        32
CHOOSING A SHARE CLASS THAT BEST SUITS
YOU........................................        35
SALES CHARGE REDUCTION AND WAIVERS.........        36
Class A Sales Charges......................        36
Investments of $1 Million or More..........        36
Ways to Reduce Your Class A Sales Charge ..        36
Class B Sales Charges......................        38
Class B Waivers of Contingent Deferred
Sales Charges..............................        39
Distribution and Shareholder
Service (12b-1) Fee........................        39
THE SM&R FUNDS AND THEIR MANAGEMENT........        41
Investment Adviser.........................        41
Portfolio Manager..........................        43
FINANCIAL HIGHLIGHTS.......................        45
SM&R Growth Fund...........................        46
SM&R Equity Income Fund....................        47
SM&R Balanced Fund.........................        48
SM&R Government Bond Fund..................        49
SM&R Tax Free Fund.........................        50
SM&R Money Market Fund.....................        51
SM&R Primary Fund..........................        52
SHAREHOLDER'S GUIDE TO INVESTING WITH
SM&R'S MUTUAL FUNDS........................        53
APPENDIX...................................       A-1

 WHY READING THIS PROSPECTUS IS IMPORTANT TO YOU
 This prospectus explains the investment objectives, risks and strategies of each of the SM&R funds. Reading the prospectus will help you to decide which SM&R fund, if any, is the right investment for you. We suggest that you keep this prospectus for future reference.

 FUND SUMMARY                                                   SM&R Growth Fund
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #121
 Class B-Fund #221

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
                               Andre J. Hodlewsky
                                Gordon D. Dixon

 Fund Portfolio Turnover:

                                     19.68%


 Dividend Payment
 Schedule:
                                 Semi-Annually

INVESTMENT OBJECTIVE

The SM&R Growth Fund (the "Growth Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Fund normally invests at least 85% of its total assets in common stock. In selecting stocks, Securities Management and Research, Inc. ("SM&R"), the Growth Fund's investment adviser:
  - chooses stocks of financially sound companies that have a proven ability to make and sustain a profit over time
  - places an emphasis on companies with growth potential.

SM&R identifies candidate stock investments based on (1) low equity valuation or low relative equity valuation and (2) improving earnings. SM&R evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The Growth Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with higher growth prospects, referred to as "sector overweighting." Examples of sectors with higher growth prospects currently include technology, healthcare, and consumer staples.

On the other hand, the portfolio generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average growth characteristics (for example, utilities and basic materials),referred to as "sector underweighting." SM&R generally believes in never having less than half or more than double the market weighting in any one sector. As a result of such strategic overweighting and underweighting, the Growth Fund's performance may differ substantially from broad market indexes like the S&P 500 and tend to incur more price volatility than these indexes.

PRINCIPAL RISK FACTORS

The Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. The principal risks of investing in the Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - SM&R's investment decisions (such as sector overweighting and underweighting and individual stock selection) could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).

 FUND SUMMARY                                                   SM&R GROWTH FUND
--------------------------------------------------------------------------------

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - are willing to accept higher short-term risk
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate:
                      - if you are investing with a shorter time horizon (less
                        than ten years)
                      - if you are uncomfortable with an investment that will go up and down in value
                      - as your complete portfolio

 FUND SUMMARY                                             SM&R ALGER GROWTH FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #150
 Class B-Fund #250

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Sub-Adviser:
                                   Fred Alger
                                Management, Inc.

 Portfolio Managers:
                                 David D. Alger
                                 Ronald Tartaro

 Dividend Payment
 Schedule:
                                    Annually

INVESTMENT OBJECTIVE

The SM&R Alger Growth Fund (the "Alger Growth Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Alger Growth Fund normally invests at least 65% of its total assets in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the over-the-counter market. The Alger Growth Fund focuses on the stock of growing companies that generally have broad product lines, markets, financial resources and depth of management. The fund considers a large company to have a market capitalization of $10 billion or greater. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

    HIGH UNIT VOLUME GROWTH
    Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established firms and emerging firms that have achieved large market capitalizations early in their life cycles, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

    POSITIVE LIFE CYCLE CHANGES
    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

PRINCIPAL RISK FACTORS

The Alger Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the Alger Growth Fund could underperform other investments. The principal risk factors of investing in the Alger Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. Frequent, short-term trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's

 FUND SUMMARY                                             SM&R ALGER GROWTH FUND
--------------------------------------------------------------------------------

                        realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. (short-term trading risks)

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - are willing to accept higher short-term risk
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the Alger Growth Fund as your complete
                        portfolio

 FUND SUMMARY                                  SM&R ALGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #152
 Class B-Fund #252

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Sub-Adviser:
                                   Fred Alger
                                Management, Inc.

 Portfolio Managers:
                                 David D. Alger
                                  Seilai Khoo

 Dividend Payment
 Schedule:
                                    Annually

INVESTMENT OBJECTIVE

The SM&R Alger Aggressive Growth Fund (the "Alger Aggressive Growth Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Alger Aggressive Growth Fund normally invests at least 85% of its total assets in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the over-the-counter market. The Alger Aggressive Growth Fund focuses on the equity securities of companies of any size that demonstrate promising growth potential. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

    HIGH UNIT VOLUME GROWTH
    Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

    POSITIVE LIFE CYCLE CHANGES
    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The Alger Aggressive Growth Fund can leverage, that is, borrow money, up to one third of its total assets to buy additional securities.

PRINCIPAL RISK FACTORS

The Alger Aggressive Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the Alger Aggressive Growth Fund could underperform other investments. The principal risks of investing in the Alger Aggressive Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. Frequent, short-term trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's

 FUND SUMMARY                                  SM&R ALGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                        realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. (short-term trading risks)
                      - The cost of borrowing money to leverage may exceed the
                        returns for the securities purchased with borrowed money, or securities purchased may go down in value. Thus, the fund's net asset value can decrease more quickly than if the fund had not borrowed (leverage risk).
                      - To the extent that the fund invests in small and
                        mid-sized companies, the fund will be subject to more abrupt or erratic price movements than if the fund invested only in more established larger companies. Small and mid-sized companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate wide swings in the value of your investment
                      - want an aggressive, long-term approach to capital growth though stocks of growing companies
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the Alger Aggressive Growth Fund as
                        your complete portfolio

 FUND SUMMARY                                            SM&R EQUITY INCOME FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #122
 Class B-Fund #222

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
                                Andrew R. Duncan
                                Gordon D. Dixon

 Fund Portfolio Turnover:

                                     22.05%


 Dividend Payment
 Schedule:
                                   Quarterly

INVESTMENT OBJECTIVE

The SM&R Equity Income Fund (the "Equity Income Fund") seeks current income with a secondary objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Securities Management and Research, Inc. ("SM&R"), the fund's investment adviser, normally invests at least 75% of the Equity Income Fund's assets in common stocks (primarily income producing). This fund may also invest in preferred stocks and investment grade debt securities (such as publicly traded corporate bonds, debentures,notes, commercial paper, repurchase agreements, and certificates of deposit in domestic banks and savings institutions having at least $1 billion of total assets). Corporate debt obligations purchased by the Equity Income Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/ or debentures are rated as set forth above.

The fixed income portion of the fund will generally invest in medium and long-term securities. The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter duration). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease. Corporate debt obligations purchased by the Balanced Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/ or debentures are rated as set forth above.

In selecting common and preferred stocks, the fund focuses on companies with consistent and increasing dividend payment histories and future earnings potential sufficient to continue such dividend payments. This fund's goal is to maintain a portfolio dividend yield (before fees and expenses) at least 50% greater than that of the S&P 500 Index.

SM&R identifies candidate stock investments based on (1) low equity valuation and (2) improving earnings. Then, SM&R evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The Equity Income Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with greater dividend prospects, referred to as "overweighting." Examples of sectors with greater dividend prospects currently include financial companies like banks, insurance companies, and real estate investment trusts. On the other hand, the fund generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average dividend yields (such as technology and consumer staples), referred to as "underweighting." As a result of such strategic overweighting and underweighting, the Growth Fund's performance may differ substantially from broad market indexes like the S&P 500.

 FUND SUMMARY                                            SM&R EQUITY INCOME FUND
--------------------------------------------------------------------------------

                     PRINCIPAL RISK FACTORS

                     The Equity Income Fund is subject to the risks common to all mutual funds that invest in equity securities and you could lose money investing in this fund. The principal risks of investing in the Equity Income Fund are as follows:
                      - The market value of the fund's securities could decline
                        (market risk).
                      - SM&R's investment decisions (such as sector
                        overweighting and underweighting and individual stock selection) could fail to achieve the desired results (investment style or management risk).
                      - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
                      - Interest rates could rise, causing a decline in the
                        market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
                      - Issuers of debt obligations could default or be unable
                        to pay amounts due (credit risk).

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have medium-term investment goals (five years or more)
                      - are comfortable with moderate to aggressive risk
                      - are looking for a fund with both growth and income
                        components
                      - are seeking to participate in the equity market
                      - are willing to accept higher short-term risk

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing with a shorter-time horizon (less than
                        five years)
                      - are investing for maximum return
                      - require a high degree of stability of your principal

 FUND SUMMARY                                                 SM&R BALANCED FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #123
 Class B-Fund #223

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
                                Andrew R. Duncan
                                Gordon D. Dixon

 Fund Portfolio Turnover:

                                     13.17%


 Dividend Payment
 Schedule:
                                   Quarterly

INVESTMENT OBJECTIVE

The SM&R Balanced Fund (the "Balanced Fund") seeks to conserve principal, produce current income, and achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Securities Management and Research, Inc. ("SM&R"), the Balanced Fund's investment adviser, uses a "balanced" approach by investing part of the assets in common stocks and the remainder in a combination of U.S. Government bonds, investment-grade corporate bonds, collateralized mortgage obligations, mortgage-backed securities, convertible bonds, cash, and money market instruments. The proportion invested in stocks, bonds and money market instruments changes in response to changing economic conditions. This flexibility may help to reduce price volatility.

SM&R will generally select stocks based on certain growth and value considerations. A growth stock would include a company whose underlying earnings growth rate is greater than the market. An example of a value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share. The stocks in this fund are diversified and are selected based upon two models. One model is based on profitability measurements and the other model is based on the corporation's return on invested cash. SM&R then evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The bonds, meanwhile, may serve as a stabilizing force during times of eroding stock market value, as well as provide a fixed income payment stream. The fund invests at least 25% of assets in fixed income securities, all of which are rated BBB or better (investment grade). The fixed income portion of the fund will generally invest in medium and long-term securities. The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter duration). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease. Corporate debt obligations purchased by the Balanced Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/ or debentures are rated as set forth above. The Balanced Fund may also invest in repurchase agreements.

The Balanced Fund will sometimes be more heavily invested in equity securities, and at other times it will be more heavily invested in fixed-income securities. SM&R, through an ongoing program of asset allocation, will determine the appropriate level of equity and debt holdings consistent with SM&R's outlook and evaluation of trends in the economy and the financial markets.

 FUND SUMMARY                                                 SM&R BALANCED FUND
--------------------------------------------------------------------------------

                     PRINCIPAL RISK FACTORS

                     The Balanced Fund is subject to the risks common to all mutual funds that invest in equity securities and you could lose money investing in this fund. The principal risks of investing in the Balance Fund are as follows:
                      - The market value of the fund's securities could decline
                        (market risk).
                      - SM&R's investment decisions (such as determining the
                        ratio of stock to bonds and individual stock selection) could fail to achieve the desired results (investment style or management risk).
                      - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
                      - Interest rates could increase which can cause the value
                        of debt securities to decline (interest rate risk).
                      - Issuers of debt obligations could default or be unable
                        to pay amounts due (credit risk).
                      - The fund could be unable to find a buyer for its
                        securities (liquidity risk).
                      - The income you receive from the portfolio is based
                        primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the portfolio may drop as well (income risk).
                      - Interest rates could fall enough to prompt an unexpected number of people to refinance (or prepay) their mortgages before their maturity (call risk).

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - are seeking conservation of the purchasing power of your capital, but also want to participate in equity investments
                      - are looking for a more conservative alternative to a
                        growth-oriented portfolio
                      - want a well-diversified and relatively stable investment allocation
                      - need a core investment

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing for a maximum return over a long time
                        horizon
                      - require a high degree of stability of your principal

 FUND SUMMARY                                          SM&R ALGER SMALL-CAP FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #151
 Class B-Fund #251

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Sub-Adviser:
                                   Fred Alger
                                Management, Inc.

 Portfolio Managers:
                                 David D. Alger
                                Bonnie Smithwick

 Dividend Payment
 Schedule:
                                    Annually

INVESTMENT OBJECTIVE

The SM&R Alger Small-Cap Fund (the "Alger Small-Cap Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Alger Small-Cap Fund normally invests at least 65% of its total assets in the equity securities, such as common or preferred stocks, of small-capitalization companies listed on U.S. exchanges or in the over-the-counter market. A small capitalization company is one that has a market capitalization within the range of companies in the Russell-Registered Trademark- 2000 Growth Index ($36 million to $3.44 billion, as of June 30, 2000) or the S&P SmallCap-Registered Trademark- 600 Index ($80 million to $3.85 billion, as of June 30, 2000), both of which are indexes of common stocks designed to track performance of small capitalization companies. The ranges of these indexes are adjusted quarterly, based on changes in the market capitalization of the companies comprising the indexes.

The Alger Small-Cap Fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

    HIGH UNIT VOLUME GROWTH
    Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

    POSITIVE LIFE CYCLE CHANGES
    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

PRINCIPAL RISK FACTORS

The Alger Small-Cap Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the Alger Small-Cap Fund could underperform other investments. The principal risks of investing in the Alger Small-Cap Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

 FUND SUMMARY                                          SM&R ALGER SMALL-CAP FUND
--------------------------------------------------------------------------------

                        Frequent, short-term trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. (short-term trading risks)
                      - In addition, investing in small companies generally
                        involves more risks than investing in more established larger companies (small-cap risk). Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate significant price fluctuations inherent in
                        small company stock investing
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the Alger Small-Cap Fund as your
                        complete portfolio

 FUND SUMMARY                                         SM&R ALGER TECHNOLOGY FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #153
 Class B-Fund #253

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Sub-Adviser:
                                   Fred Alger
                                Management, Inc.

 Portfolio Managers:
                                 David D. Alger
                                  Seilai Khoo

 Dividend Payment
 Schedule:
                                    Annually

INVESTMENT OBJECTIVE

The SM&R Alger Technology Fund (the "Alger Technology Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Alger Technology Fund normally invests at least 85% of its total assets in the equity securities of companies listed on U.S. exchanges or in the over-the-counter market, and at least 65% of its total assets in the equity securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronic, communications, health care, and biotechnology sectors.

The Alger Technology Fund focuses on technology companies of all sizes that demonstrate promising growth potential. The fund's investment sub-adviser, Fred Alger Management, Inc., attempts to identify companies falling into one of two categories:

    HIGH UNIT VOLUME GROWTH
    Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

    POSITIVE LIFE CYCLE CHANGES
    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The Alger Technology Fund can leverage, that is, borrow money, up to one third of its total assets to buy additional securities.

PRINCIPAL RISK FACTORS

The Alger Technology Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the Alger Technology Fund could underperform other investments. The principal risks of investing in the fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - In addition, investing in small companies generally involves more risks than investing in more established larger companies (small-cap risk). Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

 FUND SUMMARY                                         SM&R ALGER TECHNOLOGY FUND
--------------------------------------------------------------------------------

                      - Your investment may not grow as fast as the rate of
                        inflation (inflation risk).
                      - Trading in some stocks may be relatively short-term,
                        meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. Frequent, short-term trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. (short-term trading risks)
                      - The cost of borrowing money to leverage may exceed the
                        returns for the securities purchased with borrowed money, or securities purchased may go down in value. Thus, the fund's net asset value can decrease more quickly than if the fund had not borrowed (leverage risk).
                      - Since the fund is aggressive in its search for capital
                        appreciation through technology-specific investment, share price may vary significantly with changing market and industry conditions. In addition, the fund may be more volatile than a fund that diversifies across many industry sectors and companies. Furthermore, the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

                     WHO MAY WANT TO INVEST IN THE FUND

                     This fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate wide swings in the value of your investment
                      - want an aggressive, long-term approach to capital growth through stocks of growing companies
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     This fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the SM&R Alger Technology Fund as your
                        complete portfolio

 FUND SUMMARY                                          SM&R GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #126
 Class B-Fund #226

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
                                Gordon D. Dixon

 Asst. Portfolio Manager:
                                 Anne M. LeMire

 Fund Portfolio
 Turnover:
                                     30.87%

 Dividend Payment
 Schedule:
                                    Monthly

INVESTMENT OBJECTIVE

The SM&R Government Bond Fund (the "Government Bond Fund") seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks.

PRINCIPAL INVESTMENT STRATEGIES

The Government Bond Fund normally invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. These may include Treasuries and mortgage-backed securities, such as Ginnie Maes (issued by the Government National Mortgage Association), Freddie Macs (issued by the Federal Home Loan Mortgage Corporation), and Fannie Maes (issued by the Federal National Mortgage Association). This fund may also invest assets in collateralized mortgage obligations, or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.

The Government Bond Fund generally invests primarily in medium and long term securities. The weighted average portfolio maturity generally is expected to be in the six to fifteen year range (some securities may have longer or shorter maturities). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Ginnie Maes); others, by the agency or instrumentality with limited rights to borrow from the U.S. Treasury (such as Fannie Maes); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Government Bond Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise, causing a decline in the market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
  - the worldwide demand for U.S. government securities falls.
  - interest rates fall enough to prompt an unexpected number of people to refinance (or prepay) their mortgages.
  - interest rates rise enough to cause fewer people than expected to repay their mortgages early if any bonds the fund owns are downgraded in credit rating or into default.
  - issuers of debt obligations could default or be unable to pay amounts due (credit risk).

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility
  - are retired or nearing retirement

This fund may NOT be appropriate if you:
  - are investing for maximum return over a long time horizon
  - require absolute stability of your principal

 FUND SUMMARY                                                 SM&R TAX FREE FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #128
 Class B-Fund #228
 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
                                Gordon D. Dixon

 Asst. Portfolio Manager:
                                 Anne M. LeMire

 Fund Portfolio Turnover:
                                     7.61%

 Dividend Payment
 Schedule:
                                    Monthly

INVESTMENT OBJECTIVE

The SM&R Tax Free Fund (the "Tax Free Fund") seeks to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Tax Free Fund invests primarily in tax-exempt securities. During normal market conditions, this fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income taxes. Municipal securities are obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities. The Tax Free Fund generally invests in securities rated Baa or better by Moody's or BBB or better by Standard and Poor's and Fitch.

The weighted average portfolio maturity of the Tax Free Fund generally is expected to be in the six to fifteen year range (some securities have longer or shorter maturities). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

Under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; (2) corporate debt obligations which at the date of the investment are rated A or higher by Moody's, S&P, or Fitch;
(3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or S&P, or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. Government securities, provided that no more than 15% of the Tax Free Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. When temporary defensive measures are employed, the Tax Free Fund may not achieve its investment objective.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Tax Free Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise (thus causing a decline in the market value of debt securities). This risk will increase as average portfolio securities maturities increase (interest rate risk).
  - if any bonds the fund owns are downgraded in credit rating or go into default these bonds may become harder to value or to sell at a fair price (credit risk).
  - if any of the bonds are Baa or BBB rated securities they may be less liquid and involve somewhat greater risk (liquidity risk).

ALSO, SOME OF YOUR DIVIDEND INCOME MAY BE TAXABLE.

 FUND SUMMARY                                                 SM&R TAX FREE FUND
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are willing to sacrifice some investment return for income exempt from federal income tax and, under certain conditions, exempt from state and local taxes
  - are in a high tax bracket
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility

This fund may NOT be appropriate if you:
  - are investing for maximum return
  - require absolute stability of your principal
  - prefer capital gains over ordinary income

 FUND SUMMARY                                             SM&R MONEY MARKET FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class A-Fund #620
 Class B-Fund #220

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
                                John S. Maidlow

 Asst. Portfolio Manager:
                                 Anne M. LeMire

 Dividend Payment
 Schedule:
                                    Monthly

INVESTMENT OBJECTIVE

The SM&R Money Market Fund (the "Money Market Fund") seeks the highest current income consistent with the stability of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, including the following types of debt obligations: (1) U.S. Government obligations, which are securities issued or guaranteed by the U.S. Government or by its agencies and instrumentalities; (2) certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return; (3) banker's acceptances, which are short-term instruments issued by banks, generally for the purpose of financing imports or exports; (4) commercial paper, which is short-term unsecured promissory notes issued by corporations to finance short-term credit needs; (5) collateralized mortgage obligations, which are debt obligations collateralized by a portfolio of mortgages, mortgage-backed securities, or U.S. Government securities; and (6) corporate bonds and notes. This fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements (rated in the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations).

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Money Market Fund if any of the following occurs:
  - interest rates rise (thus causing a decline in the market value of debt securities). This risk will increase as average portfolio securities maturities increase.
  - if any of the fund's investments are downgraded in credit rating or go into default.

By limiting its investments as described above, this fund may not achieve as high a level of current income as a fund investing in lower-rated securities. You should keep in mind that an investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - require stability of principal
  - are seeking a mutual fund for the cash portion of an asset allocation program
  - need to "park" your money temporarily
  - are more concerned with safety of principal than with investment returns
  - are investing emergency reserves

This fund may NOT be appropriate if you:
  - want federal deposit insurance
  - are seeking an investment that is likely to outpace inflation
  - are investing for retirement or other goals that are many years in the future

  - are investing for growth or maximum current income

 FUND SUMMARY                                                  SM&R PRIMARY FUND
--------------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Single Class:
 Fund #627

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
                                John S. Maidlow

 Asst. Portfolio Manager:
                                 Anne M. LeMire

 Fund Portfolio Turnover:
                                     18.46%

 NASDAQ Symbol:
                                     SMRPX

 Dividend Payment
 Schedule:
                                    Monthly

INVESTMENT OBJECTIVE

The SM&R Primary Fund (the "Primary Fund") seeks maximum current income consistent with capital preservation and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Primary Fund invests primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. This fund will only invest in commercial paper rated in one of the two highest rating categories by one or more of the nationally recognized statistical rating organizations.

The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions.

The Primary Fund may also invest in:
  - U.S. Government obligations;
  - corporate debt obligations maturing in five years or less and rated "A" or higher;
  - certificates of deposit generally maturing in 3 years or less; and
  - repurchase agreements.

The weighted average portfolio maturity generally is expected to be in a range of two to five years (some securities may be shorter or longer maturities). The average portfolio maturity will likely be shorter when management anticipates that interest rates will increase and longer when interest rate are expected to decrease.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Primary Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise, causing a decline in the market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
  - if any of the fund's investments are downgraded in credit rating or go into default.

By limiting its investments as described above, the Primary Fund may not achieve as high a level of current income as a fund investing in lower-rated securities or longer-term securities.

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility
  - are more concerned with safety of principal than with investment returns
  - are retired or nearing retirement

This fund may NOT be appropriate if you:
  - are investing for maximum return
  - require absolute stability of your principal
  - are investing for goals that are many years in the future

  - prefer capital gains over ordinary income

                                  PERFORMANCE
   --------------------------------------------------------------------------

PERFORMANCE
The bar charts and average annual total return tables shown below provide some indication of the risks of investing in the funds (other than the SM&R Alger Funds*) and the difference in returns for such funds by:
- showing performance since inception and
- showing how average annual returns compare to those of a broad measure of market performance.
*The SM&R Alger Funds were not in existence during the Fund's fiscal year ending August 31, 2000.

SPECIAL MATTER AFFECTING THE GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND Such funds, which commenced operations on December 31, 2000, are "clones" of and successors to the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc., and SM&R Balanced Fund, Inc. (the "Predecessor Funds"). Accordingly, performance information for periods prior to December 31, 2000 is given for such Predecessor Funds.

                    PERFORMANCE OF THE PREDECESSOR FUNDS IS
                     NO GUARANTEE OF THE FUTURE PERFORMANCE
                           OF THE NEW "CLONE" FUNDS.

SPECIAL MATTER AFFECTING ONLY THE GROWTH FUND
Prior to the Growth Fund's succession to the business of SM&R Growth
Fund, Inc., SM&R Growth Fund, Inc.'s shareholders approved a new investment advisory agreement eliminating a performance fee adjustment component. Accordingly, keep in mind when reviewing the performance information for the Growth Fund that such information is for periods prior to elimination of such performance fee adjustment. Such performance would have been less if the performance fee adjustment had not been in effect. The future impact of eliminating the performance fee adjustment cannot be determined.

SPECIAL MATTERS AFFECTING THE MONEY MARKET FUND
Note that the Money Market Fund adopted a multiple-class plan and 12b-1 plan effective December 31, 2000. The performance information shown below for the Money Market Fund relates to performance prior to such date. If the 12b-1 plan had been in effect, the Money Market Fund's performance would have been diminished.

These bar charts include the effects of fund expenses, but not sales charges and account fees. The returns shown would be lower if such sales charges were included.

PRIOR PERFORMANCE
The performance information shown for the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund starts on January 1, 1999, the inception date of multiple classes for such funds. If you are interested in performance information for such funds prior to such dates see Appendix A to the Fund's Statement of Additional Information, which as indicated below, is available free, upon request. In reviewing such Appendix A, which contains performance information for the Funds' Class T (not available in this prospectus), keep in mind that Class T is not subject to 12b-1 expenses. Accordingly, the performance of Class T will be greater than Class A and Class B which are subject to 12b-1 expenses.

                      PAST PERFORMANCE IS NOT NECESSARILY
                         AN INDICATION OF HOW THE FUNDS
                          WILL PERFORM IN THE FUTURE.

                                  PERFORMANCE
   --------------------------------------------------------------------------

GROWTH FUND

As indicated above, the Growth Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total return (%) for SM&R Growth Fund, Inc., the Growth Fund's Predecessor Fund, for the last two calendar years.



TOTAL RETURN FOR CLASS A SHARES (%)
(PREDECESSOR FUND)
For Periods 1/1/99-12/31/00


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999   23.45%
2000  (8.76)%


The Growth Fund's fiscal year ends on August 31st. The Growth Fund's unannualized return (Class A) for the period from January 1, 2001 through March 31, 2001 is (15.50)%.


CLASS A (PREDECESSOR FUND)


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  Dec. 31, 1999        18.25%
Worst Quarter:                                 Dec. 31, 2000       (10.53)%



The next table lists the Growth Fund's Predecessor Fund's average annual total returns by class over the past year and since inception of class (1/1/99), and the return of the S&P 500-Registered Trademark- index and Lipper Multi-Cap Core Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Growth Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark-and Lipper Multi-Cap Core Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark- are registered trademarks of Standard & Poor's Corporation. The Lipper Multi-Cap Core Fund Index is a widely recognized performance index of funds which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds have more latitude in the companies in which they invest.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                                                 SINCE
                                            PAST             INCEPTION OF
                                          ONE YEAR          CLASS (1/1/99)
Class A (Predecessor Fund)                (13.27)%               3.44%
Class B (Predecessor Fund)                (13.70)%               2.62%
S&P 500-Registered Trademark-             (9.12)%                4.90%
Lipper Multi-Cap Core Fund Index          (3.44)%                8.05%

                                  PERFORMANCE
   --------------------------------------------------------------------------

EQUITY INCOME FUND

As indicated above, the Equity Income Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total return (%) for SM&R Equity Income Fund, Inc., the Equity Income Fund's Predecessor Fund, for the last two calendar years.



TOTAL RETURN FOR CLASS A SHARES (%)
(PREDECESSOR FUND)
For Periods 1/1/99-12/31/00


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  (3.01)%
2000    8.61%


The Equity Income Fund's fiscal year ends on August 31st. The Equity Income Fund's unannualized return (Class A) for the period from January 1, 2001 through March 31, 2001 is (7.71)%.


CLASS A (PREDECESSOR FUND)

                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  June 30, 1999        9.03%
Worst Quarter:                                Sept. 30, 1999       (8.98)%


The next table lists the Equity Income Fund's Predecessor Fund's average annual total returns by class over the past year and since inception of class (1/1/99), and the return of the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Equity Income Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark-are registered trademarks of Standard & Poor's Corporation. The Lipper Equity Income Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 10 largest open-end funds which seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                                                 SINCE
                                            PAST             INCEPTION OF
                                          ONE YEAR          CLASS (1/1/99)
Class A (Predecessor Fund)                 3.19%                 0.04%
Class B (Predecessor Fund)                 2.56%                (1.21)%
S&P 500-Registered Trademark-             (9.12)%                4.90%
Lipper Equity Income Fund Index            7.46%                 5.81%

                                  PERFORMANCE
   --------------------------------------------------------------------------

BALANCED FUND

As indicated above, the Balanced Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total return (%) for SM&R Balanced Fund, Inc., the Balanced Fund's Predecessor Fund, for the last two calendar years.



TOTAL RETURN FOR CLASS A SHARES (%)
(PREDECESSOR FUND)
For Periods 1/1/99-12/31/00


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  10.13%
2000   3.35%


The Balanced Fund's fiscal year ends on August 31st. The Balanced Fund's unannualized return (Class A) for the period from January 1, 2001 through March 31, 2001 is (6.42)%.


CLASS A (PREDECESSOR FUND)


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  Dec. 31, 1999       10.01%
Worst Quarter:                                 Dec. 31, 2000       (3.59)%



The next table lists the Balanced Fund's Predecessor Fund's average annual total returns by class over the past year and since inception of class (1/1/99), and the return of the Lipper Balanced Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Balanced Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark-, Lehman Brothers Intermediate Government/Corporate Index and Lipper Balanced Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark-are registered trademarks of Standard & Poor's Corporation. The Lehman Borthers Intermediate Government/Corporate Index is an unmanaged index generally representative of the performance of the bond market as a whole. The Lipper Balanced Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 30 largest open-end funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The stock/bond ratio typically ranges around 60%/40%.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                                         SINCE
                                            PAST     INCEPTION OF
                                          ONE YEAR  CLASS (1/1/99)
Class A (Predecessor Fund)                (1.82)%       4.00%
Class B (Predecessor Fund)                (2.36)%       4.37%
S&P 500-Registered Trademark-             (9.12)%       4.90%
Lehman Brothers Intermediate Government/
Corporate Index                            10.11%       5.13%
Lipper Balanced Fund Index                 2.40%        5.63%

                                  PERFORMANCE
   --------------------------------------------------------------------------

GOVERNMENT BOND FUND

The following bar chart for Class A (inception of class 1/1/99) shows the annual total return (%) for such class of the Government Bond Fund for the last two calendar years.



TOTAL RETURN FOR CLASS A SHARES (%)
For Periods 1/1/99-12/31/00


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  (0.34)%
2000    9.08%


The Government Bond Fund's fiscal year ends on August 31st. The Government Bond Fund's unannualized return (Class A) for the period from January 1, 2001 through March 31, 2001 is 3.17%.


CLASS A (INCEPTION OF CLASS 1/1/99)


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  Dec. 31, 2000        3.63%
Worst Quarter:                                 June 30, 1999       (0.90)%



The next table lists the Government Bond Fund's average annual total returns by class over the past year and since inception (1/1/99), and the return of the Lehman Brothers Government/Mortgage-Backed Securities Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Government Bond Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Government/ Mortgage-Backed Securities Index. This index includes all public obligations of the U.S. treasury and all publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate debt guaranteed by the U.S. Government as well as 15 and 30 year fixed rate securities backed by mortgage pools of the GNMA, FHLMA, and FNMA.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                           PAST          SINCE
                                            ONE      INCEPTION OF
                                           YEAR     CLASS (1/1/99)
Class A                                    3.94%         1.76%
Class B                                    5.58%         2.39%
Lehman Brothers Government/Mortgage-
Backed Securities Index                   12.29%         5.67%

                                  PERFORMANCE
   --------------------------------------------------------------------------

TAX FREE FUND

The following bar chart for Class A (inception of class 1/1/99) shows the annual total return (%) for such class of the Tax Free Fund for the last two calendar years.



TOTAL RETURN FOR CLASS A SHARES (%)
For Periods 1/1/99-12/31/00


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  (3.50)%
2000   11.20%


The Tax Free Fund's fiscal year ends on August 31st. The Tax Free Fund's unannualized return (Class A) for the period from January 1, 2001 through March 31, 2001 is 1.75%.


CLASS A (INCEPTION OF CLASS 1/1/99)


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  Dec. 31, 2000        4.47%
Worst Quarter:                                 June 30, 1999       (2.16)%



The next table lists the Tax Free Fund's average annual total return by class over the past year and since inception (1/1/99), and the return of the Lehman Brothers Municipal Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Index. This is an index of investment grade tax exempt bonds classified into four major sections: General Obligations, Revenue, Insured and Preferred.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                                          SINCE
                                            PAST      INCEPTION OF
                                          ONE YEAR   CLASS (1/1/99)
Class A                                    5.88%          1.11%
Class B                                    7.44%          1.51%
Lehman Brothers Municipal Index            11.68%         4.58%

                                  PERFORMANCE
   --------------------------------------------------------------------------

MONEY MARKET FUND

The following bar chart shows the annual total returns (%) for the Money Market Fund since inception (1/1/99). As noted above, such information is for periods prior to the Money Market Fund's adoption, effective December 31, 2000, of a multiple class plan and a 12b-1 plan.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.61%
2000  5.94%


The Money Market Fund's fiscal year ends on August 31st. The Money Market Fund's unannualized return for the period from January 1, 2001 through March 31, 2001 is 1.31%.


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                 Sept. 30, 2000        1.52%
Worst Quarter:                                March 31, 1999        1.01%


As indicated above, Classes A and B have not been in existence for a full calendar year. Accordingly, annual total returns for those classes cannot be provided. Instead, the following table reflects the annual total returns for the Money Market Fund's "single-class" shares which existed prior to the Money Market Fund's adoption of a multi-class plan and 12b-1 plan and includes only such "single-class" shares' fees and expenses. If Class B had been in existence for a full calendar year, the financial performance for such Class B would have been lower because of different fees and expenses resulting from the imposition of 12b-1 fees on such Class B. This table is intended to provide you with some indication of the risks of investing in the Money Market Fund.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ending 12/31/00)



                                                          SINCE
                                            PAST      INCEPTION OF
                                          ONE YEAR   CLASS (1/1/99)
Money Market Fund ("single-class")         5.94%          5.27%

                                  PERFORMANCE
   --------------------------------------------------------------------------

PRIMARY FUND
The following bar chart shows the annual total returns (%) for the Primary Fund for each calendar year since inception (3/16/92).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.48%
1994  3.58%
1995  5.26%
1996  4.92%
1997  5.08%
1998  5.13%
1999  3.77%
2000  5.04%


The Primary Fund's fiscal year ends on August 31st. The Primary Fund's unannualized return for the period from January 1, 2001 through March 31, 2001 is 2.33%.


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                 Sept. 30, 2000        1.49%
Worst Quarter:                                 Dec. 31, 1999        0.31%

The next table lists the Primary Fund's average annual total return for the past one and five years and since inception, and the returns of the Lehman Government/Corporate Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Primary Fund. At the bottom of the table you can compare this performance with the Lehman Government/Corporate Index. This index represents all public obligations of the U.S. Treasury as well as all publicly issued debt of U.S. Government agencies with maturities of one to three years.


AVERAGE ANNUAL TOTAL RETURN
(for the period ending 12/31/00)



                                                        SINCE
                                      PAST    PAST    INCEPTION
                                     1 YEAR  5 YEARS   3/16/92
Primary Fund                         5.04%    4.79%     4.28%
Lehman Government/Corporate Index    8.08%    5.98%     6.04%

                             EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                  MAXIMUM
                               MAXIMUM            DEFERRED                                       MAXIMUM
                             SALES CHARGE       SALES CHARGE                                   ACCOUNT FEES
                              IMPOSED ON      (AS A PERCENTAGE         WIRE                   (CUSTODIAN FEE
                              PURCHASES       OF THE LESSER OF      REDEMPTION                APPLICABLE TO
                           (AS A PERCENTAGE  THE OFFERING PRICE        FEES                    TAX DEFERRED
                             OF OFFERING       OR REDEMPTION      ON REDEMPTIONS    EXCHANGE     ACCOUNTS
                                PRICE)             VALUE)        LESS THAN $10,000    FEES        ONLY)
SM&R EQUITY FUNDS:
  Growth Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Alger Growth Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Alger Aggressive Growth
  Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Equity Income Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Balanced Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Alger Small-Cap Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
  Alger Technology Fund
    Class A                        5.00%(1)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   5.00%(5)        $10.00         NONE         $7.50
SM&R FIXED INCOME FUNDS:
  Government Bond Fund
    Class A                        4.75%(2)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   3.00%(4)        $10.00         NONE         $7.50
  Tax Free Fund
    Class A                        4.75%(2)       (3)                 $10.00         NONE         $7.50
    Class B                    NONE                   3.00%(4)        $10.00         NONE         $7.50
  Money Market Fund
    Class A                    NONE               NONE                $10.00         NONE         $7.50
    Class B                    NONE               NONE                $10.00         NONE         $7.50
  Primary Fund                 NONE               NONE                $10.00         NONE         $7.50

                             EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)(6)


                                                                              TOTAL ANNUAL
                                            DISTRIBUTION AND/OR                   FUND
                                MANAGEMENT    SERVICE (12B-1)       OTHER      OPERATING
                                   FEES            FEES          EXPENSES(7)  EXPENSES(8)
SM&R EQUITY FUNDS:
  Growth Fund
    Class A                         0.48%              0.25%          0.57%         1.30%
    Class B                         0.48%              0.75%          0.66%         1.89%
  Alger Growth Fund
    Class A                         0.85%              0.35%          0.45%         1.65%
    Class B                         0.85%              1.00%          0.46%         2.31%
  Alger Aggressive Growth Fund
    Class A                         1.05%              0.35%          0.42%         1.82%
    Class B                         1.05%              1.00%          0.40%         2.45%
  Equity Income Fund
    Class A                         0.71%              0.25%          0.53%         1.49%
    Class B                         0.71%              0.75%          0.53%         1.99%
  Balanced Fund
    Class A                         0.33%              0.25%          0.92%         1.50%
    Class B                         0.52%              0.75%          0.73%         2.00%
  Alger Small-Cap Fund
    Class A                         1.00%              0.35%          0.47%         1.82%
    Class B                         1.00%              1.00%          0.42%         2.42%
  Alger Technology Fund
    Class A                         1.35%              0.35%          0.40%         2.10%
    Class B                         1.35%              1.00%          0.40%         2.75%
SM&R FIXED INCOME FUNDS:
  Government Bond Fund
    Class A                         0.50%              0.25%          0.54%         1.29%
    Class B                         0.50%              0.75%          0.59%         1.84%
  Tax Free Fund
    Class A                         0.50%              0.25%          0.60%         1.35%
    Class B                         0.50%              0.75%          0.62%         1.87%
  Money Market Fund
    Class A                         0.23%                --           0.26%         0.49%
    Class B                         0.25%              0.50%          0.25%         1.00%
  Primary Fund                      0.50%                --           0.54%         1.04%

                             EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

FOOTNOTES TO FEES AND EXPENSES


(1) You pay a sales charge of 5.00% on initial investments in Class A shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
(2) You pay a sales charge of 4.75% on initial investments in Class A shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
(3) Purchases of $1 million or more of Class A shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.
(4) The maximum 3.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 2.00% during the second year, 1.00% during the third year, and zero during the fourth year and thereafter.
(5) The maximum 5.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.

(6) The "Management Fees" and "Other Expenses" shown for the Growth Fund, Equity Income Fund, and Balanced Fund are for the year ended December 31, 2000; for the Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, and Alger Technology Fund are based on estimated amounts for the current fiscal year; and for the Government Bond Fund, Primary Fund, Tax Free Fund and Money Market Fund Class A are for the fiscal year ended August 31, 2000. Money Market Fund Class B is estimated for current fiscal year.
(7) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses. For the Growth Fund, Equity Income Fund, Balanced Fund, and the SM&R Alger Funds, "other expenses" are based on estimates for the current fiscal year.
(8) The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund, Money Market Fund, and the Primary Fund regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include the 12b-1 fee or class-specific expenses. The Fee Table does not reflect fees waived or expenses assumed by SM&R on a voluntary basis. During the fiscal year ended August 31, 2000, SM&R voluntarily waived fees of 0.04% and 0.09% for the Government Bond Fund Class A and Class B, respectively, 0.24% for the Primary Fund and 0.35% and 0.37% for the Tax Free Fund Class A and Class B, respectively. Refer to "Reimbursements and Waivers" on page 42 of this prospectus for details.

                             EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

EXPENSES
The tables below show the total expenses you would pay on a $10,000 investment over one, three-, five-, and ten-year periods. These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds and are for illustration only. These examples also assume that your investment has a 5% return each year, that you reinvest all of your dividends and that the funds' operating expenses remain the same. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN SHOWN.

EXAMPLES OF FUND EXPENSES:


                                  ASSUMING REDEMPTION                ASSUMING NO REDEMPTION
                                    AT END OF PERIOD                    AT END OF PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
SM&R EQUITY FUNDS:
  Growth Fund(1)
    Class A                 $626   $  891   $1,177    $1,989    $626   $  891   $1,177    $1,989
    Class B                  692      894    1,121     2,058     192      594    1,021     2,058
  Alger Growth Fund(2)
    Class A                  659      994       --        --     659      994       --        --
    Class B                  734    1,021       --        --     234      721       --        --
  Alger Aggressive Growth
  Fund(2)
    Class A                  676    1,044       --        --     676    1,044       --        --
    Class B                  748    1,064       --        --     248      764       --        --
  Equity Income Fund(1)
    Class A                  644      947    1,273     2,191     644      947    1,273     2,191
    Class B                  702      924    1,173     2,188     202      624    1,073     2,188
  Balanced Fund(1)
    Class A                  685    1,073    1,485     2,631     685    1,073    1,485     2,631
    Class B                  726      997    1,295     2,487     226      697    1,195     2,487
  Alger Small-Cap Fund(2)
    Class A                  676    1,044       --        --     676    1,044       --        --
    Class B                  745    1,055       --        --     245      755       --        --
  Alger Technology
  Fund(2)
    Class A                  702    1,125       --        --     702    1,125       --        --
    Class B                  778    1,153       --        --     278      853       --        --
SM&R FIXED INCOME FUNDS:
  Government Bond Fund
    Class A                  600      865    1,149     1,958     600      865    1,149     1,958
    Class B                  487      679      996     2,015     187      579      996     2,015
  Tax Free Fund
    Class A                  606      882    1,179     2,022     606      882    1,179     2,022
    Class B                  490      688    1,011     2,055     190      588    1,011     2,055
  Money Market Fund
    Class A                   50      157      274       616      50      157      274       616
    Class B                  102      318      552     1,225     102      318      552     1,225
  Primary Fund               106      331      574     1,271     106      331      574     1,271


(1) These funds began operations as series of the Fund on December 31, 2000. However, because these funds are "clones" of and successors to the "stand-alone" Predecessor Funds which operated prior to such time, expenses are shown for the Predecessor Funds for one, three, five and ten year periods.
(2) Because these funds began operations on September 1, 2000, expenses are only shown for one and three year periods.

                     ADDITIONAL EXPLANATION OF RISK FACTORS
   --------------------------------------------------------------------------

                              COMMON RISK FACTORS
                               OF THE SM&R FUNDS

Please remember that mutual fund shares are:
- Not guaranteed to achieve their investment goal
- Not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
- Subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an SM&R fund could fluctuate in value over time and could result in a loss of money.
--------------------------------------------------------

                      RISK FACTORS SPECIFIC TO ONE OR MORE
                                OF THE SM&R FUNDS

  IMPORTANT
  The following factors may affect the value of your investment in one or more of the SM&R funds.

  MARKET RISK
  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. This market risk will affect a fund's net asset value per share, which will fluctuate as the values of such fund's portfolio securities change. You can lose money by investing in the funds, especially if you sell your shares during a period of market volatility. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. A security's market value may fluctuate in response to events affecting an issuer's profitability or viability. The SM&R funds cannot always predict the factors that will affect a stock's price. The funds, however, do attempt to limit market risk by diversifying their investments. MARKET RISK IS COMMON TO ALL STOCKS AND BONDS AND THE MUTUAL FUNDS THAT INVEST IN THEM AND APPLIES TO ALL OF THE SM&R FUNDS.

  INVESTMENT STYLE OR MANAGEMENT RISK
  Investment style or management risk is the risk that the investment strategy of the SM&R funds' investment adviser or sub-adviser may not produce the intended results or that securities that fit the desired investment style do worse than securities that fit other investment manager's investment styles. This risk also involves the possibility that the investment adviser or sub-adviser will fail to execute an investment strategy effectively. Portfolio managers may decide to overweight or underweight certain industry sectors and to purchase individual stocks based on their assessments of the future growth prospects of an industry sector or particular stock. If certain industries or investments do not perform as a fund expects (i.e., do not grow in value), that fund could underperform its peers or lose money. INVESTMENT STYLE OR MANAGEMENT RISK IS COMMON TO ALL MUTUAL FUNDS AND APPLIES TO ALL OF THE SM&R FUNDS.

  CREDIT RISK
  Credit risk is the risk that the issuer of a security, or a party to a contract, will default or otherwise not honor a financial obligation. THIS RISK APPLIES TO ALL OF THE FUNDS, BUT MAY HAVE A GREATER IMPACT ON THE BALANCED FUND, EQUITY INCOME FUND, TAX FREE FUND, PRIMARY FUND, AND MONEY MARKET Fund. The Growth Fund is permitted to invest in "junk" bonds. Junk bonds have additional risks, including limitations on the Growth Fund's ability to resell the lower-rated debt securities and less readily available market quotations for such securities.

  INTEREST RATE RISK
  Interest rate risk is the risk that the market value of an income-bearing investment will decline due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values. THIS RISK APPLIES TO ALL OF THE FUNDS, BUT MAY HAVE A GREATER IMPACT ON THE GOVERNMENT BOND FUND, TAX FREE FUND, MONEY MARKET FUND, PRIMARY FUND (COLLECTIVELY THE "SM&R FIXED INCOME FUNDS"), BALANCED FUND, AND EQUITY INCOME FUND.

                     ADDITIONAL EXPLANATION OF RISK FACTORS
   --------------------------------------------------------------------------

  GROWTH STOCK RISK
  The returns of a fund concentrating on growth stocks tend to vary more widely over time than those of funds that focus on value stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. GROWTH STOCK RISK APPLIES TO THE GROWTH FUND, ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND, ALGER SMALL-CAP FUND, AND ALGER TECHNOLOGY FUND (COLLECTIVELY THE "SM&R EQUITY FUNDS").

  LIQUIDITY RISK
  Liquidity risk is the risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them. The fund may have to sell at a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. THIS RISK APPLIES PRIMARILY TO THE SM&R EQUITY FUNDS, TAX FREE FUND, PRIMARY FUND, AND MONEY MARKET FUND.

  CALL RISK
  Call risk is the risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding obligation by increasing the actual or expected number of prepayments, thereby reducing the obligation's value. THIS RISK APPLIES PRIMARILY TO THE BALANCED FUND AND THE TAX FREE FUND.

  MATURITY RISK
  Maturity risk is the risk that if the general level of interest rates rises subsequent to the time an investment commitment is made in a fixed-income security or portfolio, the market price of that security or portfolio will decline until its yield becomes competitive with new, higher interest rate securities. It is virtually certain that fluctuations in the general level of interest rates cause long-term maturity bonds to fluctuate more in price than shorter-term bonds. As the maturity increases, the price discount is being amortized over an increasing number of years. Therefore, in order for the discount to produce say an extra 1 percent per annum; it must be progressively larger in dollar amounts as maturity increases. Long maturity increases risk not only because of the interest rate factor but also because it increases the time available for unexpected occurrences. THIS RISK APPLIES PRIMARILY TO THE BALANCED FUND, PRIMARY FUND, THE GOVERNMENT BOND FUND, THE MONEY MARKET FUND, AND THE EQUITY INCOME FUND.

  LEVERAGE RISK
  Leveraging practices may make the Alger Aggressive Growth Fund and the Alger Technology Fund more volatile. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's securities. Money borrowed for leveraging is subject to interest costs. Minimum average balances may need to be maintained or a line of credit with connection to borrowing may be necessary, resulting in an increased cost of borrowing.

  CONVERTIBLE SECURITIES
  Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. RISKS ASSOCIATED WITH CONVERTIBLE SECURITIES APPLY TO THE GROWTH FUND, EQUITY INCOME FUND, ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, BALANCED FUND, ALGER SMALL-CAP FUND AND ALGER TECHNOLOGY FUND.

  PREFERRED STOCKS
  Because preferred stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. Some companies issue preferred stocks that are convertible into their common stocks. Linked to the common stock in this way, convertible preferred stocks go up and down in price as the common stock does, adding to their market risk. RISKS ASSOCIATED WITH PREFERRED STOCKS APPLY PRIMARILY TO THE GROWTH FUND, ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, EQUITY INCOME FUND, ALGER SMALL-CAP FUND, AND ALGER TECHNOLOGY FUND.

                     ADDITIONAL EXPLANATION OF RISK FACTORS
   --------------------------------------------------------------------------

  PREPAYMENT AND EXTENSION RISK
  Prepayment risk is the risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the actual or expected number of mortgage prepayments, thereby reducing the security's value. EXTENSION RISK is the risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the actual or expected number of mortgage prepayments, thereby reducing the security's value. THESE RISKS APPLY PRIMARILY TO THE GOVERNMENT BOND FUND.

  SMALLER COMPANY RISKS
  Smaller companies in which some of the funds may invest may involve greater risks than large established companies. Such smaller companies may have limited product lines, markets, financial resources, and management depth. Their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. Smaller companies may also be more vulnerable than larger companies to adverse business or market developments. As a result, the prices of smaller companies may fluctuate to a greater degree than the prices of securities of larger companies. THIS RISK APPLIES TO THE GROWTH FUND, BALANCED FUND, EQUITY INCOME FUND, ALGER AGGRESSIVE GROWTH FUND, AND ALGER SMALL-CAP FUND.

  REPURCHASE AGREEMENT RISK
  In a repurchase agreement, a fund buys a security and simultaneously sells it to the vendor for delivery at a future date. These agreements are used primarily for cash purposes. A fund entering into a repurchase agreement may lose money if the other party to the transaction fails to pay the resale price on the delivery date. Such a default may delay or prevent the fund from disposing of the underlying securities. The value of the underlying securities may go down during the period in which the fund seeks to dispose of them. Also, the fund may incur expenses while trying to sell the underlying securities. Finally, the fund risks losing all or a part of the income from the agreement. THIS RISK APPLIES PRIMARILY TO THE TAX FREE FUND AND THE PRIMARY FUND.

  OTHER RISKS
  Each investor will be subject to all the risks normally attendant to business operations, changes in general economic conditions, governmental rules and fiscal policies, acts of God, and other factors beyond the control of the funds management.

                               SM&R EQUITY FUNDS'
                          TEMPORARY DEFENSIVE MEASURES

  During unfavorable market conditions, each of the SM&R Equity Funds may, but is not required to, make temporary investments that are not consistent with such fund's investment objectives and principal strategies. Such defensive measures may include increasing cash, investing more assets in bonds, repurchase agreements, or money market instruments, and where permitted by this prospectus and the statement of additional information, investing in derivatives or other instruments. If a fund takes such defensive measures, it may not achieve its investment objectives.

  Other securities that each of such funds may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

                   CHOOSING A SHARE CLASS THAT BEST SUITS YOU
   --------------------------------------------------------------------------

SM&R Investments, Inc. offers eleven separate funds in this prospectus. One of such funds, the Primary Fund, is a single-class fund. The other ten of such funds offer two different retail share classes, each with its own sales charge and distribution and service (12b-1) fee structures. Each class represents an interest in the same fund. In addition to choosing an SM&R fund with multiple classes, you should also select a share class of such fund that best suits your needs. You need to pay particularly close attention to this fee structure when selecting the class best suited for your needs. You should consider the factors below before investing. Your representative can help you.

EQUITY FUNDS AND FIXED INCOME FUNDS (EXCLUDING MONEY MARKET AND PRIMARY FUNDS)

                                                          CLASS A                                   CLASS B
                                                      (FRONT-END LOAD)                          (BACK-END LOAD)
Front-End Sales Charge                    -Front-end sales charges, as described    -No front-end sales charge; all your
                                           below. There are several ways to reduce   money goes to work for you right away
                                           these charges, also described below.
Annual Expenses                           -Lower annual expenses than Class B       -Higher annual expenses than Class A
                                           shares                                    shares
Contingent Deferred Sales Charge          -On shares purchases of $1 million and    -A contingent deferred sales charge on
                                           over, on which there is no "front-end"    any shares of the SM&R Equity Funds you
                                           load, a contingent deferred sales         sell within five (5) years of purchase,
                                           charge on any of such shares you sell     as described below
                                           within thirteen months of purchase as     -A contingent deferred sales charge on
                                           described below.                          any shares of the SM&R Fixed Income
                                                                                     Funds you sell within three (3) years
                                                                                     of purchase, as described below
12b-1 Fee                                 -12b-1 fee of 0.25% of average net        -12b-1 fee of 0.75% of average net
                                           assets for the Growth Fund, Equity        assets for the Growth Fund, Equity
                                           Income Fund, Balanced Fund, Government    Income Fund, Balanced Fund, Government
                                           Bond Fund and Tax Free Fund               Bond Fund and Tax Free Fund
                                           -12b-1 fee of 0.35% of average net        -12b-1 fee of 1.0% of average net
                                           assets for Alger Growth Fund, Alger       assets for Alger Growth Fund, Alger
                                           Aggressive Growth Fund, Alger Small-Cap   Aggressive Growth Fund, Alger Small-Cap
                                           Fund and Alger Technology Fund            Fund and Alger Technology Fund

                                                          CLASS A                                   CLASS B
                                                      (FRONT-END LOAD)                          (BACK-END LOAD)
Conversion of Shares                                                                -Class B shares of the Equity and Fixed
                                                                                     Income funds are automatically
                                                                                     converted to Class A shares after
                                                                                     eight (8) years, thus reducing future
                                                                                     annual expenses.
Maximum Purchase Amounts                                                            -Purchase amounts for Class B shares are
                                                                                     limited to amounts less than $500,000
Appropriateness                           -Generally more appropriate for           -Class B shares with a "back-end" load
                                           long-term investors                       are generally appropriate for investors
                                                                                     who may be averse to an up-front sales
                                                                                     charge and are willing to pay

MONEY MARKET FUND

                                         CLASS A                                   CLASS B
Front-End Sales Charge   -None                                     -None
Annual Expenses          -Lower annual expenses than Class B       -Higher annual expenses than Class A
                          shares                                    shares
12b-1 Fee                                                          -12b-1 fee of 0.50% of average net
                                                                    assets
Conversion of Shares                                               -Class B shares automatically convert to
                                                                    Class A shares after eight (8) years,
                                                                    thus reducing future annual expenses.
Method of Purchase       -Direct Investments                       -Exchange from existing Class B Equity
                                                                    and Fixed Income Funds only

(All classes may not be available in all states)

FOR EXPENSES OF CLASS A AND B SHARES, SEE THE FEES AND EXPENSES OF THE FUNDS EARLIER IN THIS PROSPECTUS.

The Primary Fund consists of a single class of shares offered at net asset value and does not impose any sales charges or distribution and service (12b-1) fees.

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

CLASS A SALES CHARGES
- GROWTH FUND, ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND, ALGER SMALL-CAP FUND, OR ALGER TECHNOLOGY FUND -- If you select Class A shares of these funds, you pay a "front-end" sales charge of up to 5.00%. The sales charge is a percentage of the offering price, as shown in the following table:

                                            SALES CHARGE        SALES CHARGES
                                              AS A % OF           AS A % OF
AMOUNT INVESTED                            OFFERING PRICE    NET AMOUNT INVESTED
Less than $50,000                                  5.00%                5.3%
$50,000 but less than $100,000                      4.5%                4.7%
$100,000 but less than $250,000                     3.5%                3.6%
$250,000 but less than $500,000                     2.5%                2.6%
$500,000 but less than $1,000,000                   1.5%                1.5%
$1,000,000 and over                         See below                   None

- GOVERNMENT BOND FUND OR TAX FREE FUND -- If you select Class A shares of these funds, you pay a "front-end" sales charge of up to 4.75%. The sales charge is a percentage of the offering price, as shown in the following table:

                                            SALES CHARGE        SALES CHARGES
                                              AS A % OF           AS A % OF
AMOUNT INVESTED                            OFFERING PRICE    NET AMOUNT INVESTED
Less than $50,000                                  4.75%                4.9%
$50,000 but less than $100,000                      4.5%                4.7%
$100,000 but less than $250,000                     3.5%                3.6%
$250,000 but less than $500,000                     2.5%                2.6%
$500,000 but less than $1,000,000                   1.5%                1.5%
$1,000,000 and over                         See below                   None

- MONEY MARKET FUND -- No sales charge is applicable to purchases of either the Class A or Class B shares of the Money Market Fund. The Class A shares of the Money Market Fund are not subject to 12b-1 fees.

INVESTMENTS OF $1 MILLION OR MORE

Although no "front-end" sales charge applies to purchases of $1 million and over, you will pay a contingent deferred sales charge (CDSC) of 1.00% of the net asset value if you redeem your shares within 13 months after you bought them. The CDSC will be calculated in the same manner as for Class B shares, as described under "CLASS B SALES CHARGES" below.

WAYS TO REDUCE YOUR CLASS A SALES CHARGE

YOU CAN REDUCE YOUR SALES CHARGE ON PURCHASES OF CLASS A OF THE FUNDS, THROUGH ONE OR MORE OF THE FOLLOWING PROGRAMS. YOU HAVE THE SOLE RESPONSIBILITY OF NOTIFYING SM&R THAT YOU INTEND TO QUALIFY UNDER ONE OF THESE CATEGORIES.
1. DISCOUNTS THROUGH CONCURRENT PURCHASES. To qualify for a reduced sales charge on Class A and Class T shares, you may combine concurrent purchases of Class T shares of funds managed by SM&R that impose a front-end sales charge. Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:
    (1) Any individual;
    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;
    (3) A trustee or fiduciary of a single trust estate or single fiduciary account;
    (4) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and
    (5) Employees (or employers on behalf of employees) under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.

Purchases in connection with employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the fund will realize economies of scale in sales effort and sales related expenses as a

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the fund's prospectus available to individual investors or employees, forwarding investments by such employees to the funds, and the like.
(2) DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class A or Class T shares of a fund managed by SM&R on which you paid a front-end sales charge, you may be able to receive a discount when you buy additional shares. The current net asset value for the shares you already own may be "accumulated" -- I.E., combined together with the dollar amount being invested -- to achieve quantities eligible for discount.
(3) LETTER OF INTENT (LOI). You may qualify for a reduced sales charge on purchases of Class T shares of funds managed by SM&R by completing the Letter of Intent section of the account application. Under a Letter of Intent, an investor expresses an intention to purchase, within 13 months of the initial investment, a specified amount of Class A and Class T shares of funds managed by SM&R which, if made concurrently, would qualify for a reduced sales charge. Upon execution of a Letter of Intent, the investor must make a minimum initial investment equal to ten percent (10%) of the amount necessary to qualify for the applicable reduced sales charge. To assure that the full applicable sales charge will be paid if the intended purchase is not completed, five percent (5%) of the total intended purchase amount will be held in escrow in shares registered in the investor's name. Shares held in escrow under a Letter of Intent are not eligible for the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation of the part of the investor to purchase or the funds to sell the full amount of shares specified.

Contact your representative or SM&R at 1-800-231-4639 if you think you may qualify for these services.

ELIGIBLE NET ASSET VALUE PURCHASERS
If you qualify under one of the categories below, you may purchase Class A shares without a "front-end" sales charge (at net asset value):

APPLICABLE TO ALL FUNDS
    (a) persons purchasing shares for a federal or state sponsored post-secondary education funding program;
    (b) persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of any fund managed by SM&R (other than the Money Market and Primary Funds);
    (c) policyholders of American National subsidiaries that have entered into a net asset value agreement with SM&R;
    (d) members of any non-profit business, trade, professional, charitable, civic or similar associations and clubs with an active membership of at least 100 persons;
    (e) registered representatives and employees of dealers who have entered into mutual fund sales or distribution agreements with SM&R and members of the immediate family (including spouse, children, parents and parents of spouse) provided that purchases at net asset value are permitted by the policies of the dealer;
    (f) any other persons that have been determined by the Board of Directors (or by the distributor based on guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the funds.

EXCLUSIVE TO CLASS A SHARES OF THE SM&R ALGER FUNDS ONLY
    (a) Present and retired directors, officers, and full-time employees of the Fund;
    (b) Present and retired directors, officers, registered representatives, and full-time employees of SM&R and their spouses;
    (c) Present and retired officers, directors, insurance agents and full-time employees (and their spouses) of: (1) American National Insurance Company ("American National"), (2) American National subsidiaries, and

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

        (3) any corporation or partnership for which any of American National's present directors serve as a director or partner;
    (d) Present and retired partners and full-time employees of legal counsel to SM&R (and officers and directors of any professional corporations which are partners of such legal counsel) and their spouses;
    (e) Members of the immediate family (any parent, spouse of a parent, child, spouse or a child, spouse, brother, or sister, including step and adoptive relationships), grandchildren, grandparents and in-laws of any person named in (a), (b), (c), or (d);
    (f) Any trust, pension, profit-sharing, IRA, or other benefit plan for any of such persons mentioned in (a), (b), (c), (d) or (e) (although shares of the Tax Free Fund should not be purchased by these entities);
    (g) Custodial accounts for minor children of such persons mentioned in (a),
        (b), (c), (d) or (e) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts;
    (h) Persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of any fund managed by SM&R (other than the SM&R Money Market Fund and Primary Fund);

YOU HAVE THE SOLE RESPONSIBILITY OF NOTIFYING THE FUND THAT YOU INTEND TO QUALIFY UNDER ONE OF THESE CATEGORIES.

You will be eligible for net asset value purchases ONLY if you qualify in one of the above sections and if you purchase shares directly from SM&R. If you purchase such shares through a registered representative of SM&R or another financial securities representative, you will have to pay the full "front-end" sales charge on your initial purchase. You will also pay such sales charge on all subsequent purchases unless you notify SM&R that you wish to purchase shares directly from SM&R rather than through your registered representative or your financial services representative for services provided.

Each of the funds may terminate or change the terms of any waiver of sales charges at any time.

CLASS B SALES CHARGES

You can purchase Class B shares at net asset value, without any initial sales charge. However, there is a CDSC on shares you sell, the amount of which depends on the number of years since such purchase.
- GROWTH FUND, ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND, ALGER SMALL-CAP FUND, OR ALGER TECHNOLOGY FUND -- If you sell Class B shares of these funds within five years after buying them, you will pay the CDSC shown in the following table:

                                                     CONTINGENT DEFERRED
                                                        SALES CHARGE
                                                         (AS A % OF
                                                    OFFERING PRICE AT THE
YEARS SINCE PURCHASE                                  TIME OF PURCHASE)
Year 1                                                          5.00%
Year 2                                                          4.00%
Year 3                                                          3.00%
Year 4                                                          2.00%
Year 5                                                          1.00%
Year 6+                                                          None

- GOVERNMENT BOND FUND OR TAX FREE FUND -- If you sell Class B shares of these funds within three years after buying them, you will pay the CDSC shown in the following table:

                                                     CONTINGENT DEFERRED
                                                        SALES CHARGE
                                                         (AS A % OF
                                                    OFFERING PRICE AT THE
YEARS SINCE PURCHASE                                  TIME OF PURCHASE)
Year 1                                                          3.00%
Year 2                                                          2.00%
Year 3                                                          1.00%
Year 4                                                           None

- MONEY MARKET FUND -- No sales charge is applicable to purchases of either the Class A or Class B shares of the Money Market Fund.

COMPUTING CDSC
If the net asset value of shares being redeemed has increased since you bought them, we do not impose a CDSC on the increase in net asset value. We also do not impose a CDSC on shares bought with reinvested dividends or capital gain distributions.

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

We will minimize any applicable CDSC by assuming that an investor --
     (i) first redeems Class B shares bought through reinvested dividends and capital gains distributions, and
    (ii) next redeems Class B shares held the longest.

CLASS B WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

The CDSC will be waived on the following redemptions of Class B shares:
(1) 12% FREE AMOUNT. We waive the CDSC on redemptions pursuant to a systematic withdrawal plan of up to 12% of the account value per year. We apply this 12% waiver on a per fund basis to the account value determined at the time you elect a systematic withdrawal plan. (Remember that the CDSC does not apply to appreciation and reinvested dividends. Redemptions from appreciation and reinvested dividends, which occur first, do not count toward the 12% free amount.)
(2) DEATH OR DISABILITY. We waive the CDSC on redemptions of Class B shares following the shareholder's death or disability, so long as:
    (a) the disability began after the shares were purchased;
    (b) SM&R is notified of such death or disability at the time of the redemption request and receives satisfactory evidence of such death or post-purchase disability;
    (c) the redemptions are made within one year following death or initial determination of disability; and
    (d) the shares were held at the time of death or initial determination of disability.

For purposes of this waiver, the death or disability must meet the definition in
Section 72(m)(7) of the Internal Revenue Code (the "Code"). If the shares are held in a joint account, then all registered joint owners must be dead or disabled.
(3) MINIMUM REQUIRED DISTRIBUTIONS. We waive the CDSC on redemptions of Class B shares in connection with certain distributions from four types of qualified retirement plans: IRAs, custodial accounts maintained pursuant to Code
    Section 403(b), deferred compensation plans qualified under Code
    Section 457 and plans qualified under Code Section 401. To qualify for the waiver, the redemptions must result from one of the following:
    (a) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older to the extent it does not exceed 12% annually of the participant's or beneficiary's account value;
    (b) tax-free rollovers or transfers of assets to another IRA,
        Section 403(b) plan, Section 457 plan or Section 401 plan invested in Class B shares of one or more funds;
    (c) tax-free returns of excess contributions or returns of excess deferral amounts; and
    (d) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.
(4) SMALL ACCOUNTS. We waive the CDSC on redemptions by the funds of small accounts (accounts with a value less than $500).
(5) THE ADVISER. We waive the CDSC on redemptions of shares owned by SM&R or any of its affiliates.

DISTRIBUTION AND SHAREHOLDER SERVICE (12B-1) FEE

Classes A and B of funds (other than Class A of the Money Market Fund) pay SM&R, the principal underwriter, a distribution and/or shareholder servicing (12b-1) fee. BECAUSE DISTRIBUTION AND/OR SHAREHOLDER SERVICING (12B-1) FEES ARE PAID OUT OF FUND ASSETS ON AN ONGOING BASIS, 12B-1 FEES MAY, OVER TIME, INCREASE THE COST OF YOUR INVESTMENT IN A FUND AND BE MORE EXPENSIVE THAN A HIGHER "FRONT-END LOAD."

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

These fees are computed as an annual percentage of the average daily net assets of each class of shares of a fund, as follows:
- For the GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND, GOVERNMENT BOND FUND AND TAX FREE FUND:

                                     DISTRIBUTION  SERVICE  TOTAL 12B-1
CLASS                                    FEE         FEE        FEE
Class A Shares
(FRONT-END LOAD)                          0.25%     -0-         0.25%
Class B Shares
(BACK-END LOAD (CDSC))                    0.50%     0.25%       0.75%

- For the MONEY MARKET FUND:

                                     DISTRIBUTION  SERVICE  TOTAL 12B-1
CLASS                                    FEE         FEE        FEE
Class A Shares                          -0-         -0-       -0-
Class B Shares                            0.50%     -0-         0.50%

- For the ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, ALGER SMALL-CAP FUND AND ALGER TECHNOLOGY FUND:

                                     DISTRIBUTION  SERVICE  TOTAL 12B-1
CLASS                                    FEE         FEE        FEE
Class A Shares
(FRONT-END LOAD)                          0.35%     -0-         0.35%
Class B Shares
(BACK-END LOAD (CDSC))                    1.00%     -0-         1.00%

The distribution fee is for services that are primarily intended to result in or are primarily attributable to the distribution of the Class A and B shares. The service fee is for providing ongoing servicing to shareholders of the Class B shares. These fees compensate SM&R, or enable SM&R to compensate other persons (including distributors of the shares), for providing such services.

                      THE SM&R FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund's Board of Directors has delegated to Securities Management and Research, Inc. ("SM&R"), the funds' investment adviser, the management of the funds' day-to-day business and affairs. In addition, SM&R invests the funds' assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations and endowment funds.

The funds pay SM&R an investment advisory fee, which is calculated daily for each fund and paid monthly. The advisory agreements between SM&R and the funds spell out the management fee and other expenses that the funds must pay.

The GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND each pay an advisory fee to SM&R calculated as follows:

ON THE PORTION OF SUCH FUNDS'                       ADVISORY FEE
AVERAGE DAILY NET ASSETS                            ANNUAL RATE
Not exceeding $100,000,000                              0.750%
Exceeding $100,000,000 but not exceeding
$200,000,000                                            0.625%
Exceeding $200,000,000 but not exceeding
$300,000,000                                            0.500%
Exceeding $300,000,000                                  0.400%

The ALGER GROWTH FUND, ALGER AGGRESSIVE GROWTH FUND, ALGER SMALL-CAP FUND AND ALGER TECHNOLOGY FUND (the "Alger Funds") each pay an advisory fee to SM&R equal to the following annual percentage rates of such funds' average daily net assets:

                                                    ADVISORY FEE
ALGER FUND                                          ANNUAL RATE
Alger Growth Fund                                        0.85%
Alger Aggressive Growth Fund                             1.05%
Alger Small-Cap Fund                                     1.00%
Alger Technology Fund                                    1.35%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of the Alger Funds to Fred Alger Management, Inc. One World Trade Center, Suite 9333, New York, NY 10048. Fred Alger Management has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. Fred Alger Management makes investment decisions for each of the Alger Funds and continuously reviews and administers the Alger Funds' investment programs. SM&R monitors Fred Alger Management's buying and selling of securities and administration of the Alger Funds' investment programs.

Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of the Alger Funds. The Alger Funds are not responsible for paying the sub-advisory fee directly.

The GOVERNMENT BOND FUND AND TAX FREE FUND each pay an advisory fee to SM&R calculated as follows:

AVERAGE DAILY                                           ANNUAL
NET ASSETS OF EACH FUND                             PERCENTAGE RATE
Not exceeding $100,000,000                                 0.50%
Exceeding $100,000,000 but not exceeding
$300,000,000                                               0.45%
Exceeding $300,000,000                                     0.40%

The MONEY MARKET FUND AND PRIMARY FUND each pay an advisory fee to SM&R equal to the following annual percentage rates of such funds' average daily net assets:

                                                    ADVISORY FEE
FUND                                                ANNUAL RATE
Money Market Fund                                        0.25%
Primary Fund                                             0.50%

                      THE SM&R FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

After applicable fee waivers, SM&R received total advisory fees as follows:


                                                      ADVISORY
                                                        FEES
                                                      AS A % OF
                                                    AVERAGE DAILY
FUND                                                 NET ASSETS
SM&R EQUITY FUNDS:
  Growth Fund(1)
    Class A                                               0.48%
    Class B                                               0.48%
  Alger Growth Fund(2)
    Class A                                                 --
    Class B                                                 --
  Alger Aggressive Growth Fund(2)
    Class A                                                 --
    Class B                                                 --
  Equity Income Fund(1)
    Class A                                               0.71%
    Class B                                               0.71%
  Balanced Fund(1)
    Class A                                               0.33%
    Class B                                               0.52%
  Alger Small-Cap Fund(2)
    Class A                                                 --
    Class B                                                 --
  Alger Technology Fund(2)
    Class A                                                 --
    Class B                                                 --
SM&R FIXED INCOME FUNDS:
  Government Bond Fund(3)
    Class A                                               0.46%
    Class B                                               0.41%
  Tax Free Fund(3)
    Class A                                               0.15%
    Class B                                               0.13%
  Money Market Fund(3)
    Class A                                               0.23%
    Class B                                                 --
  Primary Fund(3)                                         0.26%



(1) The totals given for these funds are those of the corresponding Predecessor Funds, and for the year ended December 31, 2000, which was the last fiscal year ending of the Predecessor Funds.
(2) Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, no advisory fees were paid to SM&R by the Alger Funds during such time.
(3) The totals given for these funds are for the fiscal year ended August 31, 2000, except for the Money Market Fund Class B because it was not in existence until December 31, 2000.

ADMINISTRATIVE SERVICES

Each of the funds pay SM&R an administrative service fee under administrative service agreements between the Fund and SM&R. These agreements state that each of the funds will pay SM&R for non-investment related management, executive, administrative, transfer agent, and operation services to the funds. The administrative service fee for all funds other than the Alger Funds is calculated as follows:

                                                    ADMINISTRATIVE
ON THE PORTION OF THE FUNDS'                         SERVICE FEE
AVERAGE DAILY NET ASSETS                             ANNUAL RATE
Not exceeding $100,000,000                                 0.25%
Exceeding $100,000,000 but not exceeding
$200,000,000                                               0.20%
Exceeding $200,000,000 but not exceeding
$300,000,000                                               0.15%
Exceeding $300,000,000                                     0.10%

Each of the ALGER FUNDS pays SM&R an administrative fee at the annual rate of 0.25% of its average daily net asset value.

REIMBURSEMENTS AND WAIVERS
In the administrative service agreements with the GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND, GOVERNMENT BOND FUND, TAX FREE FUND, MONEY MARKET FUND AND PRIMARY FUND, SM&R has agreed to pay (or to reimburse each such fund for) each such fund's regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of each such fund's average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, if any, paid to SM&R, but do not include 12b-1 fees, class-specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions.

In order to improve the yield and total return of one or more of the funds, SM&R may from time to time VOLUNTARILY waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in an administrative service agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to reimburse expenses incurred by the Tax Free, Government Bond and Primary Funds to the extent that regular operating

                      THE SM&R FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

expenses exceed average daily net assets as follows: 0.75% for the Tax Free Fund, 0.80% for the Primary Fund and 1.00% for the Government Bond Fund.

PORTFOLIO MANAGEMENT
While the following individuals are primarily responsible for the day-to-day portfolio management of their respective funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment policies.

GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND

GORDON D. DIXON, DIRECTOR, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER OF
  SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, CO-MANAGER.
   Mr. Dixon joined SM&R in 1993. Mr. Dixon serves as Co-Manager of the Growth Fund, Equity Income Fund and the Balanced Fund. He was previously Portfolio Manager of such funds. Mr. Dixon also serves as Vice President of American National Investment Accounts, Inc. ("ANIA"), another fund managed by SM&R which is used exclusively for variable contracts issued by American National Insurance Company. He is also the portfolio manager of ANIA's Government Bond Portfolio and High Yield Bond Portfolio and co-manager of ANIA's Growth Portfolio, Equity Income Portfolio, Balanced Portfolio and International Stock Portfolio. Mr. Dixon also serves as portfolio manager of the Fund's Government Bond Fund and Tax Free Fund. Mr. Dixon graduated from the University of South Dakota with a B.A. in Finance and Accounting and from Northwestern University in 1972 with an M.B.A in Finance and Accounting. He began his investment career in 1972 as an Administrative and Research Manager with Penmark Investments. In 1979, he began working for American Airlines in the management of the $600 million American Airlines Pension Portfolio, of which approximately $100 million was equities. In 1984, he was employed by C&S/Sovran Bank in Atlanta, Georgia as Director of Equity Strategy where he had responsibility for all research, equity trading and quantitative services groups as well as investment policy input of a portfolio of approximately $7 billion, of which $3.5 billion was equities.

ANDREW R. DUNCAN, SR. SECURITIES ANALYST/ PORTFOLIO MANAGER.  Mr. Duncan joined
  SM&R's staff in 1997 as Sr. Securities Analyst/Portfolio Manager. Mr. Duncan serves as Portfolio Manager of the Equity Income Fund and the Balanced Fund. He also serves as the portfolio manager of ANIA'S Equity Income Portfolio, Balanced Portfolio, and International Stock Portfolio. He graduated from West Virginia University in 1995 with a BS/BA degree in Finance and from Texas A&M University in 1996 with an MS in Finance.

ANDRE J. HODLEWSKY, SR. SECURITIES ANALYST/ PORTFOLIO MANAGER. Mr. Hodlewsky joined SM&R in 1998 as Securities Analyst. Mr. Hodlewsky serves as Portfolio Manager of the Growth Fund. He also serves as portfolio manager for ANIA's Growth Portfolio and Small-Cap/Mid-Cap Portfolio. He graduated from the University of Wisconsin in 1990 with a BA in Graphic Design and Industrial Design and from the University of Wisconsin in 1999 with an MBA in Marketing and Finance. Prior to joining SM&R's staff, he held a position at Rockwell from 1995 to 1997 in their Internet and Multi-Media Design Group and Mandel Company in Milwaukee, Wisconsin, from 1993 to 1995 in the Prepress Technology Division.

GOVERNMENT BOND FUND, TAX FREE FUND, MONEY MARKET FUND, AND PRIMARY FUND

GORDON D. DIXON  (See above.)

ANNE M. LEMIRE, SENIOR SECURITIES ANALYST/ PORTFOLIO MANAGER. Ms. LeMire has served as Assistant Portfolio Manager of the Government Bond Fund, Primary Fund, Tax Free Fund, and Money Market Fund since March 2000. Ms. LeMire assumed the role of Assistant Portfolio Manager of the ANIA Money Market Portfolio in March 2000. She also has served as Assistant Portfolio Manager of the ANIA Government Bond Portfolio and High Yield Bond Portfolio since their inception in May 2000. Ms. LeMire joined SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified

                      THE SM&R FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

  Public Accountant designation in 1990. Before joining SM&R, she held an auditing position at the University of Texas Medical Branch.

JOHN S. MAIDLOW, PORTFOLIO MANAGER.  Mr. Maidlow assumed the role of Portfolio
  Manage of the Primary Fund and Money Market Fund in March 2000. He had previously served as Assistant Portfolio Manager of the Primary Fund since 1998 and the Money Market Fund since its inception in January 1999.
  Mr. Maidlow assumed the role of Portfolio Manager of the Money Market Portfolio of ANIA in March 2000; he had previously served as Assistant Portfolio Manager of the ANIA Money Market Portfolio since November 1998. He joined SM&R's staff in 1998 and prior to that time he held positions with American Industries Trust Companies as a trust officer, Texas Department of Insurance and the Texas Department of Banking as an examiner, Landmark Group as Vice President of Investments, MBank as a trust officer and Rotan-Mosle, Inc. and Eppler, Guerin & Turner as an investment broker.

SM&R ALGER FUNDS

ALGER GROWTH FUND

DAVID D. ALGER has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

RONALD TARTARO has been employed by Alger Management since 1990 as a senior research analyst until 1995 when he assumed the position of Senior Vice President and Portfolio Manager. He serves as a co-manager of this fund.

ALGER AGGRESSIVE GROWTH FUND

DAVID D. ALGER has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

SEILAI KHOO has been employed by Alger Management since 1989 as a senior research analyst until 1995 when she assumed the position of Senior Vice President and Portfolio Manager. She serves as a co-manager of this fund.

ALGER SMALL-CAP FUND

DAVID D. ALGER has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

BONNIE SMITHWICK has been employed by Alger Management as a portfolio manager since June 2000, prior to which she was a Senior Vice President and financial analyst for Bramwell Capital Management from 1996 to 2000, and Sales Director, Worldwide Security Services, for Citibank N.A. from 1993 to 1996. She serves as a co-manager of this fund.

ALGER TECHNOLOGY FUND

DAVID D. ALGER has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

SEILAI KHOO has been employed by Alger Management since 1989 as a senior research analyst until 1995 when she assumed the position of Senior Vice President and Portfolio Manager. She serves as a co-manager of this fund.

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

UNDERSTANDING THE FINANCIAL HIGHLIGHTS
The following Financial Highlights tables are intended to help you understand the performance of the Class A and Class B shares of each of the multiple-class funds (other than the SM&R Alger Funds) and the performance of the Primary Fund, a single-class fund. The information in the tables for the multiple class funds begins on January 1, 1999, the date multiple classes were created.

The information in the tables for the Primary Fund is for such fund's past five fiscal years.

The SM&R Alger Funds were not in existence during the Fund's fiscal year ending August 31, 2000.

Certain information reflects financial results for a single share of the fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The returns do not reflect any sales loads or account fees, but do include 12b-1 fees for the multiple class funds.

The tables itemize what contributed to the changes in the share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the class of shares is not five years old.

On a per-share basis, the tables include as appropriate
    - share price at the beginning of the period
    - investment income and capital gains or losses
    - distributions of income and capital gains paid to shareholders
    - share price at the end of the period

The tables also include some key statistics for the period as appropriate
    - Total Return -- the overall percentage of return of the fund, assuming the reinvestment of all distributions
    - Expense Ratio -- operating expenses as a percentage of average net assets
    - Net Income Ratio -- net investment income as a percentage of average net assets
    - Portfolio Turnover -- the percentage of the fund's buying and selling activity


With the exception of the information presented for the Primary Fund's 1996 and 1997 fiscal years, the information contained in the Financial Highlights has been audited by the Fund's independent auditors, Tait, Weller & Baker. Their Independent Auditor's Report is included in the fund's annual report for the year ended August 31, 2000 for the Government Bond, Tax Free, Primary and Money Market Funds and for the year ended December 31, 2000 for the Growth, Equity Income and Balanced Funds, and is incorporated by reference into the Statement of Additional Information and is available upon request. The information for the Primary Fund's fiscal years ending August 31, 1997 and 1996 is derived from the financial statements of the Primary Fund, which for such fiscal years were audited by the Fund's former independent auditors.

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

GROWTH FUND(1)


The following financial highlights table is intended to help you understand the Growth Fund's financial performance since inception. Certain information reflects financial results for a single share outstanding throughout the period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Growth Fund (assuming reinvestment of all dividends and distributions) since the addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Growth Fund, Class A and B Shares, which for the years ended
December 31, 1999 and 2000 have been audited by Tait, Weller & Baker. The independent auditor's report, along with the Growth Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------


                                       FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                      DECEMBER 31, 2000(2)               DECEMBER 31, 1999
                                --------------------------------  --------------------------------
                                CLASS A SHARES   CLASS B SHARES   CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $ 6.73           $ 6.66          $ 5.69           $ 5.69
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME--NET                 0.01            (0.02)           0.01               --
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (0.66)           (0.65)           1.30             1.24
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total from Investment
Operations                            (0.65)           (0.67)           1.31             1.24
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                (0.01)              --              --               --
--------------------------------------------------------------------------------------------------
Capital gains                         (0.52)           (0.52)          (0.27)           (0.27)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total Distributions                   (0.53)           (0.52)          (0.27)           (0.27)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $ 5.55           $ 5.47          $ 6.73           $ 6.66
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
TOTAL RETURN*                         (8.76)%          (9.17)%         23.45%           22.04%
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)                      $6,856           $3,382          $3,776           $1,547
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets                             1.30%            1.89%           1.51%            2.01%
--------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets                 (0.02)%          (0.66)%         (0.19)%          (0.64)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate               19.68%           19.68%          16.13%           16.13%
--------------------------------------------------------------------------------------------------



(1)  The information shown here is for the Predecessor Fund, SM&R Growth
     Fund, Inc
(2)  The SM&R Growth Fund, Inc. had a fiscal year ending December 31.
 *   Returns are not annualized, and do not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

EQUITY INCOME FUND(1)


The following financial highlights table is intended to help you understand the Equity Income Fund's financial performance since inception. Certain information reflects financial results for a single Equity Income Fund share outstanding throughout the period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Equity Income Fund (assuming reinvestment of all dividends and distributions) since the addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Equity Income Fund, Class A and B Shares, which for the years ended December 31, 1999 and 2000 have been audited by Tait, Weller & Baker. The independent auditor's report, along with the Equity Income Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------


                                       FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                      DECEMBER 31, 2000(2)               DECEMBER 31, 1999
                                --------------------------------  --------------------------------
                                CLASS A SHARES   CLASS B SHARES   CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $24.79           $24.38          $28.02           $28.02
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME--NET                 0.36             0.23            0.58             0.47
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             1.50             1.45           (1.47)           (1.88)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total from Investment
Operations                             1.86             1.68           (0.89)           (1.41)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                (0.38)           (0.29)          (0.58)           (0.47)
--------------------------------------------------------------------------------------------------
Capital gains                         (1.08)           (1.08)          (1.76)           (1.76)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total Distributions                   (1.46)           (1.37)          (2.34)           (2.23)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $25.19           $24.69          $24.79           $24.38
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
TOTAL RETURN*                          8.61%            7.95%          (3.01)%          (4.86)%
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)                      $5,671           $5,324          $4,802           $4,343
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets                             1.49%            1.99%           1.51%            2.01%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                  1.32%            0.74%           1.53%            1.03%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate               22.05%           22.05%           9.81%            9.81%
--------------------------------------------------------------------------------------------------



(1) The information shown here is for the Predecessor Fund, SM&R Equity Income Fund, Inc.
(2)  The SM&R Equity Income Fund, Inc. had a fiscal year ending December 31.
 *   Returns are not annualized, and do not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

BALANCED FUND(1)


The following financial highlights table is intended to help you understand the Balanced Fund's financial performance since inception. Certain information reflects financial results for a single Balanced Fund share outstanding throughout the period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Balanced Fund (assuming reinvestment of all dividends and distributions) since the addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Balanced Fund, Class A and B Shares, which for the years ended December 31, 1999 and 2000 have been audited by Tait, Weller & Baker. The independent auditor's report, along with the Balanced Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------


                                       FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                      DECEMBER 31, 2000(2)               DECEMBER 31, 1999
                                --------------------------------  --------------------------------
                                CLASS A SHARES   CLASS B SHARES   CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $20.30           $20.64          $19.63           $19.63
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME--NET                 0.37             0.35            0.47             0.40
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (0.06)           (0.08)           1.47             1.81
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total from Investment
Operations                             0.31             0.27            1.94             2.21
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                (0.39)           (0.36)          (0.47)           (0.40)
--------------------------------------------------------------------------------------------------
Capital gains                         (1.29)           (1.29)          (0.80)           (0.80)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
Total Distributions                   (1.68)           (1.65)          (1.27)           (1.20)
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $18.93           $19.26          $20.30           $20.64
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
TOTAL RETURN*                          3.35%            2.79%          10.13%           11.52%
                                     ======           ======          ======           ======
--------------------------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)                      $2,512           $2,081          $1,777           $1,119
--------------------------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average net
assets                                 1.50%            2.00%           1.51%            2.01%
--------------------------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average net
assets                                 1.92%            2.23%           1.51%            2.01%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                  2.40%            1.89%           1.87%            1.36%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate               13.17%           13.17%          18.01%           18.01%
--------------------------------------------------------------------------------------------------



(1)  The information shown here is for the Predecessor Fund, SM&R Balanced
     Fund, Inc.
(2)  The SM&R Balanced Fund, Inc. had a fiscal year ending December 31.
 *   Returns are not annualized, and do not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

GOVERNMENT BOND FUND


The following financial highlights table is intended to help you understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Government Bond Fund, Class A and B Shares, which for the year ended August 31, 2000 and period shown below have been audited by Tait, Weller & Baker, CPA. The independent auditor's report, along with the Government Bond Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                                                            PERIOD FROM
                                                                          JANUARY 1, 1999
                                       FISCAL YEAR ENDED                         TO
                                        AUGUST 31, 2000                   AUGUST 31, 1999
                                --------------------------------  --------------------------------
                                CLASS A SHARES   CLASS B SHARES   CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $  10.20         $ 10.16          $ 10.62           $10.62
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME--NET                 0.57            0.49             0.30             0.33
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (0.06)          (0.02)           (0.42)           (0.46)
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
Total from Investment
Operations                             0.51            0.47            (0.12)           (0.13)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                (0.57)          (0.49)           (0.30)           (0.33)
--------------------------------------------------------------------------------------------------
Capital gains                            --              --               --               --
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
Total Distributions                   (0.57)          (0.49)           (0.30)           (0.33)
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $  10.14         $ 10.14          $ 10.20           $10.16
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
TOTAL RETURN*                          5.15%           4.74%           (1.17)%          (1.30)%
                                   ========         =======          =======           ======
--------------------------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD          $127,344         $78,137          $68,792           $7,743
--------------------------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average net
assets**                               1.25%           1.75%            1.25%            1.75%
--------------------------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average net
assets**                               1.29%           1.84%            1.42%            1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets**                5.68%           5.12%            5.25%            4.86%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate               30.87%          30.87%           22.86%           22.86%
--------------------------------------------------------------------------------------------------

 *   Return not annualized
**   Ratios annualized

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

TAX FREE FUND


The following financial highlights table is intended to help you understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Tax Free Fund, Class A and B Shares, which for the year ended August 31, 2000 and period shown below have been audited by Tait, Weller & Baker, CPA. The independent auditor's report, along with the Tax Free Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                                                            PERIOD FROM
                                                                          JANUARY 1, 1999
                                       FISCAL YEAR ENDED                         TO
                                        AUGUST 31, 2000                   AUGUST 31, 1999
                                --------------------------------  --------------------------------
                                CLASS A SHARES   CLASS B SHARES   CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $  10.22         $  10.20         $  10.68         $  10.68
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME--NET                 0.46             0.41             0.21             0.18
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             0.12             0.13            (0.46)           (0.48)
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
Total from Investment
Operations                             0.58             0.54            (0.25)           (0.30)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                (0.46)           (0.41)           (0.21)           (0.18)
--------------------------------------------------------------------------------------------------
Capital gains                         (0.01)           (0.01)              --               --
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
Total Distributions                   (0.47)           (0.42)           (0.21)           (0.18)
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $  10.33         $  10.32         $  10.22         $  10.20
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
TOTAL RETURN*                          5.86%            5.47%           (2.37)%          (2.85)%
                                   ========         ========         ========         ========
--------------------------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD          $211,755         $115,025         $194,917         $113,143
--------------------------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average net
assets**                               1.00%            1.50%            1.51%            2.01%
--------------------------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average net
assets**                               1.35%            1.87%            2.02%            2.52%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets**                4.59%            4.12%            3.69%            3.20%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                7.61%            7.61%            5.09%            5.09%
--------------------------------------------------------------------------------------------------

 *   Return not annualized
**   Ratios annualized

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

MONEY MARKET FUND


The following financial highlights table is intended to help you understand the Money Market Fund's financial performance for the periods shown since its inception. Certain information reflects financial results for a single Money Market Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Money Market Fund which have been audited by Tait, Weller & Baker, CPA. The independent auditor's report, along with the Money Market Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------


                                                              PERIOD FROM
                                               FISCAL       JANUARY 1, 1999
                                             YEAR ENDED            TO
                                          AUGUST 31, 2000   AUGUST 31, 1999
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00           $  1.00
                                              =======           =======
----------------------------------------------------------------------------
INVESTMENT INCOME--NET                           0.05              0.03
----------------------------------------------------------------------------
Total from Investment Operations                 0.05              0.03
                                              =======           =======
----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net                          (0.05)            (0.03)
----------------------------------------------------------------------------
Total Distributions                             (0.05)            (0.03)
                                              =======           =======
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  1.00           $  1.00
                                              =======           =======
----------------------------------------------------------------------------
TOTAL RETURN**                                   5.56%             2.89%
                                              =======           =======
----------------------------------------------------------------------------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD (000'S
OMITTED)                                      $54,258           $10,681
----------------------------------------------------------------------------
Ratio of expenses with reimbursement to
average net assets*                              0.49%             0.50%
----------------------------------------------------------------------------
Ratio of expenses without reimbursement
to average net assets*                           0.66%             1.22%
----------------------------------------------------------------------------
Ratio of net investment income to
average net assets*                              5.58%             4.45%
----------------------------------------------------------------------------


 *   Ratios annualized
**   Returns are not annualized

                              FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------

PRIMARY FUND


The following financial highlights table is intended to help you understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund which for the years ended through August 31, 1997 have been audited by the Fund's former independent auditors and for the years ended August 31, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Primary Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                        YEAR ENDED AUGUST 31,
                           ------------------------------------------------
                             2000      1999      1998      1997      1996
---------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                           =======   =======   =======   =======   =======
---------------------------------------------------------------------------
INVESTMENT INCOME--NET        0.06      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                  (0.01)       --        --        --        --
                           =======   =======   =======   =======   =======
---------------------------------------------------------------------------
Total from Investment
Operations                    0.05      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income--net       (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------
Total Distributions          (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                           =======   =======   =======   =======   =======
---------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                       $  0.99   $  1.00   $  1.00   $  1.00   $  1.00
                           =======   =======   =======   =======   =======
---------------------------------------------------------------------------
TOTAL RETURN*                 4.68%     4.75%     5.15%     4.98%     5.07%
                           =======   =======   =======   =======   =======
---------------------------------------------------------------------------
RATIOS (IN PERCENTAGES)/
SUPPLEMENTAL DATA
NET ASSETS, END OF YEAR
(000'S OMITTED)            $26,795   $30,838   $34,577   $33,045   $37,465
---------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average
net assets                    0.80%     0.80%     0.80%     0.80%     0.81%
---------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average
net assets                    1.04%     1.06%     0.98%     1.01%     1.15%
---------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                        5.55%     4.66%     5.02%     4.86%     4.93%
---------------------------------------------------------------------------
Portfolio turnover rate      18.46%    30.47%       --        --        --
---------------------------------------------------------------------------

            SHAREHOLDER'S GUIDE TO INVESTING IN SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

                  IMPORTANT SHAREHOLDER FACTS AND INFORMATION

THIS SECTION OF THE PROSPECTUS IS PROVIDED TO HELP YOU BECOME FAMILIAR WITH THE TYPES OF ACCOUNTS AND SERVICES AVAILABLE IN THE SM&R FUNDS. IT EXPLAINS THE VARIOUS SERVICES AVAILABLE TO YOU AND FEATURES YOU CAN ESTABLISH AS PART OF YOUR ACCOUNT IN SUCH "FUNDS" AS WELL AS ACCOUNT POLICIES AND FEES THAT MAY APPLY TO YOUR ACCOUNT.

 SM&R'S WEB SITE:  www.smrinvest.com

 BUSINESS HOURS:
      8:00 A.M. TO 4:30 P.M. CENTRAL TIME
      EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING ("REGULAR TRADING DAY")

     24-HOUR ACCESS TO ACCOUNT INFORMATION. SEE "VOICE RESPONSE UNIT" UNDER "OTHER SERVICES" IN THIS GUIDE

 TRANSFER AGENCY MAILING ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      P.O. BOX 58969
      HOUSTON, TEXAS 77258-8969

 OVERNIGHT MAILING ADDRESS AND STREET ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      2450 SOUTH SHORE BOULEVARD, SUITE 120
      LEAGUE CITY, TEXAS 77573

 IMPORTANT PHONE NUMBERS:
      INVESTOR HOTLINE/VOICE RESPONSE:
          1-877-239-2049
      INVESTOR SERVICES DEPARTMENT:
          1-800-231-4639

 FAX NUMBERS:
      TRANSFER AGENCY:
          1-281-538-4983

 WIRING INSTRUCTIONS:
      MOODY NATIONAL BANK OF GALVESTON
      ABA #113100091
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      #035 868 9
      NAME OF CLASS AND FUND (E.G. CLASS A OF THE GOVERNMENT BOND FUND) FUND ACCOUNT NUMBER (NUMBER APPEARS ON YOUR CONFIRMATION STATEMENT) YOUR NAME (E.G., MARY SMITH)

 THIRD PARTY CHECKS
 To prevent fraud, SM&R will not accept checks made payable to third parties to open new accounts. Tax-deferred rollover checks, properly endorsed, will be accepted.

 MINIMUM INVESTMENT AMOUNTS:
 The funds' low investment minimums make investing easy. Once you decide on a fund, an investment amount, and a share class simply talk to your representative or broker-dealer, or fill out an application and send in your investment.

 The funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

                                          INITIAL  ADDITIONAL
Regular Accounts                          $  100      $ 20
Automatic Investment Plan                 $  100      $ 20
Retirement Plans                          $  100      $ 20
Primary and Money Market Funds            $1,000      $100
Alger Funds                               $  500      $ 50

 CERTIFICATES
 Share certificates are not issued by the funds. Your purchases are maintained on the records of the funds in book shares. This provides you with easy access to your shares. You have the same rights of share ownership as you would if certificates had been issued.

 SPECIAL FEES:
     - Tax-deferred: $7.50 per account custodian fee deducted annually
     - Wiring fee: $10.00 for wire redemption proceeds under $10,000

 SIGNATURE GUARANTEE REQUIREMENTS:
 Required on all redemptions in amounts of $50,000 or more. Other requirements apply and are discussed later in this guide.

 CHECK WRITING OPTION:
 Available in the SM&R Money Market Fund Class A only. Refer to "Important Facts About Redeeming"

 TELEPHONE SERVICES:
 SM&R will automatically establish a telephone redemption/exchange option for all non-qualified and non-tax deferred accounts, unless you instruct us not to do so. These services are not available to participants of post-secondary education programs. Refer to "Telephone Services" later in this guide.

PLEASE KEEP IN MIND THAT ACCOUNT POLICIES (INCLUDING FEES), SERVICES AND FEATURES MAY BE MODIFIED OR DISCONTINUED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE. DURING TIMES OF ECONOMIC TURMOIL OR MARKET VOLATILITY, SEVERE WEATHER, OR NATURAL DISASTER YOU MAY NOT BE ABLE TO REACH SM&R BY TELEPHONE TO INSTITUTE A REDEMPTION OR EXCHANGE.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE

BELOW IS A BRIEF EXPLANATION OF THE DIFFERENT ACCOUNTS AVAILABLE IN THE FUNDS.

  INDIVIDUAL OR JOINT OWNERSHIP
    Individual accounts are owned by one person. Joint accounts have two or more owners.

  A UNIFORM GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
    An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

  TRUST
    An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  BUSINESS ACCOUNTS
    Corporations, partnerships, and sole proprietorships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner or owner of the business.

TAX-DEFERRED ACCOUNTS

  If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes, while saving for retirement. A contribution to certain types of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative, your broker-dealer, or by calling SM&R. INVESTORS SHOULD CONSULT THEIR TAX ADVISER OR LEGAL COUNSEL BEFORE SELECTING A TAX-DEFERRED ACCOUNT.

  Because IRAs, SEPs, TSAs, and other tax-deferred accounts are deferred from federal income tax, they will not benefit from the tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not considered to be suited for these types of accounts.

  Comprehensive Investment Services, Inc. ("CIS") serves as custodian for the applicable tax-deferred accounts offered by the funds. You will be charged an annual account maintenance fee of $7.50 for each tax-deferred account you have. The fee will be automatically deducted from your account (usually in the last quarter). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

  TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
    Traditional IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  ROTH INDIVIDUAL RETIREMENT ACCOUNTS
    Roth IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  EDUCATION IRA
    This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually per child under the age of 18.

  SIMPLIFIED EMPLOYEE PENSION PLAN
    This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

  SIMPLE
    This plan allows employee pre-tax contributions up to $6,000 annually and may be matched by the employer up to a maximum of 3% of employees' compensations.

  PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
    These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

  SECTION 403(b)(7) PLAN
    Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

  SECTION 529 PLAN
    This plan allows individuals and 501(c)(3) organizations to establish and contribute to an account(s) to be used for postsecondary educational expenses of designated beneficiaries.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). Each fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers" in the prospectus.) You may purchase shares of the SM&R Primary Fund and SM&R Money Market Fund without a sales charge. Accordingly, the offering price for shares of these funds is net asset value. Although the legal rights of the Class A and B shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of the Class B shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged.

A NOTE ON PRICING. With the exception of the Money Market Fund, the funds' investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Directors. The funds also may use fair value pricing if the value of a security held by the fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the fund to calculate its net asset value may differ from quoted or published prices for the underlying securities. The Money Market Fund uses the amortized cost method for valuing its securities.

SHARE PRICE -- EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS. Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time). NAV is not calculated on holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.

                            Total Assets - Liabilities
     Net Asset Value    =   --------------------------
                            Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading at the next NAV determined that day if:

    - SM&R receives your request in good order prior to the close of the regular trading day;
    - a securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
    - SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

  If we receive your order after the close of the regular trading day or on any day that the Exchange is closed, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

                             HOW TO PURCHASE SHARES

YOU SHOULD REFER TO THE FIRST PAGE OF THIS SHAREHOLDER'S GUIDE "IMPORTANT SHAREHOLDER FACTS AND INFORMATION" FOR THE APPROPRIATE ADDRESSES AND TELEPHONE NUMBERS.

       METHOD                           OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
BY MAIL OR THROUGH A    - Determine the fund and the Class in which you       - Make your check payable to SM&R MUTUAL FUNDS
REGISTERED               want to invest.                                      - Use the investment slip on your confirmation, or
REPRESENTATIVE          - Complete and sign the account application           - Write a note specifying:
                        - Make the check payable to SM&R MUTUAL FUNDS.            -- Your account number
                        - Mail the application and your check to SM&R at          -- The fund name
                         the address on the first page of this guide.             -- Share class
                        - Or deliver the information to your                      -- The name(s) in which the account is
                         representative (provided he or she has a                   registered.
                         broker-dealer arrangement with SM&R).                - Mail to the address indicated on the cover
                                                                               page of this guide.
--------------------------------------------------------------------------------------------------------------------------------
BY PHONE WIRE           - Call Investors Services to obtain a reference       - Call Investors Services at the number on the
                         number (call by noon, Central Time, if you want       first page of this guide, on any business day.
                         wired funds to be credited that day)                 - You can send your investment either by:
                            Instruct your bank to wire or transfer your           -- Federal Funds Wire (offers immediate access
                            purchase (your bank may charge a wiring fee)            to funds), or
                            using the information on the first page of            -- Electronic transfer via ACH which avoids
                            this guide.                                             wiring fees, if your bank account is set up
                        - Complete the account application and mail to the          on file
                         appropriate address.
                        - Wires received before 3:00 p.m. Central Time on
                         regular trading days will receive that day's
                         closing price (if not, you will receive the next
                         trading day's closing price).
--------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE             - You can make an additional investment by exchange from an existing fund to an existing account in another fund by calling Investor Services.
                        - You can only exchange shares in the same class with identical registrations.
                        - There is no sales charge or redemption fee when exchanging from one fund to another.
                        - Orders placed before 3 p.m. Central Time on regular trading days will receive that day's closing price
                         (if not, you will receive the next regular trading day's closing price).
                        - Exchanges are limited to three per calendar quarter, and twelve per calendar year.
                        - Exchanges between accounts that do not have identical ownership registration must be made in writing.
                        - Be sure you read the prospectus for the fund into which you are exchanging.
                        KEY POINT: AN EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER
                        FUND. THIS TRANSACTION MAY PRODUCE A TAXABLE GAIN OR LOSS IN A NON-TAX DEFERRED ACCOUNT.
--------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT    - You can transfer money automatically from your      - To establish automatic investing for an existing
PLAN THROUGH THE         bank account into your fund account on a monthly      account, call Investor Services for an
AUTOMATED CLEARING       basis.                                                application.
HOUSE (ACH)             - Initial investment minimum is $100 ($500 for the    - The minimum is $20 ($50 for the Alger Funds).
                         Alger Funds) if you invest at least $20 ($50 for
                         the Alger Funds) per month with this service.
                        - To enroll, check off the box on the account
                         application and provide:
                            1. Your bank account information,
                            2. The amount and date of your monthly
                              investment, and
                            3. A voided check.
--------------------------------------------------------------------------------------------------------------------------------

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                              HOW TO REDEEM SHARES

You have several convenient ways for you to redeem your shares of the funds. Redemptions will be at net asset value, less any applicable CDSC, which is determined on the date your request is received by SM&R in good order.

      METHODS                                                     REQUIREMENTS
--------------------------------------------------------------------------------------------------------------------------
CALL US               - Call Investor Services during normal business hours on any business day.
                      - This service is only available for those accounts which are non-qualified and non-tax deferred:
                          1. The amount requested is $500 or more per account
                          2. The amount is less than $50,000 in aggregate
                          3. The proceeds are to be mailed to the address of record or electronically transferred to the bank account indicated on your fund account.
                          4. There has been no change of address for either you or your bank for 30 days
                          5. Telephone services have not been declined.
                          6. The security procedures discussed in this guide have been met.
                          7. There are no outstanding certificate shares on the account.
                      - All authorized requests received before 3:00 p.m. Central Time on regular trading days will be processed at that day's closing price. Requests received after 3:00 p.m. will be processed the following regular trading day.
                      - We can either:
                          -- wire the proceeds the next business day into your bank account of record (service charges may apply)
                          -- electronically transmit the proceeds to your bank account of record via the ACH service
                          -- mail you a check
                      - All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe to be genuine. (Refer to "Security Procedures" later in this guide.)
                      - See exceptions below for requests that must be made in writing.
                      - A $10.00 fee is charged for redemptions by wire under $10,000.
                      - To redeem from a tax-deferred account, call Investor Services for a special withdrawal form.
--------------------------------------------------------------------------------------------------------------------------
WRITE US              - You can mail a redemption request to the appropriate address listed on the first page of this guide.
                      - Your letter of instruction must:
                          -- list your account number and the fund name
                          -- indicate the number of shares or dollar value you wish to redeem
                          -- be signed by the registered owner(s)
                          -- include any outstanding share certificates issued prior to January 1, 1999
                          -- include special withdrawal forms for tax deferred accounts
                      - Refer to "Signature Guarantee" below for requests that must be signature guaranteed.
--------------------------------------------------------------------------------------------------------------------------
FAX US                You may fax your request for redemption from a non-qualified and non-tax deferred account, if your request meets requirements under "Call Us" above. Your fax requests must be received by SM&R before
                      3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND     You can receive same day redemptions by wire if SM&R receives a redemption order prior to 11:00 a.m.
EXPEDITED REDEMPTION  Central Time for the Money Market Fund. If we receive your request after 11:00 a.m. Central Time and before 3:00 p.m. Central Time, we generally will transmit payment on the next day. (Refer to "CALL
                      US" section above.)
--------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES IN   You may also redeem your shares by coming to SM&R's home office, and deliver your request in person
PERSON                prior to 3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC            You can withdraw money automatically from your fund account on a monthly, quarterly, semi-annual,
WITHDRAWAL PLAN       and annual basis -- without redemption fees -- on or about the 20th of the month and if:
(SWP)                   - Your account value is $5,000 or more
                        - You complete the relevant section of the application
                        - The withdrawal can be mailed to you at your address of record, or deposited directly to your bank account via ACH
                      The minimum withdrawal is $50 per month.
                      The maximum amount is 1% of your account per month or 12% annually.
                      To obtain proper forms, contact Investor Services.
                      See "Important Facts About Redeeming" later in this guide for more information.
--------------------------------------------------------------------------------------------------------------------------

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PAYMENT OF REDEMPTION PROCEEDS

Normally, redemption proceeds of shares you purchased by wire, certified check, money order, or other immediately available funds will be mailed no later than the 7th calendar day following receipt of your redemption request. Mailing of redemptions of shares recently purchased by a personal check or ACH transfer (discussed later in this guide) will generally be delayed for up to ten (10) business days to allow the check or transfer to clear.

We reserve the right to redeem "in kind" by paying you the proceeds of a redemption in securities rather than in cash.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

INDIVIDUAL OR JOINT TENANTS                         Written instructions must be signed by each
                                                    shareholder, exactly as the names appear in the
                                                    account registration.
UGMA OR UTMA                                        Written instructions must be signed by the
                                                    custodian in his/her capacity as it appears in the
                                                    account registration until the minor reaches the
                                                    age of majority as defined by the state in which
                                                    the UGMA or UTMA was established.
SOLE PROPRIETOR, GENERAL PARTNER                    Written instructions must be signed by an
                                                    authorized individual in his/her capacity as it
                                                    appears on the account registration.
CORPORATION, ASSOCIATION                            Written instructions must be signed by the
                                                    person(s) authorized to act on the account. In
                                                    addition, a certified copy of the corporate
                                                    resolution authorizing the signer to act must
                                                    accompany the request.
TRUST                                               Written instructions must be signed by the
                                                    trustee(s). If the name of the current trustee(s)
                                                    does not appear on the account application, a
                                                    current certificate of incumbency dated within 60
                                                    days must also be submitted.
IRA OR TSA                                          A special withdrawal form must be signed by the
(INCLUDES ALL TYPES OF IRAS)                        account owner, and you may obtain this form by
                                                    contacting Investor Services at the number on the
                                                    first page of this guide. If you do not want
                                                    federal income tax withheld from your redemption,
                                                    you must state that you elect not to have such
                                                    withholding apply. In addition, your instructions
                                                    must state whether the distribution is normal
                                                    (after age 59 1/2) or premature (before age
                                                    59 1/2) and, if premature, whether any exceptions
                                                    such as death or disability apply with regard to
                                                    the 10% additional tax on early distributions. In
                                                    addition, TSA's will have a 20% mandatory
                                                    withholding tax applied to all distributions if
                                                    the account owner is under 70 1/2.
EXECUTORS OF SHAREHOLDER ESTATES                    Written instructions must be signed by the
                                                    executor. A copy of the order appointing the
                                                    executor, certified within the past 12 months must
                                                    accompany the letter of instructions. A signature
                                                    guarantee must be provided as discussed below.

SIGNATURE GUARANTEE

To protect you and the funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

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
The following circumstances require a signature guarantee:          WHO CAN PROVIDE A SIGNATURE GUARANTEE:
- Redemptions from one or more of the funds total $50,000 or          - Commercial Bank
 more                                                                 - Trust Company
- You want the proceeds sent to an address other than the             - Savings Association
 address currently appearing on your account                          - Credit Union
- You want the proceeds sent to a bank account not listed on          - Member of Medallion Program
 your account                                                         - Member of a U.S. Stock Exchange
- You want the proceeds payable to anyone other than the              - Authorized SM&R Representatives
 registered owner(s) of the account                                      NOTARY PUBLIC NOT ACCEPTABLE
- Either your address or the address of your bank account
 has been changed within 30 days
- The account is registered in the name of a fiduciary,
 corporation or any other organization. In these cases,
 additional documentation is required:
    Corporate accounts: certified copy of corporate
    resolution Fiduciary accounts: copy of the power of
    attorney or other governing document
- The funds or their transfer agent believe a signature
 guarantee would protect against claims based on transfer
 instructions

IMPORTANT FACTS ABOUT REDEEMING

SYSTEMATIC WITHDRAWAL PLAN. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the fund because of the sales charge or CDSC (as applicable) involved in additional purchases. See "Class B Waivers of Contingent Deferred Sales Charges" in the prospectus for a discussion of the CDSC waivers available. You should carefully consider such purchases and contact your representative regarding their advisability. While you are participating in a Systematic Withdrawal Plan dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. Retirement Plan Accounts are subject to special withdrawal requirements. Call Investor Services for assistance.

REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption (60 days for tax-deferred plans) of Class A or Class T shares of a fund, a shareholder may reinvest all or part of the proceeds in the same class of the same fund from which the redemption was processed at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. THE SHAREHOLDER MUST ASK THE TRANSFER AGENT FOR THIS PRIVILEGE AT THE TIME OF REINVESTMENT. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax adviser to determine any possible tax ramifications of such a transaction. Each fund may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation. For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact your registered representative, your broker-dealer or SM&R.

"GOOD ORDER" means the request for redemption must include:
    (1) your letter of instruction or a stock assignment specifying the fund, account number, and number of shares or dollar amount to be redeemed. The letter of instruction and stock powers must be signed and executed exactly as the fund shares are registered and any outstanding share certificates returned. It is suggested that certificates be returned by certified mail for your protection;

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    (2) any required signature guarantees (see "Signature Guarantees" above);
        and
    (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

  Please keep in mind that it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in good order for processing.

TEXAS OPTIONAL RETIREMENT PROGRAM. You may not redeem shares in any account established under the Texas Optional Retirement Program, unless SM&R receives satisfactory evidence from the state that one of the following conditions exist:
    (1) death of the employee;
    (2) termination of service with the employer; or
    (3) retirement of employee.

CHECK WRITING OPTION.  Check writing is available in the Money Market Fund
  ("Class A Only") to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on any tax-deferred accounts (IRAs, TSAs, etc.). Shareholders desiring this option must complete the check writing option signature card on the application. After obtaining specimen signatures and the fully executed card, SM&R will order checks and forward to you at the address of record. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment.

  When a check is presented for payment, SM&R as the shareholder's agent, will cause each fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will not be honored and returned to the payee and the shareholder may be subject to extra charges as a result.

  Primary Fund shareholders with check writing privileges prior to December 31, 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. SHAREHOLDERS USING THE PRIMARY FUND CHECK WRITING OPTION SHOULD BE AWARE THAT WRITING A CHECK IS A REDEMPTION OF SHARES. THOSE SHARES MAY BE WORTH LESS WHEN THE CHECK IS PRESENTED FOR PAYMENT THAN WHEN THE CHECK WAS WRITTEN.


  This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook by SM&R free of charge. There will be a $5 fee for reorders. Shareholders will be allowed to write ten (10) checks free each calendar quarter. You may be charged $1.00 for each check written over the 10 check limit. All checkbooks MUST be ordered through SM&R. Please do not use outside vendors to produce your Money Market or Primary Fund checkbooks. Additionally, a check cannot be used to close out your Money Market or Primary Fixed account. Refer to the "How to Redeem Shares" section on page 57 or call our Investor Services Department.


REDEMPTION OF SMALL ACCOUNTS. The funds reserve the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The funds may, from time to time, change such required minimum investment.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may also purchase or sell shares of the funds through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the funds directly. If

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you utilize a Processing Organization the funds are not responsible for failure of any Processing Organization to carry out its obligations to its customers. YOU MAY NOT BE CONSIDERED THE SHAREHOLDER OF RECORD OF YOUR SHARES. THEREFORE, YOU MAY NOT BE ABLE TO UTILIZE SERVICES AVAILABLE ONLY TO SHAREHOLDERS OF THE FUNDS. YOU SHOULD KEEP THIS IN MIND WHEN ESTABLISHING AN ACCOUNT IN ANY FUND.

OTHER SERVICES

In addition to the plans described under "Sales Charge Reductions and Waivers," that permit you to reduce the initial sales charge assessed on Class A shares or the CDSC on Class B shares, the funds offer other services and plans described below. At this time, there is no charge to you for these services. The funds may impose fees for such services in the future. Be aware, however, that if you elect to participate in the electronic transfers (ACH) plan described below, you should check with your financial institution for any additional charges imposed by them for this service. For additional information on these plans and services you should contact your registered representative, broker-dealer or SM&R. Before beginning any of the plans or services described below you should consult a tax adviser.

ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your account(s) and your bank, savings and loan, or credit union account using Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant Special Investor Services section of the account application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your bank, savings and loan, or credit union account. YOUR FINANCIAL INSTITUTION MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE.


TELEPHONE SERVICES. You can only use telephone services for transaction amounts between $500 and $50,000. Through this service, you will be able to purchase additional shares for a fund account by ACH. You may also use the telephone services to redeem and exchange shares on those accounts for which you have an executed account application on file. For example, we permit exchanges by telephone from a joint account only to another joint account registered in the identical names. There may be additional restrictions on telephone transactions by joint account owners. If you initially choose not to have this option and wish to establish it at a later date, it would be necessary for you to complete the required form requesting this option. Contact your registered representative for more information. PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE FOR QUALIFIED AND TAX-DEFERRED ACCOUNTS. Additionally, a shareholder account cannot be closed out by Telephone Redemption. Refer to the section "How to Redeem Shares" on page 57 or call our Investor Services Department.


While telephone redemption is easy and convenient, this account feature involves risk of loss from unauthorized or fraudulent transactions. SM&R will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private, and by immediately reviewing any account statements that we send to you. Make sure to contact SM&R's Investors Services Department immediately about any transaction you believe to be unauthorized.

SECURITY PROCEDURES

  TELEPHONE TRANSACTIONS
  The funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller must know:
        (i)  the name of the fund or funds;
        (ii) all digits of the account number;
        (iii) the exact name and address used in the registration(s); and
        (iv) the Social Security or Employer Identification Number listed on the account(s).

  Anyone with the required account information indicated above (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, record keeping and quality-assurance purposes. Requested proceeds will be forwarded only to an address or bank account designated on the account at the time of the transaction.

VOICE RESPONSE UNITS
The funds now have available to shareholders a means by which they can access account information,

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fund prices, and take advantage of other features 24-hours a day. To obtain account information you will be required to know your fund number, account number, and your PIN number. As indicated under "Telephone Services" above, you should keep your account information private. We also suggest that you change your PIN number periodically and not provide the number to anyone.

Neither the funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone or through the voice response unit that comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable.

During times of economic turmoil or market volatility, severe weather, or natural disaster you may not be able to reach SM&R by telephone to institute a redemption or exchange.

For additional restrictions refer to "Exchange Privilege" below.

AUTOMATIC DIVIDEND INVESTMENT. Your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions into another fund in the same class of shares.

  You must comply with the following requirements to invest your dividends and distributions in shares of another fund:
    (1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) the fund receiving the dividend must have an account balance of at least $500.
    (2) Both accounts must have identical registration information, that is they cannot be in different names; and
    (3) You must have elected, in writing, to reinvest dividends into another fund.

AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.

GROUP SYSTEMATIC INVESTMENT PLAN.  SM&R can establish a Group Systematic
  Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. Under this investment plan there is a minimum investment of $20 ($50 for the Alger Funds) per individual. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice. However, all other investment amount minimums apply. Contact SM&R for further information regarding these plans.

EXCHANGE PRIVILEGE. As an investor in the funds, you may be permitted to exchange shares that you own for shares of another fund without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN A FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE WHETHER A FUND AND A PARTICULAR CLASS IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED.

  WE RESERVE THE RIGHT TO TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE PRIVILEGE AT ANY TIME.

  You may exchange Class A and Class B shares that you own in the SM&R Funds, without an exchange fee or sales charge, for shares of the corresponding class of another fund. You also may exchange your Class A or Class B shares for shares of the Primary Fund, subject to two conditions:

    - any applicable CDSC period has expired on the shares you wish to exchange (I.E., 13 months in the case of Class A share purchases of $1 million or more, and 6 years in the case of Class B share purchases of the SM&R Equity Funds, and 4 years in the case of Class B share purchases of the SM&R Fixed Income Funds), and
    - you meet any minimum investment requirement for the shares you wish to acquire.

  We waive any sales charges on Class A and Class T shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. For example, assume you purchase Class A shares of the Growth Fund. You then

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  exchange such Class A shares for Class A shares of the Money Market Fund.
  Later, you re-exchange those shares of the Money Market Fund for Class A shares of the Tax Free Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the Tax Free Fund because you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investment TWICE.

  Shares of any fund held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

  You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:
    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;
    (b) the shares of the fund acquired through exchange must be qualified for sale in the state in which you reside;
    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;
    (d) the minimum dollar amount of a telephone exchange is $500;
    (e) SM&R must have received full payment for the shares being exchanged;
    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);
    (g) any shares that you wish to exchange must have been held for at least ten (10) business days; and
    (h) you have received a prospectus for the fund shares you receive in the exchange.

  You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You CANNOT exchange shares of the Primary Fund for Class B shares of another fund.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISER FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

AUTOMATIC CONVERSIONS. Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor exchanges Class B shares of a fund for Class B shares of another fund, the purchase date of the original investment will be used to determine the appropriate conversion date.

ABUSIVE TRADING PRACTICES. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS AND TAXABILITY. To avoid taxation of the funds, the IRS Code requires each fund to distribute net income and any capital gains realized on its investments annually. A fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

  Dividends you receive from the SM&R Funds, whether reinvested or taken as cash, are generally considered taxable. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

  The Tax Free Fund intends to distribute tax-exempt dividends that shareholders may exclude from their gross income for federal income tax purposes. However, the Tax Free Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Tax Free Fund may be taxable. Also, you should keep in mind that certain income from the Tax Free Fund may be subject to the federal alternative minimum tax.

DISTRIBUTION SCHEDULE. The following schedule of distributions is provided to let you know when you can expect to receive a distribution from the funds you own. These distributions, under normal circumstances and if earned, will be declared and paid in the months indicated in the following chart.

                          DIVIDENDS      CAPITAL GAINS
                          DECLARED           PAID
GROWTH FUND               June and         December
                          December
-------------------------------------------------------
ALGER GROWTH FUND         Annually         December
-------------------------------------------------------
ALGER AGGRESSIVE          Annually         December
GROWTH FUND
-------------------------------------------------------
EQUITY INCOME FUND      March, June,       December
                         September,
                          December
-------------------------------------------------------
BALANCED FUND           March, June,       December
                         September,
                          December
-------------------------------------------------------
ALGER SMALL-CAP FUND      Annually         December
-------------------------------------------------------
ALGER TECHNOLOGY FUND     Annually         December
-------------------------------------------------------
GOVERNMENT BOND FUND       Monthly         December
-------------------------------------------------------
TAX FREE FUND              Monthly         December
-------------------------------------------------------
MONEY MARKET FUND        Daily paid           --
                        Monthly (Same
                        day dividends
                       are earned on a
                       purchase in the
                        Money Market
                        Fund if SM&R
                          receives
                       payment before
                         11:00 a.m.
                       Central Time on
                         that date.
                       Purchases after
                       that time, but
                           before
                         3:00 p.m.
                        Central Time,
                        will begin to
                       earn dividends
                         on the next
                            day.)
-------------------------------------------------------
PRIMARY FUND             Daily paid        December
                           Monthly
-------------------------------------------------------

DISTRIBUTIONS EFFECT ON NAV. In order to be entitled to a dividend, an investor must have acquired shares of a fund prior to the close of

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

  business on the distribution record date. A shareholder should be cautioned, however, before purchasing shares of a fund immediately prior to a distribution. Dividends and distributions paid by the funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by a shareholder represents, in substance, a return of capital.

DIVIDEND REINVESTMENTS. Dividends and Capital Gains Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business day after SM&R has received the shareholder's written request.

BACKUP WITHHOLDING. Backup withholding for federal income tax may be applied, where required by current IRS requirements, at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the funds with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF REDEMPTIONS AND EXCHANGES. You should consult with a tax adviser concerning the tax effect on the redemption or exchange of such shares. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOUSEHOLD MAILINGS. Each year you are automatically sent an updated prospectus, and annual and semi-annual reports for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

RIGHTS RESERVED BY THE FUND.  The Fund reserves the right:
    - to waive, lower, or raise investment minimums;
    - to accept initial purchases by telephone from a registered representative;
    - to refuse any purchase order;
    - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
      (5) business days of the transaction;
    - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur, or has occurred;
    - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;
    - to not act on instructions believed not to be genuine; or
    - to otherwise modify the conditions of purchase and any services at any time.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
   --------------------------------------------------------------------------

BOND RATINGS

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S LONG-TERM BOND (BONDS THAT EXTEND LONGER THAN ONE YEAR) RATING:

AAA An obligation rated "AAA" has the highest rating assigned by Standard &
    Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S LONG-TERM BOND (BONDS THAT EXTEND LONGER THAN ONE YEAR) RATINGS:
Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
   --------------------------------------------------------------------------

Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

DESCRIPTION OF FITCH IBCA BOND RATINGS:
AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

MUNICIPAL NOTE RATINGS
DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S SHORT-TERM MUNICIPAL NOTE (NOTES THAT MATURE IN LESS THAN ONE YEAR) RATINGS:
MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S SHORT-TERM MUNICIPAL NOTE RATINGS:
SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
   --------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:
A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:
PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
       - Leading market positions in well-established industries.
       - High rates of return on funds employed.
       - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
       - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH IBCA SHORT-TERM DEBT RATINGS (INCLUDING COMMERCIAL PAPER):
F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

DESCRIPTION OF DUFF & PHELP'S HIGHEST COMMERCIAL RATINGS:
HIGH GRADE
D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
   --------------------------------------------------------------------------

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

GOOD GRADE
D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:
TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

FEDERAL FUNDS
As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

                                     NOTES
   --------------------------------------------------------------------------

                                     NOTES
   --------------------------------------------------------------------------

                                     NOTES
   --------------------------------------------------------------------------

                      FOR MORE INFORMATION ABOUT THE FUNDS
   --------------------------------------------------------------------------

The following documents contain more information about the funds and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains additional information about all aspects of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

ANNUAL AND SEMI-ANNUAL REPORTS
The funds' annual and semi-annual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

 REQUESTING DOCUMENTS
 You may request a free copy of the SAI and these reports, make shareholder inquiries, or request further information about the funds either by contacting your broker or by contacting the funds at:

 SECURITIES MANAGEMENT AND RESEARCH, INC.
 P.O BOX 58969
 HOUSTON, TEXAS 77258-8969
 TELEPHONE: 1-800-231-4639 (TOLL FREE) OR
            1-281-334-2469 (COLLECT)

PUBLIC INFORMATION
You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 202-942-8090 or by sending an e-mail to publicinfo@sec.gov. Reports and other information about the funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102 or by sending an electronic request to publicinfo@sec.gov.

SM&R EQUITY FUNDS:
 SM&R GROWTH FUND
 SM&R ALGER GROWTH FUND
 SM&R ALGER AGGRESSIVE GROWTH FUND
 SM&R EQUITY INCOME FUND
 SM&R BALANCED FUND
 SM&R ALGER SMALL-CAP FUND
 SM&R ALGER TECHNOLOGY FUND

SM&R FIXED INCOME FUNDS:
 SM&R GOVERNMENT BOND FUND
 SM&R TAX FREE FUND
 SM&R PRIMARY FUND
 SM&R MONEY MARKET FUND


                                          Investment Company
Form 9094 (05/01)                         File No. 811- 6477

[LOGO]

                             SM&R INVESTMENTS, INC.
                               FIXED INCOME FUNDS
                                  EQUITY FUNDS
                                "CLASS T SHARES"

SM&R EQUITY FUNDS:

  CLASS T
     SM&R GROWTH FUND
     SM&R EQUITY INCOME FUND
     SM&R BALANCED FUND

SM&R FIXED INCOME FUNDS:

  CLASS T
     SM&R GOVERNMENT BOND FUND
     SM&R TAX FREE FUND

  SINGLE CLASS FUND
     SM&R PRIMARY FUND


Prospectus, December 31, 2000, as amended May 1, 2001


The Securities and Exchange               An investment in the Fund is not a
Commission has not approved or            deposit in a bank and is not
disapproved these securities or           insured or guaranteed by the
passed upon the adequacy of this          Federal Deposit Insurance
prospectus. Any representation to         Corporation or any other government
the contrary is a criminal offense.       agency.

                               TABLE OF CONTENTS
      -------------------------------------------------------------------

FUND SUMMARIES..........................         1
SM&R Growth Fund........................         1
SM&R Equity Income Fund.................         3
SM&R Balanced Fund......................         5
SM&R Government Bond Fund...............         7
SM&R Tax Free Fund......................         8
SM&R Primary Fund.......................         9
PERFORMANCE.............................        10
Bar Charts and Performance Tables.......        11
EXPENSES OF THE FUNDS...................        15
Fees and Expenses of the Funds..........        15
ADDITIONAL EXPLANATION OF RISK FACTORS..        18
SHARES OF THE FUNDS.....................        21
Eligible Purchasers of Class T Shares...        21
Class T Sales Charges...................        22
Sales Charge Reductions & Waivers.......        22
THE SM&R FUNDS AND THEIR MANAGEMENT.....        24
Investment Adviser......................        24
Portfolio Management....................        25
FINANCIAL HIGHLIGHTS....................        27
SM&R Growth Fund........................        28
SM&R Equity Income Fund.................        29
SM&R Balanced Fund......................        30
SM&R Government Bond Fund...............        31
SM&R Tax Free Fund......................        32
SM&R Primary Fund.......................        33
SHAREHOLDER'S GUIDE TO INVESTING WITH
SM&R'S MUTUAL FUNDS.....................        34
APPENDIX................................       A-1

 WHY READING THIS PROSPECTUS IS IMPORTANT TO YOU
 This prospectus explains the investment objectives, risks and strategies of each of the SM&R funds. Reading the prospectus will help you to decide which SM&R fund, if any, is the right investment for you. We suggest that you keep this prospectus for future reference.

 FUND SUMMARY                                                   SM&R GROWTH FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class T-Fund #021

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
   Andre J. Hodlewsky
   Gordon D. Dixon

 Fund Portfolio Turnover:

   19.68%


 NASDAQ Symbol:
   AMRNX Class T

 Dividend Payment
 Schedule:
   Semi-Annually

INVESTMENT OBJECTIVE

The SM&R Growth Fund (the "Growth Fund") seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Fund normally invests at least 85% of its total assets in common stock. In selecting stocks, Securities Management and Research, Inc. ("SM&R"), the Growth Fund's investment adviser:
  - chooses stocks of financially sound companies that have a proven ability to make and sustain a profit over time
  - places an emphasis on companies with growth potential.

SM&R identifies candidate stock investments based on (1) low equity valuation or low relative equity valuation and (2) improving earnings. SM&R evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The Growth Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with higher growth prospects, referred to as "sector overweighting." Examples of sectors with higher growth prospects currently include technology, healthcare, and consumer staples. On the other hand, the portfolio generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average growth characteristics (for example, utilities and basic materials), referred to as "sector underweighting." SM&R generally believes in never having less than half or more than double the market weighting in any one sector. As a result of such strategic overweighting and underweighting, the Growth Fund's performance may differ substantially from broad market indexes like the S&P 500 and tend to incur more price volatility than these indexes.

PRINCIPAL RISK FACTORS

The Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. The principal risks of investing in the Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - SM&R's investment decisions (such as sector overweighting and underweighting and individual stock selection) could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).

 FUND SUMMARY                                                   SM&R GROWTH FUND
    ------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - have long-term investment goals (ten years or more)
  - are willing to accept higher short-term risk
  - want to diversify your portfolio

WHO MAY NOT WANT TO INVEST IN THE FUND

This fund may NOT be appropriate:
  - if you are investing with a shorter time horizon (less than ten years)
  - if you are uncomfortable with an investment that will go up and down in value
  - as your complete portfolio

 FUND SUMMARY                                            SM&R EQUITY INCOME FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class T-Fund #022

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
   Andrew R. Duncan
   Gordon D. Dixon

 Fund Portfolio Turnover:

   22.05%


 NASDAQ Symbol:
   AMNIX Class T

 Dividend Payment
 Schedule:
   Quarterly

INVESTMENT OBJECTIVE

The SM&R Equity Income Fund (the "Equity Income Fund") seeks current income with a secondary objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Securities Management and Research, Inc. ("SM&R"), the fund's investment adviser, normally invests at least 75% of the Equity Income Fund's assets in common stocks (primarily income producing). This fund may also invest in preferred stocks and investment grade debt securities (such as publicly traded corporate bonds, debentures, notes, commercial paper, repurchase agreements, and certificates of deposit in domestic banks and savings institutions having at least $1 billion of total assets). Corporate debt obligations purchased by the Equity Income Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/or debentures are rated as set forth above.

The fixed income portion of the fund will generally invest in medium and long-term securities. The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter duration). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease. Corporate debt obligations purchased by the Balanced Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/or debentures are rated as set forth above.

In selecting common and preferred stocks, the fund focuses on companies with consistent and increasing dividend payment histories and future earnings potential sufficient to continue such dividend payments. This fund's goal is to maintain a portfolio dividend yield (before fees and expenses) at least 50% greater than that of the S&P 500 Index.

SM&R identifies candidate stock investments based on (1) low equity valuation and (2) improving earnings. SM&R evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The Equity Income Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with greater dividend prospects, referred to as "sector overweighting." Examples of sectors with greater dividend prospects currently include financial companies like banks, insurance companies, and real estate investment trusts. On the other hand, the fund generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average dividend yields (such as technology and consumer staples), referred to as "sector underweighting." As a result of such strategic overweighting and underweighting, the Growth Fund's performance may differ substantially from broad market indexes like the S&P 500.

PRINCIPAL RISK FACTORS

The Equity Income Fund is subject to the risks common to all mutual funds that invest in equity securities and you could lose money investing in this fund. The principal risks of investing in the Equity Income Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - SM&R's investment decisions (such as sector overweighting and underweighting and individual stock selection) could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Interest rates could rise, causing a decline in the market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
  - Issuers of debt obligations could default or be unable to pay amounts due (credit risk).

 FUND SUMMARY                                            SM&R EQUITY INCOME FUND
    ------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - have medium-term investment goals (five years or more)
  - are comfortable with moderate to aggressive risk
  - are looking for a fund with both growth and income components
  - are seeking to participate in the equity market
  - are willing to accept higher short-term risk

WHO MAY NOT WANT TO INVEST IN THE FUND

This fund may NOT be appropriate if you:
  - are investing with a shorter-time horizon (less than five years)
  - are investing for maximum return
  - require a high degree of stability of your principal

 FUND SUMMARY                                                 SM&R BALANCED FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class T-Fund #023

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Managers:
   Andrew R. Duncan
   Gordon D. Dixon

 Fund Portfolio Turnover:

   13.17%


 NASDAQ Symbol:
   ANTRX Class T

 Dividend Payment
 Schedule:
   Quarterly

INVESTMENT OBJECTIVE

The SM&R Balanced Fund (the "Balanced Fund") seeks to conserve principal, produce current income, and achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Securities Management and Research, Inc. ("SM&R"), the Balanced Fund's investment adviser, uses a "balanced" approach by investing part of the assets in common stocks and the remainder in a combination of U.S. Government bonds, investment-grade corporate bonds, collateralized mortgage obligations, mortgage-backed securities, convertible bonds, cash, and money market instruments. The proportion invested in stocks, bonds and money market instruments changes in response to changing economic conditions. This flexibility may help to reduce price volatility.

SM&R will generally select stocks based on certain growth and value considerations. A growth stock would include a company whose underlying earnings growth rate is greater than the market. An example of a value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share. The stocks in this fund are diversified and are selected based upon two models. One model is based on profitability measurements and the other model is based on the corporation's return on invested cash. SM&R then evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The bonds, meanwhile, may serve as a stabilizing force during times of eroding stock market value, as well as provide a fixed income payment stream. The fund invests at least 25% of assets in fixed income securities, all of which are rated BBB or better (investment grade). The fixed income portion of the fund will generally invest in medium and long-term securities. The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter duration). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease. Corporate debt obligations purchased by the Balanced Fund will consist only of obligations rated either Baa or better by Moody's or BBB or better by S&P. Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/or debentures are rated as set forth above. The Balanced Fund may also invest in repurchase agreements.

The Balanced Fund will sometimes be more heavily invested in equity securities, and at other times it will be more heavily invested in fixed-income securities. SM&R, through an ongoing program of asset allocation, will determine the appropriate level of equity and debt holdings consistent with SM&R's outlook and evaluation of trends in the economy and the financial markets.

PRINCIPAL RISK FACTORS

The Balanced Fund is subject to the risks common to all mutual funds that invest in equity securities and you could lose money investing in this fund. The principal risks of investing in the Balance Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - SM&R's investment decisions (such as determining the ratio of stock to bonds and individual stock selection) could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).

 FUND SUMMARY                                                 SM&R BALANCED FUND
    ------------------------------------------------------------------------

  - Interest rates could increase which can cause the value of debt securities to decline (interest rate risk).
  - Issuers of debt obligations could default or be unable to pay amounts due (credit risk).
  - The fund could be unable to find a buyer for its securities (liquidity risk).
  - The income you receive from the portfolio is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the portfolio may drop as well (income risk).
  - Interest rates could fall enough to prompt an unexpected number of people to refinance (or prepay) their mortgages before their maturity (call risk).

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are seeking conservation of the purchasing power of your capital, but also want to participate in equity investments
  - are looking for a more conservative alternative to a growth-oriented portfolio
  - want a well-diversified and relatively stable investment allocation
  - need a core investment

WHO MAY NOT WANT TO INVEST IN THE FUND

This fund may NOT be appropriate if you:
  - are investing for a maximum return over a long time horizon
  - require a high degree of stability of your principal

 FUND SUMMARY                                          SM&R GOVERNMENT BOND FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class T-Fund #026

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
   Gordon D. Dixon

 Asst. Portfolio Manager:
   Anne M. Lemire

 Fund Portfolio Turnover:
   30.87%

 NASDAQ Symbol:
   SMRGX Class T

 Dividend Payment
 Schedule:
   Monthly

INVESTMENT OBJECTIVE

The SM&R Government Bond Fund (the "Government Bond Fund") seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks.

PRINCIPAL INVESTMENT STRATEGIES

The Government Bond Fund normally invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. These may include Treasuries and mortgage-backed securities, such as Ginnie Maes (issued by the Government National Mortgage Association), Freddie Macs (issued by the Federal Home Loan Mortgage Corporation), and Fannie Maes (issued by the Federal National Mortgage Association). This fund may also invest assets in collateralized mortgage obligations, or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.

The Government Bond Fund generally invests primarily in medium and long term securities. The weighted average portfolio maturity generally is expected to be in the six to fifteen year range (some securities may have longer or shorter maturities). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Ginnie Maes); others, by the agency or instrumentality with limited rights to borrow from the U.S. Treasury (such as Fannie Maes); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Government Bond Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise, causing a decline in the market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
  - the worldwide demand for U.S. government securities falls.
  - interest rates fall enough to prompt an unexpected number of people to refinance (or prepay) their mortgages.
  - interest rates rise enough to cause fewer people than expected to repay their mortgages early if any bonds the fund owns are downgraded in credit rating or into default.
  - issuers of debt obligations could default or be unable to pay amounts due (credit risk).

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility
  - are retired or nearing retirement

This fund may NOT be appropriate if you:
  - are investing for maximum return over a long time horizon
  - require absolute stability of your principal

 FUND SUMMARY                                                 SM&R TAX FREE FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Classes of Shares
 Offered in this
 Prospectus:
 Class T-Fund #028

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
   Gordon D. Dixon

 Asst. Portfolio Manager:
   Anne M. Lemire

 Fund Portfolio Turnover:
   7.61%

 NASDAQ Symbol:
   SMRTX Class T

 Dividend Payment
 Schedule:
   Monthly

INVESTMENT OBJECTIVE

The SM&R Tax Free Fund (the "Tax Free Fund") seeks to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Tax Free Fund invests primarily in tax-exempt securities. During normal market conditions, this fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income taxes. Municipal securities are obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities. The Tax Free Fund generally invests in securities rated Baa or better by Moody's or BBB or better by Standard and Poor's and Fitch.

The weighted average portfolio maturity of the Tax Free Fund generally is expected to be in the six to fifteen year range (some securities have longer or shorter maturities). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

Under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; (2) corporate debt obligations which at the date of the investment are rated A or higher by Moody's, S&P, or Fitch;
(3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or S&P, or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. Government securities, provided that no more than 15% of the Tax Free Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. When temporary defensive measures are employed, the Tax Free Fund may not achieve its investment objective.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Tax Free Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise (thus causing a decline in the market value of debt securities). This risk will increase as average portfolio securities maturities increase (interest rate risk).
  - if any bonds the fund owns are downgraded in credit rating or go into default, these bonds may become harder to value or to sell at a fair price (credit risk).
  - if any of the bonds are Baa or BBB rated securities they may be less liquid and involve somewhat greater risk (liquidity risk).

ALSO, SOME OF YOUR DIVIDEND INCOME MAY BE TAXABLE.

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are willing to sacrifice some investment return for income exempt from federal income tax and, under certain conditions, exempt from state and local taxes
  - are in a high tax bracket (28% and up)
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility

This fund may NOT be appropriate if you:
  - are investing for maximum return
  - require absolute stability of your principal

  - prefer capital gains over ordinary income

 FUND SUMMARY                                                  SM&R PRIMARY FUND
    ------------------------------------------------------------------------

 FUND FACTS
 YOU MAY FIND
 HELPFUL

 Single Class
 Fund #627

 Investment Adviser:
 Securities
 Management and
 Research, Inc.

 Portfolio Manager:
   John S. Maidlow

 Asst. Portfolio Manager:
   Anne M. LeMire

 Fund Portfolio Turnover:
   18.46%

 NASDAQ Symbol:
   SMRPX

 Dividend Payment
 Schedule:
   Monthly

INVESTMENT OBJECTIVE

The SM&R Primary Fund (the "Primary Fund") seeks maximum current income consistent with capital preservation and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Primary Fund invests primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. This fund will only invest in commercial paper rated in one of the two highest rating categories by one or more of the nationally recognized statistical rating organizations.

The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions.

The Primary Fund may also invest in:
  - U.S. Government obligations;
  - corporate debt obligations maturing in five years or less and rated "A" or higher;
  - certificates of deposit generally maturing in 3 years or less; and
  - repurchase agreements.

The weighted average portfolio maturity generally is expected to be in a range of two to five years (some securities may be shorter or longer maturities). The average portfolio maturity will likely be shorter when management anticipates that interest rates will increase and longer when interest rates are expected to decrease.

PRINCIPAL RISK FACTORS

You could lose money on your investment in the Primary Fund, or it could underperform other investments, if any of the following occurs:
  - interest rates rise, causing a decline in the market value of debt securities (interest rate risk). This risk will increase as average portfolio securities maturities increase (maturity risk).
  - if any of the fund's investments are downgraded in credit rating or go into default.

By limiting its investments as described above, the Primary Fund may not achieve as high a level of current income as a fund investing in lower-rated securities or longer-term securities.

WHO MAY WANT TO INVEST IN THE FUND

This fund may be appropriate if you:
  - are seeking income to meet current needs
  - are willing to accept moderate risk of volatility
  - are more concerned with safety of principal than with investment returns
  - are retired or nearing retirement

This fund may NOT be appropriate if you:
  - are investing for maximum return
  - require absolute stability of your principal
  - are investing for goals that are many years in the future

  - prefer capital gains over ordinary income

                                  PERFORMANCE
      -------------------------------------------------------------------

PERFORMANCE

The bar charts and average annual total return tables shown below provide some indication of the risks of investing in the funds and the difference in returns for such funds by:
- showing performance for each of the last 10 calendar years or since inception if less than 10 years and
- showing how average annual returns compare to those of a broad measure of market performance.

SPECIAL MATTER AFFECTING THE GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND

Such funds, which commenced operations on December 31, 2000, are "clones" of and successors to the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc., and SM&R Balanced Fund, Inc. (the "Predecessor Funds"). ACCORDINGLY, MOST OF THE INFORMATION BELOW FOR THE GROWTH FUND, BALANCED FUND, AND EQUITY INCOME FUND WILL BE INFORMATION FROM THE PREDECESSOR FUNDS.

PERFORMANCE OF THE PREDECESSOR FUNDS IS NO GUARANTEE OF THE FUTURE PERFORMANCE OF THE NEW "CLONE" FUNDS.

SPECIAL MATTER AFFECTING ONLY THE GROWTH FUND

In addition to the changes discussed above which affect all three of the funds, in reviewing the information for the Growth Fund, you should also keep in mind another matter affecting only the Growth Fund. Prior to the conversion of the SM&R Growth Fund, Inc. into the Growth Fund, SM&R Growth Fund, Inc.'s shareholders approved a new investment advisory agreement eliminating the performance fee adjustment component. Keep in mind when reviewing the performance information for the Growth Fund that all of such information is for periods during which the SM&R Growth Fund, Inc.'s investment advisory agreement provided for increases or decreases to the advisory fee paid under such agreement based upon performance. During the last six fiscal years of the SM&R Growth Fund, Inc. there were 72 monthly performance calculations. During 11 of those 72 months, SM&R, the investment adviser, benefited from the performance adjustment because such adjustment increased the advisory fee. During the remaining 61 of those months, application of the performance adjustment resulted in a decrease in the advisory fee, which benefited SM&R Growth Fund, Inc. During the 11 months the investment adviser benefited from the adjustment, the SM&R Growth Fund, Inc.'s performance would have been reduced. During the 61 months the SM&R Growth Fund, Inc. benefited from the adjustment, performance would have been improved. The future impact of eliminating the performance adjustment will depend on many factors and may result in an increase in the Growth Fund's aggregate advisory fee. To the extent such fees are increased, the Growth Fund's performance will be reduced.

These bar charts include the effects of fund expenses, but not sales charges and account fees. The returns shown would be lower if such sales charges were included As also noted above, much of the performance information is for periods prior to adoption of multiple-plans and 12b-1 plans. If multiple classes had been in existence, the financial performance would have been lower than depicted because of the imposition of distribution and/or service fees pursuant to the 12b-1 plans.

PRIOR PERFORMANCE
When reviewing the information for the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund, note that such funds adopted a multiple-class plan and 12b-1 plan effective January 1, 1999. Upon the adoption of the multiple-class plan by these funds, the existing single-class shares of these funds were renamed as Class T shares. Accordingly, the performance information presented below for the Class T shares for periods prior to January 1, 1999 is the performance information of the single-class shares that existed prior to such date.

                      PAST PERFORMANCE IS NOT NECESSARILY
                         AN INDICATION OF HOW THE FUNDS
                          WILL PERFORM IN THE FUTURE.

                                  PERFORMANCE
      -------------------------------------------------------------------

GROWTH FUND
The following bar chart shows the annual total returns (%) for Class T of the Growth Fund or, as noted above, of the SM&R Growth Fund, Inc., for each of the last 10 calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991   36.98%
1992  (2.50)%
1993    8.17%
1994    4.98%
1995   25.20%
1996   17.64%
1997   22.24%
1998   18.35%
1999   24.49%
2000  (8.25)%


The Growth Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (15.36)%.



                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                              December 31, 1998         19.41%
Worst Quarter:                            September 30, 1990        (13.16)%



The next table lists the SM&R Growth Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the S&P 500-Registered Trademark- index and Lipper Multi-Cap Core Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Growth Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark- and Lipper Multi-Cap Core Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark-are registered trademarks of Standard & Poor's Corporation. The Lipper Multi-Cap Core Fund Index is a widely recognized performance index of funds which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds have more latitude in the companies in which they invest.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                       PAST      PAST      PAST
                                     ONE YEAR  5 YEARS   10 YEARS
SM&R Growth Fund                      (13.49)%   12.86%     13.28%
S&P 500-Registered Trademark-          (9.12)%   18.32%     17.46%
Lipper Multi-Cap Core Fund Index       (3.34)%   17.43%     16.82%

                                  PERFORMANCE
      -------------------------------------------------------------------

EQUITY INCOME FUND
The following bar chart shows the annual total returns (%) for Class T of the Equity Income Fund or, as noted above, of the SM&R Equity Income Fund, Inc., for each of the last 10 calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991   29.06%
1992    3.31%
1993   10.63%
1994  (0.61)%
1995   29.12%
1996   16.46%
1997   22.72%
1998   12.11%
1999  (1.39)%
2000    8.99%


The Equity Income Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (7.76)%.



                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                              December 31, 1991         11.12%
Worst Quarter:                            September 30, 1999         (8.72)%



The next table lists the SM&R Equity Income Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Equity Income Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P
500-Registered Trademark- are registered trademarks of Standard & Poor's Corporation. The Lipper Equity Income Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 10 largest open-end funds which seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                       PAST      PAST      PAST
                                     ONE YEAR  5 YEARS   10 YEARS
SM&R Equity Income Fund                 2.73%    10.17%     11.88%
S&P 500-Registered Trademark-          (9.12)%   18.32%     17.46%
Lipper Equity Income Fund Index         7.46%    13.45%     14.34%


BALANCED FUND
The following bar chart shows the annual total returns (%) for Class T of the Balanced Fund or, as noted above, of the SM&R Balanced Fund, Inc., for each of the last 10 calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  24.53%
1992   3.00%
1993   6.31%
1994   1.49%
1995  22.29%
1996  11.86%
1997  17.46%
1998  13.83%
1999  11.87%
2000   3.64%


The Balanced Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (6.35)%.



                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                              December 31, 1998         10.19%
Worst Quarter:                            September 30, 1990         (7.64)%



The next table lists the SM&R Balanced Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the Lipper Balanced Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Balanced Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark-, Lehman Brothers Intermediate Government/ Corporate Index and Lipper Balanced Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P
500-Registered Trademark- are registered trademarks of Standard & Poor's Corporation. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged Index generally representative of the performance of the bond market as a whole. The Lipper Balanced Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 30 largest open-end funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The stock/ bond ratio typically ranges around 60%/40%.


AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)


                                       PAST      PAST      PAST
                                     ONE YEAR  5 YEARS   10 YEARS
SM&R Balanced Fund                     (2.32)%   10.32%     10.71%
S&P 500-Registered Trademark-          (9.12)%   18.32%     17.46%
Lehman Brothers Intermediate
Government/Corporate Index             10.11%     6.11%      7.35%
Lipper Balanced Fund Index              2.40%    11.80%     12.38%

                                  PERFORMANCE
      -------------------------------------------------------------------

GOVERNMENT BOND FUND
The following bar chart shows the annual total returns (%) for Class T of the Government Bond Fund since inception.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993    9.31%
1994  (4.65)%
1995   18.57%
1996    3.43%
1997    8.14%
1998    6.87%
1999  (0.34)%
2000    9.58%


The Government Bond Fund's fiscal year ends on August 31st. The Government Bond Fund's unannualized Class T return for the period from January 1, 2001 through March 31, 2001 is 3.16%.


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                  June 30, 1995          6.44%
Worst Quarter:                            September 30, 1994         (1.77)%

The next table lists the Government Bond Fund's Class T average annual total returns for the past one and five calendar years, and for the period since inception of the Government Bond Fund, and the returns of the Lehman Brothers Government/Mortgage-Backed Securities Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Government Bond Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Government/Mortgage-Backed Securities Index. This index includes all public obligations of the U.S. treasury and all publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate debt guaranteed by the U.S. Government as well as 15 and 30 year fixed rate securities backed by mortgage pools of the GNMA, FHLMA, and FNMA.


AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                                           SINCE
                                       PAST      PAST    INCEPTION
                                     ONE YEAR  5 YEARS   (3/16/92)
Government Bond Fund                    4.66%     4.52%      6.08%
Lehman Brothers Government
Mortgage-Backed Securities Index       12.29%     6.64%      7.45%


TAX FREE FUND
The following bar chart shows the annual total returns (%) for Class T of the Tax Free Fund since inception.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  (5.49)%
1995   17.87%
1996    4.48%
1997    8.98%
1998    6.33%
1999  (3.20)%
2000   11.47%


The Tax Free Fund's fiscal year ends on August 31st. The Tax Free Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is 1.83%.


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                                 March 31, 1995          7.41%
Worst Quarter:                                March 31, 1994         (3.94)%

The next table lists the Tax Free Fund's Class T average annual total return for the past one and five calendar years, and for the period since inception of the Tax Free Fund, and the returns of the Lehman Brothers Municipal Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Index. This is an index of investment grade tax exempt bonds classified into four major sections: General Obligations, Revenue, Insured and Preferred.


AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                                           SINCE
                                       PAST      PAST    INCEPTION
                                     ONE YEAR  5 YEARS   (9/9/93)
Tax Free Fund                           6.50%     4.53%      4.72%
Lehman Brothers Municipal Index        11.68%     5.84%      5.75%

                                  PERFORMANCE
      -------------------------------------------------------------------

PRIMARY FUND
The following bar chart shows the annual total returns (%) for the Primary Fund since inception (March 16, 1992).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.48%
1994  3.58%
1995  5.26%
1996  4.92%
1997  5.08%
1998  5.13%
1999  3.77%
2000  5.04%


The Primary Fund's fiscal year ends on August 31st. The Primary Fund's unannualized return for the period from January 1, 2001 through March 31, 2001 is 2.33%.


                                             QUARTER ENDED     TOTAL RETURN
Best Quarter:                             September 30, 2000          1.49%
Worst Quarter:                             December 31, 1999          0.31%

The next table lists the Primary Fund's average annual total return for the past one and five years and since inception, and the returns of the Lehman Government/Corporate Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Primary Fund. At the bottom of the table you can compare this performance with the Lehman Government/ Corporate Index. This index represents all public obligations of the U.S. Treasury as well as all publicly issued debt of U.S. Government agencies with maturities of one to three years.


AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                                           SINCE
                                       PAST      PAST    INCEPTION
                                     ONE YEAR  5 YEARS   (3/16/92)
Primary Fund                            5.04%     4.79%      4.28%
Lehman Government/Corporate Index       8.08%     5.98%      6.04%

                             EXPENSES OF THE FUNDS
      -------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
SM&R EQUITY FUNDS

                                                   EQUITY
                                       GROWTH      INCOME    BALANCED
                                        FUND        FUND       FUND
                                      CLASS T     CLASS T    CLASS T
Maximum Sales Charge Imposed on
Purchases
(as a percentage of offering price)     5.75%(1)    5.75%(1)   5.75%(1)
Maximum Account Fees
(custodian fee applicable to tax
deferred accounts only)               $ 7.50      $ 7.50     $ 7.50
Wire Redemption Fees on Redemptions
less than $10,000                     $10.00      $10.00     $10.00

SM&R FIXED INCOME FUNDS

                                     GOVERNMENT     TAX
                                        BOND        FREE     PRIMARY
                                        FUND        FUND       FUND
                                      CLASS T     CLASS T    CLASS T
Maximum Sales Charge Imposed
on Purchases (as a percentage of
offering price)                         4.50%(2)    4.50%(2)    None
Maximum Account Fees
(custodian fee applicable to tax
deferred accounts only)               $ 7.50      $ 7.50     $ 7.50
Wire Redemption Fees on Redemptions
less than $10,000                     $10.00      $10.00     $10.00

ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from fund assets)
SM&R EQUITY FUNDS


                                                   EQUITY
                                       GROWTH      INCOME    BALANCED
                                        FUND        FUND       FUND
                                      CLASS T     CLASS T    CLASS T
Management Fees                          0.47%       0.70%     0.66%
Distribution and/or Service (12b-1)
Fees                                       --          --        --
Other Expenses(4)                        0.34%       0.35%     0.59%
Total Annual Fund Operating
Expenses(5)                              0.81%       1.05%     1.25%
                                      -------     -------    ------


SM&R FIXED INCOME FUNDS

                                     GOVERNMENT     TAX
                                        BOND        FREE
                                        FUND        FUND     PRIMARY
                                      CLASS T     CLASS T     FUND
Management Fees                          0.50%       0.50%    0.50%
Distribution and/or Service (12b-1)
Fees                                       --          --       --
Other Expenses(4)                        0.48%       0.61%    0.54%
Total Annual Fund Operating
Expenses(5)                              0.98%       1.11%    1.04%
                                      -------     -------    -----

FOOTNOTES TO FEES AND EXPENSES


(1) You pay a sales charge of 5.75% on initial investments in shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.
(2) You pay a sales charge of 4.5% on initial investments in shares of less than $100,000. You pay a reduced sales charge at certain breakpoints, as follows: 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.
(3) The "Management Fees" and "Other Expenses" shown for the Growth Fund, Equity Income Fund, and Balanced Fund are for the year ended December 31, 2000; and for the Government Bond Fund and Tax Free Fund are for the fiscal year ended August 31, 2000. No Distribution and Service (12b-1 fees) are imposed on any shares offered in this prospectus.
(4) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses. For the Government Bond Fund, Tax Free Fund, and Primary Fund, the "Management Fees" and "Other Expenses" are for the year ended August 31, 2000. For the Growth Fund, Equity Income Fund, and Balanced Fund, these fees and expenses are for the year ended December 31, 2000.
(5) The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund, and the Primary Fund regular operating expenses in excess of 1.25% per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include class-specific expenses. The Fee Table does not reflect fees waived or expenses assumed by SM&R on a voluntary basis. During the fiscal year ended August 31, 2000, SM&R voluntarily waived fees of 0.24% for the Primary Fund and 0.36% for the Tax Free Fund. Refer to "Reimbursements and Waivers" on page 25 of this prospectus for details.

                             EXPENSES OF THE FUNDS
      -------------------------------------------------------------------

EXPENSES
The tables below show the total expenses you would pay on a $10,000 investment over one, three-, five-, and ten-year periods. These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds and are for illustration only. These examples also assume that your investment has a 5% return each year, include the effect of a sales load, that you reinvest all of your dividends and that the funds' operating expenses remain the same. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN SHOWN.

EXAMPLES OF FUND EXPENSES:

                            SM&R EQUITY FUNDS
                               GROWTH FUND*
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
                                                           CLASS T
1 Year                                                      $  653
3 Years                                                     $  819
5 Years                                                     $  999
10 Years                                                    $1,519

                           EQUITY INCOME FUND*
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
                                                           CLASS T
1 Year                                                      $  676
3 Years                                                     $  890
5 Years                                                     $1,121
10 Years                                                    $1,784


                              BALANCED FUND*
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
                                                           CLASS T
1 Year                                                      $  704
3 Years                                                     $  975
5 Years                                                     $1,267
10 Years                                                    $2,095


*These funds began operations as series of the Fund on December 31, 2000. However, because these funds are "clones" of and successors to the "stand-alone" Predecessor Funds which operated prior to such time, expenses are shown for the Predecessor Funds for one, three, five and ten year periods.

                             EXPENSES OF THE FUNDS
      -------------------------------------------------------------------

                         SM&R FIXED INCOME FUNDS
                           GOVERNMENT BOND FUND
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
                                                           CLASS T
1 Year                                                      $  545
3 Years                                                     $  748
5 Years                                                     $  967
10 Years                                                    $1,597

                              TAX FREE FUND
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
                                                           CLASS T
1 Year                                                      $  558
3 Years                                                     $  787
5 Years                                                     $1,034
10 Years                                                    $1,741

                               PRIMARY FUND
                                                    ASSUMING NO REDEMPTION
                                                       AT END OF PERIOD
1 Year                                                      $  106
3 Years                                                     $  331
5 Years                                                     $  574
10 Years                                                    $1,271

                     ADDITIONAL EXPLANATION OF RISK FACTORS
      -------------------------------------------------------------------

                            COMMON RISK FACTORS FOR
                              ALL OF SM&R'S FUNDS

Please remember that mutual fund shares are:
- Not guaranteed to achieve their investment goal
- Not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
- Subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an SM&R fund could fluctuate in value over time and could result in a loss of money.
---------------------------------------------------

                            RISK FACTORS SPECIFIC TO
                         ONE OR MORE OF THE SM&R FUNDS

IMPORTANT
The following factors may affect the value of your investment in one or more of the SM&R funds.

MARKET RISK
Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. This market risk will affect a fund's net asset value per share, which will fluctuate as the values of such fund's portfolio securities change. You can lose money by investing in the funds, especially if you sell your shares during a period of market volatility. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. A security's market value may fluctuate in response to events affecting an issuer's profitability or viability. The SM&R funds cannot always predict the factors that will affect a stock's price. The funds, however, do attempt to limit market risk by diversifying their investments. MARKET RISK IS COMMON TO ALL STOCKS AND BONDS AND THE MUTUAL FUNDS THAT INVEST IN THEM AND APPLIES TO ALL OF THE SM&R FUNDS.

INVESTMENT STYLE OR MANAGEMENT RISK
Investment style or management risk is the risk that the investment strategy of the SM&R funds' investment adviser or sub-adviser may not produce the intended results or that securities that fit the desired investment style do worse than securities that fit other investment manager's investment styles. This risk also involves the possibility that the investment adviser or sub-adviser will fail to execute an investment strategy effectively. Portfolio managers may decide to overweight or underweight certain industry sectors and to purchase individual stocks based on their assessments of the future growth prospects of an industry sector or particular stock. If certain industries or investments do not perform as a fund expects (I.E., do not grow in value), that fund could underperform its peers or lose money. INVESTMENT STYLE OR MANAGEMENT RISK IS COMMON TO ALL MUTUAL FUNDS AND APPLIES TO ALL OF THE SM&R FUNDS.

CREDIT RISK
Credit risk is the risk that the issuer of a security, or a party to a contract, will default or otherwise not honor a financial obligation. THIS RISK APPLIES TO ALL OF THE FUNDS, BUT MAY HAVE A GREATER IMPACT ON THE BALANCED FUND, EQUITY INCOME FUND, TAX FREE FUND, AND PRIMARY FUND. The Growth Fund is permitted to invest in "junk" bonds. Junk bonds have additional risks, including limitations on the Growth Fund's ability to resell the lower-rated debt securities and less readily available market quotations for such securities.

INTEREST RATE RISK
Interest rate risk is the risk that the market value of an income-bearing investment will decline due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values. THIS

                     ADDITIONAL EXPLANATION OF RISK FACTORS
      -------------------------------------------------------------------

RISK APPLIES TO ALL OF THE FUNDS, BUT MAY HAVE A GREATER IMPACT ON THE GOVERNMENT BOND FUND, TAX FREE FUND, PRIMARY FUND (COLLECTIVELY THE "SM&R FIXED INCOME FUNDS"), BALANCED FUND, AND EQUITY INCOME FUND.

GROWTH STOCK RISK
The returns of a fund concentrating on growth stocks tend to vary more widely over time than those of funds that focus on value stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. GROWTH STOCK RISK APPLIES TO THE GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND (COLLECTIVELY THE "SM&R EQUITY FUNDS").

LIQUIDITY RISK
Liquidity risk is the risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them. The fund may have to sell at a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. THIS RISK APPLIES PRIMARILY TO THE SM&R EQUITY FUNDS, TAX FREE FUND, AND PRIMARY FUND.

CALL RISK
Call risk is the risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding obligation by increasing the actual or expected number of prepayments, thereby reducing the obligation's value. THIS RISK APPLIES PRIMARILY TO THE BALANCED FUND AND THE TAX FREE FUND.

MATURITY RISK
Maturity risk is the risk that if the general level of interest rates rises subsequent to the time an investment commitment is made in a fixed-income security or portfolio, the market price of that security or portfolio will decline until its yield becomes competitive with new, higher interest rate securities. It is virtually certain that fluctuations in the general level of interest rates cause long-term maturity bonds to fluctuate more in price than shorter-term bonds. As the maturity increases, the price discount is being amortized over an increasing number of years. Therefore, in order for the discount to produce say an extra 1 percent per annum; it must be progressively larger in dollar amounts as maturity increases. Long maturity increases risk not only because of the interest rate factor but also because it increases the time available for unexpected occurrences. THIS RISK APPLIES PRIMARILY TO THE BALANCED FUND, PRIMARY FUND, THE GOVERNMENT BOND FUND, AND THE EQUITY INCOME FUND.

CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. RISKS ASSOCIATED WITH CONVERTIBLE SECURITIES APPLY TO THE GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND.

PREFERRED STOCKS
Because preferred stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. Some companies issue preferred stocks

                     ADDITIONAL EXPLANATION OF RISK FACTORS
      -------------------------------------------------------------------

that are convertible into their common stocks. Linked to the common stock in this way, convertible preferred stocks go up and down in price as the common stock does, adding to their market risk. RISKS ASSOCIATED WITH PREFERRED STOCKS APPLY TO THE GROWTH FUND AND EQUITY INCOME FUND

PREPAYMENT AND EXTENSION RISK
Prepayment risk is the risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the actual or expected number of mortgage prepayments, thereby reducing the security's value. Extension risk is the risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the actual or expected number of mortgage prepayments, thereby reducing the security's value. THESE RISKS APPLY PRIMARILY TO THE GOVERNMENT BOND FUND.

SMALLER COMPANY RISKS
Smaller companies in which some of the funds may invest may involve greater risks than large established companies. Such smaller companies may have limited product lines, markets, financial resources, and management depth. Their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. Smaller companies may also be more vulnerable than larger companies to adverse business or market developments. As a result, the prices of smaller companies may fluctuate to a greater degree than the prices of securities of larger companies. THIS RISK APPLIES TO THE SM&R EQUITY FUNDS.

REPURCHASE AGREEMENT RISK
In a repurchase agreement, a fund buys a security and simultaneously sells it to the vendor for delivery at a future date. These agreements are used primarily for cash purposes. A fund entering into a repurchase agreement may lose money if the other party to the transaction fails to pay the resale price on the delivery date. Such a default may delay or prevent the fund from disposing of the underlying securities. The value of the underlying securities may go down during the period in which the fund seeks to dispose of them. Also, the fund may incur expenses while trying to sell the underlying securities. Finally, the fund risks losing all or a part of the income from the agreement. THIS RISK APPLIES PRIMARILY TO THE TAX FREE FUND AND THE PRIMARY FUND.

OTHER RISKS
Each investor will be subject to all the risks normally attendant to business operations, changes in general economic conditions, governmental rules and fiscal policies, acts of God, and other factors beyond the control of the funds management.

                               SM&R EQUITY FUNDS'
                          TEMPORARY DEFENSIVE MEASURES

During unfavorable market conditions, each of the SM&R Equity Funds may, but is not required to, make temporary investments that are not consistent with such fund's investment objectives and principal strategies. Such defensive measures may include increasing cash, investing more assets in bonds, repurchase agreements, or money market instruments, and where permitted by this prospectus and the statement of additional information, investing in derivatives or other instruments. If a fund takes such defensive measures, it may not achieve its investment objectives.

Other securities that each of such funds may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

                              SHARES OF THE FUNDS
      -------------------------------------------------------------------

SM&R Investments, Inc. (the "Fund") offers six separate investment portfolios in this prospectus. The Primary Fund consists of a single class of shares offered at net asset value and does not impose any sales charges or distribution and service (12b-1) fees. The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, and Tax Free Fund offer Class T shares at net asset value plus an initial sales charge. Class T shares do not impose any distribution and service (12b-2) fees.

Through a separate prospectus, the Fund also offers Class A (front-end load) and Class B (back-end load) shares of the following funds:
    - SM&R Growth Fund
    - SM&R Equity Income Fund
    - SM&R Balanced Fund
    - SM&R Alger Growth Fund
    - SM&R Alger Aggressive Growth Fund
    - SM&R Alger Small-Cap Fund
    - SM&R Alger Technology Fund
    - SM&R Government Bond Fund
    - SM&R Tax Free Fund
    - SM&R Money Market Fund

Class A and Class B shares are subject to different sales charges and other expenses, and, accordingly, may have expense ratios and performance that differs from those of Class T shares. You are encouraged to consider all of the Fund's class alternatives and choose the one that fits your individual circumstances at the lowest level of fees. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.

ELIGIBLE PURCHASERS OF
CLASS T SHARES

In general, Class T shares may only be purchased by existing shareholders that owned shares of the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund or Tax Free Fund on December 31, 1998 and certain other designated persons. The other designated persons that can purchase Class T shares include:
  (a) Present and retired directors, officers, and full-time employees of the Fund;
  (b) Present and retired directors, officers, registered representatives, and full-time employees of SM&R and their spouses;
  (c) Present and retired officers, directors, insurance agents and full-time employees (and their spouses) of: (1) American National Insurance Company ("American National"), (2) American National subsidiaries, and (3) any corporation or partnership for which any of American National's present directors serve as a director or partner;
  (d) Present and retired partners and full-time employees of legal counsel to SM&R (and officers and directors of any professional corporations which are partners of such legal counsel) and their spouses;
  (e) Members of the immediate family (any parent, spouse of a parent, child, spouse or a child, spouse, brother, or sister, including step and adoptive relationships), grandchildren, grandparents and in-laws of any person named in (a), (b), (c), or (d);
  (f) Any trust, pension, profit-sharing, IRA, or other benefit plan for any of such persons mentioned in (a), (b), (c), (d) or (e) (although shares of the Tax Free Fund should not be purchased by these entities);
  (g) Custodial accounts for minor children of such persons mentioned in (a),
      (b), (c), (d) or (e) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts;
  (h) Persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of

                              SHARES OF THE FUNDS
      -------------------------------------------------------------------

      shares of any fund managed by SM&R (other than the SM&R Money Market Fund (the "Money Market Fund," not offered in this prospectus) and Primary
      Fund);
  (i) Persons purchasing shares for a federal or state sponsored post-secondary education funding program;

YOU HAVE THE SOLE RESPONSIBILITY OF NOTIFYING THE FUND THAT YOU INTEND TO QUALIFY UNDER ONE OF THESE CATEGORIES.

OPENING AN ACCOUNT. Your ability to open a new account depends on the basis of your eligibility to purchase Class T shares, as follows:
    - If you are eligible to purchase Class T shares because you are an existing shareholder of a fund (and owned shares on December 31, 1998) you can purchase additional Class T shares of the fund in which you are invested, but cannot open a new account in another fund. For example, if you own shares of the Growth Fund only (and you owned shares of that fund on December 31, 1998), you may purchase additional Class T shares of that fund. However, you cannot purchase Class T shares of the Equity Income Fund.
    - If you are a designated person listed in
      (a)-(i) above, you can open a new account in Class T shares and may purchase Class T shares of any fund managed by SM&R. YOU ARE ALSO ELIGIBLE FOR WAIVER OF THE INITIAL SALES CHARGE AS DESCRIBED BELOW.

CLASS T SALES CHARGES

The offering price of Class T shares is the net asset value plus a "front-end" sales charge. The sales charge is a percentage of the offering price, as shown in the following tables:

FIXED INCOME FUNDS

                                                          SALES CHARGES
                                           SALES CHARGE     AS A % OF
                                            AS A % OF      NET AMOUNT
AMOUNT INVESTED                           OFFERING PRICE    INVESTED
Less than $100,000                               4.50%           4.7%
$100,000 but less than $250,000                   3.5%           3.6%
$250,000 but less than $500,000                   2.5%           2.6%
$500,000 and over                                None           None

SM&R EQUITY FUNDS

                                                          SALES CHARGES
                                           SALES CHARGE     AS A % OF
                                            AS A % OF      NET AMOUNT
AMOUNT INVESTED                           OFFERING PRICE    INVESTED
Less than $50,000                                5.75%           6.1%
$50,000 but less than $100,000                    4.5%           4.7%
$100,000 but less than $250,000                   3.5%           3.6%
$250,000 but less than $500,000                   2.5%           2.6%
$500,000 and over                                None           None

SALES CHARGE REDUCTIONS AND WAIVERS
DISCOUNTS THROUGH CONCURRENT PURCHASES. To qualify for a reduced sales charge on Class T shares, you may combine concurrent purchases of Class T and Class A shares of funds managed by SM&R that impose a front-end sales charge. Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:
  (1) Any individual;
  (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;
  (3) A trustee or fiduciary of a single trust estate or single fiduciary account;

                              SHARES OF THE FUNDS
      -------------------------------------------------------------------

  (4) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and
  (5) Employees (or employers on behalf of employees) under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.

Purchases in connection with employee benefit plans not qualified under
Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the fund will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the fund's prospectus available to individual investors or employees, forwarding investments by such employees to the funds, and the like.

DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class A or
Class T shares of a fund managed by SM&R on which you paid a front-end sales charge, you may be able to receive a discount when you buy additional shares. The current net asset value for the shares you already own may be "accumulated" -- I.E. , combined together with the dollar amount being invested -- to achieve quantities eligible for discount.

LETTER OF INTENT. You may qualify for a reduced sales charge on purchases of Class T shares of funds managed by SM&R by completing the Letter of Intent section of the account application. Under a Letter of Intent, an investor expresses an intention to purchase, within 13 months of the initial investment, a specified amount of Class T and Class A shares of funds managed by SM&R which, if made concurrently, would qualify for a reduced sales charge. Upon execution of a Letter of Intent, the investor must make a minimum initial investment equal to ten percent (10%) of the amount necessary to qualify for the applicable reduced sales charge. To assure that the full applicable sales charge will be paid if the intended purchase is not completed, five percent (5%) of the total intended purchase amount will be held in escrow in shares registered in the investor's name. Shares held in escrow under a Letter of Intent are not eligible for the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation of the part of the investor to purchase or the funds to sell the full amount of shares specified.

WAIVER OF INITIAL SALES CHARGE FOR CERTAIN PURCHASERS. After SM&R receives a written request, those designated persons listed in
(a)-(i) above may purchase Class T shares of the funds at net asset value per share without the imposition of any sales charge.

                      THE SM&R FUNDS AND THEIR MANAGEMENT
      -------------------------------------------------------------------

INVESTMENT ADVISER

The Fund's Board of Directors has delegated to Securities Management and Research, Inc. ("SM&R"), the funds' investment adviser, the management of the funds' day-to-day business and affairs. In addition, SM&R invests the funds' assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations and endowment funds.

The funds pay SM&R an investment advisory fee, which is calculated daily for each fund and paid monthly. The advisory agreements between SM&R and the funds spell out the management fee and other expenses that the funds must pay.
    - THE GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND each pay an advisory fee to SM&R calculated as follows:

ON THE PORTION OF SUCH FUNDS'                          ADVISORY
AVERAGE DAILY NET ASSETS                            FEE ANNUAL RATE
Not exceeding $100,000,000                                 0.750%
Exceeding $100,000,000 but not exceeding
$200,000,000                                               0.625%
Exceeding $200,000,000 but not exceeding
$300,000,000                                               0.500%
Exceeding $300,000,000                                     0.400%

    - THE GOVERNMENT BOND FUND AND TAX FREE FUND each pay an advisory fee to SM&R calculated as follows:

AVERAGE DAILY NET                                       ANNUAL
ASSETS OF EACH FUND                                 PERCENTAGE RATE
Not exceeding $100,000,000                                  0.50%
Exceeding $100,000,000 but not exceeding
$300,000,000                                                0.45%
Exceeding $300,000,000                                      0.40%

    - The Primary Fund pays an advisory fee to SM&R at annual rate of 0.50% of its average daily net assets.

After applicable fee waivers, SM&R received total advisory fees as follows:


                                                    ADVISORY FEES AS A % OF
FUND                                                AVERAGE DAILY NET ASSETS
SM&R EQUITY FUNDS(1):
Growth Fund (2)
Class T                                                           0.47%
Equity Income Fund
Class T                                                           0.70%
Balanced Fund
Class T                                                           0.66%
SM&R FIXED INCOME FUNDS(3):
Government Bond Fund
Class T                                                           0.50%
Tax Free Fund
Class T                                                           0.14%
Primary Fund                                                      0.26%



(1) The totals given for these funds are those of the corresponding Predecessor Funds and for the year ended December 31, 2000, which was the last fiscal year ending for the Predecessor Funds.
(2) See "Special Matter Affecting Only the Growth Fund" in the "PERFORMANCE" section for a discussion of the methodology for calculating the Growth Fund advisory fee prior to December 31, 1999.
(3) The totals given for these funds are for the fiscal year ended August 31, 2000.

ADMINISTRATIVE SERVICES

Each of the funds pays SM&R an administrative service fee under administrative service agreements between the Fund and SM&R. These agreements state that each of the funds will pay SM&R for non-investment related management, executive, administrative, transfer agent, and operation services to the funds. The administrative service fee for all funds is calculated as follows:

ON THE PORTION OF THE FUNDS'                        ADMINISTRATIVE SERVICE FEE
AVERAGE DAILY NET ASSETS                                   ANNUAL RATE
Not exceeding $100,000,000                                          0.25%
Exceeding $100,000,000 but not exceeding
$200,000,000                                                        0.20%
Exceeding $200,000,000 but not exceeding
$300,000,000                                                        0.15%
Exceeding $300,000,000                                              0.10%

In each fund's administrative service agreement, SM&R has agreed to pay (or to reimburse each such fund for) each such fund's regular operating

                      THE SM&R FUNDS AND THEIR MANAGEMENT
      -------------------------------------------------------------------

expenses in excess of 1.25% per year of each such fund's average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, if any, paid to SM&R, but do not include class-specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions.

In order to improve the yield and total return of one or more of the funds, SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in an administrative service agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to reimburse expenses incurred by the Tax Free, Government Bond and Primary Funds to the extent that regular operating expenses exceed average daily net assets as follows: 0.75% for the Tax Free Fund, 0.80% for the Primary Fund and 1.00% for the Government Bond Fund.

PORTFOLIO MANAGEMENT

While the following individuals are primarily responsible for the day-to-day portfolio management of their respective funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment policies.

    - Growth Fund, Equity Income Fund, and Balanced Fund

GORDON D. DIXON, DIRECTOR, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER OF
  SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, CO-MANAGER.
   Mr. Dixon joined SM&R in 1993. Mr. Dixon serves as Co-Manager of the Growth Fund, Equity Income Fund and the Balanced Fund. He was previously Portfolio Manager of such funds. Mr. Dixon also serves as Vice President of American National Investment Accounts, Inc. ("ANIA"), another fund managed by SM&R which is used exclusively for variable contracts issued by American National Insurance Company. He is also the portfolio manager of ANIA's Government Bond Portfolio and High Yield Bond Portfolio and co-manager of ANIA's Growth Portfolio, Equity Income Portfolio, Balanced Portfolio and International Stock Portfolio. Mr. Dixon also serves as portfolio manager of the Fund's Government Bond Fund and Tax Free Fund. Mr. Dixon graduated from the University of South Dakota with a B.A. in Finance and Accounting and from Northwestern University in 1972 with an M.B.A in Finance and Accounting. He began his investment career in 1972 as an Administrative and Research Manager with Penmark Investments. In 1979, he began working for American Airlines in the management of the $600 million American Airlines Pension Portfolio, of which approximately $100 million was equities. In 1984, he was employed by C&S/Sovran Bank in Atlanta, Georgia as Director of Equity Strategy where he had responsibility for all research, equity trading and quantitative services groups as well as investment policy input of a portfolio of approximately $7 billion, of which $3.5 billion was equities.

ANDREW R. DUNCAN, SR. SECURITIES ANALYST/ PORTFOLIO MANAGER.  Mr. Duncan joined
  SM&R's staff in 1997 as Sr. Securities Analyst/ Portfolio Manager. Mr. Duncan serves as Portfolio Manager of the Equity Income Fund and the Balanced Fund. He also serves as the portfolio manager of ANIA'S Equity Income Portfolio, Balanced Portfolio, and International

                      THE SM&R FUNDS AND THEIR MANAGEMENT
      -------------------------------------------------------------------

  Stock Portfolio. He graduated from West Virginia University in 1995 with a BS/BA degree in Finance and from Texas A&M University in 1996 with an MS in Finance.

ANDRE J. HODLEWSKY, SR. SECURITIES ANALYST/ PORTFOLIO MANAGER. Mr. Hodlewsky joined SM&R in 1998 as Securities Analyst. Mr. Hodlewsky serves as Portfolio Manager of the Growth Fund. He also serves as portfolio manager for ANIA's Growth Portfolio and Small-Cap/Mid-Cap Portfolio. He graduated from the University of Wisconsin in 1990 with a BA in Graphic Design and Industrial Design and from the University of Wisconsin in 1999 with an MBA in Marketing and Finance. Prior to joining SM&R's staff, he held a position at Rockwell from 1995 to 1997 in their Internet and Multi-Media Design Group and Mandel Company in Milwaukee, Wisconsin, from 1993 to 1995 in the Prepress Technology Division.

    - Government Bond Fund, Tax Free Fund, and Primary Fund

GORDON D. DIXON (SEE ABOVE.)

ANNE M. LEMIRE, SENIOR SECURITIES ANALYST/ PORTFOLIO MANAGER. Ms. LeMire has served as Assistant Portfolio Manager of the Government Bond Fund, Primary Fund, Tax Free Fund, and Money Market Fund since March 2000. Ms. LeMire assumed the role of Assistant Portfolio Manager of the ANIA Money Market Portfolio in March 2000. She also has served as Assistant Portfolio Manager of the ANIA Government Bond Portfolio and High Yield Bond Portfolio since their inception in May 2000. Ms. LeMire joined SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. Before joining SM&R, she held an auditing position at the University of Texas Medical Branch.

JOHN S. MAIDLOW, PORTFOLIO MANAGER. Mr. Maidlow assumed the role of Portfolio
  Manage of the Primary Fund and Money Market Fund in March 2000. He had previously served as Assistant Portfolio Manager of the Primary Fund since 1998 and the Money Market Fund since its inception in January 1999.
  Mr. Maidlow assumed the role of Portfolio Manager of the Money Market Portfolio of ANIA in March 2000; he had previously served as Assistant Portfolio Manager of the ANIA Money Market Portfolio since November 1998. He joined SM&R's staff in 1998 and prior to that time he held positions with American Industries Trust Companies as a trust officer, Texas Department of Insurance and the Texas Department of Banking as an examiner, Landmark Group as Vice President of Investments, MBank as a trust officer and Rotan-
  Mosle, Inc. and Eppler, Guerin & Turner as an investment broker.

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

UNDERSTANDING THE FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the funds' financial performance for the past five years. Certain information reflects financial results for a single share of the funds. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The returns do not reflect any sales loads or account fees that would be imposed on the purchase or sale of any shares.

The tables itemize what contributed to the changes in share prices during the period. They also show the changes in share prices for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the tables include as appropriate

    - share price at the beginning of the period
    - investment income and capital gains or losses
    - distributions of income and capital gains paid to shareholders
    - share price at the end of the period

The tables also include some key statistics for the period as appropriate

    - Total Return -- the overall percentage of return of a fund, assuming the reinvestment of all distributions
    - Expense Ratio -- operating expenses as a percentage of average net assets
    - Net Income Ratio -- net investment income as a percentage of average net assets
    - Portfolio Turnover -- the percentage of a fund's buying and selling activity


With the exception of the information presented for the Primary Fund's 1996 and 1997 fiscal years and for the Growth Fund's, Equity Income Fund's, and Balanced Fund's 1995 and 1996 fiscal years, the information contained in the Financial Highlights has been audited by the Fund's independent auditors, Tait, Weller & Baker. Their Independent Auditor's Report is included in the fund's annual report for the year ended August 31, 2000 for the Government Bond, Tax Free, Primary and Money Market Funds and for the year ended December 31, 2000 for the Growth, Equity Income and Balanced Funds and is incorporated by reference into the Statement of Additional Information and is available upon request. The information for the Primary Fund's fiscal years ending August 31, 1997 and 1996 is derived from the financial statements of the Primary Fund, along with the information for the Growth Fund's, Equity Income Fund's, and Balanced Fund's fiscal years ending December 31, 1996 and 1995 from their financial statements, which for such fiscal years were audited by the Fund's former independent Auditors.

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

GROWTH FUND


The following financial highlights table is intended to help you understand the Growth Fund's financial performance for the past five years. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Growth Fund (assuming reinvestment of all dividends and distributions), but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Growth Fund, which for the years ended December 31, 1997, 1998, 1999 and 2000 have been audited by Tait,
Weller & Baker, independent auditors, whose report, along with the Growth Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request. The information for years ending December 31, 1996 and prior, has been audited by the Growth Fund's former independent auditors.


--------------------------------------------------------------------------------


                                        YEAR ENDED DECEMBER 31,(1)
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 6.77   $ 5.69   $ 5.24   $ 4.95        $ 4.39
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INVESTMENT INCOME -- NET     0.03     0.03     0.04     0.06          0.05
-------------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                 (0.65)    1.35     0.85     1.03          0.73
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from Investment
Operations                  (0.62)    1.38     0.89     1.09          0.78
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income -- net    (0.03)   (0.03)   (0.04)   (0.06)        (0.05)
-------------------------------------------------------------------------------
Capital gains               (0.52)   (0.27)   (0.40)   (0.74)        (0.17)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total Distributions         (0.55)   (0.30)   (0.44)   (0.80)        (0.22)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 5.60   $ 6.77   $ 5.69   $ 5.24        $ 4.95
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN*               (8.25)%  24.49%   18.35%   22.24%        17.64%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)            $194,150 $230,203 $203,109 $178,344   $152,758
-------------------------------------------------------------------------------
Ratio of expenses to
average net assets           0.81%    0.87%    0.85%    0.96%         1.15%
-------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                       0.47%    0.44%    0.69%    1.03%         1.02%
-------------------------------------------------------------------------------
Portfolio turnover rate     19.68%   16.13%   27.31%   46.79%        18.72%
-------------------------------------------------------------------------------



(1) The information shown here is for the Predecessor Fund, SM&R Growth Fund, Inc., which had a fiscal year ending December 31.
 *   Does not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

EQUITY INCOME FUND


The following financial highlights table is intended to help you understand the Equity Income Fund's financial performance for the past five years. Certain information reflects financial results for a single Equity Income Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Equity Income Fund (assuming reinvestment of all dividends and distributions), but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Equity Income Fund, which for the years ended December 31, 1997, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, independent auditors, whose report, along with the Equity Income Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request. The information for years ending December 31, 1996 and prior, has been audited by the Equity Income Fund's former independent auditors.


--------------------------------------------------------------------------------


                                        YEAR ENDED DECEMBER 31,(1)
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $25.30   $28.02   $26.99   $25.05        $22.59
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INVESTMENT INCOME -- NET     0.46     0.54     0.62     0.63          0.58
-------------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                  1.54    (0.96)    2.50     4.96          3.10
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from Investment
Operations                   2.00    (0.42)    3.12     5.59          3.68
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income -- net    (0.46)   (0.54)   (0.62)   (0.64)        (0.58)
-------------------------------------------------------------------------------
Capital gains               (1.08)   (1.76)   (1.47)   (3.01)        (0.64)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total Distributions         (1.54)   (2.30)   (2.09)   (3.65)        (1.22)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $25.76   $25.30   $28.02   $26.99        $25.05
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN*                8.99%   (1.39)%  12.11%   22.72%        16.46%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)            $160,319 $187,988 $218,980 $198,687   $165,786
-------------------------------------------------------------------------------
Ratio of expenses to
average net assets           1.05%    1.05%    1.01%    1.05%         1.10%
-------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                       1.73%    1.94%    2.22%    2.28%         2.42%
-------------------------------------------------------------------------------
Portfolio turnover rate     22.05%    9.81%   19.29%   39.14%        27.07%
-------------------------------------------------------------------------------



(1) The information shown here is for the Predecessor Fund, SM&R Equity Income Fund, Inc., which had a fiscal year ending December 31.
 *   Does not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

BALANCED FUND


The following financial highlights table is intended to help you understand the Balanced Fund's financial performance for the past five years. Certain information reflects financial results for a single Balanced Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Balanced Fund (assuming reinvestment of all dividends and distributions), but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Balanced Fund, which for the years ended December 31, 1997, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, independent auditors, whose report, along with the Balanced Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request. The information for years ending December 31, 1996 and prior, has been audited by the Balanced Fund's former independent auditors.


--------------------------------------------------------------------------------


                                        YEAR ENDED DECEMBER 31,(1)
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $20.67   $19.63   $18.32   $17.90        $16.85
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income        0.56     0.42     0.48     0.57          0.49
-------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Securities                   0.01     1.84     1.96     2.50          1.48
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from investment
operations                   0.57     2.26     2.44     3.07          1.97
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
Investment Income           (0.55)   (0.42)   (0.47)   (0.59)        (0.49)
-------------------------------------------------------------------------------
Distributions from
Capital Gains               (1.29)   (0.80)   (0.66)   (2.06)        (0.43)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total distributions         (1.84)   (1.22)   (1.13)   (2.65)        (0.92)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                       $19.40   $20.67   $19.63   $18.32        $17.90
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN*                3.64%   11.87%   13.83%   17.46%        11.86%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF YEAR
(000'S OMITTED)            $28,223  $30,146  $29,367  $25,838    $23,188
-------------------------------------------------------------------------------
Ratio of Expenses with
reimbursement to Average
Net Assets                   1.25%    1.25%    1.25%    1.26%         1.21%
-------------------------------------------------------------------------------
Ratio of Expenses without
reimbursement to Average
Net Assets                   1.34%    1.41%    1.37%    1.36%         1.34%
-------------------------------------------------------------------------------
Ratio of Net Income to
Average Net Assets           2.63%    2.15%    2.55%    3.02%         2.83%
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE     13.17%   18.01%   16.01%   27.52%        23.78%
-------------------------------------------------------------------------------



(1) The information shown here is for the Predecessor Fund, SM&R Balanced Fund, Inc., which had a fiscal year ending December 31.
 *   Does not include the effect of sales charges.

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

GOVERNMENT BOND FUND


The following financial highlights table is intended to help you understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Government Bond Fund which for the years ended through August 31, 1997 have been audited by the Fund's former independent Auditors and for the years ended August 31, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Government Bond Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                          YEAR ENDED AUGUST 31,
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.10   $10.60   $10.42   $10.14        $10.51
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INVESTMENT INCOME -- NET     0.59     0.59     0.64     0.67          0.65
-------------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                 (0.05)   (0.50)    0.20     0.26         (0.37)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from Investment
Operations                   0.54     0.09     0.84     0.93          0.28
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income -- net    (0.59)   (0.59)   (0.66)   (0.65)        (0.65)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total Distributions         (0.59)   (0.59)   (0.66)   (0.65)        (0.65)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $10.05   $10.10   $10.60   $10.42        $10.14
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN                 5.58%    0.76%    8.31%    9.37%         2.63%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)            $22,928  $23,363  $23,982  $23,683    $21,127
-------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average
net assets                   0.98%    1.00%    1.00%    1.00%         1.00%
-------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average
net assets                   0.98%    1.11%    1.00%    1.07%         1.20%
-------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                       5.91%    5.58%    6.08%    6.46%         6.17%
-------------------------------------------------------------------------------
Portfolio turnover rate     30.87%   22.86%   32.71%    9.06%        30.17%
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

TAX FREE FUND


The following financial highlights table is intended to help you understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Tax Free Fund which for the years ended August 31, 1997 have been audited by the Fund's former independent Auditors and for the years ended August 31, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Tax Free Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                          YEAR ENDED AUGUST 31,
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF ENDING        $10.14   $10.64   $10.27   $ 9.93        $ 9.95
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INVESTMENT INCOME -- NET     0.49     0.48     0.49     0.51          0.53
-------------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                  0.12    (0.50)    0.37     0.33         (0.02)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from Investment
Operations                   0.61    (0.02)    0.86     0.84          0.51
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income -- net    (0.49)   (0.48)   (0.49)   (0.50)        (0.53)
-------------------------------------------------------------------------------
Capital gains               (0.01)      --       --       --            --
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total Distributions         (0.50)   (0.48)   (0.49)   (0.50)        (0.53)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $10.25   $10.14   $10.64   $10.27        $ 9.93
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN                 6.16%   (0.28)%   8.58%    8.61%         5.18%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)            $11,030  $11,218  $11,058  $10,700     $9,148
-------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average
net assets                   0.75%    0.73%    0.75%    0.54%           --
-------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average
net assets                   1.11%    1.23%    1.25%    1.27%         1.18%
-------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                       4.84%    4.53%    4.60%    4.97%         5.27%
-------------------------------------------------------------------------------
Portfolio turnover rate      7.61%    5.09%   12.77%   22.15%        18.44%
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
      -------------------------------------------------------------------

PRIMARY FUND


The following financial highlights table is intended to help you understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund which for the years ended through August 31, 1997 have been audited by the Fund's former independent Auditors and for the years ended August 31, 1998, 1999 and 2000 have been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Primary Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------

                                          YEAR ENDED AUGUST 31,
                           ----------------------------------------------------
                            2000     1999     1998     1997          1996
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
INVESTMENT INCOME -- NET     0.06     0.05     0.05     0.05          0.05
-------------------------------------------------------------------------------
Net realized and
unrealized gain (loss) on
investments                 (0.01)      --       --       --            --
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
Total from Investment
Operations                   0.05     0.05     0.05     0.05          0.05
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Investment income -- net    (0.06)   (0.05)   (0.05)   (0.05)        (0.05)
-------------------------------------------------------------------------------
Total Distributions         (0.06)   (0.05)   (0.05)   (0.05)        (0.05)
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 0.99   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
TOTAL RETURN                 4.68%    4.75%    5.15%    4.98%         5.07%
                           ======   ======   ======   ======        ======
-------------------------------------------------------------------------------
RATIOS (IN
PERCENTAGES)/SUPPLEMENTAL
DATA
NET ASSETS, END OF PERIOD
(000'S OMITTED)            $26,795  $30,838  $34,577  $33,045    $37,465
-------------------------------------------------------------------------------
Ratio of expenses with
reimbursement to average
net assets                   0.80%    0.80%    0.80%    0.80%         0.81%
-------------------------------------------------------------------------------
Ratio of expenses without
reimbursement to average
net assets                   1.04%    1.06%    0.98%    1.01%         1.15%
-------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets                       5.55%    4.66%    5.02%    4.86%         4.93%
-------------------------------------------------------------------------------
Portfolio turnover rate     18.46%   30.47%      --       --            --
-------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                  IMPORTANT SHAREHOLDER FACTS AND INFORMATION

THIS SECTION OF THE PROSPECTUS IS PROVIDED TO HELP YOU BECOME FAMILIAR WITH THE TYPES OF ACCOUNTS AND SERVICES AVAILABLE IN THE SM&R FUNDS. IT EXPLAINS THE VARIOUS SERVICES AVAILABLE TO YOU AND FEATURES YOU CAN ESTABLISH AS PART OF YOUR ACCOUNT IN THE "FUNDS" AS WELL AS ACCOUNT POLICIES AND FEES THAT MAY APPLY TO YOUR ACCOUNT.

 SM&R'S WEB SITE:  www.smrinvest.com

 BUSINESS HOURS:
      8:00 A.M. TO 4:30 P.M. CENTRAL TIME EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING ("REGULAR TRADING DAY")

     24-HOUR ACCESS TO ACCOUNT INFORMATION. SEE "VOICE RESPONSE UNIT" UNDER "OTHER SERVICES" IN THIS GUIDE

 TRANSFER AGENCY MAILING ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      P.O. BOX 58969
      HOUSTON, TEXAS 77258-8969

 OVERNIGHT MAILING ADDRESS AND STREET ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      2450 SOUTH SHORE BOULEVARD, SUITE 120
      LEAGUE CITY, TEXAS 77573

 IMPORTANT PHONE NUMBERS:
      INVESTOR HOTLINE/VOICE RESPONSE:
           1-877-239-2049
      INVESTOR SERVICES DEPARTMENT:
           1-800-231-4639

 FAX NUMBERS:
      TRANSFER AGENCY:
           1-281-538-4983

 WIRING INSTRUCTIONS:
      MOODY NATIONAL BANK OF GALVESTON
      ABA #113100091
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      #035 868 9
      NAME OF CLASS AND FUND (E.G. CLASS A OF THE GOVERNMENT BOND FUND) FUND ACCOUNT NUMBER (NUMBER APPEARS ON YOUR CONFIRMATION STATEMENT) YOUR NAME (E.G., MARY SMITH)

 THIRD PARTY CHECKS
 To prevent fraud, SM&R will not accept checks made payable to third parties to open new accounts. Tax-deferred rollover checks, properly endorsed, will be accepted.

 MINIMUM INVESTMENT AMOUNTS:

 The funds' low investment minimums make investing easy. Once you decide on a fund, an investment amount, and a share class simply talk to your representative or broker-dealer, or fill out an application and send in your investment.

 The funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

                                          INITIAL  ADDITIONAL
Regular Accounts                          $  100      $ 20
Automatic Investment Plan                 $  100      $ 20
Retirement Plans                          $  100      $ 20
Primary and Money Market Funds            $1,000      $100

 CERTIFICATES

 Share certificates are not issued by the funds. Your purchases are maintained on the records of the funds in book shares. This provides you with easy access to your shares. You have the same rights of share ownership as you would if certificates had been issued.
 SPECIAL FEES:
     - Tax-deferred: $7.50 per account custodian fee deducted annually

     - Wiring fee: $10.00 for wire redemption proceeds under $10,000
 SIGNATURE GUARANTEE REQUIREMENTS:
 Required on all redemptions in amounts of $50,000 or more. Other requirements apply and are discussed later in this guide.
 TELEPHONE SERVICES:
 SM&R will automatically establish a telephone redemption/exchange option for all non-qualified and non-tax deferred accounts, unless you instruct us not to do so. These services are not available to participants of post-secondary education programs. Refer to "Telephone Services" later in this guide.
 CHECK WRITING OPTION:
 Available in the SM&R Money Market Fund Class A only. Refer to "Important Facts About Redeeming".

PLEASE KEEP IN MIND THAT ACCOUNT POLICIES (INCLUDING FEES), SERVICES AND FEATURES MAY BE MODIFIED OR DISCONTINUED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE. DURING TIMES OF ECONOMIC TURMOIL OR MARKET VOLATILITY, SEVERE WEATHER, OR NATURAL DISASTER YOU MAY NOT BE ABLE TO REACH SM&R BY TELEPHONE TO INSTITUTE A REDEMPTION OR EXCHANGE.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE

BELOW IS A BRIEF EXPLANATION OF THE DIFFERENT ACCOUNTS AVAILABLE IN THE FUNDS.

  INDIVIDUAL OR JOINT OWNERSHIP
    Individual accounts are owned by one person. Joint accounts have two or more owners.

  A UNIFORM GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
    An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

  TRUST
    An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  BUSINESS ACCOUNTS
    Corporations, partnerships, and sole proprietorships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner or owner of the business.

TAX-DEFERRED ACCOUNTS

  If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes, while saving for retirement. A contribution to certain types of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative, your broker-dealer, or by calling SM&R. INVESTORS SHOULD CONSULT THEIR TAX ADVISER OR LEGAL COUNSEL BEFORE SELECTING A TAX-DEFERRED ACCOUNT.

  Because IRAs, SEPs, TSAs, and other tax-deferred accounts are deferred from federal income tax, they will not benefit from the tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not considered to be suited for these types of accounts. Comprehensive Investment Services, Inc. ("CIS") serves as custodian for the tax-deferred accounts offered by the funds. You will be charged an annual account maintenance fee of $7.50 for each applicable tax-deferred account you have. The fee will be automatically deducted from your account (usually in the last quarter). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

  TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
    Traditional IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  ROTH INDIVIDUAL RETIREMENT ACCOUNTS
    Roth IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  EDUCATION IRA
    This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually per child under the age of 18.

  SIMPLIFIED EMPLOYEE PENSION PLAN
    This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

  SIMPLE
    This plan allows employee pre-tax contributions up to $6,000 annually and may be matched by the employer up to a maximum of 3% of employees' compensations.

  PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
    These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

  SECTION 403(b)(7) PLAN
    Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

  SECTION 529 PLAN
    This plan allows individuals and 501(c)(3) organizations to establish and contribute to an account(s) to be used for postsecondary educational expenses of designated beneficiaries.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). Each fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers" in the prospectus.) You may purchase shares of the SM&R Primary Fund and SM&R Money Market Fund without a sales charge. Accordingly, the offering price for shares of these funds is net asset value. Although the legal rights of the Class A and B shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of the Class B shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged.

A NOTE ON PRICING. With the exception of the Money Market Fund, the funds' investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Directors. The funds also may use fair value pricing if the value of a security held by the fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the fund to calculate its net asset value may differ from quoted or published prices for the underlying securities. The Money Market Fund uses the amortized cost method for valuing its securities.

SHARE PRICE -- EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS. Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time). NAV is not calculated on holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.

                            Total Assets - Liabilities
     Net Asset Value    =   --------------------------
                            Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading at the next NAV determined THAT DAY if:
    - SM&R receives your request in good order prior to the close of the regular trading day;
    - a securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
    - SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

  If we receive your order after the close of the regular trading day or on any day that the Exchange is closed, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                             HOW TO PURCHASE SHARES

YOU SHOULD REFER TO THE FIRST PAGE OF THIS SHAREHOLDER'S GUIDE "IMPORTANT SHAREHOLDER FACTS AND INFORMATION" FOR THE APPROPRIATE ADDRESSES AND TELEPHONE NUMBERS.

       METHOD                           OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
BY MAIL OR THROUGH A    - Determine the fund and the Class in which you       - Make your check payable to SM&R MUTUAL FUNDS.
REGISTERED                want to invest.                                     - Use the investment slip on your confirmation, or
REPRESENTATIVE          - Complete and sign the account application           - Write a note specifying:
                        - Make the check payable to SM&R MUTUAL FUNDS.            -- Your account number
                        - Mail the application and your check to SM&R at          -- The Fund name
                         the address on the first page of this guide.             -- Share class
                        - Or deliver the information to your                      -- The name(s) in which the account is
                         representative (provided he or she has a                    registered.
                         broker-dealer arrangement with SM&R).                - Mail to the address indicated on the cover page
                                                                                of this guide.
--------------------------------------------------------------------------------------------------------------------------------
BY PHONE WIRE           - Call Investors Services to obtain a reference       - Call Investors Services at the number on the
                         number (call by noon, Central Time, if you want        first page of this guide, on any business day.
                         wired funds to be credited that day).                - You can send your investment either by:
                            Instruct your bank to wire or transfer your           -- Federal Funds Wire (offers immediate access
                            purchase (your bank may charge a wiring fee)             to funds), or
                            using the information on the first page of            -- Electronic transfer via ACH which avoids
                            this guide.                                              wiring fees, if your bank account is set up
                        - Complete the account application and mail to the      on file
                          appropriate address.
                        - Wires received before 3:00 p.m. Central Time on
                          regular trading days will receive that day's
                          closing price (if not, you will receive the next
                          trading day's closing price).
--------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE             - You can make an additional investment by exchange from an existing Fund in the SM&R Mutual Funds to an existing account by calling Investor Services.
                        - You can only exchange shares in the same class with identical registrations.
                        - There is no sales charge or redemption fee when exchanging funds within the SM&R Mutual Funds.
                        - Orders placed before 3 p.m. Central Time on regular trading days will receive that day's closing price
                          (if not, you will receive the next regular trading day's closing price).
                        - Exchanges are limited to three per calendar quarter, and twelve per calendar year.
                        - Exchanges between accounts that do not have identical ownership registration must be made in writing.
                        - Be sure you read the prospectus for the Fund into which you are exchanging.
                        KEY POINT: AN EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER
                        FUND. THIS TRANSACTION MAY PRODUCE A TAXABLE GAIN OR LOSS IN A NON-TAX DEFERRED ACCOUNT.
--------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT    - You can transfer money automatically from your      - To establish automatic investing for an existing
PLAN THROUGH THE          bank account into your Fund account on a monthly      account, call Investor Services for an
AUTOMATED CLEARING        basis.                                                application.
HOUSE (ACH)             - Initial investment minimum is $100 if you invest    - The minimum is $20.
                          at least $20 per month with this service.
                        - To enroll, check off the box on the account
                          application and provide:
                            1. Your bank account information,
                            2. The amount and date of your monthly
                               investment, and
                            3. A voided check.
--------------------------------------------------------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                              HOW TO REDEEM SHARES

You have several convenient ways for you to redeem your shares of the funds. Redemptions will be at net asset value, less any applicable CDSC, which is determined on the date your request is received by SM&R in good order.

      METHODS                                                     REQUIREMENTS
--------------------------------------------------------------------------------------------------------------------------
CALL US               - Call Investor Services during normal business hours on any business day.
                      - This service is only available for those accounts which are non-qualified and non-tax deferred:
                          1. The amount requested is $500 or more per account
                          2. The amount is less than $50,000 in aggregate
                          3. The proceeds are to be mailed to the address of record or electronically transferred to the bank account indicated on your fund account.
                          4. There has been no change of address for either you or your bank for 30 days
                          5. Telephone services have not been declined.
                          6. The security procedures discussed in this guide have been met.
                          7. There are no outstanding certificate shares on the account.
                      - All authorized requests received before 3:00 p.m. Central Time on regular trading days will be processed at that day's closing price. Requests received after 3:00 p.m. will be processed the following regular trading day.
                      - We can either:
                          -- wire the proceeds the next business day into your bank account of record (service charges may apply)
                          -- electronically transmit the proceeds to your bank account of record via the ACH service
                          -- mail you a check
                      - All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe to be genuine. (Refer to "Security Procedures" later in this guide)
                      - See exceptions below for requests that must be made in writing.
                      - A $10.00 fee is charged for redemptions by wire under $10,000.
                      - To redeem from a tax-deferred account, call Investor Services for a special withdrawal form.
--------------------------------------------------------------------------------------------------------------------------
WRITE US              - You can mail a redemption request to the appropriate address listed on the first page of this guide.
                      - Your letter of instruction must:
                          -- list your account number and the fund name
                          -- indicate the number of shares or dollar value you wish to redeem
                          -- be signed by the registered owner(s)
                          -- include any outstanding share certificates issued prior to January 1, 1999
                          -- include special withdrawal forms for tax deferred accounts
                      - Refer to "Signature Guarantee" below for requests that must be signature guaranteed.
--------------------------------------------------------------------------------------------------------------------------
FAX US                You may fax your request for redemption from a non-qualified and non-tax deferred account, if your request meets requirements under 'Call Us' above. Your fax requests must be received by SM&R before
                      3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES IN   You may also redeem your shares by coming to SM&R's home office, and deliver your request in person
PERSON                prior to 3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC            You can withdraw money automatically from your fund account on a monthly, quarterly, semi-annual,
WITHDRAWAL PLAN       and annual basis -- without redemption fees -- on or about the 20th of the month and if:
(SWP)                   - Your account value is $5,000 or more
                        - You complete the relevant section of the application
                        - The withdrawal can be mailed to you at your address of record, or deposited directly to your bank account via ACH
                      The minimum withdrawal is $50 per month.
                      The maximum amount is 1% of your account per month or 12% annually.
                      To obtain proper forms, contact Investor Services.
                      See "Important Facts About Redeeming" later in this guide for more information.
--------------------------------------------------------------------------------------------------------------------------

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PAYMENT OF REDEMPTION PROCEEDS

Normally, redemption proceeds of shares you purchased by wire, certified check, money order, or other immediately available funds will be mailed no later than the 7th calendar day following receipt of your redemption request. Mailing of redemptions of shares recently purchased by a personal check or ACH transfer (discussed later in this guide) will generally be delayed for up to ten
(10) business days to allow the check or transfer to clear.

We reserve the right to redeem "in kind" by paying you the proceeds of a redemption in securities rather than in cash.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

INDIVIDUAL OR JOINT TENANTS                         Written instructions must be signed by each
                                                    shareholder, exactly as the names appear in the
                                                    account registration.
UGMA OR UTMA                                        Written instructions must be signed by the
                                                    custodian in his/her capacity as it appears in the
                                                    account registration until the minor reaches the
                                                    age of majority as defined by the state in which
                                                    the UGMA or UTMA was established.
SOLE PROPRIETOR, GENERAL PARTNER                    Written instructions must be signed by an
                                                    authorized individual in his/her capacity as it
                                                    appears on the account registration.
CORPORATION, ASSOCIATION                            Written instructions must be signed by the
                                                    person(s) authorized to act on the account. In
                                                    addition, a certified copy of the corporate
                                                    resolution authorizing the signer to act must
                                                    accompany the request.
TRUST                                               Written instructions must be signed by the
                                                    trustee(s). If the name of the current trustee(s)
                                                    does not appear on the account application, a
                                                    current certificate of incumbency dated within 60
                                                    days must also be submitted.
IRA OR TSA (INCLUDES ALL TYPES OF IRAS)             A special withdrawal form must be signed by the
                                                    account owner, and you may obtain this form by
                                                    contacting Investor Services at the number on the
                                                    first page of this guide. If you do not want
                                                    federal income tax withheld from your redemption,
                                                    you must state that you elect not to have such
                                                    withholding apply. In addition, your instructions
                                                    must state whether the distribution is normal
                                                    (after age 59 1/2) or premature (before age
                                                    59 1/2) and, if premature, whether any exceptions
                                                    such as death or disability apply with regard to
                                                    the 10% additional tax on early distributions. In
                                                    addition, TSA's will have a 20% mandatory
                                                    withholding tax applied to all distributions if
                                                    the account owner is under 70 1/2.
EXECUTORS OF SHAREHOLDER ESTATES                    Written instructions must be signed by the
                                                    executor. A copy of the order appointing the
                                                    executor, certified within the past 12 months must
                                                    accompany the letter of instructions. A signature
                                                    guarantee must be provided as discussed below.

SIGNATURE GUARANTEE

To protect you and the funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

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
The following circumstances require a signature              WHO CAN PROVIDE A SIGNATURE GUARANTEE:
guarantee:                                                     - Commercial Bank
- Redemptions from one or more of the Funds total              - Trust Company
  $50,000 or more                                              - Savings Association
- You want the proceeds sent to an address other than          - Credit Union
  the address currently appearing on your account              - Member of Medallion Program
- You want the proceeds sent to a bank account not             - Member of a U.S. Stock Exchange
  listed on your account                                       - Authorized SM&R Representatives
- You want the proceeds payable to anyone other than
  the registered owner(s) of the account
- Either your address or the address of your bank        NOTARY PUBLIC NOT ACCEPTABLE
  account has been changed within 30 days
- The account is registered in the name of a
 fiduciary, corporation or any other organization. In
 these cases, additional documentation is required:
    Corporate accounts: certified copy of corporate
    resolution
    Fiduciary accounts: copy of the power of attorney
    or other governing document
- The Funds or their transfer agent believe a
 signature guarantee would protect against claims
 based on transfer instructions

IMPORTANT FACTS ABOUT REDEEMING

SYSTEMATIC WITHDRAWAL PLAN. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the fund because of the sales charge or CDSC (as applicable) involved in additional purchases. See "Class B Waivers of Contingent Deferred Sales Charges" in the prospectus for a discussion of the CDSC waivers available. You should carefully consider such purchases and contact your representative regarding their advisability. While you are participating in a Systematic Withdrawal Plan dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. Retirement Plan Accounts are subject to special withdrawal requirements. Call Investor Services for assistance.

REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption (60 days for tax-deferred plans) of Class A or Class T shares of a fund, a shareholder may reinvest all or part of the proceeds in the same class of the same fund from which the redemption was processed at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. THE SHAREHOLDER MUST ASK THE TRANSFER AGENT FOR

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  THIS PRIVILEGE AT THE TIME OF REINVESTMENT. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax adviser to determine any possible tax ramifications of such a transaction. Each fund may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation. For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact your registered representative, your broker-dealer or SM&R.

"GOOD ORDER" means the request for redemption must include:
    (1) your letter of instruction or a stock assignment specifying the fund, account number, and number of shares or dollar amount to be redeemed. The letter of instruction and stock powers must be signed and executed exactly as the fund shares are registered and any outstanding share certificates returned. It is suggested that certificates be returned by certified mail for your protection;
    (2) any required signature guarantees (see "Signature Guarantees" above);
        and
    (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

Please keep in mind that it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in good order for processing.

TEXAS OPTIONAL RETIREMENT PROGRAM. You may not redeem shares in any account established under the Texas Optional Retirement Program, unless SM&R receives satisfactory evidence from the state that one of the following conditions exist:
    (1) death of the employee;
    (2) termination of service with the employer; or
    (3) retirement of employee.

CHECK WRITING OPTION.  Check writing is available in the Money Market Fund
  (Class A only) to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on any tax-deferred accounts (IRAs, TSAs, etc.). Shareholders desiring this option must complete the check writing option signature card on the application. After obtaining specimen signatures and the fully executed card, SM&R will order checks and forward to you at the address of record. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment.

When a check is presented for payment, SM&R as the shareholder's agent, will cause each fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will not be honored and returned to the payee and the shareholder may be subject to extra charges as a result.

Primary Fund shareholders with check writing privileges prior to December 31, 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the

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Money Market Fund described above. SHAREHOLDERS USING THE PRIMARY FUND CHECK
WRITING OPTION SHOULD BE AWARE THAT WRITING A CHECK IS A REDEMPTION OF SHARES. THOSE SHARES MAY BE WORTH LESS WHEN THE CHECK IS PRESENTED FOR PAYMENT THAN WHEN THE CHECK WAS WRITTEN.


This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook by SM&R free of charge. There will be a $5 fee for reorders. Shareholders will be allowed to write ten (10) checks free each calendar quarter. You may be charged $1.00 for each check written over the 10 check limit. All checkbooks MUST be ordered through SM&R. Please do not use outside vendors to produce your Money Market or Primary Fund checkbooks. Additionally, a check cannot be used to close out your Money Market or Primary Fund account. Refer to the "How to Redeem Shares" section on page 38 or call our Investor Services Department.


REDEMPTION OF SMALL ACCOUNTS. The funds reserve the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The funds may, from time to time, change such required minimum investment.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS:

You may also purchase or sell shares of the funds through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the funds directly. If you utilize a Processing Organization the funds are not responsible for failure of any Processing Organization to carry out its obligations to its customers. YOU MAY NOT BE CONSIDERED THE SHAREHOLDER OF RECORD OF YOUR SHARES. THEREFORE, YOU MAY NOT BE ABLE TO UTILIZE SERVICES AVAILABLE ONLY TO SHAREHOLDERS OF THE FUNDS. YOU SHOULD KEEP THIS IN MIND WHEN ESTABLISHING AN ACCOUNT IN ANY FUND.

OTHER SERVICES

In addition to the plans described under "Sales Charge Reductions and Waivers," that permit you to reduce the initial sales charge assessed on Class A shares or the CDSC on Class B shares, the funds offer other services and plans described below. At this time, there is no charge to you for these services. The funds may impose fees for such services in the future. Be aware, however, that if you elect to participate in the electronic transfers (ACH) plan described below, you should check with your financial institution for any additional charges imposed by them for this service. For additional information on these plans and services you should contact your registered representative, broker-dealer or SM&R. Before beginning any of the plans or services described below you should consult a tax adviser.

ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your account(s) and your bank, savings and loan, or credit union account using Automated Clearing House ("ACH") network. To

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  arrange for electronic transfers, complete the relevant Special Investor
  Services section of the account application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your bank, savings and loan, or credit union account. YOUR FINANCIAL INSTITUTION MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE.


TELEPHONE SERVICES. You can only use telephone services for transaction amounts between $500 and $50,000. Through this service, you will be able to purchase additional shares for a fund account by ACH. You may also use the telephone services to redeem and exchange shares on those accounts for which you have an executed account application on file. For example, we permit exchanges by telephone from a joint account only to another joint account registered in the identical names. There may be additional restrictions on telephone transactions by joint account owners. If you initially choose not to have this option and wish to establish it at a later date, it would be necessary for you to complete the required form requesting this option. Contact your registered representative for more information. PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE FOR QUALIFIED AND TAX-DEFERRED ACCOUNTS. Additionally, a shareholder account cannot be closed out by Telephone Redemption. Refer to the section "How to Redeem Shares" on page 38 or call our Investor Services Department.


While telephone redemption is easy and convenient, this account feature involves risk of loss from unauthorized or fraudulent transactions. SM&R will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private, and by immediately reviewing any account statements that we send to you. Make sure to contact SM&R's Investors Services Department immediately about any transaction you believe to be unauthorized.

SECURITY PROCEDURES

  TELEPHONE TRANSACTIONS
  The funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller must know:
        (i)   the name of the fund or funds;
        (ii)  all digits of the account number;
        (iii) the exact name and address used in the registration(s); and
        (iv) the Social Security or Employer Identification Number listed on the account(s).

  Anyone with the required account information indicated above (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, record keeping and quality-assurance purposes. Requested proceeds will be forwarded only to an address or bank account designated on the account at the time of the transaction.

  VOICE RESPONSE UNITS
  The funds now have available to shareholders a means by which they can access account information, fund prices, and take advantage of other features 24-hours a day. To obtain account information you will be required to know your fund number, account number, and your PIN number. As indicated under "Telephone Services" above, you should keep your account information private. We also suggest that you change your PIN number periodically and not provide the number to anyone.

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  Neither the funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone or through the voice response unit that comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable.

  During times of economic turmoil or market volatility, severe weather, or natural disaster you may not be able to reach SM&R by telephone to institute a redemption or exchange.

For additional restrictions refer to "Exchange Privilege" below.

AUTOMATIC DIVIDEND INVESTMENT. Your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions into another fund in the same class of shares.

  You must comply with the following requirements to invest your dividends and distributions in shares of another fund:
    (1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) the fund receiving the dividend must have an account balance of at least $500.
    (2) Both accounts must have identical registration information, that is they cannot be in different names; and
    (3) You must have elected, in writing, to reinvest dividends into another fund.

AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.

GROUP SYSTEMATIC INVESTMENT PLAN.  SM&R can establish a Group Systematic
  Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. Under this investment plan there is a minimum investment of $20 per individual. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice. However, all other investment amount minimums apply. Contact SM&R for further information regarding these plans.

EXCHANGE PRIVILEGE. As an investor in the funds, you may be permitted to exchange shares that you own for shares of another fund without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN A FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE WHETHER A FUND AND A PARTICULAR CLASS IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED.

  WE RESERVE THE RIGHT TO TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE PRIVILEGE AT ANY TIME.

You may exchange Class A and Class B shares that you own in the SM&R Funds, without an exchange fee or sales charge, for shares of the corresponding class of another fund. You also may exchange your Class A or Class B shares for shares of the Primary Fund, subject to two conditions:
    - any applicable CDSC period has expired on the shares you wish to exchange (I.E., 13 months in the case of Class A share purchases of $1 million or more, and

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      6 years in the case of Class B share purchases of the SM&R Equity Funds, and 4 years in the case of Class B share purchases of the SM&R Fixed Income Funds, and
    - you meet any minimum investment requirement for the shares you wish to acquire.

  We waive any sales charges on Class A and Class T shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. For example, assume you purchase Class A shares of the Growth Fund. You then exchange such Class A shares for Class A shares of the Money Market Fund. Later, you re-exchange those shares of the Money Market Fund for Class A shares of the Tax Free Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the Tax Free Fund because you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investment TWICE.

  Shares of any fund held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

  You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:
    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;
    (b) the shares of the fund acquired through exchange must be qualified for sale in the state in which you reside;
    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;
    (d) the minimum dollar amount of a telephone exchange is $500;
    (e) SM&R must have received full payment for the shares being exchanged;
    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);
    (g) any shares that you wish to exchange must have been held for at least ten (10) business days; and
    (h) you have received a prospectus for the fund shares you receive in the exchange.

  You may exchange shares you own in the Primary Fund for Class A or Class T shares of another fund, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You CANNOT exchange shares of the Primary Fund for Class B shares of another fund.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND

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  STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISER FOR THE TAX
  TREATMENT AND EFFECT OF EXCHANGES.

AUTOMATIC CONVERSIONS. Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor exchanges Class B shares of a fund for Class B shares of another fund, the purchase date of the original investment will be used to determine the appropriate conversion date.

ABUSIVE TRADING PRACTICES. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

DISTRIBUTIONS AND TAXABILITY. To avoid taxation of the funds, the IRS Code requires each fund to distribute net income and any capital gains realized on its investments annually. A fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

  Dividends you receive from the SM&R Funds, whether reinvested or taken as cash, are generally considered taxable. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

  The Tax Free Fund intends to distribute tax-exempt dividends that shareholders may exclude from their gross income for federal income tax purposes. However, the Tax Free Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Tax Free Fund may be taxable. Also, you should keep in mind that certain income from the Tax Free Fund may be subject to the federal alternative minimum tax.

DISTRIBUTION SCHEDULE. The following schedule of distributions is provided to let you know when you can expect to receive a distribution from the funds you own. These distributions, under normal circumstances and if earned, will be declared and paid in the months indicated in the following chart.

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
                         DIVIDENDS    CAPITAL GAINS
                         DECLARED         PAID
GROWTH FUND              June and       December
                         December
---------------------------------------------------
EQUITY INCOME FUND     March, June,     December
                        September,
                         December
---------------------------------------------------
BALANCED FUND          March, June,     December
                        September,
                         December
---------------------------------------------------
GOVERNMENT BOND FUND      Monthly       December
---------------------------------------------------
TAX FREE FUND             Monthly       December
---------------------------------------------------
PRIMARY FUND            Daily paid      December
                          Monthly
---------------------------------------------------


DISTRIBUTIONS EFFECT ON NAV. In order to be entitled to a dividend, an investor must have acquired shares of a fund prior to the close of business on the distribution record date. A shareholder should be cautioned, however, before purchasing shares of a fund immediately prior to a distribution. Dividends and distributions paid by the funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by a shareholder represents, in substance, a return of capital.


DIVIDEND REINVESTMENTS. Dividends and Capital Gains Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business day after SM&R has received the shareholder's written request.

BACKUP WITHHOLDING. Backup withholding for federal income tax may be applied, where required by current IRS requirements, at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the funds with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF REDEMPTIONS AND EXCHANGES. You should consult with a tax adviser concerning the tax effect on the redemption or exchange of such shares. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOUSEHOLD MAILINGS. Each year you are automatically sent an updated prospectus, and

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  annual and semi-annual reports for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

RIGHTS RESERVED BY THE FUND.  The Fund reserves the right:
    - to waive, lower, or raise investment minimums;
    - to accept initial purchases by telephone from a registered representative;
    - to refuse any purchase order;
    - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
      (5) business days of the transaction;
    - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur, or has occurred;
    - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;
    - to not act on instructions believed not to be genuine; or
    - to otherwise modify the conditions of purchase and any services at any time.

                                    APPENDIX
                 (Description of Ratings Used in Prospectuses)
--------------------------------------------------------------------------------

BOND RATINGS
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S LONG-TERM BOND
(BONDS THAT EXTEND LONGER THAN ONE YEAR) RATING:
AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S LONG-TERM BOND
(BONDS THAT EXTEND LONGER THAN ONE YEAR) RATINGS:
Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
--------------------------------------------------------------------------------

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

DESCRIPTION OF FITCH IBCA BOND RATINGS:

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
--------------------------------------------------------------------------------

MUNICIPAL NOTE RATINGS
DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S SHORT-TERM MUNICIPAL NOTE (NOTES THAT MATURE IN LESS THAN ONE YEAR) RATINGS:

MIG 1/VMIG 1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S SHORT-TERM MUNICIPAL NOTE RATINGS:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
--------------------------------------------------------------------------------

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:
PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
      - Leading market positions in well-established industries.
      - High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH IBCA SHORT-TERM DEBT RATINGS (INCLUDING COMMERCIAL PAPER):
F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

DESCRIPTION OF DUFF & PHELP'S HIGHEST COMMERCIAL RATINGS:

HIGH GRADE

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                                    APPENDIX
                 (DESCRIPTION OF RATINGS USED IN PROSPECTUSES)
--------------------------------------------------------------------------------

D-1 High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

GOOD GRADE

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

FEDERAL FUNDS

As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

                      FOR MORE INFORMATION ABOUT THE FUNDS
      -------------------------------------------------------------------

The following documents contain more information about the funds and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI).
The SAI contains additional information about all aspects of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

ANNUAL AND SEMI-ANNUAL REPORTS.
The funds' annual and semi-annual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

 REQUESTING DOCUMENTS.
 You may request a free copy of the SAI and these reports, make shareholder inquiries, or request further information about the funds either by contacting your broker or by contacting the funds at:

 SECURITIES MANAGEMENT AND RESEARCH, INC.
 P.O. BOX 58969
 HOUSTON, TEXAS 77258-8969
 TELEPHONE: 1-800-231-4639 (TOLL FREE) OR
            1-281-334-2469 (COLLECT)

PUBLIC INFORMATION
You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 202-942-8090. Reports and other information about the funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102 or by sending an electronic request to publicinfo@sec.gov.

SM&R Equity Funds:
 SM&R GROWTH FUND
 SM&R ALGER GROWTH FUND*
 SM&R ALGER AGGRESSIVE GROWTH FUND*
 SM&R EQUITY INCOME FUND
 SM&R BALANCED FUND
 SM&R ALGER SMALL-CAP FUND*
 SM&R ALGER TECHNOLOGY FUND*

SM&R Fixed
Income Funds:
 SM&R GOVERNMENT
 BOND FUND
 SM&R TAX FREE FUND
 SM&R PRIMARY FUND
 SM&R MONEY MARKET FUND*

*Not offered in this prospectus.


                                        Investment Company
Form 9099 (05/01)                        File No. 811-6477

                      STATEMENT OF ADDITIONAL INFORMATION


                    December 31, 2000 as amended May 1, 2001


                             SM&R INVESTMENTS, INC.
                               FIXED INCOME FUNDS
                                  EQUITY FUNDS

                                                              SM&R EQUITY FUNDS:

                                                   CLASS A, CLASS B, AND CLASS T
                                                                SM&R GROWTH FUND
                                                         SM&R EQUITY INCOME FUND
                                                              SM&R BALANCED FUND

                                                             CLASS A AND CLASS B
                                                          SM&R ALGER GROWTH FUND
                                               SM&R ALGER AGGRESSIVE GROWTH FUND
                                                       SM&R ALGER SMALL-CAP FUND
                                                      SM&R ALGER TECHNOLOGY FUND

                                                        SM&R FIXED INCOME FUNDS:

                                                   CLASS A, CLASS B, AND CLASS T
                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND

                                                             CLASS A AND CLASS B
                                                          SM&R MONEY MARKET FUND

                                                                    SINGLE CLASS
                                                               SM&R PRIMARY FUND

Mailing Address:  P.O. Box 58969
                  Houston, Texas 77258-8969
Street Address:   2450 South Shore Boulevard, Suite 400
                  League City, Texas 77573


    This Statement is NOT a prospectus, but should be read in conjunction with the funds' current prospectus or prospectuses dated December 31, 2000 as amended May 1, 2001 that is relevant to the class or classes of shares you own or wish to purchase (each such prospectus is referred to herein as a "Prospectus" and collectively as the "Prospectuses"). To obtain a Prospectus contact your registered representative, broker-dealer, financial intermediary, or Securities Management and Research, Inc. ("SM&R"), at the address noted above, or by calling:


                      Investor Services
                      Telephone Number: (281) 334-2469
                      Toll Free 1-(800) 231-4639

    No dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information (and/or the Prospectuses referred to above), and if given or made, such information or representations must not be relied upon as having been authorized by the Company or SM&R. No Prospectus or Statement of Additional Information constitutes an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

    Terms not defined herein have the same meaning as given to them in the Prospectuses.

                               TABLE OF CONTENTS

THE COMPANY.................................................    1
INVESTMENT OBJECTIVES AND POLICIES..........................    3
    INVESTMENT TECHNIQUES APPLICABLE TO ONE OR MORE OF THE
      FIXED INCOME FUNDS....................................    4
    INVESTMENT TECHNIQUES APPLICABLE TO ONE OR MORE OF THE
      EQUITY FUNDS..........................................   21
PORTFOLIO TURNOVER..........................................   33
MANAGEMENT OF THE COMPANY...................................   35
REMUNERATION OF DIRECTORS...................................   40
POLICY REGARDING PERSONAL INVESTING.........................   41
PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES.....   42
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   42
CONTROL AND MANAGEMENT OF SM&R..............................   43
INVESTMENT ADVISORY AGREEMENTS..............................   44
ADMINISTRATIVE SERVICE AGREEMENTS...........................   48
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION.............   51
DESCRIPTION OF FUND SHARES..................................   55
PURCHASE, REDEMPTION, AND PRICING OF SHARES.................   57
    DETERMINATION OF NET ASSET VALUE........................   57
    DETERMINATION OF OFFERING PRICE.........................   60
    REDUCTION AND/OR WAIVER OF INITIAL SALES CHARGES
      (CLASS A AND CLASS T SHARES)..........................   63
    REDUCTION AND/OR WAIVER OF CONTINGENT DEFERRED SALES
      CHARGES (CLASS B SHARES)..............................   66
    FUND AND CLASS EXPENSES.................................   67
SHAREHOLDER SERVICING AND DISTRIBUTION PLANS................   68
SPECIAL PURCHASE PLANS......................................   70
REDEMPTION..................................................   72
TAXES.......................................................   73
SYSTEMATIC WITHDRAWAL PLAN..................................   77
THE UNDERWRITER.............................................   78
CUSTODIAN...................................................   80
TRANSFER AGENT AND DIVIDEND PAYING AGENT....................   81
COUNSEL.....................................................   81
AUDITORS AND FINANCIAL STATEMENTS...........................   81
PERFORMANCE AND ADVERTISING DATA............................   82
PERFORMANCE MEASURES........................................   87

                                  THE COMPANY

    SM&R Investments, Inc. (the "Company") was incorporated under the laws of Maryland on November 6, 1991. The Company changed its name from SM&R Capital Funds, Inc. to SM&R Investments, Inc. on December 31, 1998.

    The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company, commonly called a "mutual fund." This registration does not imply any supervision by the Securities and Exchange Commission (the "Commission") over the Company's management or its investment policies or practices. It currently offers the following funds (each a "Fund," collectively the "Funds"):

    - SM&R GROWTH FUND (the "Growth Fund");

    - SM&R ALGER GROWTH FUND (the "Alger Growth Fund");

    - SM&R ALGER AGGRESSIVE GROWTH FUND (the "Alger Aggressive Growth Fund");

    - SM&R EQUITY INCOME FUND (the "Equity Income Fund");

    - SM&R BALANCED FUND (the "Balanced Fund");

    - SM&R ALGER SMALL-CAP FUND (the "Alger Small-Cap Fund");

    - SM&R ALGER TECHNOLOGY FUND (the "Alger Technology Fund");

    - SM&R GOVERNMENT BOND FUND (the "Government Bond Fund");

    - SM&R TAX FREE FUND (the "Tax Free Fund");

    - SM&R MONEY MARKET FUND (the "Money Market Fund"); and

    - SM&R PRIMARY FUND (the "Primary Fund").

    The Government Bond Fund, the Tax Free Fund, the Primary Fund, and the Money Market Fund are collectively referred to as the "Fixed Income Funds."

    The Growth Fund, the Alger Growth Fund, the Alger Aggressive Growth Fund, the Equity Income Fund, the Balanced Fund, the Alger Small-Cap Fund, and the Alger Technology Fund are collectively referred to as the "Equity Funds."

    The Growth Fund, Equity Income Fund, and Balanced Fund were added as separate series of the Company effective December 31, 2000. Previously, these Funds existed as stand-alone mutual funds, organized and operated as separate legal entities, Maryland corporations. These Funds are "clones" of and successors to the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc., and SM&R Balanced Fund, Inc. (the "Predecessor Funds"). On December 31, 2000, the Predecessor Funds became series of the Company (the "Conversion"). At such time, the SM&R Growth Fund, Inc. became the Growth Fund; the SM&R Equity Income
Fund, Inc. became the Equity Income Fund; and the SM&R Balanced Fund, Inc. became the Balanced Fund. These Funds will carry on the business of and have investment objectives, investment strategies, techniques and restrictions materially the same as their corresponding Predecessor Funds.

Company management believes that the Conversion will result in a structure more in line with other mutual funds in the industry and will result in reduction of costs, administrative complexities, and redundancies. Keep in mind when reading this Statement of Additional Information that data shown for the Growth Fund, Equity Income Fund, and Balanced Fund prior to December 31, 2000 are data of the corresponding Predecessor Funds.

    The Alger Growth Fund, the Alger Small-Cap Fund, the Alger Aggressive Growth Fund, and the Alger Technology Fund (collectively the "Alger Funds") were added as new series of the Company on September 1, 2000.

    The Government Bond Fund, the Tax Free Fund, the Growth Fund, the Equity Income Fund, and the Balanced Fund are each divided into three classes of shares (the "Classes") of common stock designated as:

    - Class T (existing shareholders and certain designated persons);

    - Class A (front-end load)

    - Class B (back-end load)

    These classes of shares have different sales charges and distribution and service (12b-1) fee structures. Multiple Class Plans were adopted for these Funds pursuant to Rule 18f-3.

    Each of the Alger Funds and the Money Market Fund are divided into two
Classes: Class A (front-end load) and Class B (back-end load). These classes have different sales charges and distribution fee structures. Multi-Class Plans were adopted for both the Alger Funds and the Money Market Fund pursuant to Rule 18f-3.

    The Primary Fund does not have separate classes; it is a single-class fund.

                       INVESTMENT OBJECTIVES AND POLICIES

    As noted in the Prospectuses under "Investment Objectives and Policies," each Fund has its own investment objective and follows policies and techniques designed to achieve those objectives.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Fund's investment objective and the following fundamental investment limitations can not be changed in any material way without the approval of a majority of the Fund's shares. For these purposes, a "majority" means the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or
(ii) more than 50% of the outstanding voting securities of the Fund.

    DIVERSIFICATION. With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than cash or cash items, or securities of the U.S. Government, its agencies, or instrumentalities or of other investment companies), if (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    INDUSTRY CONCENTRATION. A Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the Alger Technology Fund.

    The Alger Technology Fund may not purchase or sell the securities of any issuer, if as a result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

    BORROWING. A Fund may not borrow money, except (a) a Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed),
(b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) a Fund may purchase securities on margin to the extent permitted by applicable law, and (e) a Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

    LOANS. A Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies;
(b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

    UNDERWRITING. A Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

    REAL ESTATE. A Fund may not purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts, and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    COMMODITIES. A Fund may not invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

    SENIOR SECURITIES. A Fund may not issue senior securities to the extent such issuance would violate applicable law.

    The above mentioned investment limitations are considered at the time investment securities are purchased.

    INVESTMENT TECHNIQUES APPLICABLE TO ONE OR MORE OF THE FIXED INCOME FUNDS

    LENDING PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Government Bond Fund may lend its portfolio securities to broker-dealers and other financial institutions, to a maximum of 10% of the value of its net assets at the time of the most recent loan. Such loans must be callable at any time and continuously secured by cash collateral equal at all times to at least 102% of the market value of the securities loaned, including accrued interest.

    The market value of the securities loaned shall be monitored daily, and the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral. Cash collateral shall be invested in short-term instruments that are sufficiently liquid to provide for repayment upon demand (such as bank letters of credit, U.S. Government Obligations, or other cash equivalents). Cash or instruments collateralizing the Fund's loans of securities will be segregated and maintained at all times with SM&R, the Funds' custodian, in an amount at least equal to the current market value of the loaned securities. The Government Bond Fund will receive amounts equal to earned income for having made the loan.

    The Government Bond Fund will be the beneficial owner of the loaned securities in that any gain or loss in the market price during the loan inures to the Government Bond Fund and its shareholders. Thus, when a loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. In determining whether to lend its portfolio securities to a broker-dealer or other financial institution, the Government Bond Fund will take into account the creditworthiness of such borrower and will monitor such creditworthiness on an ongoing basis inasmuch as default by the other party may cause delays or other collection difficulties. The Government Bond Fund may pay placing brokers' fees in connection with loans of its portfolio securities.

    In lending its portfolio securities, the Government Bond Fund is subject to the risk that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In that event, the borrower may fail to return the loaned securities while the cash collateral is insufficient to purchase the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the Government Bond Fund would be an unsecured creditor with respect to such shortage and might not be able to recover any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

    The Government Bond Fund will not lend securities to broker-dealers affiliated with SM&R. This restriction will not affect the ability of the Fund to maximize its securities lending opportunities.

    U.S. TREASURY SECURITIES. Each of the Fixed Income Funds may invest in U.S. Treasury securities, including bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

    U.S. GOVERNMENT OBLIGATIONS. Each of the Fixed Income Funds may invest in direct or implied obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). These U.S. Government Obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. Securities that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, the Resolution Trust Corporation, the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations. In addition, obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank may be satisfied only by the individual credit of the issuing agency. Investments in Freddie Mac, Fannie Mae, and other obligations may include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits issued or guaranteed by such entities.

    In the case of U.S. Government Obligations not backed by the full faith and credit of the United States, the Company must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

    MORTGAGE-BACKED U.S. GOVERNMENT OBLIGATIONS. The Government Bond Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing these securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages.

    The U.S. Government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Government Bond Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgagors at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments on the underlying mortgage obligations. The remaining maturity of a mortgage-backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by SM&R on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Government Bond Fund reinvests the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, the Government Bond Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgage-backed securities. Moreover, prepayments of mortgages which underlie securities purchased by the Government Bond Fund at a premium would result in capital losses.

    The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.

    INFLATION-INDEXED BONDS. The Government Bond Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

    If the periodic adjustment rate measuring inflation falls, the principal value of inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

    The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility the Fund may be forced to liquidate positions when it would not be advantageous to do so.

    Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

    COLLATERALIZED OBLIGATIONS. The Government Bond Fund and the Money Market Fund each may invest a portion of its assets in collateralized mortgage obligations or "CMOs" issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A CMO is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government Obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. A variety of types of collateralized obligations are available currently and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.

    The Government Bond Fund and the Money Market Fund will not invest in any CMOs that are not fully collateralized obligations. "Fully collateralized" means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy the U.S. Government agency or instrumentality guaranteeing the obligation.

    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yields while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment.

    Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligations first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding.

    The Government Bond Fund may also invest in securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. In addition, the Government Bond Fund may invest in securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually have some form of private credit enhancement.

    The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE PASS-THROUGH SECURITIES. Additionally, the Government Bond Fund may invest in mortgage pass-through securities that do not contain government guarantees. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the entities creating the mortgage pools. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Government Bond Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

    OTHER ASSET-BACKED SECURITIES. It is expected that new types of asset-backed securities (unrelated to mortgage loans) may be available for investment in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, such as home equity loan receivables. Traditional home equity loans (HELs) are very similar to residential mortgages which pass through principal payments (or amortize) over a time period. Generally these securities have maturities of 10 to 20 years, which is modestly shorter than a traditional 30-year first mortgage. Although some HELs evidence a first lien on the underlying property, usually a first mortgage is in place concurrently with a HEL. Another asset-backed security is a home equity line of credit (HELOC), which is a line of credit extended to a property owner that can be drawn upon, and paid down and then re-drawn upon until the line's final maturity. This revolving feature results in HELOC cash flows looking very similar to credit card cash flows. As with other pass-through securities, an investor's return may be affected by early prepayment of principal on the underlying loan.

    Consistent with the Government Bond Fund's investment objectives and policies, the portfolio manager may invest in other types of asset-backed securities.

    MUNICIPAL SECURITIES. The Tax Free Fund intends under normal market conditions to invest at least 80% of its net assets in municipal securities the interest on which is exempt from federal income taxes.

    As used in the Prospectuses and this Statement of Additional Information, the term "municipal securities" means obligations including municipal bonds and notes and tax exempt commercial paper issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such securities, exempt from federal income tax. To the extent that an investment in municipal securities does not run counter to any of the investment policies of the Tax

Free Fund or any of the investment restrictions to which the Tax Free Fund is subject, the Fund may invest in any combination of the various types of municipal securities described below which, in the judgment of SM&R, will contribute to the attainment of the Fund's investment objective. Such combination of municipal securities may vary from time to time. Discussed below are the major attributes of the various municipal and other securities in which the Tax Free Fund may invest.

    The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgment of SM&R will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

    The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA ("Fitch") or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade.

    Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

    GENERAL OBLIGATION BONDS -- Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    REVENUE BONDS -- The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    Industrial Development Bonds are, in most cases, revenue bonds and are issued for or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facilities user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Tax Free Fund will purchase Industrial Revenue Development Bonds only to the extent the interest paid is tax-exempt pursuant to the Tax Reform Act of 1986, which limited the types of facilities that may be financed with tax-exempt industrial development and private activity bonds.

    Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include:

    TAX ANTICIPATION NOTES ("TANS") -- TANS are issued to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

    REVENUE ANTICIPATION NOTES ("RANS") -- RANS are in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

    BOND ANTICIPATION NOTES ("BANS") -- BANS are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

    CONSTRUCTION LOAN NOTES -- Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

    TAX-EXEMPT COMMERCIAL PAPER (SHORT-TERM DISCOUNT NOTES) -- Tax Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

    Variable or Floating Rate Demand Notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The Tax Free Fund will decide which variable or floating rate demand instruments it will purchase in accordance with procedures prescribed by the Board to minimize credit risks. Any VRDN must be of high quality as determined by SM&R and subject to review by the Board with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument.

    Defeased bonds or escrow secured bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade, interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from Moody's and S&P. The Tax Free Fund will purchase escrow secured bonds without additional insurance only when the escrow is invested in U.S. government securities backed by the full faith and credit of the U.S. government.

    Insured bonds are secured by the issuer's revenues and also are backed by insurance policies written by commercial insurance companies. Issuers of municipal bonds enter into a contractual agreement with an insurance company to pay the bondholder any principal and interest that is due on a stated maturity date which has not been paid by the issuer. Once issued, this default insurance usually extends for the term of the issue and cannot be canceled by the insurance company. The bondholder who has not received payments for principal or interest on the stated due dates for the insured bond must notify the insurance company and surrender any unpaid bonds and coupons for payment of the face amount of the insured principal and interest. The commercial insurance companies represent some of the largest and financially strongest insurance companies in the United States. The Tax Free Fund may purchase insured municipal bonds as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's).

    Although insured municipal bonds sell at yields lower than they would without the insurance, they tend to have yields higher than Aaa/AAA-rated noninsured municipal bonds.

    In addition, other types of municipal securities similar to the above described municipal bonds and municipal notes are, or may become available. For the purpose of the Company's investment restrictions set forth in this Statement of Additional Information, the identification of the "issuer" of a municipal security which is not a general obligation bond is made by the adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

    RISKS RELATING TO MUNICIPAL SECURITIES. There can be no assurance that the Tax Free Fund will achieve its investment objective. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

    The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification. In general, defeased bonds and insured bonds will not be treated as an obligation of the original municipality for purposes of determining diversification.

    The ratings of Moody's, Standard & Poor's, and Fitch represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for such regulation in the future.

    The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

    Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.

    In addition, Congress could enact tax legislation such as a flat tax rate that would make tax-free bonds less desirable to investors seeking ways to reduce taxable income. If that were to occur, it could cause the value of the securities to drop.

    TAXABLE SECURITIES. Each of the Fixed Income Funds, except the Tax Free Fund, invests primarily in securities the income from which (either in the form of dividends or interest) is taxable as ordinary income. Under normal market conditions, the Tax Free Fund may invest up to 20% of its net assets in taxable securities, and may invest a greater percentage of its net assets in taxable securities under extraordinary circumstances as a temporary defensive measure.

    Interest earned on investments in taxable securities may be taxable to shareholders as ordinary income. Investors should be aware that investments in taxable securities by the Tax Free Fund are restricted to:

    U.S. Government Obligations, which consist of obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality.

    Corporate Debt Securities which at the date of the investment are rated A or higher by Moody's, Standard & Poor's, or Fitch.

    Commercial Paper which at the date of the investment is rated P-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's and Standard & Poor's.

    Bank Obligations, which include certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. banks which at the date of the investment have a capital, surplus and undivided profits of $1 billion as of the date of their most recently published financial statements (See "Certificate of Deposits" below).

    REPURCHASE AGREEMENTS. Each of the Fixed Income Funds may enter into "repurchase agreements" with banks or with government securities dealers, recognized by the Federal Reserve Board and which have been approved by the Board. Under a repurchase agreement, a Fund will acquire and hold a security (government security, certificate of deposit, or banker's acceptance) subject to the seller's agreement to repurchase the securities at a predetermined price within a specified time (normally one day to one week), thereby determining the yield during the Fund's holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. In these transactions, the securities purchased shall have an initial total value in excess of the value of the repurchase agreement.

    The custodian for a Fund purchasing such repurchase agreement will hold the securities underlying such repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. If the seller defaults or becomes insolvent, the Fund could realize delays, costs or a loss in asserting its rights to, or in liquidating, the collateral in satisfaction of the seller's repurchase agreement. The Fixed Income Funds will enter into repurchase agreements only with sellers who are believed to present minimal credit risks and will monitor the value of the collateral during the holding period. Credit risks are evaluated pursuant to guidelines adopted and regularly reviewed by the Board which set forth credit worthiness standards for the banks and registered government security dealers with whom the Funds may enter into such repurchase agreements. Such arrangements permit each Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature. No Fund will purchase repurchase agreements maturing more than seven (7) days after such purchase.

    RATINGS. If the rating of a security purchased by a Fixed Income Fund is subsequently reduced below the minimum rating required for purchase or a security purchased by one of the Fixed Income Funds ceases to be rated, neither event will require the sale of the security. However, the adviser will consider any such event in determining whether the Fund should continue to hold the security. Any security held by the Tax Free Fund which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Government Bond Fund and Tax Free Fund each may purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, generally no payment is made by the Fund to the issuer and no interest accrues to the Fund. These transactions are subject to market fluctuations; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions.

    Because the Government Bond Fund and Tax Free Fund each relies on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete a transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Government Bond Fund or Tax Free Fund is the buyer in such transactions, however, it will maintain, in a segregated account with its custodian, cash, short-term money market instruments, high quality debt securities or portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Government Bond Fund or Tax Free Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but it may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of the Government Bond Fund's or Tax Free Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent either Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

    FOREIGN DEBT SECURITIES. The Government Bond Fund may invest up to 5% of its assets in debt obligations of foreign corporations or financial institutions, such as Yankee Bonds and Eurodollar Bonds. Yankee Bonds are U.S. dollar-denominated obligations of foreign issuers that are issued in the United States. Eurodollar Bonds are U.S. dollar-denominated obligations of U.S. or foreign issuers that are traded outside the U.S., primarily in Europe.

    Yankee Bonds involve certain risks associated with investing in a foreign issuer. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due the Government Bond Fund, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and difficulty in enforcing claims against foreign issuers in the event of default. Eurodollar Bonds are subject to the same risks as domestic issues, in particular, credit risk, market risk and liquidity risk. Eurodollar Bonds also are subject to sovereign risk, including the risk that a foreign government might prevent dollar-denominated funds from leaving the country. Eurodollar Bonds that are issued by foreign issuers are subject to the same risks as Yankee Bonds.

    ILLIQUID SECURITIES. Each of the Funds may invest up to 15% (10% for the Money Market Fund) of its net assets in illiquid securities, including domestic or foreign securities not listed on domestic or foreign exchanges and repurchase agreements maturing in excess of seven days. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the Fund's net assets could be adversely affected.

    144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER. If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities which have been registered with the SEC for sale.

    Any such security may be determined to be LIQUID under procedures adopted by the Board. These procedures consider trading activity, availability of reliable price information, and other relevant information to determine whether an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.

    CERTAIN INVESTMENT GRADE OBLIGATIONS. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

    CERTIFICATE OF DEPOSITS AND BANKERS ACCEPTANCES. A certificate of deposit generally is a short-term, interest-bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution. The interest rate may be fixed for the stated term or may be periodically adjusted prior to the instrument's stated maturity, based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

    Savings and loan associations whose certificates of deposit may be purchased by the Funds are subject to regulation and examination by the Office of Thrift Supervision. Such certificates of deposit held by a Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

    The Money Market Fund may not invest in any certificate of deposit or bankers' acceptance of a commercial bank unless: the bank is organized and operating in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; or the bank is a foreign branch of a United States bank or a United States branch of a foreign bank which bank has $1 billion of total assets.

    FOREIGN RISK FACTORS. Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of United States banks, it may do so in the future. Investments in such obligations will not be made in excess of 10% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.

    MONEY MARKET FUND INVESTMENTS. Pursuant to the 1940 Act, the Money Market Fund may invest only in United States dollar-denominated instruments that present minimal credit risks, have a remaining maturity of 397 calendar days or less, and which are at the time of acquisition "eligible securities" as defined in Rule 2a-7 under the 1940 Act. Generally, an eligible security is:

    - A security with a remaining maturity of 397 calendar days or less ("Short-term") that has received a rating from two nationally recognized statistical rating organizations ("NRSROs"), or if rated by only one NRSRO, from that NRSRO, in one of the two highest rating categories ("Acceptable Rating") for debt obligations; or

    - A security with a remaining maturity of 397 calendar days or less issued by an issuer that has received an Acceptable Rating from at least two NRSROs, or if rated by only one NRSRO, from that NRSRO, with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security (a "Comparable Security").

    If a security is acquired based on the rating of only one NRSRO, such acquisition must be ratified by the Board. While Rule 2a-7 permits money market funds to invest in certain unrated securities of comparable quality to eligible rated securities, the Money Market Fund currently does not intend to invest in unrated securities.

    SM&R has the responsibility of determining that each investment by the Money Market Fund presents minimal credit risks. SM&R's determination of minimal credit risk will be based on an analysis of the issuer's (and, if applicable, any guarantor's) capacity to repay its Short-term debt obligations. The analysis cannot rely on ratings alone, but must be made on factors pertaining to credit quality in addition to any rating that the security or the issuer may have been assigned. The extensiveness of the evaluation may vary with the type and maturity of the instrument involved and the SM&R's familiarity with the issuer.

    The Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided, however, that the Fund will not (1) purchase any instrument with a remaining maturity at the date of acquisition of greater than 397 calendar days, or (2) maintain a dollar-weighted average portfolio Maturity that exceeds 90 days. The "maturity" of a portfolio instrument is the period remaining (calculated from the trade date or such other date on which the Fund's interest in the security is subject to market action) until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption must be made.

    The Money Market Fund will maintain a diversified portfolio in accordance with the provisions of Rule 2a-7. In meeting diversification requirements of the Rule, SM&R classifies securities into First and Second Tier Securities, as defined in the 1940 Act. A "First Tier Security" is an Eligible Security that
(1) has been rated by at least two NRSROs (or if rated by only one NRSRO, by that NRSRO) in the highest rating category for Short-term debt obligations;
(2) has been issued by an issuer that is rated with respect to a Comparable Security, by at least two NRSROs (or if rated by only one NRSRO, by that NRSRO) in the highest rating category for Short-term debt obligations; (3) has been issued by a registered investment company that is a money market fund; or
(4) is a "Government Security," as defined in Section 2(a)(16) of the 1940 Act.
A

"Second Tier Security" is an Eligible Security that is not a First Tier Security. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

    Immediately after the acquisition of any security (other than a Government Security), SM&R shall confirm that the Fund has not invested more than 5% of its total assets in securities issued by any one issuer; provided, however, that the Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three (3) business days after the purchase; provided, further, that the Fund may not make more than one investment in accordance with the foregoing provision at any time. Immediately after the acquisition of a Second Tier Security, SM&R shall confirm that the Fund has not invested more than (1) the greater of 1% of its total assets or one million dollars in securities issued by that issuer that are Second Tier Securities, and
(2) 5% of its total assets in securities which, when acquired were, or have become, Second Tier Securities.

    The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.

    ZERO COUPON BONDS. The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Their value as investments consists of the difference between their face value at the time of maturity and the price for which they are acquired, which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Government Bond Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

    PRIMARY FUND INVESTMENTS. In addition to its investment in commercial paper, as described in the Prospectus, the Primary Fund may also invest in
(i) U.S. Government Obligations; (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of investment are rated "A" or higher by a nationally recognized statistical rating organization;

(iii) negotiable certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks, which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion; and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years.

INVESTMENT TECHNIQUES APPLICABLE TO ONE OR MORE OF THE EQUITY FUNDS

    U.S. GOVERNMENT OBLIGATIONS. The Equity Funds may invest in United States Government obligations. These instruments are debt obligations issued by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress. Such obligations include, but are not limited to, Government National Mortgage Association, The Tennessee Valley Authority, The Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal Land Banks and The Federal National Mortgage Association. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the rights of the issuer to borrow from the Treasury; and others only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities.

    The Funds' adviser will invest in U.S. obligations not backed by the "full faith and credit" of the U.S. government only when, in its opinion, the credit risk is minimal. SM&R does not presently intend to invest any significant amount in such obligations and would do so in the future only to increase a Fund's liquidity on a short-term basis during adverse and unusual market conditions.

    INVESTMENT IN COVERED CALL OPTIONS. Although there is no present intent to do so, the Balanced Fund may write covered call option contracts provided that the option is listed on a domestic securities exchange and that no option will be written if, as a result, more than 25% of the Balanced Fund's assets are subject to call options. A covered call option is an option on a security which the Balanced Fund owns or can acquire by converting a convertible security it owns. The purchaser of the option acquires the right to buy the security from the Balanced Fund at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security at that time. A security on which an option has been written will be held in escrow by the Balanced Fund's custodian until the option expires, is exercised, or a closing purchase transaction is made. The Balanced Fund thus foregoes the opportunity to profit from an increase in the market price in the underlying security above the exercise price, in return for the premium it receives from the purchaser of the option. The Balanced Fund's management believes that such premiums will maximize the Balanced Fund's return without subjecting it to substantial risks.

    The Balanced Fund will purchase call options only to close out a position in an option written by it. In order to close out a position the Balanced Fund will make a "closing purchase transaction" if such is available. In such a transaction, the Balanced Fund will purchase a call option on the same security with the same exercise price and expiration date as the call option which it has previously written. When a security is sold from the Balanced Fund's portfolio against which a call option has been written, the Balanced Fund will effect a closing purchase transaction so as to close out any existing call option on that security. The Balanced Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received as a premium from the writing thereof. A closing purchase transactions cannot be made if trading in the option has been suspended.

    The premium received by the Balanced Fund upon writing a call option will increase the Balanced Fund's assets, and a corresponding liability will be recorded and subsequently adjusted from day to day to the current value of the option written. For example, if the current value of the option exceeds the premium received, the excess would be an unrealized loss and, conversely, if the premium exceeds the current value, such excess would be an unrealized gain. The current value of the option will be the last sales price on the principal exchange on which the option is traded or, in the absence of any transactions, the mean between the closing bid and asked price.

    COLLATERALIZED MORTGAGE OBLIGATIONS. The Balanced Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government securities. Collateralized obligations in which the Balanced Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.

    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment.

    REPURCHASE AGREEMENTS. Each of the Equity Funds may purchase repurchase agreements either for defensive purposes due to market conditions or to generate income from its excess cash balances. Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument or U.S. Government security for a relatively short period (usually not more than one week) subject to an obligation of the seller, generally a bank or dealer, to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. A Fund might also incur disposition costs in liquidating the collateral. SM&R, or Fred Alger Management, Inc. ("Alger Management", the Alger Funds' investment sub-advisor) in the case of the Alger Funds, reviews the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Growth Fund, Equity Income Fund, and the Balanced Fund will purchase only repurchase agreements maturing in seven
(7) days or less.

    The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore the realization by that Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds' management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

    LENDING OF SECURITIES. Although there is no present intent to do so, the Balanced Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Balanced Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the

Balanced Fund. The Balanced Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Balanced Fund collateral consisting of cash, a letter of credit issued by a domestic United States bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loans, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loans be made subject to termination by the Balanced Fund at any time, and (d) the Balanced Fund receive reasonable interest on the loans (which may include the Balanced Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value.

    Each Alger Fund may lend securities to brokers, dealers and other financial organizations. The Alger Funds will not lend securities to Alger Management or its affiliates or to SM&R or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Alger Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Company's Board of Directors must terminate the loan and regain the right to vote the securities. A Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

    The principal risk of lending is the potential insolvency of the borrower. In this event, the Balanced Fund or Alger Funds could experience delays in recovering their securities and possible capital loss.

    COMMERCIAL PAPER. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

    ILLIQUID SECURITIES. The Growth Fund, the Equity Income Fund, the Balanced Fund, the Alger Aggressive Growth Fund, and the Alger Technology Fund may each invest up to 15% of its net assets in illiquid securities, including domestic or foreign securities not listed on domestic or foreign exchanges and repurchase agreements. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if these securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that SM&R deems representative of their value, the value of the Fund's net assets could be adversely affected. The Alger Growth Fund and Alger Small-Cap Fund will not invest more than 10% of their net assets in illiquid securities. Restricted securities that are determined by the Company's Board of Directors to be liquid are not subject to this limitation.

    144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER. If otherwise consistent with its investment objective and policies, the Equity Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under
Section 4(2) of the 1933 Act. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities which have been registered with the SEC for sale.

    Any such security may be determined to be liquid under procedures adopted by the Board. The Board has delegated to SM&R (and SM&R has delegated to Alger Management for the Alger Funds) the responsibility to determine the liquidity of restricted securities pursuant to Rule 144A. These procedures consider trading activity, availability of reliable price information, and other relevant information to determine whether an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.

    CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES. A certificate of deposit generally is a short-term, interest-bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution. The interest rate may be fixed for the stated term or may be periodically adjusted prior to the instrument's stated maturity, based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

    Savings and loan associations whose certificates of deposit may be purchased by the Funds are subject to regulation and examination by the Office of Thrift Supervision. Such certificates of deposit held by a Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

    The Alger Growth Fund, Alger Small-Cap Fund, and Alger Aggressive Growth Fund will not invest in any debt security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Alger Funds' investment sub-adviser, of an investment quality comparable to other debt securities which may be purchased by the Alger Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

    AMERICAN DEPOSITORY RECEIPTS ("ADRS"). ADRs are U.S. dollar-denominated securities of foreign corporations which are traded in the U.S. on national securities exchanges or over-the-counter and are issued by domestic banks. The banks act as custodian of the shares of the foreign stock and collect dividends on the stock which are either reinvested or distributed to the ADR holder in U.S. dollars. While ADRs are not considered foreign securities, they may entail certain political, economic and regulatory risks. Such risks may include political or social instability, excessive taxation and limitations on the removal of funds or other assets which could adversely affect the value of a Fund's investments. The economies of many countries in which a Fund may invest may not be as developed as the U.S. economy and may be subject to significantly different forces. Foreign companies are not registered with the SEC and are not generally subject to the regulatory controls imposed on U.S. issuers. Consequently, there is generally less public information available on foreign securities. Foreign companies are not subject to uniform accounting, auditing, and financial reporting standards. Income from foreign securities owned may be reduced by a withholding tax at the source, which tax would reduce income payable to a Fund's shareholders.

    FOREIGN BANK OBLIGATIONS. Investments by the Alger Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

    SHORT-TERM CORPORATE DEBT SECURITIES. These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

    VARIABLE RATE MASTER DEMAND NOTES. The Alger Funds may invest in variable rate master demand notes. These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, a Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES. Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Funds will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements. Such transactions may be employed by the Alger Funds.

    WARRANTS AND RIGHTS. Each Alger Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

    PORTFOLIO DEPOSITARY RECEIPTS. To the extent otherwise consistent with its investment policies and applicable law, the Alger Technology Fund may invest up to 5% of its total assets in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the Alger Technology Fund may invest in Standard & Poor's Depositary Receipts(R) (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts(R) (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

    SHORT SALES. Each Alger Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

    OPTIONS (ALGER AGGRESSIVE GROWTH FUND AND ALGER TECHNOLOGY FUND). These Funds may purchase put and call options and sell (write) covered put and call options on securities and securities indexes in attempt to increase gain or in attempt to hedge against the risk of unfavorable price movements, although, these Funds do not currently intend to rely on these strategies extensively, if at all.

    A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

    These Funds will not sell options that are not covered. A call option written by one of these Funds on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high grade short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    If one of these Funds has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

    A Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that a Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If a Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

    In addition to options on securities, these Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index, and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a Fund is obligated, in return for the premium received, to make delivery of this amount. A Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

    Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

    Price movements in the Funds' securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

    Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by these Funds in put and call options, there can be no assurance that the Funds will succeed in any option trading program they undertake.

    The Alger Technology Fund may purchase and sell (write) put and call options on securities and stock indexes only if such options are exchange-traded or traded on an automated quotation system of a national securities association. The Alger Technology Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

    STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (ALGER AGGRESSIVE GROWTH FUND AND ALGER TECHNOLOGY FUND). If these Funds utilize these investments, they will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

    A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the Funds may use index futures as a substitute for a comparable market position in the underlying securities.

    If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, a Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

    An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

    A Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

    A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

    BORROWING (ALGER AGGRESSIVE GROWTH FUND AND ALGER TECHNOLOGY FUND). These Funds may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of a Fund's shares will decrease faster than would otherwise be the case. These Funds may also borrow from banks for temporary or emergency purposes. These Funds are required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

    FOREIGN SECURITIES. Each of the Alger Funds may invest up to 20% of the value of its total assets in foreign securities (not including American Depository Receipts, American Depository Shares, or U.S. Dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration of economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

    The Alger Funds may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or U.S. dollar-denominated securities of foreign issuers which are not subject to the 20% foreign securities limitation. ADRs and ADSs are traded in U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, may of the risks associated with foreign securities may also apply to ADRs and ADSs.

    MONEY MARKET INSTRUMENTS. In order to afford the Alger Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets in money market instruments (including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper, and repurchase agreements) and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other mutual funds with similar investment objectives.

                               PORTFOLIO TURNOVER

    Portfolio turnover is calculated by dividing the lesser of annual purchases or sales of portfolio securities by the monthly average of the value of a Fund's portfolio securities, excluding securities whose maturities at the time of purchase are one (1) year or less. A 100% portfolio turnover rate would occur, for example, if all of a Fund's portfolio securities were replaced within one year. In general, it is intended that portfolio changes in the Funds, with the exception of the Primary Fund and the Money Market Funds, be made as infrequently as possible, consistent with market and economic factors generally, and special considerations affecting any particular security such as the limitation of loss or realization of price appreciation at a time believed to be opportune. However, purchases and sales of portfolio securities for the Balanced Fund are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions, irrespective of the volume of portfolio turnover. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate. A Fund and its shareholders must bear such higher expenses. High portfolio turnover also may result in the realization of substantial net short-term capital gains.

    The portfolio turnover rates for the Funds for past three fiscal years are as follows:

                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                            AUGUST 31, 1998            AUGUST 31, 1999            AUGUST 31, 2000
                            ----------------           ----------------           ----------------
Government Bond Fund......       32.71%                     22.86%                     30.87%
Tax Free Fund.............       12.77%                      5.09%                      7.61%
Primary Fund..............           0%                     30.47%                     18.46%


                                 YEAR ENDED           YEAR ENDED           YEAR ENDED
                             DECEMBER 31*, 1998   DECEMBER 31*, 1999   DECEMBER 31*, 2000
                             ------------------   ------------------   ------------------
Growth Fund................        27.31%               16.13%               19.68%
Equity Income Fund.........        19.29%                9.81%               22.05%
Balanced Fund..............        16.01%               18.01%               13.17%


* The Predecessor Funds had a December 31 fiscal year end. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the corresponding Predecessor Funds.

    The Alger Funds were not in existence during the fiscal year ended August 31, 2000.

    A significant increase in bond yields early in calendar year 1996 provided an opportunity to restructure the Government Bond Fund. Bonds with high coupons and short maturities and calls were sold with the proceeds invested in bonds with similar coupons and longer maturities. Another opportunity to restructure occurred in mid-calendar year 1998, when investors appeared to strongly prefer Treasury securities over all other fixed income securities. Agency and Treasury securities with lower yields and shorter maturities were sold and the proceeds were invested in agency and corporate issues with higher yields and longer maturities.

    No brokerage commissions have been paid during the Funds' three most recent periods to any broker which is an affiliated person of the Funds, which is an affiliated person of a broker which is an affiliated person of the Funds or an affiliated person of which is an affiliated person of the Funds or SM&R.

                           MANAGEMENT OF THE COMPANY

    The Board of Directors has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The directors, in turn, elect the officers of the Company who are responsible for administering day-to-day operations of the Company.

    Information about each of the officers and directors of the Company is set forth below. Unless otherwise indicated, the address of an officer or director is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573. Directors who are deemed to be "interested persons" of the Company, as defined in the 1940 Act, are indicated by an asterisk(*).


                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE          WITH THE COMPANY                DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Ernest S. Barratt, Ph.D.(1)  Director                Director of the Company since 1997; Marie
Age 75                                               B. Gale Centennial Professor in
Department of Psychiatry                             Psychiatry, Professor and Chief,
and Behavioral Sciences,                             Psychodiagnostic Service and Cognitive
University of Texas                                  Neuroscopic Laboratory, Department of
Medical Branch,                                      Psychiatry and Behavioral Sciences,
Galveston, Texas 77555-0189                          University of Texas Medical Branch, a
                                                     medical school and hospital system, since
                                                     1962; Director of American National
                                                     Investment Accounts, Inc. ("Investment
                                                     Accounts"), another investment company
                                                     advised by SM&R, since 1990.

Jack T. Currie(1)            Director                Director of the Company since
Age 72                                               September 21, 2000; Director of SM&R
515 Post Oak Boulevard                               Growth Fund, Inc., SM&R Equity Income
Suite 750                                            Fund, Inc., and SM&R Balanced Fund, Inc.
Houston, Texas 77027                                 from 1971 until the Conversion on
                                                     12/31/00; Director of Investment Accounts
                                                     since September 21, 2000; Personal
                                                     Investments; Director of American
                                                     Indemnity Financial Corporation 1978 to
                                                     1999, holding company for casualty
                                                     insurance company; Director of Stewart &
                                                     Stevenson Services, Inc. 1990 to 1999,
                                                     designs and constructs power generating
                                                     systems.

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE          WITH THE COMPANY                DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Michael W. McCroskey*        Director and President  President, Chief Executive Officer,
Age 57                                               Director and member of the Executive
                                                     Committee of SM&R since June 1994;
                                                     President and Director of the Company
                                                     since June 1994; President and Director of
                                                     SM&R Growth Fund, Inc., SM&R Equity Income
                                                     Fund, Inc., and SM&R Balanced Fund, Inc.
                                                     from June 1994 until the Conversion;
                                                     President and Director of Investment
                                                     Accounts since June 1994; Executive Vice
                                                     President, American National since 1971;
                                                     Vice President of Standard Life and
                                                     Accident Insurance Company since 1988;
                                                     Assistant Secretary of American National
                                                     Life Insurance Company of Texas since
                                                     1986; Vice President, Investments of
                                                     American National Property and Casualty
                                                     Company since 1994; Vice President,
                                                     Pacific Property and Casualty since 1996,
                                                     life, health and accident insurance
                                                     companies in the American National Family
                                                     of Companies; Vice President, Garden State
                                                     Life Insurance Company since 1994;
                                                     President and Director, ANREM Corporation
                                                     since 1977, real estate investment;
                                                     President and Director of ANTAC
                                                     Corporation since 1995; Director,
                                                     Comprehensive Investment Services, Inc.
                                                     since 1997, investments.

Lea McLeod Matthews*(3)      Director                Director of the Company since 1994; Senior
Age 38                                               Communications Specialist, Texas
#8 Kern Ramble                                       Guaranteed Student Loan Corporation,
Austin, Texas 78722                                  Austin, Texas, February 2001 to present;
                                                     Tivoli Systems, Inc., software and
                                                     communications company, April 2000 to
                                                     January 2001; Communications Consultant,
                                                     Texas Association of School Boards, 1999
                                                     to 2000; Publications Editor, National
                                                     Western Life Insurance Co., 1990 to 1999;
                                                     Director of Investment Accounts since
                                                     1994; Director of Garden State Life
                                                     Insurance Company since 1993; Director of
                                                     Kids Exchange of Austin (a non-profit
                                                     corporation), 1996 to 1998; Consultant to
                                                     Austin Writers League.

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE          WITH THE COMPANY                DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Ann McLeod Moody*(3)         Director                Director of the Company since 1997;
Age 63                                               Director of Moody Gardens, Inc. since
5 Colony Park Drive                                  1994, non-profit corporation; Director of
Galveston, Texas 77551                               Bank of Galveston, National Association,
                                                     1983 to 1988; Director of The Westcap
                                                     Corporation, 1990 to January 1999,
                                                     formerly a government bond trader;
                                                     Director and Corporate Secretary of Seal
                                                     Fleet, Inc., 1972 to 1996, formerly
                                                     offshore service company; Director of
                                                     Investments Accounts since 1997; Director
                                                     of Gal-Tex Hotel Corporation since 1998,
                                                     hotel management company.

Edwin K. Nolan(2)            Director                Director of the Company since 1991;
Age 57                                               Investor and Attorney, Law Offices, Edwin
1271 Jonas Drive                                     K. Nolan, P. C., Canyon Lake, Texas, since
Canyon Lake, Texas 78133                             1977; Director/Owner, Canyon Lake
                                                     Aviation, Inc. since 1986, aviation
                                                     service; Director, Hancock Mini Mart, Inc.
                                                     since 1995; Director of Investments
                                                     Accounts since 1997.

Robert V. Shattuck, Jr.(2)   Director                Director of the Company since 1997;
Age 59                                               Attorney, Law Offices of Robert V.
1018 23rd Street                                     Shattuck, Jr., Galveston, Texas, since
Galveston, Texas 77550                               1986; Director of Investments Accounts
                                                     since 1997.

Donald P. Stevens(2)         Director                Director of the Company since
Age 53                                               September 21, 2000; Director of SM&R
University of Texas                                  Growth Fund, Inc., SM&R Equity Income
Medical Branch                                       Fund, Inc., and SM&R Balanced Fund, Inc.
Box 25041                                            from 1985 until the Conversion on
Galveston, Texas 77555                               12/31/00; Director of SM&R Investments,
                                                     Inc. since September 21, 2000; Assistant
                                                     to the President for Governmental
                                                     Relations of The University of Texas
                                                     Medical Branch, a medical school and
                                                     hospital system, since 1975; Vice
                                                     President of Jamail Galveston Foundation
                                                     since 1993.

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE          WITH THE COMPANY                DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Steven H. Stubbs, C.F.A.     Director                Director of the Company since
Age 62                                               September 21, 2000; Director of SM&R
514 Poplar Avenue                                    Growth Fund, Inc., SM&R Equity Income
Philadelphia,                                        Fund, Inc., and SM&R Balanced Fund, Inc.
Mississippi 39350                                    from 1989 until the Conversion on
                                                     12/31/00; Director of SM&R Investments,
                                                     Inc. since September 21, 2000; Former
                                                     Director, President and Chief Executive
                                                     Officer of The Westcap Corporation,
                                                     formerly a government bond trader, 1994 to
                                                     1995; Former President and Chief Executive
                                                     Officer of SM&R, 1987 to 1994; Former
                                                     President and Chief Executive Officer of
                                                     each of SM&R Growth Fund, Inc., SM&R
                                                     Equity Income Fund, Inc., and SM&R
                                                     Balanced Fund, Inc.; President and
                                                     Director of Dancing Rabbit Press, Inc.,
                                                     private book publishing company, since
                                                     1999; Director of Neshoba County
                                                     Philadelphia Historical Museum, Inc.
                                                     since 1999.

Jamie G. Williams(1)         Director                Director of the Company since 1997;
Age 54                                               Academic Language Therapist and
3328 Stanford                                        Educational Consultant since 1974;
Dallas, Texas 75225                                  Director of The Learning Therapist
                                                     Graduate Certificate Program, 1986 to
                                                     1995; Adult Assessment Clinic and
                                                     Adolescent Academic Development Programs,
                                                     Division of Evening, Summer and Continuing
                                                     Studies, Southern Methodist University,
                                                     1994 to 1995; Adjunct Instructor in
                                                     Department of Psychology, Dedman College,
                                                     Southern Methodist University, 1988 to
                                                     1995; Director of the Center for Computer
                                                     Assistance to the Disabled since April
                                                     2000; Director of Investments Accounts,
                                                     1997 to present.

Frank P. Williamson          Director                Director of the Company since 1997;
Age 68                                               Retired Owner of Professional Pharmacy,
301 Barracuda                                        1964 to 1998; Director of Investments
Galveston, Texas 77550                               Accounts since 1997.

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE          WITH THE COMPANY                DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Brenda T. Koelemay           Vice President and      Vice President and Treasurer of the
Age 46                       Treasurer               Company since 1992; Vice President and
                                                     Treasurer of SM&R since 1992; Vice
                                                     President of SM&R Growth Fund, Inc., SM&R
                                                     Equity Income Fund, Inc., and SM&R
                                                     Balanced Fund, Inc. from 1992 until the
                                                     Conversion; Vice President of Investment
                                                     Accounts since 1992; Treasurer of
                                                     Comprehensive Investment Services, Inc.
                                                     since 1997; Senior Manager, KPMG Peat
                                                     Marwick LLP, July 1980 to April 1992.

Teresa E. Axelson            Vice President and      Vice President and Secretary of the
Age 53                       Secretary               Company since 1983; Vice President and
                                                     Secretary of SM&R since 1983; Vice
                                                     President of SM&R Growth Fund, Inc., SM&R
                                                     Equity Income Fund, Inc., and SM&R
                                                     Balanced Fund, Inc. from 1983 until the
                                                     Conversion; Vice President and Secretary
                                                     of the Investment Accounts since 1991.

------------------------
*   "Interested persons" as defined by the 1940 Act.

(1) Member of the Company's audit committee.

(2) Member of the Company's nominating committee.

(3) Ms. Matthews is the daughter of Mrs. Ann McLeod Moody.

                           REMUNERATION OF DIRECTORS

    The directors who are "Interested Persons" and the officers of the Fund receive remuneration, directors' fees and expense reimbursements only from SM&R and not from the Fund. Directors who are not "Interested Persons" of the Fund are paid directors' fees by and receive expense reimbursements from the Fund. The director's fee consists of an annual retainer component and a meeting fee component.

    Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 2000 for each director of the Company.

                                                   PENSION OR                         TOTAL
                                                   RETIREMENT                     COMPENSATION
                                                    BENEFITS       ESTIMATED       FROM FUNDS
                                   AGGREGATE       ACCRUED AS       ANNUAL         MANAGED BY
                                  COMPENSATION    PART OF FUND   BENEFITS UPON     SM&R (INCL.
DIRECTOR                          FROM COMPANY      EXPENSES      RETIREMENT     ONE OTHER FUND)
--------                         --------------   ------------   -------------   ---------------
Ernest S. Barratt, Ph.D. ......      $ 4000           None           None            $ 8,000
Ralph S. Clifford(1)(3) .......      $    0           None           None            $10,000
Paul D. Cummings(1)(3).........      $    0           None           None            $10,000
Jack T. Currie(1)..............      $    0           None           None            $10,000
Allan W. Matthews(2)*..........      $    0           None           None            $     0
Lea McLeod Matthews*...........      $    0           None           None            $     0
Michael W. McCroskey*..........      $    0           None           None            $     0
Ann McLeod Moody*..............      $    0           None           None            $     0
Edwin K. Nolan.................      $4,000           None           None            $ 8,000
Ira W. Painton(1)(3)...........      $    0           None           None            $14,000
Robert V. Shattuck, Jr. .......      $4,000           None           None            $ 8,000
Donald P. Stevens(1)...........      $    0           None           None            $10,000
Steven H. Stubbs(1)............      $    0           None           None            $10,000
Jamie G. Williams..............      $4,000           None           None            $ 8,000
Frank P. Williamson............      $4,000           None           None            $ 8,000

---------------------
(1) Messrs. Clifford, Cummings, Currie, Painton, Stevens, and Stubbs became directors of the Company on September 21, 2000, and therefore they received no compensation from the Company for the fiscal year ended August 31, 2000. Prior to that time, each of these individuals served as directors of the SM&R Growth Fund, Inc., the SM&R Balanced Fund, Inc., and the SM&R Equity Income Fund, Inc., which funds existed as stand-alone funds prior to the Conversion.

(2) Mr. Matthews resigned as director of the Company on August 17, 2000.

(3) Messrs. Clifford, Cummings and Painton resigned as directors of the Company on December 31, 2000.

    Directors of the Company who are affiliated with SM&R receive no compensation for attendance at Board or committee meetings. No officer receives compensation from the Company. Officers and directors of the Company affiliated with SM&R may, however, receive indirect compensation from the Company to the extent the Company pays underwriting commissions and investment advisory and service fees to SM&R.

*   "Interested persons" as defined by the 1940 Act.

During the year ended August 31, 2000, the Company paid or accrued approximately $21,793 to directors for fees and expenses in attending meetings of the Board.

    Directors, officers, full-time employees, and other affiliated persons of the Company, SM&R, or American National may purchase Class T shares of the Growth Fund, the Equity Income Fund, the Balanced Fund, the Government Bond Fund, and the Tax Free Fund at net asset value per share without the imposition of any sales charge. (For more information, see "Eligible Purchasers of Class T Shares" and "Sales Charge Reductions and Waivers" in the Prospectus for Class T shares.) The difference between the price at which these shares are sold to public and the price at which these shares are sold to directors and affiliated persons arises because SM&R does not pay commissions on sales of shares to these types of purchasers.

                      POLICY REGARDING PERSONAL INVESTING

    Each Fund, its investment adviser and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The following policies have been made a part of the Company's Code of Ethics.


    A portfolio manager must use extreme care to avoid even the appearance of a conflict of interest in trading in any personal account (or an account in which he has a beneficial interest). Accordingly, a portfolio manager may not trade in (or otherwise acquire) any security for his personal account if that same security is held in, or is being considered as a potential acquisition by, any of the Funds managed by the Adviser. Any beneficial interest in a security held by a portfolio manager must be sold at least 24 hours prior to any investment by the Funds. The following exceptions apply:


    (1) Any beneficial interest in a security owned at the time of employment may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security. Dividends in that security may be re-invested in accordance with a formal plan offered by the issuer;

    (2) Any beneficial interest in a security acquired by devise or bequeath may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security;

    (3) Any beneficial interest in a security issued by the Government or any Agency of the United States, a State, or any political subdivision thereof may be traded or held; and

    (4) Any beneficial interest in a security for which a written approval is first obtained from the President & CEO may be traded or held.

    Furthermore, portfolio managers are prohibited from acquiring any security of an initial public offering and must receive prior written approval from SM&R's Chief Executive Officer before investing in any private placement securities.

            PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES

    Officers and employees of the Company other than portfolio managers may trade in (or otherwise acquire) or hold any security for his own account (or an account in which he has beneficial interest). However, the trade must not occur within 24 hours of a trade in the Funds for the same or related security.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 2001, the officers and directors of the Company as a group owned less than 1% the outstanding shares of the Company and of each Fund. As of April 1, 2001, SM&R and its parent, American National Insurance Company ("American National"), a Texas life insurance company with its principal offices at One Moody Plaza, Galveston, Texas 77550, owned the following:



                           % OF            % OF            % OF            % OF            % OF            % OF
                        OUTSTANDING     OUTSTANDING     OUTSTANDING     OUTSTANDING     OUTSTANDING     OUTSTANDING
                       SHARES OF THE   SHARES OF THE   SHARES OF THE   SHARES OF THE   SHARES OF THE   SHARES OF THE
                          COMPANY       GOVERNMENT       TAX FREE         PRIMARY          MONEY          GROWTH
                       (AS A WHOLE)      BOND FUND         FUND            FUND         MARKET FUND        FUND
                       -------------   -------------   -------------   -------------   -------------   -------------
American National....       48.84%          34.34%          63.42%          22.88%          68.10%          5.85%
SM&R.................        0.75%          23.63%          12.70%           0.08%           0.36%          0.62%



                                                                           % OF
                                                           % OF         OUTSTANDING        % OF            % OF
                           % OF            % OF         OUTSTANDING    SHARES OF THE    OUTSTANDING     OUTSTANDING
                        OUTSTANDING     OUTSTANDING    SHARES OF THE       ALGER       SHARES OF THE   SHARES OF THE
                       SHARES OF THE   SHARES OF THE       ALGER        AGGRESSIVE         ALGER           ALGER
                          EQUITY         BALANCED         GROWTH          GROWTH         SMALL-CAP      TECHNOLOGY
                        INCOME FUND        FUND            FUND            FUND            FUND            FUND
                       -------------   -------------   -------------   -------------   -------------   -------------
American National....          0%           17.73%            0%              0%              0%              0%
SM&R.................       0.30%            8.45%            0%              0%              0%              0%



Any person who owns directly or indirectly more than 25% of the outstanding voting securities of the Company or a Fund is presumed by the Investment Company Act of 1940 to "control" the Company or the Fund, and may be able to significantly influence the outcome of any shareholder vote. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Company or a Fund generally would be able to cast the deciding vote. By virtue of their stock ownership, SM&R and American National control the operations of the Government Bond, Tax Free and Money Market Funds, including the ability to make changes in the fundamental investment objectives and restrictions of these Funds, as well as the ability to increase investment advisory fees, notwithstanding other shareholders' votes to the contrary. Because American National and SM&R were the only shareholders of the Balanced Fund and American National the only shareholder of the Growth Fund to own more than 5% or more of the funds' outstanding shares, such ownership gives American National and SM&R a strong voice in the Balanced Fund's and Growth Fund's affairs, though not directly affecting other shareholders' voting rights. As a practical matter, such ownership in the Balanced Fund and Growth Fund means that passage of a shareholder proposal is unlikely without American National's or SM&R's vote therefore. As of April 1, 2000, Fred Alger Management, Inc. 30 Montgomery Street, Jersey City, NJ 07302, a party unrelated to American National and SM&R, owned 22.77% of the outstanding shares of the SM&R Alger Growth Fund, 41.88% of the outstanding shares of the SM&R Alger Small-Cap Fund, 27.65% of the outstanding shares of the SM&R Alger Aggressive Growth Fund, and 36.28% of the outstanding shares of the SM&R Alger Technology Fund.


                         CONTROL AND MANAGEMENT OF SM&R

    SM&R has been the investment adviser, manager and underwriter of the Company since the Company began business in 1992. SM&R acts pursuant to written agreements periodically approved by the directors or shareholders of the Company. SM&R's address is that of the Company.


    SM&R is a wholly-owned subsidiary of American National, a Texas life insurance company with its principal offices in Galveston, Texas. As of April 1, 2001, the Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owned approximately 23.6% of American National's common stock and the Libbie S. Moody Trust, a private trust, owned approximately 37.5% of such shares. The trustees of the Moody Foundation are Robert L. Moody ("RLM"), Chairman of the Board of Directors and Chief Executive Officer of American National, Frances Moody Newman and Ross R. Moody. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser and underwriter to American National Investment Accounts, Inc. ("Investment Accounts"), which is an investment company used to fund benefits under contracts issued by American National, and an investment adviser for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



    The Bank is trustee of the Libbie S. Moody Trust. RLM is Chairman of the Board and Chief Executive Officer of the Bank, President and Director of Moody Bancshares, Inc. ("Bancshares"), the sole shareholder of Moody Bank Holding Company, Inc. ("MBHC"), and President and Director of MBHC, the Bank's controlling shareholder. As of April 1, 2001, the Three R Trusts, trusts established by RLM for the benefit of his children, owned 100% of Bancshares' Class B stock (which elects a majority of Bancshares' and MBHC's directors) and 49.6% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., who is also a director of American National and a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the Company, the Investment Accounts and SM&R.

    The following persons are affiliated with the Company and SM&R in the specified capacities:

    - Michael W. McCroskey, President and Director of the Company, is also President, Chief Executive Officer, Director and a member of the Executive Committee of SM&R, and President and Director of Investment Accounts;


    - Gordon D. Dixon, Director, Senior Vice President, Chief Investment Officer and a member of the investment and executive committees of SM&R, Portfolio Manager of the Government Bond Fund and Tax Free Fund, Co-Portfolio Manager of the Growth Fund, Equity Income Fund, and Balanced Fund, and Portfolio Manager of the American National Investment
      Accounts, Inc.--Growth, Balanced, Equity Income, Government Bond, High Yield Bond, and International Stock Portfolios.


    - Teresa E. Axelson, Vice President, Secretary of the Company, is also Vice President and Secretary of SM&R and Investment Accounts;

    - Brenda T. Koelemay, Vice President and Treasurer of the Company, is also Vice President and Treasurer of SM&R and Investment Accounts;

                         INVESTMENT ADVISORY AGREEMENTS

    Under the Investment Advisory Agreements (each, an "Advisory Agreement") listed below between SM&R and the Company, on behalf of the Funds, SM&R acts as investment adviser for and provides certain investment-related administrative services to the Funds:

    - February 19, 1992 between SM&R and the Government Bond Fund and Primary Fund;

    - July 1, 1993 between SM&R and the Tax Free Fund;

    - November 19, 1998 between SM&R and the Money Market Fund;

    - September 1, 2000 between SM&R and the Alger Funds;

    - December 31, 2000 between SM&R and the Growth Fund, Equity Income Fund, and Balanced Fund.

    As investment adviser, SM&R manages the investment and reinvestment of the Company's assets, including the placing of orders for the purchase and sale of portfolio securities. SM&R provides and evaluates economic, statistical and financial information to formulate and implement Company investment programs. All investments are reviewed quarterly by the Board to determine whether or not such investments are within the policies, objectives and restrictions of the Company.

    Each Advisory Agreement continues in effect from year to year with respect to a Fund so long as such continuance is specifically approved at least annually by the Board or by a vote of majority of the outstanding voting securities of the Fund, and in either case by the specific approval of a majority of the directors who are not parties to such

Agreement or "interested persons" (as such term is defined in the 1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund, or by SM&R, upon 60 days written notice to the other party. Each Advisory Agreement terminates automatically in the event of its assignment, as such term is defined in the 1940 Act.

INVESTMENT ADVISORY FEE

    Under its Advisory Agreements with the Company, SM&R receives the following investment advisory fees:

    GOVERNMENT BOND FUND AND TAX FREE FUND--A monthly investment advisory fee computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth (1/12th) of the annual rate as follows:

ON THE PORTION OF EACH FUND'S                                 INVESTMENT ADVISORY
AVERAGE DAILY NET ASSETS                                        FEE ANNUAL RATE
-----------------------------                                 -------------------
Not exceeding $100,000,000..................................         0.50%
Exceeding $100,000,000 but not exceeding $300,000,000.......         0.45%
Exceeding $300,000,000......................................         0.40%

    PRIMARY FUND AND MONEY MARKET FUND--An investment advisory fee, computed and paid monthly, at the annual rate of 0.25% of the Money Market Fund's and 0.50% of the Primary Fund's average daily net asset value.

    For the past three fiscal years, SM&R received investment advisory fees from each Fund as follows:

                                       ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                                        FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                           ENDED              ENDED              ENDED
                                      AUGUST 31, 1998    AUGUST 31, 1999    AUGUST 31, 2000
                                      ----------------   ----------------   ----------------
Government Bond Fund................      $120,397           $120,644           $114,520
Tax Free Fund.......................      $ 53,102           $ 57,794           $ 56,294
Primary Fund........................      $174,328           $167,289           $138,844
Money Market Fund...................           N/A           $  7,237           $ 86,927
Company Total.......................      $347,827           $352,964           $396,585

SM&R waived all advisory fees for the Tax Free Fund Class A and Class B and Money Market Fund for the period ended August 31, 2000.

    GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND--A monthly investment advisory fee computed by applying to the average daily net asset value of the Growth

Fund, the Equity Income Fund, and the Balanced Fund each month one-twelfth (1/12th) of the annual rate as follows:

ON THE PORTION OF EACH FUND'S                                 INVESTMENT ADVISORY
AVERAGE DAILY NET ASSETS                                        FEE ANNUAL RATE
-----------------------------                                 -------------------
Not exceeding $100,000,000..................................         0.750%
Exceeding $100,000,000 but not exceeding $200,000,000.......         0.625%
Exceeding $200,000,000 but not exceeding $300,000,000.......         0.500%
Exceeding $300,000,000......................................         0.400%

For the past three fiscal years, SM&R received investment advisory fees from the Growth Fund, Equity Income Fund, and Balanced Fund as follows:


                                ADVISORY FEES         ADVISORY FEES         ADVISORY FEES
                             FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                             DECEMBER 31*, 1998    DECEMBER 31*, 1999    DECEMBER 31*, 2000
                             -------------------   -------------------   -------------------
Growth Fund................      $  922,010            $1,005,753            $1,052,620
Equity Income Fund.........      $1,426,042            $1,468,951            $1,236,801
Balanced Fund..............      $  198,438            $  222,265            $  251,627


* The Predecessor Funds had a December 31 fiscal year end. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the corresponding Predecessor Funds.

    On October 31, 2000, prior to the Conversion, shareholders of the SM&R Growth Fund, Inc., the corresponding Predecessor Fund of the Growth Fund, approved a new investment advisory agreement. Such new agreement eliminated the performance fee adjustment component which had been contained in the SM&R Growth Fund, Inc.'s advisory agreement since 1989. The performance fee adjustment component was in addition to the basic advisory fee, which was identical to the rates shown above. The performance adjustment was added or subtracted to the basic advisory fee each month, depending on the extent to which the investment performance of the SM&R Growth Fund, Inc. exceeded, or was exceeded by, the Lipper Growth Fund Index published by Lipper Inc. The total advisory fees paid by the SM&R Growth Fund, Inc. as shown in the table above, were determined using the basic advisory fee and the performance adjustment. During the last six fiscal years of the SM&R Growth Fund, Inc., there were 72 monthly performance calculations. During 11 of those 72 months, SM&R benefited from the performance fee adjustment because such adjustment increased the advisory fee. During 61 of those months, application of the performance adjustment resulted in a decrease in the basic advisory fee. The monthly advisory fee had been decreased by as little as $22,287 in April 1999 and by as much as $38,359 in December 1999. The monthly fee had been increased by as much as $25,073 in October 1996. The future impact of eliminating the performance adjustment will depend on many different factors and may represent an increase or decrease in the Growth Fund's aggregate advisory fee, depending on the Fund's performance relative to the applicable performance index.

    ALGER FUNDS--Through an investment sub-advisory agreement dated as of September 1, 2000 (the "Sub-advisory Agreement"), SM&R has delegated its investment advisory responsibilities to Fred Alger Management, Inc., One World Trade Center, Suite 9333, New York, NY 10048. Fred Alger Management has been an investment adviser since 1964, and manages investments (at 12/31/99) totaling $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. Fred Alger Management makes investment decisions for each Alger Fund and continuously reviews and administers the Alger Funds' investment programs. SM&R monitors Fred Alger Management's buying and selling of securities and administration of the Alger Funds' investment programs. For these services, the Alger Funds pay SM&R an investment advisory fee.

    Under the Advisory Agreement with the Company, SM&R receives the following investment advisory fees, expressed as a percentage of each Alger Fund's average daily net asset value:

                                                              INVESTMENT ADVISORY
ALGER FUND                                                      FEE ANNUAL RATE
----------                                                    -------------------
Alger Growth Fund...........................................         0.85%
Alger Small-Cap Fund........................................         1.00%
Alger Aggressive Growth Fund................................         1.05%
Alger Technology Fund.......................................         1.35%

Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, no advisory fees were paid to SM&R during that time.

    Pursuant to the Sub-advisory Agreement, SM&R is responsible for paying a sub-advisory fee to Alger Management for each of the Alger Funds. No Alger Fund is responsible for paying a sub-advisory fee directly. The Sub-advisory Agreement spells out the sub-advisory fee and other expenses that SM&R must pay to Alger Management. The sub-advisory fee is expressed as a percentage of each Alger Fund's average daily net asset value. SM&R pays Alger Management a sub-advisory fee based on the following schedule:

                                                              INVESTMENT ADVISORY
ALGER FUND                                                      FEE ANNUAL RATE
----------                                                    -------------------
Alger Growth Fund...........................................          0.50%
Alger Small-Cap Fund........................................          0.60%
Alger Aggressive Growth Fund................................          0.60%
Alger Technology Fund.......................................          0.60%

Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, no advisory fees were paid to SM&R during that time.

    The Sub-Advisory Agreement will continue in effect from year to year so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of the Alger Funds, and in either case by the specific approval of a majority of directors who are not parties to such Agreement or

"interested persons" (as such term is defined in the 1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, without the payment of any penalty, by vote of the Board or by the vote of the holders of a majority of the outstanding voting securities of the Alger Funds, or by SM&R, upon 60 days written notice to the other party. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

                       ADMINISTRATIVE SERVICE AGREEMENTS

    Under the Administrative Service Agreements (each, an "Administrative Agreement") listed below between SM&R and the Company, on behalf of the Funds, SM&R provides all non-investment related management, executive, administrative and operational services to the Company:

    - July 1, 1993, as amended on November 19, 1998, between SM&R and the Fixed Income Funds;

    - December 31, 2000 between SM&R and the Growth Fund, Equity Income Fund, and Balanced Fund;

    - September 1, 2000 between SM&R and the Alger Funds.

Pursuant to the Administrative Agreements, SM&R also acts as transfer agent for the Funds' authorized and issued shares and as dividend disbursing agent.

    In its capacity as administrator under the Administrative Agreements, SM&R furnishes and pays for the services of all officers and employees necessary to perform the executive, administrative, clerical and bookkeeping functions of the Company. SM&R's duties as administrator include, among other things: administering the Company's affairs; maintaining office facilities; processing purchase orders and redemption requests; furnishing statistical and research data; and furnishing the services of all persons necessary for the clerical, accounting, data processing, bookkeeping and certain other services required by the Company.

    In its capacity as transfer agent and dividend disbursing agent under the Administrative Agreements, SM&R's duties include, but are not limited to: dividend disbursements and transfer agency services; maintaining shareholder accounts; preparing shareholder meeting lists and mailing and tabulating proxies; mailing shareholder reports and other materials to shareholders; tax withholding; and "blue sky" related services.

ADMINISTRATIVE SERVICE FEE

    Under the Administrative Agreements between SM&R and the Company on behalf of the Fixed Income Funds, the Growth Fund, the Equity Income Fund, and the Balanced Fund, SM&R receives a management and administrative service fee from each

Fund, which is computed by applying to the aggregate average daily net asset value of each Fund, each month one-twelfth (1/12th) of the annual rate as follows:

ON THE PORTION OF EACH FUND'S                              ADMINISTRATIVE SERVICE
AVERAGE DAILY NET ASSETS                                      FEE ANNUAL RATE
-----------------------------                              ----------------------
Not exceeding $100,000,000...............................           0.25%
Exceeding $100,000,000 but not exceeding $200,000,000....           0.20%
Exceeding $200,000,000 but not exceeding $300,000,000....           0.15%
Exceeding $300,000,000...................................           0.10%

    The administrative service fee is payable to SM&R whether or not the actual expenses to SM&R for providing administrative services is more or less than the amount of such fee.

    FIXED INCOME FUNDS--For the years ended August 31, 2000, 1999, and 1998, SM&R received administrative service fees from the Fixed Income Funds as follows.

                                                       1998       1999       2000
                                                     --------   --------   --------
Government Bond Fund...............................  $60,199    $60,332    $57,261
Tax Free Fund......................................  $26,551    $28,666    $28,147
Primary Fund.......................................  $87,164    $83,645    $69,422
Money Market Fund..................................      N/A    $ 7,237    $86,927


    GROWTH FUND, EQUITY INCOME FUND, BALANCED FUND--For the fiscal years ended December 31*, 2000, 1999, and 1998, SM&R received administrative service fees from the Growth Fund, Equity Income Fund, and Balanced Fund, which existed as separate "stand-alone" mutual funds prior to being converted into series of the Company on December 31, 2000, as follows:



                                                    1998       1999       2000
                                                  --------   --------   --------
Growth Fund.....................................  $423,595   $464,872   $488,484
Equity Income Fund..............................  $465,270   $479,149   $405,984
Balanced Fund...................................  $ 66,146   $ 74,100   $ 83,876


* The Predecessor Funds had a December 31 fiscal year end. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the corresponding Predecessor Funds.

    ALGER FUNDS--Under the Administrative Agreement between SM&R and the Company on behalf of the Alger Funds, SM&R receives from each Alger Fund an administration fee for providing fund administration. The fee is computed by applying to the aggregate average daily net asset value of each Alger Fund each month one-twelfth (1/12) of the annual rate of 0.25%. Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, no administration fees were paid to SM&R during that time by the Alger Funds.

EXPENSES BORNE BY THE COMPANY

    Pursuant to the Administrative Agreements, the Company pays other Company expenses, such as interest, taxes, commissions and other expenses incidental to portfolio transactions, Securities and Exchange Commission fees, Service Fees, Distribution Fees, fees of the Custodian (see "The Custodian" herein), auditing and legal expenses, fees and expenses of qualifying Company shares for sale and maintaining such qualifications under the various state securities laws where Company shares are offered for sale, fees and expenses of directors not affiliated with SM&R, costs of maintaining corporate existence, costs of printing and mailing prospectuses and shareholder reports to existing shareholders and expenses of shareholders' meetings.


    SM&R has agreed in its Administrative Agreements with the Fixed Income Funds, the Growth Fund, Equity Income Fund, and Balanced Fund to pay (or to reimburse each of these Funds) for each of these Fund's regular operating expenses of any kind, exclusive of interest, taxes, commissions, Class Specific Expenses, other expenses incidental to portfolio transactions, and extraordinary expenses beyond SM&R's control, but including the basic advisory fee, in excess of 1.25% (0.50% for the Money Market Fund) per year of each of such Fund's average daily net assets. Such reimbursements, when required, will be made monthly. No reimbursement to the Equity Income and Growth Funds, as they existed prior to the Conversion, under the 1.25% expense limitation was required for the fiscal years ended December 31, 1997, 1998, and 1999. During the fiscal years ended December 31, 1998, 1999, and 2000, SM&R reimbursed $33,454, $45,768, and
$38,424, respectively, in excess expenses to the Balanced Fund, as it existed prior to the Conversion.


FEE WAIVERS

    In order to improve the yield and total return of a Fund, SM&R may, from time to time, voluntarily waive or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of that Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. SM&R may rescind fee waivers and/or reductions, other than those stated in the Administrative Agreement, at any time without notice to investors. SM&R has voluntarily agreed to reimburse expenses incurred by the Government Bond, Primary and Tax Free Funds to the extent that total expenses exceed average daily net assets as follows: Primary Fund--0.80% and the Government Bond Fund--1.00% and Tax Free--0.75%.

    During the years ended August 31, 2000, 1999, and 1998, SM&R reimbursed the Company a total of $171,979, $191,425, and $116,461, respectively for expenses of the Funds in excess of the expense limitation and/or any undertaking then in existence. SM&R reimbursed expenses for each Fund during these periods as follows: $102, $25,950, and $0, respectively, for the Government Bond Fund; $40,875, $57,794, and $53,102, respectively for the Tax Free Fund; $67,009,
$85,317, and $63,359, respectively, for the Primary Fund. SM&R reimbursed the Company $22,364 and $63,993 for the

Money Market Fund for the period ending August 31, 1999 and the year ending August 31, 2000, respectively.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

    FIXED INCOME FUNDS, GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND-- SM&R, which supervises the Company's investments, is responsible for effecting portfolio transactions through eligible securities brokers and dealers, subject to the general supervision of the Company's Board of Directors. Investment decisions are made by an Investment Committee of SM&R, and orders are placed by persons supervised by that committee.

    There is no arrangement or intention to place orders with any specific broker or group of brokers. The paramount factors considered by SM&R in placing orders are efficiency in the execution of orders and obtaining the most favorable prices for the Company in both purchases and sales of portfolio securities. In seeking the best prices and executions, purchases and sales of securities which are not listed or traded on a securities exchange are generally executed with a principal market maker acting as principal. SM&R continuously evaluates the brokerage fees paid by each Fund to any affiliated person by comparing such fees to those paid by other investment companies for similar transactions as reported in various industry surveys.

    Whenever the primary consideration of best price and best execution is met to the satisfaction of SM&R, the brokers and dealers selected will include those who provide supplementary statistical and research services. Such research services include advice as to the advisability of investing in, purchasing or selling securities, as well as analyses and reports concerning securities, economic factors and trends. Such services and information may be used by SM&R in servicing any fund it manages. Not all of these services or information may be used by SM&R in connection with the Company. While SM&R is able to fulfill its obligation to the Company without such information, its expenses might be materially increased if it had to obtain and assemble such information through its staff. However, the value of such information is not determinable. SM&R also uses such information when rendering investment advisory services to Investment Accounts and to American National and its other accounts.

    SM&R will authorize each Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer. Generally, the Funds pay higher than the lowest commission rates available.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, and subject to seeking the best price and execution, the Company may give consideration to sales of shares of the Company as a factor in the selection of brokers and dealers to execute Company portfolio transactions.

    If purchases or sales of securities of the Fund and one or more other investment companies or clients managed by SM&R are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by SM&R, taking into account the respective sizes of the Fund and such other investment companies and clients and the amount of securities to be purchased or sold.

    The Board has determined that such ability to effect simultaneous transactions may be in the best interests of each Fund. It is recognized that in some cases these practices could have a detrimental effect upon the price and volume of securities being bought and sold by each Fund, while in other cases these practices could produce better executions.

    For the past three fiscal years, SM&R paid brokerage fees on the purchase and sale of portfolio securities for the Growth Fund, Equity Income Fund, and Balanced Fund, prior to their Conversion into the Company, of the following approximate amounts:


                            BROKERAGE FEES PAID   BROKERAGE FEES PAID   BROKERAGE FEES PAID
                            FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                            DECEMBER 31*, 1998    DECEMBER 31*, 1999    DECEMBER 31*, 2000
                            -------------------   -------------------   -------------------
Growth Fund...............        $196,000              $123,792              $ 82,608
Equity Income Fund........        $147,000              $ 11,309              $102,566
Balanced Fund.............        $ 16,000              $  3,942              $  6,455


* The Predecessor Funds had a December 31 fiscal year end. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the predecessor corresponding Predecessor Funds.

    For the Fixed Income Funds, the Company paid no brokerage fees for transactions in portfolio securities during the fiscal years ended August 31, 1998, 1999, and 2000.

    No brokerage commissions have been paid during the three most recent fiscal years to: (i) any broker that is an affiliated person of the Company or an affiliated person of that person; or (ii) any broker an affiliated person of which is an affiliated person of the Company or SM&R.

    ALGER FUNDS--Decisions to buy and sell securities and other financial instruments for an Alger Fund are made by Fred Alger Management, Inc., which also is responsible for placing these transactions, subject to the overall review of the Company's Board of Directors. Although investment requirements for each Alger Fund are reviewed independently from those of the other accounts managed by Fred Alger Management and those of the other Alger Funds, investments of the type the Alger Funds may make may also be made by these other accounts or Alger Funds. When an Alger Fund and one or more other Alger Funds or accounts managed by Fred Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Fred Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by an Alger Fund or the size of the position obtained or disposed of by an Alger Fund.

    Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

    To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Company's Board of Directors has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Alger Fund involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Alger Fund's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Alger Fund except pursuant to exemptive rules or orders adopted by the SEC.

    In selecting brokers or dealers to execute portfolio transactions on behalf of an Alger Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Alger Fund involved, the other Alger Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. The Company will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Alger Funds are not reduced by reason of its receiving brokerage and research service. The Company's Board of Directors will periodically review the commissions paid by the Alger Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Alger Funds.

    Because the Alger Funds have an inception date of September 1, 2000, the Company paid no brokerage fees on behalf of the Alger Funds for the fiscal year ended August 31, 2000 or prior to such date.

                           DESCRIPTION OF FUND SHARES

SHARES OF BENEFICIAL INTEREST

    The Company's authorized capital stock consists of six billion (6,000,000,000) shares of common stock with a par value of $0.01 per share, issuable in separate series. Currently eleven such series have been established. Four of such series are referred to herein as the Fixed Income Funds (the Government Bond Fund, Tax Free Fund, Primary Fund, and the Money Market Fund). Seven of such series are referred to as the Equity Funds (the Growth Fund, the Equity Income Fund, the Balanced Fund, the Alger Growth Fund, the Alger Small-Cap Fund, the Alger Aggressive Growth Fund, and the Alger Technology
Fund).

    The Government Bond Fund, Tax Free Fund, Growth Fund, Equity Income Fund, and Balanced Fund are each divided into three classes of shares (the "Classes") of common stock designated as:

    - Class T (existing shareholders and certain designated persons);

    - Class A (front-end load)

    - Class B (back-end load)

    Each of the Alger Funds and the Money Market Fund are divided into two
Classes: Class A (front-end load) and Class B (back-end load).

    The Primary Fund is a single class Fund. Each Fund other than the Primary Fund is a "Multi-Class Fund."

    The Company designates its capital stock as shares of the Funds. Each Fund is, for investment purposes, considered a separate investment fund. The shares of each Fund, when issued, will be fully paid and non-assessable, will have no conversion, preemptive, or other subscription rights, and will be freely transferable and redeemable. Each Fund bears its own liabilities and its proportionate share of the general liabilities of the Company.

    Each share of capital stock represents an interest in the assets of a particular Fund and has no interest in the assets of any other Fund. Shares of a Fund are equal with respect to distributions from income and capital gains, except as described below. In the event of liquidation, each share of a Fund is entitled to an equal portion of all the assets of that Fund after all debts and expenses have been paid.

    Each Class of shares of a Multi-Class Fund represents an interest in the same portfolio of investments and each Class has the same rights as the other Classes, except that each Class bears its own expenses and its proportionate share of the general liabilities of that Fund. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution (12b-1) fees of that Class and any Class-specific expenses. Class B shares are subject to higher distribution fees, which will cause such Class to have a higher expense ratio and pay lower dividends than the Class A shares.

    Each Fund bears its proportionate share of the Company's general expenses not susceptible of direct allocation. Such general expenses include the Company's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Fund's shareholders. Organizational expenses for the Tax Free Fund and the Money Market Fund were paid by the adviser.

VOTING RIGHTS

    Within the respective Funds, all shares have equal voting, participation, and liquidation rights, but do not have cumulative voting rights. With respect to election of directors, non-cumulative voting means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose, and in such event, holders of the remaining shares will not be able to elect any directors.

    On certain matters, such as the election of directors, all shares of each Fund vote together, with each share having one vote. On other matters affecting a particular Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Fund are entitled to vote, and a majority of the shares of that Fund are required for approval of the proposal. On matters affecting a particular Class of a Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.

INITIAL CAPITAL CONTRIBUTIONS

    Prior to the Company's offering of any shares to investors, SM&R provided the Company with initial capital by purchasing 100,000 shares of the Primary Fund at a purchase price of $1.00 per share and 10,000 shares of the Government Bond Fund at a purchase price of $10.00 per share. In addition, SM&R purchased an additional 190,000 shares of the Government Bond Fund at a purchase price of $10.00 per share, and American National purchased 400,000 shares of the Government Bond Fund at a price of $10.00 per share. Such additional shares of the Government Bond Fund were acquired by SM&R and American National in connection with the formation of the Company, were acquired for investment and can be disposed of only by redemption.

    The Tax Free Fund initial capital was provided by SM&R through the purchase of 10,000 shares at a price of $10.00 per share. In addition, SM&R purchased an additional 90,000 shares and American National purchased 500,000 shares at a price of $10.00 per share. These additional shares were acquired by SM&R and American National in connection with the formation of the Fund for investment and can only be disposed of by redemption.

    Both SM&R's and American National's shares will be redeemed only when permitted by the 1940 Act and when the other assets of the Fund are large enough that such redemption will not have a material adverse effect upon investment performance.

                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

    Shares of each Fund may be purchased at a public offering price which is based on the net asset value of each share of the Fund next determined plus a sales charge, if any. Remittances for additional investments may be submitted directly to SM&R. Except for certain systematic investment programs (see "Special Purchase Plans" below), the minimum initial investment and minimum additional investments in each Fund are as follows:

                                                           MINIMUM      MINIMUM
                                                           INITIAL     ADDITIONAL
FUND                                                      INVESTMENT   INVESTMENT
----                                                      ----------   ----------
Government Bond Fund, Tax Free Fund, Growth Fund,
  Equity Income Fund, and Balanced Fund.................    $ 100         $ 20
Primary Fund and Money Market Fund......................    $1000         $100
Alger Funds.............................................    $ 500         $ 50

    Certificates representing shares purchased are not issued. Investors have the same ownership rights with respect to shares purchased as if certificates had been issued. A confirmation will be sent to the investor promptly after each share purchase.

    All purchases must be in (or payable in) U.S. dollars. All checks must be drawn in U.S. dollars on a U.S. bank. Investors will be subject to a service charge on dishonored checks. The Company reserves the right to reject any order for the purchase of its shares when in the judgment of management such rejection is in the best interests of the Company.

DETERMINATION OF NET ASSET VALUE

    GOVERNMENT BOND FUND AND TAX FREE FUND. The net asset value per share for each Class of the Government Bond and Tax Free Funds is determined by adding the market value of the portfolio securities and other assets of that Class (including dividends accrued but not collected), subtracting liabilities of that Class (including accrued expenses), and dividing the result by the number of shares outstanding of the relevant Class. Net asset value is currently determined as of 3:00 p.m. Central Time on each day that the New York Stock Exchange is open for trading. Although the legal rights of the Classes of a Fund are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

    Expenses and fees of each such Fund, including the advisory fee and the expense limitation reimbursement, if any, are accrued daily and taken into account in determining net asset value. The portfolio securities of the Company are valued as of the close of trading on each day when the New York Stock Exchange is open for trading. Securities listed on national securities exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board on a consistent basis.

    PRIMARY FUND. The net asset value per share of the Primary Fund is determined by adding the market value of its portfolio securities and other assets, subtracting liabilities, and dividing the result by the number of such Fund's shares outstanding. Expenses of the Primary Fund, if any, are accrued daily and taken into account in determining the net asset value. The portfolio securities of the Primary Fund are valued as of 3:00 p.m. Central Time on each day that the New York Exchange is open for trading. Securities listed on national exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by an independent pricing service or brokers. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board of Directors of the Company on a consistent basis.

    Securities subject to floating or variable interest rates with demand features in compliance with applicable Rules of the Securities and Exchange Commission may have stated maturities in excess of one year.

    MONEY MARKET FUND. The Money Market Fund values all of its securities using the amortized cost valuation method, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less.

    During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Market Fund results in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund with identical investments utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

    The valuation of the Money Market Fund's instruments based upon amortized cost is subject to the Fund's adherence to certain conditions with respect to its operation. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having a remaining maturity of one year or less, and invest only in securities that the Board determines to be of high quality with minimal credit risks.

    Pursuant to the rules of the Securities and Exchange Commission, the Money Market Fund follows procedures established by the Board that are designed to stabilize, to the extent reasonably possible, the Money Market Fund's net asset value at $1.00 per share. There can be no assurance that the Money Market Fund will at all times be able to maintain a continuous $1.00 net asset value per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 per share amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action shall be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Where the Board believes the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it shall cause the Money Market Fund to take such action as it deems appropriate to eliminate or to reduce to the extent reasonably practicable such dilution or unfair results, which may include: redeeming of shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses; shortening the Fund's average maturity; or withholding dividends.

    EQUITY FUNDS. The net asset value per share for each Class of the Equity Funds is determined by adding the market value of the portfolio securities and other assets of that Class (including dividends accrued but not collected), subtracting liabilities of that Class (including accrued expenses), and dividing the result by the number of shares outstanding of the relevant Class. Although the legal rights of the Classes of an Equity Fund are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

    Expenses and fees of each such Equity Fund, including the advisory fee and the expense limitation reimbursement, if any, are accrued daily and taken into account in determining net asset value. The portfolio securities of the Equity Funds are valued as of the close of trading on each day when the New York Stock Exchange is open for trading. Securities listed on national securities exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board on a consistent basis.

DETERMINATION OF OFFERING PRICE

    Shares of the Money Market Fund and the Primary Fund are offered at net asset value without the imposition of any sales charge on purchases or redemptions.

    Full and fractional shares of the Government Bond Fund, Tax Free Fund, and the Equity Funds are purchased at the offering price, which is the net asset value next determined after receipt of a purchase plus any applicable sales charge. The sales charge is a percentage of the net asset value per share and will vary as shown below. Purchases received by SM&R at its office in League City, Texas prior to 3:00 p.m., Central Time, on any day that the New York Stock Exchange is open for trading, will be executed at the applicable offering price determined on that day. Purchases received thereafter will be executed at the offering price determined on the next day that the New York Stock Exchange is open for trading.

    SM&R is not in receipt of purchase (and redemption or transfer) orders given to a dealer until the dealer transmits the order to SM&R and SM&R actually receives the order at its League City office. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that orders received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day.

    CLASS T SHARES (EXISTING SHAREHOLDERS AND CERTAIN DESIGNATED PERSONS)--GOVERNMENT BOND FUND AND TAX FREE FUND. The offering price of the Class T Shares of the Government Bond Fund and Tax Free Fund is the net asset value per share plus an initial sales charge of up to 4.5% of the public offering price. For amounts invested over certain levels, or "breakpoints" (beginning at $100,000), you pay reduced sales charges. Certain purchasers of Class T shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Sales Charge Reductions and Waivers" in the Class T Prospectuses. If you invest $500,000 or more in Class T shares, there is no initial sales charge.

    The offering price of Class T shares is the next determined net asset value plus a sales charge, if applicable, (expressed as a percentage of the offering price) shown in the following table:

                                                                       DISCOUNT TO SELECTED
                               SALES CHARGE AS A   SALES CHARGE AS A       DEALERS AS A
                                 PERCENTAGE OF     PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF INVESTMENT            OFFERING PRICE      AMOUNT INVESTED      OFFERING PRICE*
--------------------           -----------------   -----------------   --------------------
Less than $100,000...........         4.5%                4.7%                 4.0%
$100,000 but less than
  $250,000...................         3.5%                3.6%                 3.0%
$250,000 but less than
  $500,000...................         2.5%                2.6%                2.25%
$500,000 and over............        None                None                 None

 * For Class T shares of the Government Bond Fund and Tax Free Fund (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts.

    CLASS T SHARES (EXISTING SHAREHOLDERS AND CERTAIN DESIGNATED PERSONS)--GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND. The offering price of the Class T Shares of the Growth Fund, Equity Income Fund, and Balanced Fund is the net asset value per share plus an initial sales charge of up to 5.75% of the public offering price. For amounts invested over certain levels, or "breakpoints" (beginning at $50,000), you pay reduced sales charges. Certain purchasers of Class T shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Sales Charge Reductions and Waivers" in the Class T Prospectuses. If you invest $500,000 or more in Class T shares, there is no initial sales charge.

    The offering price of Class T shares is the next determined net asset value plus a sales charge, if applicable, (expressed as a percentage of the offering price) shown in the following table:

                                                                       DISCOUNT TO SELECTED
                               SALES CHARGE AS A   SALES CHARGE AS A       DEALERS AS A
                                 PERCENTAGE OF     PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF INVESTMENT            OFFERING PRICE      AMOUNT INVESTED      OFFERING PRICE*
--------------------           -----------------   -----------------   --------------------
Less than $50,000............        5.75%                6.1%                4.75%
$50,000 but less than
  $100,000...................         4.5%                4.7%                 4.0%
$100,000 but less than
  $250,000...................         3.5%                3.6%                 3.0%
$250,000 but less than
  $500,000...................         2.5%                2.6%                 2.0%
$500,000 and over............        None                None                 None

 * For Class T shares, SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts.

    CLASS A SHARES (FRONT-END LOAD)--GOVERNMENT BOND FUND AND TAX FREE FUND. Class A shares are subject to an initial sales charge of up to 4.75% of the public offering price and an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. For amounts invested over certain levels, or "breakpoints" (beginning at $50,000), you pay reduced sales charges. Certain purchasers of Class A shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Sales Charge Reductions and Waivers" in the Prospectuses. If you invest $1 million or more in Class A shares, there is no initial sales charge, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the net asset value on redemptions within 13 months of purchase.

    The offering price of Class A shares is the next determined net asset value plus a sales charge (expressed as a percentage of the offering price) shown in the following table:

                                                                       DISCOUNT TO SELECTED
                               SALES CHARGE AS A   SALES CHARGE AS A       DEALERS AS A
                                 PERCENTAGE OF     PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF INVESTMENT            OFFERING PRICE      AMOUNT INVESTED       OFFERING PRICE
--------------------           -----------------   -----------------   --------------------
Less than $50,000............        4.75%                4.9%                4.25%
$50,000 but less than
  $100,000...................         4.5%                4.7%                 4.0%
$100,000 but less than
  $250,000...................         3.5%                3.6%                 3.0%
$250,000 but less than
  $500,000...................         2.5%                2.6%                2.25%
$500,000 but less than
  $1,000,000.................         1.5%                1.5%                1.25%
$1,000,000 and over*.........        None**              None                 None

 * For Class A shares of the Government Bond Fund and Tax Free Fund (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts.

** Subject to a CDSC of 1.00% of the net asset value on shares redeemed within 13 months of purchase.

    CLASS A SHARES--MONEY MARKET FUND. Class A shares of the Money Market Fund are not subject to any sales charge or 12b-1 fee.

    CLASS A SHARES (FRONT-END LOAD)--EQUITY FUNDS. Class A shares are subject to an initial sales charge of up to 5.00% of the public offering price and an annual 12b-1 fee of 0.35% (for the Alger Funds) or 0.25% (for the Growth Fund, Equity Income Fund, and Balanced Fund) of the average daily net assets of the Class A shares. For amounts invested over certain levels, or "breakpoints" (beginning at $50,000), you pay reduced sales charges. Certain purchasers of Class A shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Sales Charge Reductions and Waivers" in the Prospectus. If you invest $1 million or more in Class A shares, there is no initial sales charge, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the net asset value on redemptions within 13 months of purchase.

    The offering price of Class A shares is the next determined net asset value plus a sales charge (expressed as a percentage of the offering price) shown in the following table:

                                                                          DISCOUNT TO
                                                                       SELECTED DEALERS
                                                        SALES CHARGE    AS A PERCENTAGE
                                        SALES CHARGE     AS A % OF     OF OFFERING PRICE
                                         AS A % OF         AMOUNT       (NOT APPLICABLE
AMOUNT OF INVESTMENT                   OFFERING PRICE     INVESTED      TO ALGER FUNDS)
--------------------                   --------------   ------------   -----------------
Less than $50,000....................       5.00%          5.30%             4.50%
$50,000 but less than $100,000.......       4.50%          4.70%              4.0%
$100,000 but less than $250,000......       3.50%          3.60%              3.0%
$250,000 but less than $500,000......       2.50%          2.60%              2.0%
$500,000 but less than $1,000,000....       1.50%          1.50%              1.0%
$1,000,000 and over..................        None*          None              None

 *  Subject to a CDSC of 1.00% on shares redeemed within 13 months of purchase.

REDUCTION AND/OR WAIVER OF INITIAL SALES CHARGES (CLASS A AND CLASS T SHARES)

    DISCOUNTS THROUGH CONCURRENT PURCHASES. Investors may qualify for a reduced sales charge on Class T shares or Class A shares. To qualify, the investor may combine concurrent purchases of Class T and Class A shares of a Multi-Class Fund and the Class T and Class A shares of another Multi-Class Fund at the respective sales charges applicable to each.

    Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:

    (1) Any individual

    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account

    (4) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code

    (5) Employees (or employers on behalf of employees) under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code

    Purchases in connection with employee benefit plans not qualified under
Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the Fund will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the Fund's Prospectus available to individual investors or employees, forwarding investments by such employees to the Funds, and the like.

    DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class T or Class A shares of a fund managed by SM&R, on which you paid a front-end sales load, you may be able to receive a discount when you buy additional shares. The current net asset value of the shares you already own may be "accumulated"--I.E., combined together with the dollar amount being invested to achieve quantities eligible for discount.

    LETTER OF INTENT. You may qualify immediately for a reduced sales charge on purchases of Class A or Class T Shares by completing the Letter of Intent section of the Account Application. A minimum initial investment equal to 10% of the amount necessary for the applicable reduced sales charge is required when a Letter of Intent is executed. Investments made under a Letter of Intent will purchase shares at the total sales charge rate applicable to the specified total investment. SM&R will hold in escrow from the initial investment shares equal to 5% of the amount of the total intended investment. Such escrow shares may not be exchanged for or reinvested in shares of another fund and, subject to the right of early cancellation described below, will not be released until the amount purchased equals the commitment set forth in the Letter of Intent. If the intended investment is not completed during the 13-month period, the difference between the sales charge actually paid and the sales charge applicable to the total of such purchases made will be deducted from the escrow shares if not paid by the investor within twenty days after the date notice thereof has been mailed to such investor.

    A Letter of Intent agreement can be canceled prior to the end of the 13-month period and escrow shares released to the investor if the investor pays the difference between the sales charge paid and the sales charge applicable to the amount actually invested and agrees that such Letter of Intent agreement is canceled and no longer in effect.

    The offering value of the shares of funds managed by SM&R currently owned, and previously subject to a front-end sales load, may also be included in the aggregate amount of an investment covered by a Letter of Intent.

    For example, if an investor owns shares of the Government Bond Fund, the Tax Free Fund or shares of one or more SM&R Equity Funds currently valued at $80,000 and intends to invest $25,000 over the next thirteen months in the Government Bond Fund and/or the Tax Free Fund, such investor may execute a Letter of Intent and the entire $25,000 will purchase shares of either or all of such Funds at the reduced sales charge rate applicable to an investment of $100,000 or more. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase, or the Government Bond Fund or the Tax Free Fund to sell, the full amount of shares specified.

    WAIVER OF CLASS A AND CLASS T INITIAL SALES CHARGE FOR SPECIAL PURCHASERS. After receipt of written request by SM&R, Class A and Class T shares of the Funds may be purchased by certain purchasers designated in the Class T and Class A Prospectuses at net asset value per share without the imposition of any sales charge.

    CLASS B SHARES (BACK-END LOAD)--GOVERNMENT BOND FUND AND TAX FREE FUND. An investor pays no initial sales charge upon the purchase of Class B shares, but such shares are subject to a CDSC that declines from 3.00% to zero, calculated as a percentage of the amount invested, imposed on certain redemptions made within four years of purchase. Class B shares are subject to an annual 12b-1 fee of 0.75% of the average daily net asset value of the Class B shares.

    Class B shares are sold at net asset value subject to a contingent deferred sales charge (expressed as a percentage of the net asset value) shown in the following table:

                                                              CONTINGENT DEFERRED
                                                                 SALES CHARGE
                                                              (AS A PERCENTAGE OF
                                                              NET ASSET VALUE AT
                                                             THE TIME OF PURCHASE,
YEARS SINCE PURCHASE                                          WHICHEVER IS LESS)
--------------------                                         ---------------------
Year 1.....................................................             3%
Year 2.....................................................             2%
Year 3.....................................................             1%
Year 4+....................................................             0%

    CLASS B SHARES--MONEY MARKET FUND. Class B shares of the Money Market Fund are not subject to an initial sales charge and are not subject to a CDSC; however, Class B shares of the Money Market Fund are subject to an annual 12b-1 fee of 0.50% of the average daily net asset value of the Class B shares.

    CLASS B SHARES (BACK-END LOAD)--EQUITY FUNDS. An investor pays no initial sales charge upon the purchase of Class B shares, but such shares are subject to a CDSC that declines from 5.00% to zero, calculated as a percentage of the amount invested, imposed on certain redemptions made within six years of purchase. Class B shares are subject to an annual 12b-1 fee of 0.75% (for the Growth Fund, Equity Income Fund, and Balanced Fund) or 1.00% (for the Alger Funds) of the average daily net asset value of the Class B shares.

    Class B shares are sold at net asset value subject to a contingent deferred sales charge (expressed as a percentage of the net asset value) shown in the following table:

                                                               CONTINGENT DEFERRED
                                                                  SALES CHARGE
                                                                 (AS A % OF THE
                                                                  LESSER OF THE
                                                              OFFERING PRICE AT THE
YEARS SINCE PURCHASE                                            TIME OF PURCHASE)
--------------------                                          ---------------------
Year 1......................................................          5.00%
Year 2......................................................          4.00%
Year 3......................................................          3.00%
Year 4......................................................          2.00%
Year 5......................................................          1.00%
Year 6......................................................           None

    If the net asset value of shares being redeemed has increased above the initial purchase price, no CDSC is imposed on amounts attributable to such increase in net asset value. No CDSC is assessed on shares derived from reinvestment of dividends or capital gain distributions. The Company will minimize any applicable CDSC payable by assuming that an investor (i) first redeems Class B shares owned through reinvested dividends and capital gains distributions, and (ii) next redeems Class B shares held the longest.

    Each Class B share converts automatically to Class A shares of equal dollar value after the investor has owned Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also will convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are not subject to an ongoing Distribution Fee. If an investor converts Class B shares of a Multi-Class Fund for Class B shares of another fund managed by SM&R, the purchase date of the original investment will be used to determine the appropriate conversion date.

REDUCTION AND/OR WAIVER OF CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES)

    The CDSC will be waived on the following redemptions of Class B shares:

    (1) 12% FREE AMOUNT. The CDSC will be waived on redemptions pursuant to a systematic withdrawal plan of up to 12% of account value per year. We apply this 12% waiver on a per fund basis to the account value determined at the time you elect a systematic withdrawal plan (amounts not subject to a CDSC, such as appreciation and reinvested dividends, are withdrawn first).

    (2) DEATH OR DISABILITY. The CDSC will be waived on redemptions of Class B shares following the shareholder's death or disability, so long as:

       (a) the disability began after the shares were purchased;

       (b) SM&R is notified of such death or disability at the time of the redemption request and receives satisfactory evidence of such death or disability;

       (c) the redemptions are made within one year following death or initial determination of disability; and

       (d) the shares were held at the time of death or initial determination of disability.

    For purposes of this waiver, the death or disability must meet the definition in Section 72(m)(7) of the Internal Revenue Code (the "Code"). If the shares are held in a joint account, then all registered joint owners must be dead or disabled.

(3) MINIMUM REQUIRED DISTRIBUTIONS. The CDSC will be waived on redemptions of Class B shares in connection with certain distributions from four types of qualified retirement plans: IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code 457 and plans qualified under Code Section 401. To qualify for the waiver, the redemptions must result from one of the following:

       (a) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older to the extent it does not exceed 12% annually of the participants or beneficiary's account value;

       (b) tax-free rollovers or transfers of assets to another IRA,
              Section 403(b) plan, Section 457 plan, or Section 401 plan invested in Class B shares of one or more funds managed by SM&R;

       (c) tax-free returns of excess contributions or returns of excess deferral amounts; and

       (d) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

(4) SMALL ACCOUNTS. We waive the CDSC on redemptions by the Funds of small accounts (accounts with a value less than $500).

(5) SM&R INVESTMENTS. We waive the CDSC on redemptions of shares owned by SM&R or any of its affiliates.

FUND AND CLASS EXPENSES

    Expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include:

    (1) asset-based distribution fees and shareholder service fees;

    (2) transfer agency fees attributable to a particular Class;

    (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class;

    (4) state and federal registration fees incurred by a specific Class;

    (5) litigation and other legal expenses relating to a particular Class;

    (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class;

    (7) accounting, audit, and tax expenses relating to a specific Class;

    (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and

    (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.

    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Company's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Multi-Class Fund.

    All direct sales expenses for the Primary Fund and the Money Market Fund, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by those Funds.

                  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

    The Company has adopted Distribution and Shareholder Servicing Plans (the "12b-1 Plans," each a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class A and Class B shares of the Government Bond Fund, Tax Free Fund, Money Market Fund, and Equity Funds (as defined above, the
"Multi-Class Funds"). The 12b-1 Plans provide that SM&R will provide distribution and/or shareholder services to the Class A and Class B shares of the Multi-Class Funds (the "12b-1 Classes").

    For each 12b-1 Class and regardless of actual expenses, SM&R is entitled to receive a Distribution Fee and/or Service Fee, as applicable, computed as an annual percentage of the value of the average daily net assets of the Multi-Class Fund attributable to that Class, as follows:

                                                  DISTRIBUTION   SERVICE    TOTAL 12B-1
CLASS                                                 FEE          FEE          FEE
-----                                             ------------   --------   -----------
Class T Shares: Existing Shareholders
  Government Bond Fund and Tax Free Fund........    -0-           -0-         -0-
  Growth Fund, Equity Income Fund,
    and Balanced Fund...........................    -0-           -0-         -0-
Class A Shares: Front-End Load
  Government Bond Fund and Tax Free Fund........     0.25%        -0-          0.25%
  Money Market Fund.............................    -0-           -0-         -0-
  Alger Funds...................................     0.35%        -0-          0.35%
  Growth Fund, Equity Income Fund,
    and Balanced Fund...........................     0.25%        -0-          0.25%
Class B Shares: Back-End Load (CDSC)
  Government Bond Fund and Tax Free Fund........     0.50%        0.25%        0.75%
  Money Market Fund.............................     0.50%        -0-          0.50%
  Alger Funds...................................     1.00%        -0-          1.00%
  Growth Fund, Equity Income Fund,
    and Balanced Fund...........................     0.50%        0.25%        0.75%

    The Distribution Fee and/or Service Fee, as applicable, to be paid under the 12b-1 Plans will be calculated daily (as a percentage of average daily net assets) and paid periodically.

    The purpose of the Distribution Fee is to compensate SM&R, or enable SM&R to compensate other persons, including any distributor of shares of the 12b-1 Classes, for services that are primarily intended to result in or primarily attributable to the sale of the 12b-1 Classes ("Selling Services"). The purpose of the Service Fee is to compensate SM&R, or enable SM&R to compensate other persons, for providing ongoing servicing to shareholders of the Funds ("Shareholder Services").

    "Selling Services" include the training and supervision of sales personnel; advertising, marketing, and other promotional expenses, including the costs of preparing and printing sales literature; printing prospectuses and statements of additional information and distributing them to prospective investors in 12b-1 Classes; and distributing shares of the 12b-1 Classes. Payments for Selling Services may include payment for overhead and other office expenses that are related to the distribution of the 12b-1 Classes. SM&R also may reimburse the expenses of persons who provide support services in connection with the distribution of the 12b-1 Classes, and may make payments to financial intermediaries that sell shares of the 12b-1 Classes. "Shareholder Services" include all forms of shareholder liaison services that SM&R deems appropriate, including maintaining shareholder accounts, providing shareholder liaison services, responding to customer inquiries, and providing shareholders with information on their investments and about the 12b-1 Classes.

    A 12b-1 Plan, and any related agreement, continues in effect with respect to a 12b-1 Class only if such continuance is specifically approved at least annually by either the Board or the shareholders of that 12b-1 Class and, in either case, by a majority vote of those directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in such agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on the 12b-1 Plan and/or the related agreement. A 12b-1 Plan may be terminated with respect to any 12b-1 Class at any time, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant Class.

    Any distribution and shareholder services agreement related to the 12b-1 Plans terminates automatically upon its assignment. Moreover, with respect to each 12b-1 Class of a Multi-Class Fund, any distribution and shareholder services agreement related to that 12b-1 Class may be terminated at any time, without the payment of any penalty, (1) by the Board or by a vote of the 12b-1 Class' outstanding shareholders, on 60 days written notice to SM&R, or (2) by SM&R, on 60 days written notice to the Company.

    The 12b-1 Plans provide that they may not be amended with respect to any 12b-1 Class of a Multi-Class Fund to increase materially the amount of the fees described in such 12b-1 Plan without approval of the shareholders of the relevant Class. All material amendments to the 12b-1 Plans also must be approved by the Board in the manner described above and in the 12b-1 Plan.

    In each year during which a 12b-1 Plan remains in effect with respect to a 12b-1 Class, SM&R (and any other person authorized to direct the disposition of monies paid or payable by the relevant Fund pursuant to the 12b-1 Plan or any related agreement) will prepare and furnish to the Board, and the Board will review, at least quarterly, written reports complying with the requirements of Rule 12b-1, which set out the amounts expended under the 12b-1 Plans and the purposes for which those expenditures were made. The obligations of the Company and each Fund under the 12b-1 Plans will not be binding upon any of the directors, shareholders, nominees, officers, employees or agents, whether past, present or future, of the Company, individually, but are binding only upon the assets and property of the Company and the relevant Funds or Funds, as provided in the Company's Articles of Incorporation.

                             SPECIAL PURCHASE PLANS

AUTOMATIC INVESTMENT PLAN AND ELECTRONIC TRANSFERS

    Classes A and B of the Government Bond Fund, the Tax Free Fund, the Money Market Fund, the Alger Funds and the Equity Funds provide a convenient, voluntary method of purchasing their shares through the "Automatic Investment Plan." These same Classes, as well as Class T of the Government Bond Fund, Tax Free Fund, Growth Fund, Equity Income Fund, and Balanced Fund, also allow for the use of the "Electronic Transfers" Plan. The Primary Fund also provides these plans. These plans are referred to as a "Plan" or "Plans." The principal purposes of such Plans are to encourage thrift by enabling investors to make regular purchases in amounts less than normally required by some Funds, and to employ the principle of dollar cost averaging described below. INVESTORS SHOULD BE AWARE THAT ANY APPLICABLE SALES CHARGE WILL APPLY TO PURCHASES MADE THROUGH A PLAN.

    By acquiring shares of the Funds on a regular basis pursuant to a Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of Dollar Cost Averaging. Under Dollar Cost Averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of Dollar Cost averaging will not protect against loss in a declining market, as a loss will result if the Plan is discontinued when the market value is less than cost.

    After the initial minimum investment has been met, a Plan may be opened by indicating an intention to invest $20 or more per individual ($50 or more in the Alger Funds and $100 or more in the Primary Fund or Money Market Fund) monthly for at least one year. The investor will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.

    An investor has no obligation to invest regularly or to continue participating in a Plan, which may be terminated by the investor at any time without penalty. Under a Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs SM&R in writing to pay them in cash. SM&R reserves the right to increase or decrease the amount required to open and continue the Plan, and to terminate any shareholder's right to participate in the Plan if after one year the value of the amount invested is less than (i) $100 in the Growth Fund, Equity Income Fund, or Balanced Fund; (ii) $500 in the Government Bond Fund, Tax Free Fund, or Alger Funds; or (iii) $1,000 in the Primary Fund or Money Market Fund.

GROUP SYSTEMATIC INVESTMENT PLAN

    A Group Systematic Investment Plan is available for purchases of Class A or Class B shares. This Plan provides employers and employees with a convenient means for purchasing shares of the Company under various types of employee benefit and thrift plans, including payroll deduction and bonus incentive plans. The plan may be started for a group consisting of five or more participants with an initial cash investment of (i) $100 ($20 per individual) in the Government Bond Fund, Tax Free Fund, Growth Fund, Equity Income Fund, or Balanced Fund;
(ii) $500 ($50 per individual) in the Alger Funds; or (iii) $1,000 ($100 per individual) in the Primary Fund or Money Market Fund. The shares purchased by each participant under the Plan will be credited to a separate account in the name of each investor in which all dividends and capital gains will be reinvested in additional shares of the applicable Fund at net asset value (plus a sales charge, if applicable). Such reinvestments will be made at the start of business on the day following the record date for such dividends and capital gains distributions. To keep his or her account open, subsequent payments in the amount of $20 or more ($50 or more for the Alger Funds) must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under "Systematic Investment Plan and Electronic Transfer Service" shall apply. The plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days' prior written notice.

EXCHANGE PRIVILEGE

    You may make exchanges, without charge, between corresponding classes of shares of funds managed by SM&R on terms described in the Prospectuses.

    The minimum number of shares of a Fund that may be exchanged is the number of shares of the Fund that have a net asset value on the date of such exchange that is equal to the minimum initial or subsequent investment, as the case may be, of the Fund into which the exchange is being made.

                                   REDEMPTION

    Any shareholder may redeem all or any part of his shares by submitting a written request to SM&R as the Company's agent for such purpose. Such requests must be duly executed by each registered owner, must be accompanied by certificates endorsed for transfer (if certificates have been issued), and must contain a signature guarantee. The signature guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the Funds, SM&R, and its representatives through the signature verification of each investor wishing to redeem or exchange shares.

    Signatures may be guaranteed by an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions generally include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or brokers, credit unions, national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. WITNESSING OR NOTARIZATION IS NOT SUFFICIENT.

    No signature guarantees are required on the written request for redemption by a shareholder of record when payment is to be made to such shareholder of record at such shareholder's address of record and the value of the shares redeemed is $50,000 or less. In all other cases the signatures on the request for redemption, as well as on certificates being tendered, must be guaranteed. On all redemption requests for joint accounts, the signatures of all joint owners are required. Redemptions may also be requested by telephone, see "HOW TO REDEEM" in the Shareholder's Guide. Corporations, executors, divorced persons, administrators, trustees or guardians will be required to submit further documentation. Any applicable CDSC must be paid upon redemption.

    Shares are redeemed at the net asset value per share next computed after the request and certificates issued prior to January 1, 1999, if any, are received in "Good Order," as set forth in the Shareholder's Guide. Any applicable CDSC must be paid at the time of redemption. (See "Important Facts About Redeeming" in the Shareholder's Guide). A shareholder may receive more or less than he paid for his shares, depending on the prevailing market value of the portfolio value of the Fund being redeemed and the applicable CDSC.

    Redemption checks are delivered as soon as practicable and normally will be sent to the investor within seven days following the date on which redemption is made.

    At various times the Company may be requested to redeem shares for which it has not yet received good payment for prior purchases of Company shares. Accordingly, proceeds of the Company will not be paid until good payment has been received which could be as much as ten (10) business days after the purchase, or until SM&R can verify that good payment (for example, cash or certified check on a United States bank) has been, or will be, collected for the purchase of such shares.

    The right of redemption is subject to suspension and payment postponed during any period when the New York Stock Exchange is closed other than customary weekend or holiday closings, or during which trading on such Exchange is restricted; for any period during which an emergency exists, as a result of which disposal by the Company of its securities is not reasonably practicable or it is not reasonably practicable for the Company to fairly determine the value of its net assets; or for such other periods as the Commission has by order permitted such suspension for the protection of the Company's security holders.

    The Company has made an election under the 1940 Act to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of
(i) $250,000 or (ii) 1% of the net asset value of the Company at the beginning of such period. The Company may pay the redemption price, if any, in excess of the amounts described above in whole or in part in portfolio securities, at the market value thereof determined as of the close of business next following receipt of the request in proper form, if deemed advisable by the Board of Directors. In such case a shareholder would incur brokerage costs if he sold the securities received.

                                     TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

    Each Fund is treated as a separate entity for federal income tax purposes. The Company has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Company intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the Company will be required to pay federal income taxes.

    In order to qualify as a regulated investment company, each Fund of the Company must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income derived in connection with the Fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trades or businesses.

    In addition, each Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its taxable years. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Fund's available earnings and profits.

EXCISE TAX

    In order to avoid federal excise taxes, each Fund is required to distribute to its shareholders at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending on October 31 (in addition to undistributed amounts from the prior year). The Funds intend to declare and pay sufficient dividends in a manner that will comply with such distribution requirements but can give no assurances that their distributions will be sufficient to eliminate all such excise taxes.

DISTRIBUTIONS OF INVESTMENT INCOME AND CAPITAL GAINS

    For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from a Fund, as well as any distributions derived from net short-term capital gains, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.

    Distributions which are declared in October, November, or December and paid to shareholders in January of the following year will be treated for tax purposes as if they had been received by the shareholders on December 31 of the year in which they were declared.

    A percentage of the dividends paid by each Fund to corporate shareholders may in certain circumstances qualify for the dividends received deduction available to corporations. The dividends received deduction will be available only with respect to dividends designated by the Company as eligible for such treatment. Dividends so designated must be attributable to dividends earned by the Funds from U.S. corporations and must not have been earned from investments that were debt-financed or held by a Fund for less than the requisite period. Similarly, the deduction may be reduced or eliminated if the investment in the Funds by the corporate shareholder was debt-financed or held for less than the requisite period. All dividends from the Funds, including dividends eligible for the dividends received deduction are included in a corporation's alternative minimum taxable income calculation.

    At the end of each calendar year, the Company will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Company.

    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of the distributions may be exempt from corporate income or franchise taxes.

    Dividends paid by the Tax Free Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax Free Fund invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum income tax. Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.

    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Company.

    Shareholders are reminded that dividends are taxable whether received in cash or reinvested and received in the form of additional shares. Furthermore, any distributions received shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of his or her shares by the amount of the distributions. Such distributions, although in effect a return of capital, are subject to taxes. Furthermore, if the net asset value of each share is reduced below the shareholder's cost as a result of a distribution, such distribution would be a return of capital although taxed at applicable rates.

REDEMPTION OF FUND SHARES

    Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. The tax law generally requires that shareholders recognize a gain or loss in an amount equal to the difference between the amount received by the shareholder and the shareholder's tax basis. If the Fund shares are held as a capital asset, the shareholder will realize capital gain or loss and if the shares have been held for more than one year at the time of the redemption or exchange, the shareholder will realize long term gain or loss for federal income tax purposes. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long term capital loss to the extent of any long-term capital gains distributed to the shareholder on those shares. In addition, all or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent the shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. (Any loss disallowed under this rule will be added to the shareholder's tax basis in the new Fund shares acquired during such period.) Shareholders should consult with their tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.

    Shareholders of the Tax Free Fund should be careful about redeeming shares immediately prior to the record date of an exempt-interest dividend because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Fund. In addition, a loss on the sale or redemption of shares held by the shareholder of the Tax Free Fund for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares.

BACKUP WITHHOLDING

    The Company may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the account application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Company that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

NON-U.S. INVESTORS

    Ordinary dividends generally will be subject to U.S. income tax withholding. The non-U.S. investor's home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions and exchanges of Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. Non-U.S. investors may wish to contact their tax advisors to determine the U.S. and non-U.S. tax consequences of an investment in the Funds.

IMPORTANT: The Company reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.

                           SYSTEMATIC WITHDRAWAL PLAN

    As described in the Prospectuses under "Systematic Withdrawal Plan," the Funds have a Systematic Withdrawal Plan pursuant to which shareholders having an account value of $5,000 or more are permitted to automatically withdraw a minimum of $50 monthly or quarterly. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the Funds because of the sales charge or CDSC (as applicable) involved in additional purchases. A shareholder should carefully consider such purchases and contact his or her financial adviser regarding their advisability.

    A Systematic Withdrawal Plan provides for regular monthly or quarterly payments to the account investor or his designee through redemption of a portion of the shares held in the account. Some portion of each withdrawal may be taxable gain or loss to the account investor at the time of the withdrawal, the amount of the gain or loss being determined by the investment in the Fund's shares. The minimum, though not necessarily recommended, withdrawal amount is $50. Shares sufficient to provide the designated withdrawal payment are redeemed each month or quarterly on the 20th, or the next succeeding business day, and checks are mailed to reach the investor on or about the 1st of the following month. All income dividends and capital gains distributions are automatically reinvested at net asset value, without sales charge. Since each withdrawal check represents proceeds from the sale of sufficient shares equal to the withdrawal, there can be a reduction of invested capital, particularly in a declining market. If redemptions are consistently in excess of shares added through reinvestment of distributions, the withdrawals will ultimately exhaust the capital.

    The shareholder may designate withdrawal payments for a fixed dollar amount, as stated in the preceding paragraph, or a variable dollar amount based on
(1) redemption of a fixed number of shares at monthly or quarterly intervals, or
(2) redemption of a specified and increasing fraction of shares held at monthly or quarterly intervals. To illustrate the latter option, if an investor wanted quarterly payments for a ten-year period, the first withdrawal payment would be the proceeds from redemption of 1/40th of the shares held in the account. The second payment would be 1/39th of the remaining shares; the third payment would be 1/38th of the remaining shares, etc. Under this option, all shares would be redeemed over the ten-year period, and the payment amount would vary each quarter, depending upon the number of shares redeemed and the redemption price.

    No charge is made for a non-qualified Systematic Withdrawal Plan, and the account investor may change the option or payment amount at any time upon written request received by SM&R no later than the month prior to the month of a scheduled redemption for a withdrawal payment. A Systematic Withdrawal Plan may also be terminated at any time by the account investor or the Fund without penalty.

    Occasionally certain limited types of qualified retirement plans are involved in making investments and withdrawals during the same year. Under such an arrangement, it is possible for the plan to be, in effect, charged duplicate sales charges. In order to eliminate this possibility, each Fund of the Company will permit additional investments, without sales charge, equal to all sums withdrawn, providing the additional investments are made during the next twelve months following the withdrawal or redemption, and providing that all funds withdrawn were for the specific purpose of satisfying plan benefits of participants who have retired, become disabled or left the plan. Furthermore, for a qualified plan to qualify under this provision, the plan must include at least one participant who is a non-owner employee. The Company and SM&R discourage shareholders from maintaining a withdrawal account while concurrently and regularly purchasing shares of the Company although such practice is not prohibited.

                                THE UNDERWRITER

    SM&R serves as principal underwriter of the shares of all Funds of the Company pursuant to the following Underwriting Agreements:

    - July 1, 1993, as amended on November 19, 1998 between SM&R and the Company on behalf of the Fixed Income Funds.

    - September 1, 2000 between SM&R and the Company on behalf of the Alger
      Funds.

    - December 31, 2000 between SM&R and the Company on behalf of the Growth Fund, Equity Income Fund, and Balanced Fund.

    Such Underwriting Agreements provides that they shall continue in effect only so long as such continuance is specifically approved at least annually by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the particular Funds covered by each Underwriting Agreement, and, in either case, by the specific approval of a majority of directors who are not parties to such agreement or not "interested" persons (as defined in the 1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreements may be terminated without penalty by vote of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the particular Funds covered by each Underwriting Agreement, or by SM&R, upon sixty (60) days' written notice and will automatically terminate if assigned (as provided in the 1940 Act).

    As principal underwriter, SM&R continuously offers and sells shares of each Fund of the Company through its own sales representatives and broker-dealers. As compensation for such services, SM&R receives the sales charge, which is the difference between the offering price at which shares are issued and the net asset value thereof.

    Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the SM&R Family of Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities
Dealers, Inc.

FIXED INCOME FUNDS. The Sales Charge allowance to broker-dealers for those classes with a front-end sales charge is as follows:

PERCENTAGE                                                    CLASS T    CLASS A
----------                                                    --------   --------
Net Amount Invested
  Maximum...................................................    4.7%       4.9%
  Minimum...................................................    0.0%       0.0%

Public Offering Price
  Maximum...................................................    4.0%      4.25%
  Minimum...................................................    0.0%       0.0%

    For certain large purchases, SM&R intends to pay its representatives and broker-dealers from its own profits and resources. The amount (expressed as a per annum percentage of the amount invested) which SM&R might pay such representatives and broker-dealers is as follows for Class T shares of the Government Income and Tax Free Funds: Year 1 -- 0.35%; Year 2 -- 0.25% and
Year 3 and subsequent years -- 0.075% (for each Fund). For Primary Fund shares, SM&R may pay representatives and broker-dealers as follows: Year 1 and Year 2 -- 0.10% and Year 3 and subsequent years -- 0.075%.

    The aggregate amount of sales charge received by SM&R for the Fixed Income Funds for periods ending August 31st is as follows:


                                      1998             1999             2000
                                 --------------   --------------   --------------
Total Amount Sales Charge
  Received.....................     $30,387          $37,262          $10,564
Amount Retained by SM&R........     $ 2,038          $ 2,390          $ 5,565
Amount Reallowed to Dealers....  Less than $500   Less than $500   Less than $500


GROWTH FUND, EQUITY INCOME FUND, AND BALANCED FUND. The sales charge allowances to broker-dealers for these Funds ranges from a maximum of 6.1% to a minimum of 2.6% of the net amount invested and from a maximum of 4.75% to a minimum of 2.0% of the public offering price. In connection with certain purchases of Class T shares of $500,000 or more, SM&R may pay broker-dealers from its own profits and resources a per annum percent of the amount invested as follows: Year 1 -- 0.35%, Year 2 -- 0.25%, and, in the third and subsequent years, 0.075% per annum, in quarterly installments, to those broker-dealers with accounts in the aggregate totaling $1 million or more. Such allowances are the same for all broker-dealers.

    The aggregate amounts of sales charge received by SM&R from the sale of shares of the Growth Fund, Equity Income Fund, and Balanced Fund, prior to the Conversion, for the periods ending December 31* is as follows:


                                                    1998       1999       2000
                                                  --------   --------   --------
Growth Fund
  Total Amount Sales Charge Received............  $441,976   $287,994   $304,063
  Amount Retained by SM&R.......................  $ 39,904   $ 73,142   $ 81,344
  Amount Reallowed to Dealers...................  $  5,175   $  5,106   $  2,231
Equity Income Fund
  Total Amount Sales Charge Received............  $830,130   $451,011   $204,435
  Amount Retained by SM&R.......................  $ (1,159)  $ 77,587   $ 43,567
  Amount Reallowed to Dealers...................  $ 10,123   $  6,203   $  2,843
Balanced Fund
  Total Amount Sales Charge Received............  $ 76,199   $ 72,599   $ 40,961
  Amount Retained by SM&R.......................  $    732   $ 11,528   $  5,700
  Amount Reallowed to Dealers...................  $    346   $    382   $    297


* The Predecessor Funds had a fiscal year end of December 31. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the corresponding Predecessor Funds.

    ALGER FUNDS--The sales charge allowance to broker-dealers for Class A shares of the Alger Funds is as follows:

PERCENTAGE                                                    CLASS A
----------                                                    --------
Net Amount Invested
  Maximum...................................................    4.9%
  Minimum...................................................    0.0%
Public Offering Price
  Maximum...................................................   4.25%
  Minimum...................................................    0.0%

    Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, or in prior years, no sales charge was received by SM&R from the sale of shares of the Alger Funds during such time

                                   CUSTODIAN

    The cash and securities of the Company are held by SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas, pursuant to the following Custodian
Agreements:

    - July 1, 1993 between SM&R and the Company on behalf of the Fixed Income Funds, as amended September 1, 2000 to include the Alger Funds.

    - December 31, 2000 between SM&R and the Company on behalf of the Growth Fund, Equity Income Fund, and Balanced Fund.

    The Custodian holds and administers the Company's cash and securities as provided for in such Custodian Agreements. The compensation paid to the Custodian is paid by the Company and is based upon and varies with the number, type, and amount of transactions conducted by the Custodian.

    SM&R, as custodian, will hold and administer the Company's cash and securities and maintain certain financial and accounting books and records as provided for in such Custodian Agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

    SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas, is the transfer agent and dividend paying agent for the Company pursuant to the Administrative Agreement. A discussion of SM&R's duties as transfer agent is set forth above under "Administrative Service Agreement."

                                    COUNSEL

    The Company's General Counsel is Greer, Herz & Adams, L.L.P. 18th Floor, One Moody Plaza, Galveston, Texas 77550.

                       AUDITORS AND FINANCIAL STATEMENTS

    Tait, Weller & Baker ("TWB"), 8 Penn Center, Philadelphia, PA 19103, served as the Company's independent auditors for the year ending August 31, 2000. Prior to the year ending August 31, 1998, the Company's financial statements were audited by KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002 ("KPMG").

    The Board appointed TWB to serve as the independent auditors to the Company for the year ended August 31, 2000. Shareholders of the Company ratified the selection of TWB at a meeting of the Shareholders held on May 28, 1998. Due to a concern over a potential conflict of interest, KPMG resigned as auditors to the Company on December 15, 1997. For the year ended August 31, 1997, and up to the date of resignation of KPMG, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report. The independent auditors' report on the 1997 financial statements did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. Each of TWB and KPMG has advised the Company that neither it nor any present member or associate of the relevant firm has any financial interest, direct or indirect, in the Company.

    The Company's audited financial statements for the year ended August 31, 2000, and the Independent Auditors' Report of TWB dated September 29, 2000 are included herein. The audited financial statements for the year ended
December 31, 2000, and the Independent Auditor's Report of TWB dated January 26, 2001 for the Predecessor Funds are also included.


                        PERFORMANCE AND ADVERTISING DATA

    Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

    Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements will disclose the maximum sales charge to which investments in shares of that Fund may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. An investor should keep in mind when reviewing performance that past performance of a Fund is not indicative of future results, but is an indication of the return to the investor only for the limited historical period.

    With respect to those categories of investors who are permitted to purchase shares of a Fund at net asset value, sales literature pertaining to the Fund may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this Statement of Additional Information with the substitution of net asset value for the public offering price.

    Sales literature referring to the use of the Company or any of its Funds as a potential investment for Individual Retirement Accounts ("IRAs"), and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

    The Company's annual report contains additional performance information and will be made available to you upon request and without charge.

    MONEY MARKET FUND--YIELD

    The Money Market Fund will attempt, consistent with safety of principal, to achieve the highest possible yield from its investments. The Money Market Fund's yield is its current investment income expressed in annualized terms. Yield quotations for the Money Market Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period. Yield quotations are calculated by (1) determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, (2) dividing the difference by the value of the account at the beginning of the base period to get the base period return, then
(3) multiplying the base period return by the dividend obtained by dividing 365 by 7. The resulting yield figure is carried to the nearest hundredth of one percent.

    The Money Market Fund's effective yield for a specified seven-calendar-day period is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts; (3) dividing the difference by the value of the account at the beginning of the base period to get the base period return, and then (4) compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result according to the following formula: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7]-1. The resulting yield figure is carried to the nearest hundredth of one percent.

    The calculations include (1) the value of additional shares purchased with dividends declared on the original shares and dividends declared on both the original shares and any additional shares, and (2) all fees (other than nonrecurring fees or sales charges) charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The calculations do not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. Income other than investment income is excluded. The yield computation may be of limited use for comparative purposes as charges at the account level will decrease the yield. The amount or specific rate of any nonrecurring sales charge not included in the calculation of yield will be disclosed.

    Current and compounded yields fluctuate daily and will vary with factors such as interest rates, the quality and length of maturities and the type investments in the Money Market Fund's portfolio. Neither principal or interest is insured or guaranteed.

    NON-MONEY MARKET FUNDS--YIELD

    For the 30-day period ended September 30, 2000, the standardized yield for the Primary Fund is 6.36%. Standardized yield for the Primary Fund is computed by dividing the Fund's investment income (in accordance with specific standardized rules) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. The 30-day yield figure is calculated for each class of each Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:

Yield  =      2[(a-b + 1) TO THE POWER OF 6 - 1]
              ------
               cd

Where:

    a = dividends and interest earned during the period.

    b = expenses accrued for the period (net of reimbursement).

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

    d = the maximum offering price per share on the last day of the period.

    For the purpose of determining the interest earned (variable a in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

    Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

    Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.

    TOTAL RETURN

    Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in a Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

    The average annual total returns for the Fixed Income Funds for the periods ended August 31, 2000 are as follows:

       AVERAGE ANNUAL TOTAL RETURNS          PAST ONE    PAST 5      SINCE       7-DAY
 (FOR THE PERIODS ENDING AUGUST 31, 2000)      YEAR      YEARS     INCEPTION*    YIELD
-------------------------------------------  --------   --------   ----------   --------
Government Bond Fund (Class T).............    0.79%     4.31%        5.75%        --
Primary Fund...............................    4.68%     4.93%        4.32%        --
Tax Free Fund (Class T)....................    1.37%     4.63%        4.38%        --
Money Market Fund (Class A)................      --        --           --       6.11%

 *  The inception dates of the Fixed Income Funds are as follows:

    Government Bond Fund--March 16, 1992

    Primary Fund--March 16, 1992

    Tax Free Fund--September 9, 1993

    Money Market Fund--January 1, 1999


    The average annual total returns for the Growth Fund, Equity Income Fund, and Balanced Fund prior to the Conversion for the periods ended December 31*, 2000 are as follows:



       AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2000)   PAST ONE YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------  -------------   ------------   -------------
Growth Fund (Class T)....................       (13.49)%        12.86%         13.28%
Equity Income Fund (Class T).............         2.73%         10.17%         11.88%
Balanced Fund (Class T)..................        (2.32)%        10.32%         10.71%


 * The Predecessor Funds had a fiscal year ending December 31. As explained in the section "THE COMPANY" at the beginning of this Statement of Additional Information, the data shown herein for the Growth Fund, Equity Income Fund, and Balanced Fund are the data from the corresponding Predecessor Funds.

    As discussed above in the explanation of the Growth Fund investment advisory fee in the section "INVESTMENT ADVISORY AGREEMENTS," on October 31, 2000, prior to the Conversion, shareholders of the stand-alone SM&R Growth Fund, Inc. approved elimination of a performance adjustment to such fund's advisory fee. The performance adjustment had resulted in a reduction of the advisory fee paid by the SM&R Growth Fund, Inc. in 61 of the 72 monthly performance calculations made during the previous six fiscal years. During the 61 months the SM&R Growth Fund, Inc. benefited from the adjustment, performance would have been improved. During the 11 months the investment adviser benefited from the adjustment, the SM&R Growth Fund, Inc.'s performance would have been diminished.

    Because the Alger Funds were not in existence during the fiscal year ended August 31, 2000, nor in any prior years, there is no performance data available for the Alger Funds.

    CALCULATION OF RETURN. The average annual total return figures for the Funds are computed for a class according to a formula prescribed by the SEC. The formula can be expressed as follows:

                        P(1 + T) TO THE POWER OF n = ERV

Where P   =   a hypothetical initial payment of $1,000;

      T   =   average annual total return;

      n   =   number of years; and

    ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year periods at
              the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming the maximum sales load and reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The ERV assumes the deduction of all nonrecurring charges deducted at the end of each period.

    YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCES.

    A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making any investment in any Fund.

MULTI-CLASS PERFORMANCE

    The Government Bond Fund and Tax Free Fund, and the Growth Fund, Equity Income Fund, and Balanced Fund (as these latter three Funds existed prior to the Conversion) converted from a single-class to a multi-class structure. That single class of shares was converted to Class T Shares, effective December 31, 1998. Existing shareholders as of December 31, 1998 became shareholders in Class T.

    The performance calculations for the classes of the Government Bond Fund, Tax Free Fund, Growth Fund, Equity Income Fund, and Balanced Fund, other than the Class T Shares, and any classes that might be created after the Class T Shares, may be stated so as to include the performance of the Fund's Class T Shares. For these purposes, the inception of the Class T Shares is the inception of the Fund. Generally, performance of the Class T Shares will not be restated to reflect the expenses or expense ratio of another class.

                              PERFORMANCE MEASURES

    To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements and other materials regarding the Company or any of its Funds may discuss various measures of the Fund's performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

    DOW JONES COMPOSITE AVERAGE OR ITS COMPONENT AVERAGES--an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

    STANDARD & POOR'S 500 STOCK INDEX OR ITS COMPONENT INDICES--an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    THE NEW YORK STOCK EXCHANGE COMPOSITE OR COMPONENT INDICES--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

    LIPPER--MUTUAL FUND PERFORMANCE ANALYSIS AND LIPPER--FIXED INCOME FUND PERFORMANCE ANALYSIS--measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    CDA MUTUAL FUND REPORT, PUBLISHED BY CDA INVESTMENT TECHNOLOGIES, INC.--analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    MUTUAL FUND SOURCE BOOK, PUBLISHED BY MORNINGSTAR, INC.--analyzes price, yield, risk and total return for equity funds.

    FINANCIAL PUBLICATIONS: THE WALL STREET JOURNAL AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES--provide performance statistics over specified time periods.

    CONSUMER PRICE INDEX (OR COST OF LIVING INDEX), PUBLISHED BY THE U.S. BUREAU OF LABOR STATISTICS--a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    SALOMON BROTHERS BROAD BOND INDEX OR ITS COMPONENT INDICES--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee Bonds.

    STANDARD & POOR'S BOND INDICES--measures yield and price of Corporate, Municipal, and Government bonds.

    SHEARSON LEHMAN BROTHERS AGGREGATE BOND INDEX OR ITS COMPONENT INDICES--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage and Yankee Bonds.

    SHEARSON LEHMAN BROTHERS MUNICIPAL BOND INDEX (SLMBI) OR ITS COMPONENT INDICES--SLMBI measures yield, price and total return for the municipal bond market.

    BOND BUYER'S 20-BOND INDEX--an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

    BOND BUYER'S 30-BOND INDEX--an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

    HISTORICAL DATA SUPPLIED by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill, Lynch, Pierce, Fenner & Smith, Lehman Bros. and Bloomberg, L.P.

    In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the portfolio of any Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by any Fund to calculate its figures. In addition there can be no assurance that any series of the Company will continue this performance as compared to such other averages.

                                    APPENDIX
   --------------------------------------------------------------------------

FUND PERFORMANCE PRIOR TO ADOPTION OF MULTIPLE CLASS PLANS (PERFORMANCE OF
CLASS T SHARES)
The performance information presented in the Class A and Class B Prospectus for the Growth Fund, Equity Income Fund, and Balanced Fund begins on January 1, 1999, the inception date of multiple classes for such funds' Predecessor Funds. Similarly, the performance information presented in the Class A and Class B Prospectus for the Government Bond Fund and Tax Free Fund begins on January 1, 1999, the inception date of multiple classes for such funds. The information provided below is for the single class shares of the Predecessor Funds, the Government Bond Fund, and the Tax Free Fund that existed prior to January 1, 1999. Upon the inception of the multiple class plans on January 1, 1999, the existing single class shares of the Predecessor Funds, the Government Bond Fund and the Tax Free Fund were renamed Class T Shares. KEEP IN MIND THAT CLASS T IS NOT SUBJECT TO 12b-1 EXPENSES. ACCORDINGLY, THE PERFORMANCE OF CLASS T, AS SHOWN BELOW, WILL BE GREATER THAN CLASS A AND CLASS B OF THE FUNDS, WHICH ARE SUBJECT TO SUCH 12b-1 EXPENSES. Class T Shares are offered only to certain existing shareholders and designated persons, as described in the Class T Prospectus.

The bar charts and average annual total return tables shown below provide some indication of the risks of investing in the funds (other than the Alger Funds*) and the difference in returns for such funds by:
- showing performance for each of the last 10 calendar years or since inception if less than 10 years and
- showing how average annual returns compare to those of a broad measure of market performance.

* The SM&R Alger Funds were not in existence during the Fund's fiscal year ending August 31, 2000.

SPECIAL MATTERS AFFECTING THE GROWTH FUND, EQUITY INCOME FUND AND BALANCED FUND When reviewing the information below about the Growth Fund, Equity Income Fund and Balanced Fund, you need to be aware of the following matters which affect the way the information is presented:
- Such funds, which commenced operations on December 31, 2000, are "clones" of and successors to the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc., and SM&R Balanced Fund, Inc. (the "Predecessor Funds"). The funds will carry on the business of and have investment objectives, investment strategies, techniques and restrictions materially the same as their corresponding Predecessor Fund.

  Because of the funds' succession to the business of the Predecessor Funds on December 31, 2000, performance information of the Predecessor Funds is given below for periods prior to such date. ACCORDINGLY, MOST OF THE INFORMATION BELOW FOR THE GROWTH FUND, BALANCED FUND, AND EQUITY INCOME FUND WILL BE INFORMATION FROM THE PREDECESSOR FUNDS PRIOR TO THE CONVERSION.
- The funds have a fiscal year ending on August 31st, while the Predecessor Funds had a fiscal year ending on December 31st.

                    PERFORMANCE OF THE PREDECESSOR FUNDS IS
                     NO GUARANTEE OF THE FUTURE PERFORMANCE
                           OF THE NEW "CLONE" FUNDS.

SPECIAL MATTER AFFECTING ONLY THE GROWTH FUND
In addition to the changes discussed above which affect all three of the funds, in reviewing the information for the Growth Fund, you should also keep in mind another matter affecting only the Growth Fund. Prior to the conversion of the SM&R Growth Fund, Inc. into the Growth Fund, SM&R Growth Fund, Inc.'s shareholders approved a new investment advisory agreement. Such new agreement eliminated the performance fee adjustment component contained in SM&R Growth Fund, Inc.'s investment advisory agreement since 1989. The Growth Fund, as part of the conversion mentioned above, adopted the SM&R Growth Fund, Inc.'s new investment advisory agreement not containing a performance fee adjustment component. Keep in mind when reviewing the performance information for the Growth Fund that all of such information is for periods during which the SM&R Growth Fund, Inc.'s investment advisory agreement provided for increases or decreases to the advisory fee paid under such agreement based upon performance. During the last six fiscal years of the SM&R Growth Fund, Inc. there were 72 monthly performance calculations. During 11 of those 72 months, SM&R, the investment adviser, benefited from the performance adjustment because such adjustment increased the advisory fee. During the remaining 61 of

                                    APPENDIX
   --------------------------------------------------------------------------

those months, application of the performance adjustment resulted in a decrease in the advisory fee, which benefited SM&R Growth Fund, Inc. During the 11 months the investment adviser benefited from the adjustment, the SM&R Growth
Fund, Inc.'s performance would have been reduced. During the 61 months the SM&R Growth Fund, Inc. benefited from the adjustment, performance would have been improved. The future impact of eliminating the performance adjustment will depend on many factors and may result in an increase in the Growth Fund's aggregate advisory fee. To the extent such fees are increased, the Growth Fund's performance will be reduced.

These bar charts include the effects of fund expenses, but not sales charges and account fees. The returns shown would be lower if such sales charges were included. As also noted above, much of the performance information is for periods prior to adoption of multiple-plans and 12b-1 plans. If multiple classes had been in existence, the financial performance would have been lower than depicted because of the imposition of distribution and/or service fees pursuant to the 12b-1 plans.

                      PAST PERFORMANCE IS NOT NECESSARILY
                         AN INDICATION OF HOW THE FUNDS
                          WILL PERFORM IN THE FUTURE.

GROWTH FUND
The following bar chart shows the annual total returns (%) for Class T of the Growth Fund or, as noted above, of the SM&R Growth Fund, Inc., for each of the last 10 calendar years.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1991                   36.98%
1992                  (2.50)%
1993                    8.17%
1994                    4.98%
1995                   25.20%
1996                   17.64%
1997                   22.24%
1998                   18.35%
1999                   24.49%
2000                  (8.25)%



The Growth Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (15.36)%.



                                QUARTER ENDED            TOTAL RETURN
Best Quarter:                 December 31, 1998             19.41%
Worst Quarter:               September 30, 1990            (13.16)%



The next table lists the SM&R Growth Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the S&P 500-Registered Trademark- index and Lipper Multi-Cap Core Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Growth Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark- and Lipper Multi-Cap Core Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark-
 are registered trademarks of Standard & Poor's Corporation. The Lipper Multi-Cap Core Fund Index is a widely recognized performance index of funds which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds have more latitude in the companies in which they invest.



AVERAGE ANNUAL TOTAL RETURNS
(for the period ended 12/31/00)



                                         PAST 1    PAST 5     PAST 10
                                          YEAR      YEARS      YEARS
SM&R Growth Fund, Inc.                  (13.49)%   12.86%     13.28%
S&P 500-Registered Trademark-            (9.12)%   18.32%     17.46%
Lipper Growth Fund Index                 (3.34)%   17.43%     16.82%

                                    APPENDIX
   --------------------------------------------------------------------------

EQUITY INCOME FUND
The following bar chart shows the annual total returns (%) for Class T of the Equity Income Fund or, as noted above, of the SM&R Equity Income Fund, Inc., for each of the last 10 calendar years.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1991   29.06%
1992    3.31%
1993   10.63%
1994  (0.61)%
1995   29.12%
1996   16.46%
1997   22.72%
1998   12.11%
1999  (1.39)%
2000    8.99%



The Equity Income Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (7.76)%.



                                QUARTER ENDED            TOTAL RETURN
Best Quarter:                 December 31, 1991             11.12%
Worst Quarter:               September 30, 1999             (8.72)%


The next table lists the SM&R Equity Income Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Equity Income Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark- and the Lipper Equity Income Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P 500-Registered Trademark- are registered trademarks of Standard & Poor's Corporation. The Lipper Equity Income Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 10 largest open-end funds which seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.


                          AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ended 12/31/00)



                                         PAST 1    PAST 5     PAST 10
                                          YEAR      YEARS      YEARS
SM&R Equity Income Fund, Inc.             2.73%    10.17%     11.88%
S&P 500-Registered Trademark-            (9.12)%   18.32%     17.46%
Lipper Equity Income Fund Index           7.46%    13.45%     14.34%


BALANCED FUND
The following bar chart shows the annual total returns (%) for Class T of the Balanced Fund or, as noted above, of the SM&R Balanced Fund, Inc., for each of the last 10 calendar years.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1991  24.53%
1992   3.00%
1993   6.31%
1994   1.49%
1995  22.29%
1996  11.86%
1997  17.46%
1998  13.83%
1999  11.87%
2000   3.64%



The Balanced Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is (6.35)%.



                                QUARTER ENDED            TOTAL RETURN
Best Quarter:                 December 31, 1998             10.19%
Worst Quarter:               September 30, 1990             (7.64)%



The next table lists the SM&R Balanced Fund, Inc.'s Class T average annual total returns for the past one, five and ten calendar years, and the returns of the Lipper Balanced Fund Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Balanced Fund. At the bottom of the table you can compare this performance with the S&P 500-Registered Trademark-, Lehman Brothers Intermediate Government/Corporation Index and Lipper Balanced Fund Index. The S&P 500-Registered Trademark- is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Standard & Poor's, S&P, and S&P
500-Registered Trademark- are registered trademarks of Standard & Poor's Corporation. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index generally representative of the performance of the bond market as a whole. The Lipper Balanced Fund Index is a widely recognized, equally weighted performance index (adjusted for capital gains distributions and income dividends) of the 30 largest open-end funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The stock/bond ratio typically ranges around 60%/40%.



                          AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ended 12/31/00)



                                         PAST 1    PAST 5     PAST 10
                                          YEAR      YEARS      YEARS
SM&R Balanced Fund, Inc.                 (2.32)%   10.32%     10.71%
S&P 500-Registered Trademark-            (9.12)%   18.32%     17.46%
Lehman Brothers Intermediate
Government/Corporate Index               10.11%     6.11%      7.35%
Lipper Balanced Fund Index                2.40%    11.80%     12.38%

                                    APPENDIX
   --------------------------------------------------------------------------

GOVERNMENT BOND FUND
The following bar chart shows the annual total returns (%) for Class T of the Government Bond Fund since inception.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1993    9.31%
1994  (4.65)%
1995   18.57%
1996    3.43%
1997    8.14%
1998    6.87%
1999  (0.34)%
2000    9.58%



The Government Bond Fund's fiscal year ends on August 31st. The Government Bond Fund's unannualized Class T return for the period from January 1, 2001 through March 31, 2001 is 3.16%.


                                QUARTER ENDED            TOTAL RETURN
Best Quarter:                     June 30, 1995               6.44%
Worst Quarter:               September 30, 1994              (1.77)%

The next table lists the Government Bond Fund's Class T average annual total returns for the past one and five calendar years, and for the period since inception of the Government Bond Fund, and the returns of the Lehman Brothers Government/ Mortgage-Backed Securities Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Government Bond Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Government/Mortgage-Backed Securities Index. This index includes all public obligations of the U.S. treasury and all publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate debt guaranteed by the U.S. Government as well as 15 and 30 year fixed rate securities backed by mortgage pools of the GNMA, FHLMA, and FNMA.


                          AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ended 12/31/00)



                                                                 SINCE
                                          PAST 1     PAST 5    INCEPTION
                                           YEAR      YEARS     (3/16/92)
Government Bond Fund                       4.66%     4.52%       6.08%
Lehman Brothers Government/Mortgage-
Backed Securities Index                   12.29%     6.64%       7.45%


TAX FREE FUND
The following bar chart shows the annual total returns (%) for Class T of the Tax Free Fund since inception.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1994  (5.49)%
1995   17.87%
1996    4.48%
1997    8.98%
1998    6.33%
1999  (3.20)%
2000   11.47%



The Tax Free Fund's fiscal year ends on August 31st. The Tax Free Fund's Class T unannualized return for the period from January 1, 2001 through March 31, 2001 is 1.83%.


                                  QUARTER ENDED          TOTAL RETURN
Best Quarter:                    March 31, 1995               7.41%
Worst Quarter:                   March 31, 1994              (3.94)%

The next table lists the Tax Free Fund's Class T average annual total return for the past one and five calendar years, and for the period since inception of the Tax Free Fund, and the returns of the Lehman Brothers Municipal Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Index. This is an index of investment grade tax exempt bonds classified into four major sections: General Obligations, Revenue, Insured and Preferred.


                          AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ended 12/31/00)



                                                                 SINCE
                                          PAST 1     PAST 5    INCEPTION
                                           YEAR      YEARS     (9/9/93)
Tax Free Fund                              6.50%     4.53%       4.72%
Lehman Brothers Municipal Index           11.68%     5.84%       5.75%

                                    APPENDIX
   --------------------------------------------------------------------------

PRIMARY FUND
The following bar chart shows the annual total returns (%) for the Primary Fund since inception (March 16, 1992).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1993  2.48%
1994  3.58%
1995  5.26%
1996  4.92%
1997  5.08%
1998  5.13%
1999  3.77%
2000  5.04%



The Primary Fund's fiscal year ends on August 31st. The Primary Fund's unannualized return for the period from January 1, 2001 through March 31, 2001 is 2.33%.


                                QUARTER ENDED            TOTAL RETURN
Best Quarter:                September 30, 2000             1.49%
Worst Quarter:                December 31, 1999             0.31%

The next table lists the Primary Fund's average annual total return for the past one and five years and since inception, and the returns of the Lehman Government/Corporate Index for the same periods. This table is intended to provide you with some indication of the risks of investing in the Primary Fund. At the bottom of the table you can compare this performance with the Lehman Government/Corporate Index. This index represents all public obligations of the U.S. Treasury as well as all publicly issued debt of U.S. Government agencies with maturities of one to three years.


                          AVERAGE ANNUAL TOTAL RETURN
                        (for the period ended 12/31/00)



                                                                 SINCE
                                           PAST 1    PAST 5    INCEPTION
                                            YEAR     YEARS     (3/16/92)
Primary Fund                               5.04%     4.79%       4.28%
Lehman Government/Corporate Index          8.08%     5.98%       6.04%

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--2.61%
Federal Home Loan Bank                            09/01/00     6.400     $  200,000   $   200,000
Federal Home Loan Mortgage Corporation            09/05/00     6.400        116,000       115,917
Federal Home Loan Mortgage Corporation            09/21/00     6.500        150,000       149,457
Federal National Mortgage Corporation             09/28/00     6.440        139,000       138,327
                                                                                      -----------
                                                      TOTAL COMMERCIAL PAPER--2.61%
                                                                    (Cost $603,701)       603,701
                                                                                      -----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.10%
General Motors Corporation                        05/01/08     6.375      1,000,000       948,534
BANKS--4.06%
Chase Manhattan Corporation                       02/15/08     6.375      1,000,000       939,737
FINANCIAL SERVICES--12.68%
Bear Stearns Companies, Incorporated              03/30/03     6.200        175,000       170,258
CNA Financial Corporation                         01/15/08     6.450      1,000,000       868,738
Household Finance Corporation                     06/17/08     6.400      1,000,000       924,226
Morgan Stanley, Dean Witter & Discover            03/01/07     6.875      1,000,000       971,684
                                                                                      -----------
                                                                                        2,934,906
MEDICAL SERVICES--4.26%
Aetna Services, Incorporated                      08/15/36     6.970      1,000,000       987,702
NATURAL GAS--2.18%
National Fuel Gas Company                         02/01/04     7.750        500,000       504,604
TELECOM--CELLULAR--4.30%
GTE Corporation                                   04/01/09     7.510      1,000,000       994,730
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--31.58%
                                                                  (Cost $7,767,346)     7,310,213
                                                                                      -----------
FOREIGN BONDS
U S DOLLAR DENOMINATED
FOREIGN GOVERNMENT BONDS--1.97%
Province of Quebec, Canada                        02/15/09     5.750        500,000       455,674
                                                                                      -----------
                                                         TOTAL FOREIGN BONDS--1.97%
                                                                    (Cost $452,628)       455,674
                                                                                      -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--60.60%
Federal Home Loan Bank                            08/05/04     7.380      1,000,000     1,020,027
Federal Home Loan Bank                            10/25/05     6.230        150,000       146,433
Federal Home Loan Mortgage Corporation            08/01/05     6.750        165,000       164,441
Federal Home Loan Mortgage Corporation            09/15/06     7.000        106,404       106,169

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                             INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY    STATED        FACE
U S GOVERNMENT SECURITIES                           DATE      RATE(%)      AMOUNT        VALUE
Federal Home Loan Mortgage Corporation            03/15/07     7.000     $  659,249   $   656,909
Federal Home Loan Mortgage Corporation            09/15/07     7.000      1,000,000       997,090
Federal Home Loan Mortgage Corporation            04/15/23     7.000      1,000,000       992,270
Federal Home Loan Mortgage Corporation            06/15/27     7.500      1,000,000     1,004,240
Federal National Mortgage Association             02/11/02     7.500      1,585,000     1,602,089
Federal National Mortgage Association             09/12/05     6.550        100,000        99,030
Federal National Mortgage Association             04/10/07     7.700        300,000       297,665
Federal National Mortgage Association             07/25/07     7.000        864,621       860,281
Federal National Mortgage Association             03/16/09     6.320        250,000       237,595
Federal National Mortgage Association             04/29/09     6.500      1,000,000       946,300
Federal National Mortgage Association             05/18/09     6.500      1,500,000     1,438,020
Federal National Mortgage Association             11/18/15     6.350        420,470       417,535
Federal National Mortgage Association             08/01/30     8.000      1,000,000     1,009,526
Private Export Funding                            01/15/10     7.200      1,000,000     1,020,028
Tennessee Valley Authority                        12/15/17     6.250        300,000       278,786
Vende                                             09/15/15     6.500        736,330       730,491
                                                                                      -----------
                                                                                       14,024,925
U S GOVERNMENT SECURITIES--2.19%
U S Treasury Bonds                                02/15/26     6.000        500,000       506,875
                                                                                      -----------
                  TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--62.79%
                                                                 (Cost $14,526,448)    14,531,800
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.95%
                                                                 (Cost $23,350,123)    22,901,388
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.05%       243,290
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $23,144,678
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $ 22,901,388
Cash                                                                22,770
Prepaid expenses                                                    25,642
Receivable for:
  Capital stock sold                                                 2,903
  Interest                                                         243,804
  Expense reimbursement                                              2,828
Other assets                                                         2,782
                                                              ------------
                                                TOTAL ASSETS    23,202,117
                                                              ------------
LIABILITIES
  Capital stock reacquired                                          27,423
  Distribution payable                                               3,820
Accrued:
  Investment advisory fee                                            9,759
  Service fee                                                        4,880
Other liabilities                                                   11,557
                                                              ------------
                                           TOTAL LIABILITIES        57,439
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 23,144,678
                                                              ============
NET ASSETS:
Class A                                                       $    127,344
--------------------------------------------------------------------------
Class B                                                       $     78,137
--------------------------------------------------------------------------
Class C                                                       $     11,514
--------------------------------------------------------------------------
Class T                                                       $ 22,927,683
--------------------------------------------------------------------------
Total Net Assets                                              $ 23,144,678
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       12,564
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                        7,709
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                        1,141
--------------------------------------------------------------------------
Class T:
  Authorized                                                    23,000,000
  Outstanding                                                    2,282,147
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.14
  Offering price per share: (Net Assets value of $10.14 /
   95.25%)                                                    $      10.65
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.14
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.09
  Offering price per share: (Net Assets value of $10.09 /
   99.00%)                                                    $      10.19
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.05
  Offering price per share: (Net Assets value of $10.05 /
   95.5%)                                                     $      10.52
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                       $1,577,979
EXPENSES
Investment advisory fees                                          114,520
Service fees                                                       57,261
Professional fees                                                  11,731
Custody and transaction fees                                       13,966
Directors' fees                                                     5,450
Qualification fees                                                 14,796
Shareholder reporting expenses                                      4,702
Insurance expenses                                                  1,848
Distribution Fees                                                     786
                                                               ----------
                                              TOTAL EXPENSES      225,060
                                    LESS EXPENSES REIMBURSED         (102)
                                                               ----------
                                                NET EXPENSES      224,958
                                                               ----------
INVESTMENT INCOME--NET                                          1,353,021
                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                (27,911)
  Change in unrealized depreciation of investments for the
   year                                                           (91,162)
                                                               ----------
NET LOSS ON INVESTMENTS                                          (119,073)
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $1,233,948
                                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED AUGUST 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,353,021   $ 1,347,702
  Net realized gain (loss) on investments                         (27,911)       45,700
  Change in unrealized depreciation                               (91,162)   (1,198,180)
                                                              -----------   -----------
  Net increase in net assets resulting from operations          1,233,948       195,222
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                        (5,129)         (651)
    Class B                                                        (3,094)         (209)
    Class C                                                          (547)         (131)
    Class T                                                    (1,344,156)   (1,346,738)
                                                              -----------   -----------
    Total distributions to shareholders                        (1,352,926)   (1,347,729)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                        58,691        69,763
    Class B                                                        70,603         8,079
    Class C                                                           547        11,131
    Class T                                                      (321,873)      537,687
                                                              -----------   -----------
    Total net capital share transactions                         (192,032)      626,660
                                                              -----------   -----------
TOTAL DECREASE                                                   (311,010)     (525,847)
NET ASSETS
  Beginning of Year                                            23,455,688    23,981,535
                                                              -----------   -----------
  End of Year                                                 $23,144,678   $23,455,688
                                                              ===========   ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

GOVERNMENT BOND FUND

                                                                                        CLASS T
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2000           1999           1998           1997           1996
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.10        $ 10.60        $ 10.42        $ 10.14        $ 10.51
      Investment income--net                               0.59           0.59           0.64           0.67           0.65
      Net realized and unrealized gain (loss) on
       investments                                        (0.05)         (0.50)          0.20           0.26          (0.37)
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.54           0.09           0.84           0.93           0.28
      Less distributions from
        Investment income--net                            (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.05        $ 10.10        $ 10.60        $ 10.42        $ 10.14
                                                        =======        =======        =======        =======        =======
                                          Total Return     5.58 %         0.76 %         8.31 %         9.37 %         2.63 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $22,928        $23,368        $23,982        $23,683        $21,127
      Ratio of expenses with reimbursement to average
       net assets                                          0.98 %         1.00 %         1.00 %         1.00 %         1.00 %
      Ratio of expenses without reimbursement to
       average net assets                                  0.98 %         1.11 %         1.00 %         1.07 %         1.20 %
      Ratio of net investment income to average net
       assets                                              5.91 %         5.58 %         6.08 %         6.46 %         6.17 %
      Portfolio turnover rate                             30.87 %        22.86 %        32.71 %         9.06 %        30.17 %

                                                 CLASS A                            CLASS B                 CLASS C
                                                  SHARES                            SHARES                   SHARES
                                     --------------------------------   -------------------------------   ------------
                                                       PERIOD FROM                       PERIOD FROM
                                      YEAR ENDED     JANUARY 1, 1999     YEAR ENDED    JANUARY 1, 1999     YEAR ENDED
                                      AUGUST 31,      TO AUGUST 31,      AUGUST 31,     TO AUGUST 31,      AUGUST 31,
                                     -------------   ----------------   ------------   ----------------   ------------
                                         2000              1999             2000             1999             2000
                                     -------------   ----------------   ------------   ----------------   ------------
    Net Asset Value, Beginning of
     Period                          $  10.20          $ 10.62          $ 10.16          $10.62           $ 10.15
    Investment income--net               0.57             0.30             0.49            0.33              0.49
    Net realized and unrealized
     gain (loss) on investments         (0.06)           (0.42)           (0.02)          (0.46)            (0.06)
                                     --------          -------          -------          ------           -------
    Total from Investment
     Operations                          0.51            (0.12)            0.47           (0.13)             0.43
    Less distributions from
      Investment income--net            (0.57)           (0.30)           (0.49)          (0.33)            (0.49)
                                     --------          -------          -------          ------           -------
                Total Distributions     (0.57)           (0.30)           (0.49)          (0.33)            (0.49)
                                     --------          -------          -------          ------           -------
    Net Asset Value, End of Period   $  10.14          $ 10.20          $ 10.14          $10.16           $ 10.09
                                     ========          =======          =======          ======           =======
                       Total Return      5.15 %          (1.17)%**         4.74 %         (1.30)%**          4.39 %
                                     ========          =======          =======          ======           =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period        $127,344          $68,792          $78,137          $7,743           $11,514
    Ratio of expenses with
     reimbursement to average net
     assets                              1.25 %           1.25 %*          1.75 %          1.75 %*           2.00 %
    Ratio of expenses without
     reimbursement to average net
     assets                              1.29 %           1.42 %*          1.84 %          1.77 %*           2.12 %
    Ratio of net investment income
     to average net assets               5.68 %           5.25 %*          5.12 %          4.86 %*           4.89 %
    Portfolio turnover rate             30.87 %          22.86 %          30.87 %         22.86 %           30.87 %

                                         CLASS C
                                          SHARES
                                     ----------------
                                       PERIOD FROM
                                     JANUARY 1, 1999
                                      TO AUGUST 31,
                                     ----------------
                                           1999
                                     ----------------
    Net Asset Value, Beginning of
     Period                            $ 10.62
    Investment income--net                0.30
    Net realized and unrealized
     gain (loss) on investments          (0.47)
                                       -------
    Total from Investment
     Operations                          (0.17)
    Less distributions from
      Investment income--net             (0.30)
                                       -------
                Total Distributions      (0.30)
                                       -------
    Net Asset Value, End of Period     $ 10.15
                                       =======
                       Total Return      (1.64)%**
                                       =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period          $11,022
    Ratio of expenses with
     reimbursement to average net
     assets                               2.00 %*
    Ratio of expenses without
     reimbursement to average net
     assets                               2.25 %*
    Ratio of net investment income
     to average net assets                4.54 %*
    Portfolio turnover rate              22.86 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
COMMERCIAL PAPER
AUTO PARTS MANUFACTURERS--3.02%
AutoZone Incorporated                             09/15/00    6.700      $  811,000   $   808,881
CHEMICALS--7.47%
Eastman Chemical Company                          09/08/00    6.700       1,007,000     1,005,683
Union Carbide Corporation                         09/22/00    6.800       1,000,000       996,028
                                                                                      -----------
                                                                                        2,001,711
CHEMICALS--SPECIALTY--4.14%
RPM Incorporated                                  09/21/00    6.850       1,114,000     1,109,757
COMMUNICATION EQUIPMENT--3.33%
Cox Enterprises Incorporated                      09/07/00    6.730         893,000       891,992
ELECTRIC POWER--8.88%
GPU Incorporated                                  09/20/00    6.850       1,200,000     1,195,655
Nevada Power Company                              10/11/00    6.800       1,193,000     1,183,983
                                                                                      -----------
                                                                                        2,379,638
ELECTRONICS--3.68%
AVNET Incorporated                                10/06/00    6.720         992,000       985,505
FINANCIAL SERVICES--15.72%
Comdisco Incorporated                             10/10/00    6.830       1,156,000     1,147,398
Houston Industries FinanceCo L.P.                 09/05/00    6.800         974,000       973,261
PP&L Capital Funding Incorporated                 09/06/00    6.750       1,092,000     1,090,972
Xerox Credit Corporation                          09/01/00    6.930       1,000,000     1,000,000
                                                                                      -----------
                                                                                        4,211,631
FOOD PRODUCERS--3.71%
McCormick & Company Incorporated                  09/25/00    6.670       1,000,000       995,551
FURNITURE/APPLIANCES/TOOLS--4.54%
Maytag Corporation                                09/11/00    6.700       1,218,000     1,215,726
LEISURE TIME/GAMING--3.77%
Mattel Incorporated                               09/12/00    6.760       1,012,000     1,009,889
MACHINERY/EQUIPMENT--3.20%
Ingersoll-Rand Company                            09/14/00    6.700         860,000       857,913
MANUFACTURING-SPECIALITY--5.91%
Goodyear Tire & Rubber Company (The)              10/19/00    6.750       1,009,000       999,904
Pentair, Incorporated                             09/19/00    6.720         585,000       583,033
                                                                                      -----------
                                                                                        1,582,937
MEDICAL SERVICES--2.08%
PerkinElmer, Incorporated                         09/19/00    6.750         560,000       558,104
NATURAL GAS--1.80%
Sierra Pacific Power Company                      09/18/00    6.700         483,000       481,469
OIL SERVICES--2.48%
UOP                                               09/18/00    6.720         667,000       664,881
PAPER/FOREST PRODUCTS--4.34%
International Paper Company                       10/05/00    6.750       1,171,000     1,163,533
PHOTOGRAPHY/IMAGING--3.68%
Xerox Corporation                                 09/13/00    6.930         988,000       985,711
                                                                                      -----------
                                                     TOTAL COMMERCIAL PAPER--81.75%
                                                                 (Cost $21,904,829)    21,904,829
                                                                                      -----------
CORPORATE BONDS
BUILDING SUPPLIES--1.69%
Armstrong World Industries, Incorporated          08/15/03    6.350         500,000       452,966
ELECTRIC POWER--1.82%
West Penn Power Company                           06/01/04    6.375         500,000       488,281

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
CORPORATE BONDS
FINANCIAL SERVICES--4.00%
Finova Capital Corporation                        03/15/04    6.125      $  500,000   $   335,864
Household Finance Corporation                     08/15/03    6.250         265,000       256,895
Transamerica Financial Corporation                05/14/04    6.370         500,000       480,319
                                                                                      -----------
                                                                                        1,073,078
LEISURE TIME/GAMING--1.42%
Carnival Cruise Lines                             10/01/03    6.150         400,000       381,026
MEDIA-TV/RADIO/CABLE--1.83%
TCI Communications, Incorporated                  05/01/03    6.375         500,000       489,124
TELECOM--LONG DISTANCE--1.85%
WorldCom, Incorporated                            08/15/01    6.125         500,000       495,484
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--12.61%
                                                                  (Cost $3,623,119)     3,379,959
                                                                                      -----------
MUNICIPAL BONDS
WATER & SEWER--1.85%
Lower Colorado River Authority, Texas Revenue
  Bonds,
  Refunding and Improvement Series C
  (Rating(a) Aaa/AAA)                             05/15/04    6.820         500,000       496,555
                                                                                      -----------
                                                       TOTAL MUNICIPAL BONDS--1.85%
                                                                    (Cost $500,892)       496,555
                                                                                      -----------
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.73%
Federal Home Loan Bank                            11/10/03    5.750         200,000       194,622
U S GOVERNMENT SECURITIES--3.44%
U S Treasury Bonds                                02/15/29    5.250       1,000,000       921,563
                                                                                      -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--4.17%
                                                                  (Cost $1,077,493)     1,116,185
                                                                                      -----------
                                                         TOTAL INVESTMENTS--100.38%
                                                                 (Cost $27,106,333)    26,897,528
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(0.38%)      (102,882)
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $26,794,646
                                                                                      ===========

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                            $26,897,528
Cash                                                                3,232
Prepaid expenses                                                    3,832
Receivable for:
  Capital stock sold                                                  883
  Interest                                                         82,551
  Expense reimbursement                                             2,139
Other assets                                                        2,782
                                                              -----------
                                                TOTAL ASSETS   26,992,947
                                                              -----------
LIABILITIES
  Distribution payable                                             11,224
  Capital stock reacquired                                        163,898
Accrued:
  Investment advisory fee                                          10,846
  Service fee                                                       5,423
Other liabilities                                                   6,910
                                                              -----------
                                           TOTAL LIABILITIES      198,301
                                                              -----------
                                                  NET ASSETS  $26,794,646
                                                              ===========
Shares of capital stock outstanding, (1,176,000,000 shares
 authorized, $.01 par value per share)                         27,055,977
                                                              ===========
Net asset value                                               $      0.99
                                                              ===========

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $1,767,747
EXPENSES
Investment advisory fees                                         138,844
Service fees                                                      69,422
Professional fees                                                  7,222
Custody and transaction fees                                      23,383
Directors' fees                                                    5,448
Qualification fees                                                17,471
Shareholder reporting expenses                                    25,470
Other                                                              2,476
                                                              ----------
                                              TOTAL EXPENSES     289,736
                                    LESS EXPENSES REIMBURSED     (67,009)
                                                              ----------
                                                NET EXPENSES     222,727
                                                              ----------
INVESTMENT INCOME--NET                                         1,545,020
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                               (23,912)
  Change in unrealized depreciation of investments for the
   year                                                         (157,804)
                                                              ----------
NET LOSS ON INVESTMENTS                                         (181,716)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,363,304
                                                              ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                YEAR ENDED AUGUST 31,
                                                              --------------------------
                                                                  2000          1999
                                                              ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,545,020    $ 1,549,925
  Net realized loss on investments                                (23,912)       (12,564)
  Change in unrealized depreciation                              (157,804)       (51,001)
                                                              -----------    -----------
  Net increase in net assets resulting from operations          1,363,304      1,486,360
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                       (1,545,020)    (1,549,925)
CAPITAL SHARE TRANSACTION--NET                                 (3,861,935)    (3,675,020)
                                                              -----------    -----------
TOTAL DECREASE                                                 (4,043,651)    (3,738,585)
NET ASSETS
  Beginning of Year                                            30,838,297     34,576,882
                                                              -----------    -----------
  End of Year                                                 $26,794,646    $30,838,297
                                                              ===========    ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                            2000            1999           1998           1997           1996
                                                       --------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net                               0.06            0.05           0.05           0.05           0.05
      Net realized and unrealized gain (loss) on
       investments                                        (0.01)             --             --             --             --
                                                        -------         -------        -------        -------        -------
                     Total from Investment Operations      0.05            0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net                            (0.06)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
                                  Total Distributions     (0.06)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
      Net Asset Value, End of Year                      $  0.99         $  1.00        $  1.00        $  1.00        $  1.00
                                                        =======         =======        =======        =======        =======
                                         Total Return      4.68 %          4.75 %         5.15 %         4.98 %         5.07 %
                                                        =======         =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $26,795         $30,838        $34,577        $33,045        $37,465
      Ratio of expenses with reimbursement to average
       net assets                                          0.80 %          0.80 %         0.80 %         0.80 %         0.81 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.04 %          1.06 %         0.98 %         1.01 %         1.15 %
      Ratio of net investment income to average net
       assets                                              5.55 %          4.66 %         5.02 %         4.86 %         4.93 %
      Portfolio turnover rate                             18.46 %         30.47 %           --             --             --

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
           CALIFORNIA--4.29%
Aa3/AA-    California State General Obligation Bonds Unlimited   06/01/11     5.250     $ 25,000   $    26,145
Aaa/AAA    Sacramento, California Municipal Utility District
            Electric Revenue Bonds, Series I                     01/01/15     5.750      200,000       208,642
Aaa/AAA    San Francisco, California City and County Sewer
            Revenue Refunding Bonds                              10/01/16     5.375      250,000       252,585
                                                                                                   -----------
                                                                                                       487,372
                                                                                                   -----------
           FLORIDA--11.92%
Aaa/AAA    Dade County, Florida Water & Sewer System Revenue
            Bonds                                                10/01/16     5.375      400,000       403,268
Aaa/AAA    Miami-Dade County Solid Waste System Revenue Bonds    10/01/18     4.375      400,000       364,176
Aaa/AAA    Miami-Dade County, Florida Expressway Authority
            Toll System Revenue Bonds                            07/01/29     6.375      400,000       439,176
Aa2/AA+    State of Florida-State Board of Education, Public
            Education Capital Outlay Bonds, 1992 Series E        06/01/19     5.750      145,000       147,635
                                                                                                   -----------
                                                                                                     1,354,255
                                                                                                   -----------
           GEORGIA--1.58%
A3/A       Municipal Electric Authority of Georgia-Power
            Revenue Bonds, Series AA                             01/01/07     5.400      175,000       179,121
                                                                                                   -----------
           ILLINOIS--13.69%
Aaa/AAA    Chicago, Illinois-General Obligation Bonds
            Unlimited                                            01/01/25     5.125      100,000        93,345
Aaa/AAA    Chicago, Illinois-Park District General Obligation
            Bonds Unlimited, Series C                            01/01/16     4.850      230,000       213,415
Aa2/AA     Illinois Health Facilities Authority-Revenue Bonds,
            Series A, (Northwestern Memorial Hospital)           08/15/24     6.000      100,000       100,642
Aa2/AA     Illinois Health Facilities Authority-Revenue Bonds,
            Series 1994A, (Northwestern Memorial Hospital)       08/15/14     6.100      200,000       206,100
Aaa/AAA    Illinois State Toll Highway Authority-Highway
            Priority Revenue Bonds, Series A-FGIC                01/01/17     5.750      175,000       183,375
Aaa/AAA    Regional Transportation Authority of Illinois
            Revenue Bonds, Refunding MBIA                        06/01/18     5.500      200,000       200,204
Aaa/NR     Rockford, Illinois-General Obligation Bonds
            Unlimited                                            12/15/18     4.500      180,000       156,573
Aa2/AAA    State of Illinois-Build Illinois Bonds, Sales Tax
            Revenue Bonds, Series V                              06/15/17     6.375      200,000       212,258
Aaa/AAA    State of Illinois-General Obligation Bonds
            Unlimited                                            03/01/19     5.000      200,000       188,926
                                                                                                   -----------
                                                                                                     1,554,838
                                                                                                   -----------
           LOUISIANA--5.77%
Aaa/AAA    Louisiana Public Facilities Authority Hospital
            Revenue Bonds, Series C                              07/01/19     5.000      400,000       371,380
Aaa/AAA    New Orleans, Louisiana Sewer Service Revenue Bonds    06/01/18     5.000      300,000       284,742
                                                                                                   -----------
                                                                                                       656,122
                                                                                                   -----------
           MASSACHUSETTS--4.21%
Aaa/AAA    Massachusetts State Water Revenues Authority,
            General Purpose-Series A                             11/01/21     5.500      450,000       478,139
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           NEW MEXICO--0.90%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
Aaa/AAA    Central Consolidated School District No.22 San Juan
            County, New Mexico General Obligation School
            Building Bonds                                       08/15/09     5.300     $100,000   $   102,578
                                                                                                   -----------
           NEW YORK--7.53%
A3/A-      New York City, New York-General Obligation Bonds
            Unlimited, Series J                                  08/01/18     5.000      200,000       186,742
Aaa/AAA    New York City, New York-General Obligation Bonds
            Unlimited, Series J                                  02/15/07     5.000      100,000       102,378
Aa3/AA     New York City, New York-Transititional Financial
            Authority Revenue Bonds, Series C                    05/01/19     5.000      250,000       236,625
Aa3/A+     Triborough Bridge & Tunnel Authority, New York,
            Revenue Bonds, General Purpose-Series B              01/01/27     5.200      350,000       329,434
                                                                                                   -----------
                                                                                                       855,179
                                                                                                   -----------
           NORTH CAROLINA--0.93%
Aaa/AAA    City of Charlotte, North Carolina-General
            Obligation Public Improvement Bonds, Series 1994     02/01/08     5.700      100,000       105,835
                                                                                                   -----------
           OHIO--3.64%
Aaa/AAA    Franklin County, Ohio-General Obligation Bonds
            Limited                                              12/01/08     5.100      300,000       309,885
Aaa/AAA    Franklin County, Ohio-General Obligation Bonds
            Limited                                              12/01/11     5.300      100,000       103,233
                                                                                                   -----------
                                                                                                       413,118
                                                                                                   -----------
           OKLAHOMA--0.76%
Aaa/NR     Oklahoma Housing Finance Agency-Single Family
            Mortgage Revenue Bonds (Homeownership Loan
            Program), 1994 Series A-1 (b)                        09/01/07     6.250       85,000        85,845
                                                                                                   -----------
           OREGON--1.89%
A1/A+      City of Portland, Oregon-Sewer System Revenue
            Bonds, 1994 Series A                                 06/01/15     6.250      200,000       214,274
                                                                                                   -----------
           PENNSYLVANIA--0.90%
Aa3/AA     Pennsylvania State General Obligation Bonds
            Unlimited, Refunding & Projects-First Series         04/15/06     5.000      100,000       102,205
                                                                                                   -----------
           PUERTO RICO--2.07%
Baa1/A     Commonwealth of Puerto Rico-Public Improvement
            Refunding Bonds, Series 1992A, General Obligation
            Bonds                                                07/01/14     6.000      100,000       103,307
Baa1/BBB+  Puerto Rico Electric Power Authority-Power Revenue
            Bonds, Series R                                      07/01/17     6.250      125,000       131,569
                                                                                                   -----------
                                                                                                       234,876
                                                                                                   -----------
           RHODE ISLAND--0.89%
Aa2/AA+    Rhode Island Housing & Mortgage Financial
            Corporation, Homeownership Opportunity,
            Series 20-A                                          04/01/17     6.150      100,000       101,340
                                                                                                   -----------
           TENNESSEE--1.77%
A1/AA      Tennessee Housing Development Agency-Mortgage
            Finance Program Bonds, 1994 Series B (b)             01/01/09     6.200      200,000       200,580
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           TEXAS--16.99%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
Aaa/AAA    Baytown, Texas-Water and Sewer Revenue Bonds          02/01/14     5.950     $100,000   $   103,135
Aaa/AAA    Board of Regents of The University of Texas
            System-Permanent University Fund, Refunding Bonds,
            Series 1992A                                         07/01/13     6.250      200,000       205,794
Aaa/AAA    City of Austin, Texas-Combined Utility Systems
            Revenue Refunding Bonds, Series 1994                 05/15/16     6.250       80,000        85,636
Aaa/AAA    Collin County, Texas-Community College District,
            Consolidated Fund, Revenue Bonds                     02/01/15     5.250      400,000       398,380
Aaa/AAA    Dallas-Fort Worth International Airport-Dallas-Fort
            Worth Regional Airport, Joint Revenue Refunding
            Bonds, Series 1994A                                  11/01/10     6.000      100,000       104,744
Aaa/A+     Flower Mound, Texas-Refunding and Improvement,
            General Obligation Bonds Unlimited                   03/01/17     5.500      200,000       200,976
Aa1/AA+    Harris County, Texas-Tax and Revenue Certificates
            of Obligation, Series 1994                           10/01/13     6.100      125,000       132,617
Aaa/AAA    Mission Texas Consolidated Independent School
            District-General Obligation Bonds Unlimited          02/15/18     4.500      200,000       175,082
AAA/NR     Tarrant County Health Facilities Development
            Corporation-Health System Revenue Bonds, (Harris
            Methodist Health System), Series 1994 (c)            09/01/14     6.000      200,000       217,712
Aaa/AAA    Texas Turnpike Authority-Dallas North Tollway
            System Revenue Bonds, Series 1995 (President
            George Bush Turnpike)                                01/01/15     5.400      100,000       100,388
Aaa/NR     Weslaco, Texas Independent School District General
            Obligation Bonds                                     02/15/13     5.650      100,000       102,712
Aaa/AAA    West University Place, Texas-General Obligation
            Bonds Limited, Permanent Improvement                 02/01/14     5.650      100,000       102,039
                                                                                                   -----------
                                                                                                     1,929,215
                                                                                                   -----------
           UTAH--1.65%
Aa1/AAA    Utah Housing Finance Agency-Single Family Mortgage
            Bonds, 1995 Issue A, (Federally Insured or
            Guaranteed Mortgage Loans) (b)                       07/01/12     7.150       30,000        31,011
Aa1/NR     Utah State Housing Financial Agency-Single Family
            Mortgage Bonds, Series F1                            07/01/13     6.000       55,000        56,635
Aa2/AA     Utah State Housing Financial Agency-Single Family
            Revenue Bonds (b)                                    07/01/21     6.000      100,000       100,306
                                                                                                   -----------
                                                                                                       187,952
                                                                                                   -----------
           VIRGINIA--0.90%
Aaa/AAA    Virginia State Housing Development Authority
            Commonwealth Mortgage Bonds, Series A, Subseries
            A-4 (b)                                              07/01/15     6.300      100,000       102,284
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           WASHINGTON--12.85%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
Aaa/AAA    City of Richland, Washington-Water and Sewer
            Improvement Revenue Bonds, 1993                      04/01/07     5.550     $300,000   $   311,082
NR/AAA     King County, Washington-Department of Metropolitan
            Services, Limited Tax General Obligation Bonds,
            1994 Series A                                        01/01/08     5.800      200,000       211,080
Aa1/AA+    King County, Washington-Limited Tax General
            Obligation and Refunding Bonds, 1993 Series A        12/01/10     6.000      100,000       104,757
Aaa/AAA    Municipality of Metropolitan Seattle Sewer
            Refunding Revenue Bonds, Series X                    01/01/15     5.400      100,000       100,244
Aa1/AA+    Port of Seattle, Washington-General Obligation
            Bonds (b)                                            05/01/14     5.750      100,000       102,023
Aaa/AAA    Seattle, Washington-Municipal Light & Power Revenue
            Bonds, Series B                                      06/01/24     5.000      100,000        91,917
Aa1/AA+    State of Washington-General Obligation Bonds,
            Series 1994B                                         05/01/09     5.750      100,000       103,390
Aa1/AA+    State of Washington-General Obligation Bonds,
            Series 1994B                                         09/01/16     6.000      100,000       102,602
Aa1/AA+    State of Washington-General Obligation Bonds
            Unlimited, Series B                                  05/01/18     5.500      300,000       306,459
Aaa/AAA    Washington State Public Power Supply System Nuclear
            Project Number 1 Refunding Revenue Bonds,
            Series C                                             07/01/10     5.500       25,000        25,948
                                                                                                   -----------
                                                                                                     1,459,502
                                                                                                   -----------
           WISCONSIN--1.82%
Aa2/AA     City of Green Bay-General Obligation Refunding
            Bonds, Series 1994B                                  04/01/09     5.900      200,000       206,552
                                                                                                   -----------
                                                                   TOTAL MUNICIPAL BONDS--96.95%
                                                                              (Cost $10,805,394)    11,011,182
                                                                                                   -----------
COMMERCIAL PAPER
           GOVERNMENT AGENCIES--1.32%
           Federal Home Loan Bank                                09/01/00     6.400      150,000       150,000
                                                                                                   -----------
                                                                   TOTAL COMMERCIAL PAPER--1.32%
                                                                                 (Cost $150,000)       150,000
                                                                                                   -----------
                                                                       TOTAL INVESTMENTS--98.27%
                                                                              (Cost $10,955,394)    11,161,182
                                                  CASH AND OTHER ASSETS, LESS LIABILITIES--1.73%       196,367
                                                                                                   -----------
                                                                       TOTAL NET ASSETS--100.00%   $11,357,549
                                                                                                   ===========

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

(b) Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $ 11,161,182
Cash                                                                29,780
Prepaid expenses                                                    25,291
Receivable for:
  Capital stock sold                                                   200
  Interest                                                         151,488
  Expense reimbursement                                              2,383
Other assets                                                         3,211
                                                              ------------
                                                TOTAL ASSETS    11,373,535
                                                              ------------
LIABILITIES
Distribution payable                                                 2,366
Accrued:
  Investment advisory fee                                            4,784
  Service fee                                                        2,392
Other liabilities                                                    6,444
                                                              ------------
                                           TOTAL LIABILITIES        15,986
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 11,357,549
                                                              ============
NET ASSETS:
Class A                                                       $    211,755
--------------------------------------------------------------------------
Class B                                                       $    115,025
--------------------------------------------------------------------------
Class C                                                       $      1,029
--------------------------------------------------------------------------
Class T                                                       $ 11,029,740
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              $ 11,357,549
--------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       20,493
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       11,143
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                          100
--------------------------------------------------------------------------
Class T:
  Authorized                                                    21,000,000
  Outstanding                                                    1,075,977
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.33
  Offering price per share: (Net Assets value of $10.33 /
   95.25%)                                                    $      10.85
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.32
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.27
  Offering price per share: (Net Assets value of $10.27 /
   99.00%)                                                    $      10.37
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.25
  Offering price per share: (Net Assets value of $10.25 /
   95.5%)                                                     $      10.73
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                      $ 629,833
EXPENSES
Investment advisory fees                                         56,294
Service fees                                                     28,147
Professional fees                                                 7,212
Custody and transaction fees                                     10,367
Directors' fees                                                   5,448
Qualification fees                                               14,830
Shareholder reporting expenses                                    1,411
Insurance expenses                                                1,511
Distribution fees                                                 1,367
                                                              ---------
                                              TOTAL EXPENSES    126,587
                                    LESS EXPENSES REIMBURSED    (40,785)
                                                              ---------
                                                NET EXPENSES     85,802
                                                              ---------
INVESTMENT INCOME--NET                                          544,031
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                               18,893
  Change in unrealized appreciation of investments for the
   year                                                         111,378
                                                              ---------
NET GAIN ON INVESTMENTS                                         130,271
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 674,302
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED AUGUST 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              -------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   544,031    $   526,797
  Net realized gain on investments                                  18,893         26,918
  Change in unrealized appreciation (depreciation)                 111,378       (608,365)
                                                               -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations                                                      674,302        (54,650)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                         (9,117)        (2,378)
    Class B                                                         (4,530)        (1,020)
    Class C                                                           (168)          (333)
    Class T                                                       (530,234)      (523,038)
  Capital Gains
    Class A                                                            (87)            --
    Class B                                                            (33)            --
    Class C                                                             (3)            --
    Class T                                                         (4,932)            --
                                                               -----------    -----------
    Total distributions from shareholders                         (549,104)      (526,769)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         14,295        202,353
    Class B                                                            433        116,889
    Class C                                                         (4,580)         6,889
    Class T                                                       (309,997)       729,824
                                                               -----------    -----------
    Total net capital share transactions                          (299,849)     1,055,955
                                                               -----------    -----------
TOTAL INCREASE (DECREASE)                                         (174,651)       474,536
NET ASSETS
  Beginning of Year                                             11,532,200     11,057,664
                                                               -----------    -----------
  End of Year                                                  $11,357,549    $11,532,200
                                                               ===========    ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

TAX FREE FUND

                                                                                        CLASS T
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2000           1999           1998           1997           1996
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.14        $ 10.64        $ 10.27        $  9.93        $  9.95
      Investment income--net                               0.49           0.48           0.49           0.51           0.53
      Net realized and unrealized gain (loss) on
       investments                                         0.12          (0.50)          0.37           0.33          (0.02)
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.61          (0.02)          0.86           0.84           0.51
      Less distributions from
       Investment income--net                             (0.49)         (0.48)         (0.49)         (0.50)         (0.53)
      Capital gains                                       (0.01)            --             --             --             --
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.50)         (0.48)         (0.49)         (0.50)         (0.53)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.25        $ 10.14        $ 10.64        $ 10.27        $  9.93
                                                        =======        =======        =======        =======        =======
                                          Total Return     6.16 %        (0.28)%         8.58 %         8.61 %         5.18 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $11,030        $11,218        $11,058        $10,700        $ 9,148
      Ratio of expenses with reimbursement to average
       net assets                                          0.75 %         0.73 %         0.75 %         0.54 %           --
      Ratio of expenses without reimbursement to
       average net assets                                  1.11 %         1.23 %         1.25 %         1.27 %         1.18 %
      Ratio of net investment income to average net
       assets                                              4.84 %         4.53 %         4.60 %         4.97 %         5.27 %
      Portfolio turnover rate                              7.61 %         5.09 %        12.77 %        22.15 %        18.44 %

                                             CLASS A SHARES                     CLASS B SHARES            CLASS C SHARES
                                    --------------------------------   --------------------------------   ------------
                                                      PERIOD FROM                        PERIOD FROM
                                     YEAR ENDED     JANUARY 1, 1999     YEAR ENDED     JANUARY 1, 1999     YEAR ENDED
                                     AUGUST 31,      TO AUGUST 31,      AUGUST 31,      TO AUGUST 31,      AUGUST 31,
                                    -------------   ----------------   -------------   ----------------   ------------
                                        2000              1999             2000              1999             2000
                                    -------------   ----------------   -------------   ----------------   ------------
    Net Asset Value, Beginning of
     Period                         $  10.22         $  10.68          $  10.20         $  10.68          $ 10.14
    Investment income--net              0.46             0.21              0.41             0.18             0.42
    Net realized and unrealized
     gain (loss) on investments         0.12            (0.46)             0.13            (0.48)            0.14
                                    --------         --------          --------         --------          -------
    Total from Investment
     Operations                         0.58            (0.25)             0.54            (0.30)            0.56
    Less distributions from
      Investment income--net           (0.46)           (0.21)            (0.41)           (0.18)           (0.42)
    Capital gains                      (0.01)              --             (0.01)              --            (0.01)
                                    --------         --------          --------         --------          -------
               Total Distributions     (0.47)           (0.21)            (0.42)           (0.18)           (0.43)
                                    --------         --------          --------         --------          -------
    Net Asset Value, End of Period  $  10.33         $  10.22          $  10.32         $  10.20          $ 10.27
                                    ========         ========          ========         ========          =======
                      Total Return      5.86 %          (2.37)%**          5.47 %          (2.85)%**         5.72 %
                                    ========         ========          ========         ========          =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period       $211,755         $194,917          $115,025         $113,143          $ 1,029
    Ratio of expenses with
     reimbursement to average net
     assets                             1.00 %           1.51 %*           1.50 %           2.01 %*          1.75 %
    Ratio of expenses without
     reimbursement to average net
     assets                             1.35 %           2.02 %*           1.87 %           2.52 %*          3.77 %
    Ratio of net investment income
     to average net assets              4.59 %           3.69 %*           4.12 %           3.20 %*          3.89 %
    Portfolio turnover rate             7.61 %           5.09 %            7.61 %           5.09 %           7.61 %

                                   CLASS C SHARES
                                    ----------------
                                      PERIOD FROM
                                    JANUARY 1, 1999
                                     TO AUGUST 31,
                                    ----------------
                                          1999
                                    ----------------
    Net Asset Value, Beginning of
     Period                           $ 10.68
    Investment income--net               0.25
    Net realized and unrealized
     gain (loss) on investments         (0.54)
                                      -------
    Total from Investment
     Operations                         (0.29)
    Less distributions from
      Investment income--net            (0.25)
    Capital gains
                                      -------
               Total Distributions      (0.25)
                                      -------
    Net Asset Value, End of Period    $ 10.14
                                      =======
                      Total Return      (2.72)%**
                                      =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period         $ 5,657
    Ratio of expenses with
     reimbursement to average net
     assets                              2.28 %*
    Ratio of expenses without
     reimbursement to average net
     assets                              2.78 %*
    Ratio of net investment income
     to average net assets               2.92 %*
    Portfolio turnover rate              5.09 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT         VALUE
COMPUTER RELATED--2.63%
Hewlett-Packard Company                           09/05/00    6.46       $ 1,429,000   $ 1,427,972

ELECTRIC POWER--2.49%
Georgia Power Company                             09/07/00    6.52         1,353,000     1,351,522

FINANCIAL SERVICES--4.17%
CSW Credit Incorporated                           09/07/00    6.49         2,265,000     2,262,548

GOVERNMENT AGENCIES--84.94%
Federal Farm Credit Bank                          09/29/00    6.36        14,312,000    14,240,738
Federal Home Loan Bank                            09/01/00    6.40         4,207,000     4,207,000
Federal Home Loan Bank                            09/06/00    6.39         3,544,000     3,540,850
Federal Home Loan Bank                            09/08/00    6.41         5,400,000     5,393,265
Federal Home Loan Mortgage Corporation            09/05/00    6.40         4,380,000     4,376,882
Federal Home Loan Mortgage Corporation            09/12/00    6.41         4,244,000     4,235,674
Federal Home Loan Mortgage Corporation            09/19/00    6.42         6,168,000     6,148,166
Federal National Mortgage Association             09/15/00    6.46         3,954,000     3,944,063
                                                                                       -----------
                                                                                        46,086,638

RETAIL--GENERAL--5.75%
Nordstrom Incorporated                            09/11/00    6.50         3,123,000     3,117,358
                                                                                       -----------
                                                           TOTAL INVESTMENTS--99.98%
                                                                  (Cost $54,246,038)    54,246,038
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--0.02%        11,548
                                                                                       -----------
                                                           TOTAL NET ASSETS--100.00%   $54,257,586
                                                                                       ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                            $54,246,038
Cash                                                               14,082
Prepaid expenses                                                    5,457
Receivable for:
  Distributions                                                     9,407
  Capital stock sold                                                3,778
                                                              -----------
                                                TOTAL ASSETS   54,278,762
                                                              -----------
LIABILITIES
Accrued:
  Investment advisory fee                                           7,868
  Service fee                                                       7,868
Other liabilities                                                   5,440
                                                              -----------
                                           TOTAL LIABILITIES       21,176
                                                              -----------
                                                  NET ASSETS  $54,257,586
                                                              ===========
Shares of capital stock standing, (1,000,000,000 shares
 authorized, $.01 par value per share)                         54,257,586
                                                              ===========
Net asset value                                               $      1.00
                                                              ===========

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $2,311,217
EXPENSES
Investment advisory fees                                          86,927
Service fees                                                      86,927
Professional fees                                                  7,382
Custody and transaction fees                                      26,939
Directors' fees                                                    5,447
Qualification fees                                                32,359
Shareholder reporting expenses                                     2,755
Insurance expenses                                                 1,677
Other                                                                625
                                                              ----------
                                              TOTAL EXPENSES     251,038
                                    LESS EXPENSES REIMBURSED     (63,993)
                                                              ----------
                                                NET EXPENSES     187,045
                                                              ----------
INVESTMENT INCOME--NET                                        $2,124,172
                                                              ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                                    PERIOD FROM
                                                                    YEAR ENDED    JANUARY 1, 1999
                                                                    AUGUST 31,           TO
                                                                       2000        AUGUST 31,1999
                                                                    -----------   ----------------
      INCREASE IN NET ASSETS FROM OPERATIONS
        Investment income--net                                      $ 2,124,172     $   137,393
      DISTRIBUTIONS TO SHAREHOLDERS FROM
        Investment income--net                                       (2,124,172)       (137,393)
      CAPITAL SHARE TRANSACTIONS--NET                                43,576,105      10,681,481
                                                                    -----------     -----------
      TOTAL INCREASE                                                 43,576,105      10,681,481
      NET ASSETS
        Beginning of Period                                          10,681,481              --
                                                                    -----------     -----------
        End of Period                                               $54,257,586     $10,681,481
                                                                    ===========     ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

                                                                                     PERIOD FROM
                                                                     YEAR ENDED    JANUARY 1, 1999
                                                                     AUGUST 31,     TO AUGUST 31,
                                                                    ------------   ----------------
                                                                        2000             1999
                                                                    ------------   ----------------
      Net Asset Value, Beginning of Period                          $  1.00          $  1.00
      Investment income--net                                           0.05             0.03
                                                                    -------          -------
                                  Total from Investment Operations     0.05             0.03
      Less distributions from
       Investment income--net                                         (0.05)           (0.03)
                                                                    -------          -------
                                               Total Distributions    (0.05)           (0.03)
                                                                    -------          -------
      Net Asset Value, End of Period                                $  1.00          $  1.00
                                                                    =======          =======
                                                      Total Return     5.56 %           2.89 %**
                                                                    =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $54,258          $10,681
      Ratio of expenses with reimbursement to average net assets       0.49 %           0.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.66 %           1.22 %*
      Ratio of net investment income to average net assets             5.58 %           4.45 %*

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  August 31, 2000
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Funds"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds' name change and the names of each of Funds' series became effective January 1, 1999. The Funds are comprised of the SM&R Government Bond Fund ("Government Bond Fund"), SM&R Primary Fund ("Primary Fund"), SM&R Tax Free Fund ("Tax Free Fund"), and SM&R Money Market Fund ("Money Market Fund"). Operations commenced March 16, 1992, for the Government Bond Fund and Primary Fund. The Tax Free Fund began operations September 9, 1993 and the Money Market Fund commenced operations January 1, 1999.

The Funds adopted the Multiple Class Plan for two of the Funds' series: the Government Bond Fund and the Tax Free Fund. Each had a single class of shares, and are offering three new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 4.75% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; and the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan. The Primary Fund and Money Market Fund have one class of shares, subject to no sales charge and no 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1999, the funds' tax year-end, the Government Bond Fund and the Primary Fund had capital loss carryforwards that will expire in 2004 of approximately $247,000 and $42,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
      SM&R GOVERNMENT BOND FUND
      The Government Bond Fund invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R PRIMARY FUND
      The Primary Fund's objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

      SM&R TAX FREE FUND
      The Tax Free Fund's objective is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R MONEY MARKET FUND
      The Money Market Fund's objective is to seek the highest current income consistent with the stability of principal and maintenance of liquidity. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Distribution and qualification fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

The organizational cost for the Money Market Fund and the Government Bond and Tax Free Funds' Class A, Class B and Class C shares were paid by Securities Management and Research, Inc.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT BOND FUND
TAX FREE FUND

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                        0.50%
Exceeding $100,000,000 but not exceeding $300,000,000             0.45%
Exceeding $300,000,000                                            0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
PRIMARY FUND

All average daily net assets                                    0.50%

MONEY MARKET FUND

All average daily net assets                                    0.25%

ADMINISTRATIVE SERVICE FEES:
Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Not exceeding $100,000,000                                       0.25%
Exceeding $100,000,000 but not exceeding $200,000,000            0.20%
Exceeding $200,000,000 but not exceeding $300,000,000            0.15%
Exceeding $300,000,000                                           0.10%

SM&R has agreed to reimburse the Funds for regular operating expenses in excess of 1.25% per annum of the average daily net assets, except for the Money Market Fund which is in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets, the Tax Free Fund for regular operating expenses in excess of 0.75% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets for the year ended August 31, 2000.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, for two of the Funds' series: the Government Bond Fund and the Tax Free Fund, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the year ended August 31, 2000, the Government Bond Fund and Tax Free Fund paid $620 and $1,123, respectively as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
SM&R, as principal underwriter, received as sales charges on sales of Class T, A and C shares, for the year ended August 31, 2000, of capital stock of the Funds as follows:

                                                                   SALES
                                                                  CHARGES
                                                              RECEIVED BY SM&R
Government Bond Fund                                               $5,425
Tax Free Fund                                                      $5,139

For the year ended August 31, 2000, SM&R received $2,005 for contingent deferred sales charges imposed on the redemptions of Class B and C shares of capital stock of the Funds.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of August 31, 2000, SM&R and American National had the following ownership in the Funds:

                                   SM&R                      AMERICAN NATIONAL
                       -----------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Government Bond          540,895          23%             779,587          34%
Primary                       --           --          18,652,277          69%
Tax Free                 138,113          12%             689,069          62%
Money Market             621,937           1%           1,450,606           3%

The Funds pay directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                            PURCHASES      SALES
                                            ----------   ----------
Government Bond                             $6,932,730   $6,755,415
Primary                                     $  986,260   $  932,940
Tax Free                                    $  824,156   $  909,465

Gross unrealized appreciation and depreciation as of August 31, 2000, were as follows:

                                              APPRECIATION   DEPRECIATION
                                              ------------   ------------
Government Bond                                 $167,115       $615,850
Primary                                         $ 40,542       $249,347
Tax Free                                        $351,700       $145,912

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK
GOVERNMENT BOND FUND

                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 2000                   AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares:
    Class T                                                        33,153   $    333,468             85,399   $    902,135
    Class A                                                         7,359         74,194              6,805         70,359
    Class B                                                         6,844         69,573                742          7,870
    Class C                                                            --             --              1,073         11,000
                                                              -----------   ------------        -----------   ------------
    Total sale of capital shares                                   47,356        477,235             94,019        991,364
  Investment income dividends reinvested:
    Class T                                                       130,341      1,301,759            124,312      1,298,156
    Class A                                                           424          4,274                 43            444
    Class B                                                           119          1,194                 20            209
    Class C                                                            55            547                 13            131
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                  130,939      1,307,774            124,388      1,298,940
  Redemptions of capital shares outstanding:
    Class T                                                      (194,661)    (1,957,100)          (159,122)    (1,662,604)
    Class A                                                        (1,966)       (19,777)              (101)        (1,040)
    Class B                                                           (16)          (164)                --             --
    Class C                                                            --             --                 --             --
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding              (196,643)    (1,977,041)          (159,223)    (1,663,644)
                                                              -----------   ------------        -----------   ------------
  Net increase (decrease) in capital shares outstanding           (18,348)  $   (192,032)            59,184   $    626,660
                                                                            ============                      ============
  Shares outstanding at beginning of year                       2,321,909                         2,262,725
                                                              -----------                       -----------
  Shares outstanding at end of year                             2,303,561                         2,321,909
                                                              ===========                       ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 23,845,133
  Accumulated net realized loss on investments                                  (251,720)
  Net unrealized depreciation of investments                                    (448,735)
                                                                            ------------
  Net Assets                                                                $ 23,144,678
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
PRIMARY FUND

                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 2000                   AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares                                       21,140,119   $ 21,001,328         33,873,860   $ 33,873,860
  Investment income dividends reinvested                        1,449,798      1,438,972          1,473,935      1,473,949
  Redemptions of capital shares outstanding                   (26,441,561)   (26,302,235)       (39,022,829)   (39,022,829)
                                                              -----------   ------------        -----------   ------------
  Net decrease in capital shares outstanding                   (3,851,644)  $ (3,861,935)        (3,675,034)  $ (3,675,020)
                                                                            ============                      ============
  Shares outstanding at beginning of year                      30,907,621                        34,582,655
                                                              -----------                       -----------
  Shares outstanding at end of year                            27,055,977                        30,907,621
                                                              ===========                       ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 27,045,682
  Accumulated net realized loss on investments                                   (42,231)
  Net unrealized depreciation of investments                                    (208,805)
                                                                            ------------
  Net Assets                                                                $ 26,794,646
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
TAX FREE FUND

                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 2000                   AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares:
    Class T                                                        18,937   $    187,768              72,51   $    769,888
    Class A                                                           659          6,645             19,748        209,198
    Class B                                                         6,417         64,470             11,098        116,931
    Class C                                                            --             --              2,475         26,359
                                                              -----------   ------------        -----------   ------------
    Total sale of capital shares                                   26,013        258,883            105,835      1,122,376
  Investment income dividends reinvested:
    Class T                                                        51,268        511,492             48,162        507,956
    Class A                                                           898          9,035                226          2,345
    Class B                                                           451          4,530                 98          1,019
    Class C                                                            15            161                 32            333
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                   52,632        525,218             48,518        511,653
  Distributions from net realized gain reinvested:
    Class T                                                           486          4,837                 --             --
    Class A                                                             9             87                 --             --
    Class B                                                             3             33                 --             --
    Class C                                                             1              3                 --             --
                                                              -----------   ------------        -----------   ------------
    Total distributions from net realized gain reinvested             499          4,960                 --             --
                                                              -----------   ------------        -----------   ------------
  Redemptions of capital shares outstanding:
    Class T                                                      (100,936)    (1,014,094)           (53,448)      (548,020)
    Class A                                                          (145)        (1,472)              (902)        (9,190)
    Class B                                                        (6,820)       (68,600)              (104)        (1,061)
    Class C                                                          (474)        (4,744)            (1,949)       (19,803)
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding              (108,375)    (1,088,910)           (56,403)      (578,074)
                                                              -----------   ------------        -----------   ------------
  Net increase (decrease) in capital shares outstanding           (29,231)  $   (299,849)            97,950   $  1,055,955
                                                                            ============                      ============
  Shares outstanding at beginning of year                       1,136,944                         1,038,994
                                                              -----------                       -----------
  Shares outstanding at end of year                             1,107,713                         1,136,944
                                                              ===========                       ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 11,132,433
  Accumulated net realized gain on investments                                    19,328
  Net unrealized appreciation of investments                                     205,788
                                                                            ------------
  Net Assets                                                                $ 11,357,549
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
MONEY MARKET

                                                                       YEAR ENDED               EIGHT MONTHS ENDED
                                                                    AUGUST 31, 2000              AUGUST 31, 1999
                                                              ----------------------------   ------------------------
                                                                 SHARES         AMOUNT         SHARES       AMOUNT
                                                              ------------   -------------   ----------   -----------
  Sale of capital shares                                       220,566,832   $ 220,566,832   13,546,991   $13,546,991
  Investment income dividends reinvested                         2,127,625       2,127,625      138,407       138,407
  Redemptions of capital shares outstanding                   (179,118,352)   (179,118,352)  (3,003,917)   (3,003,917)
                                                              ------------   -------------   ----------   -----------
  Net increase in capital shares outstanding                    43,576,105   $  43,576,105   10,681,481   $10,681,481
                                                                             =============
  Shares outstanding at beginning of period                     10,681,481                           --
                                                              ------------                   ----------
  Shares outstanding at end of period                           54,257,586                   10,681,481
                                                              ============                   ==========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                 $  54,257,586
                                                                             -------------
  Net Assets                                                                 $  54,257,586
                                                                             =============

SUBSEQUENT EVENTS

The Funds and SM&R have determined that it is in the best interest of the Funds and the Class C Shareholders to eliminate Class C shares. Class C shares will be automatically converted, at net asset value, to Class A shares of the Funds effective November 1, 2000. On and after that date Class C shares will no longer be available for sale and considered closed.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
SM&R Investments, Inc.

We have audited the accompanying statements of assets and liabilities of SM&R Investments, Inc. comprised of SM&R Government Bond Fund, SM&R Primary Fund, SM&R Tax Free Fund and SM&R Money Market Fund, including the schedule of investments as of August 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999) and the financial highlights for each of the three years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 1997 were audited by other auditors whose report dated October 10, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Investments, Inc. as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999) and the financial highlights for each of the three years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999), in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
September 29, 2000

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R GROWTH FUND



COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--0.90%
Boeing Company                   28,000   $  1,848,000
AUTO & TRUCK MANUFACTURERS--1.04%
DaimlerChrysler AG                8,541        351,889
Ford Motor Company               43,354      1,016,109
General Motors Corporation       14,700        748,781
                                          ------------
                                             2,116,779
BANKS--6.30%
Bank of America
 Corporation                     40,000      1,835,000
Comerica, Incorporated           40,000      2,375,000
Morgan (J.P.) & Company          15,000      2,482,500
PNC Financial Services
 Group                           30,000      2,191,875
U.S. Bancorp                     60,700      1,771,681
Wells Fargo Company              40,000      2,227,500
                                          ------------
                                            12,883,556
BEVERAGES--2.54%
Anheuser-Busch Companies,
 Incorporated                    74,000      3,367,000
Coca-Cola Company                30,000      1,828,125
                                          ------------
                                             5,195,125
BIO/SPECIALTY PHARMACEUTICALS--4.03%
Amgen Incorporated*              17,900      1,144,481
Enzon, Incorporated*             28,400      1,762,575
Genentech, Incorporated*         14,000      1,141,000
Millennum Pharmaceuticals,
 Incorporated*                   27,100      1,676,813
Pharmacia Corporation            41,200      2,513,200
                                          ------------
                                             8,238,069
COMMUNICATION EQUIPMENT--2.65%
Corning Incorporated             12,000        633,750
JDS Uniphase Corporation*        10,200        425,212
Nortel Networks
 Corporation                    136,000      4,360,500
                                          ------------
                                             5,419,462
COMPUTER RELATED--7.38%
Cisco Systems,
 Incorporated*                  112,800      4,314,600
EMC Corporation*                 90,000      5,985,000
Network Appliance,
 Incorporated*                    7,600        488,181
Sun Microsystems,
 Incorporated*                  154,400      4,303,900
                                          ------------
                                            15,091,681



COMMON STOCK                   SHARES        VALUE
COMPUTER SOFTWARE/SERVICES--4.43%
Exodus Communications,
 Incorporated*                    9,600   $    192,000
Inktomi Corporation*              4,900         87,588
Microsoft Corporation*           29,100      1,265,850
Oracle Corporation*              18,800        546,375
Peregrine Systems,
 Incorporated*                   12,200        240,950
QLogic Corporation*               5,600        431,200
VERITAS Software
 Corporation*                    71,850      6,286,875
                                          ------------
                                             9,050,838
COSMETICS/TOILETRIES--1.70%
Procter & Gamble Company         44,200      3,466,937
DRUGS--5.86%
American Home Products
 Corporation                     42,700      2,713,585
Bristol-Myers Squibb
 Company                         37,400      2,765,263
Merck & Company,
 Incorporated                    40,000      3,745,000
Pfizer, Incorporated             59,800      2,750,800
                                          ------------
                                            11,974,648
ELECTRIC POWER--3.88%
AES Corporation (The)*           22,000      1,218,250
Calpine Corporation*            120,400      5,425,525
Southern Energy,
 Incorporated*                   45,500      1,288,219
                                          ------------
                                             7,931,994
ELECTRICAL EQUIPMENT--4.43%
General Electric Company        189,000      9,060,187
ELECTRONICS--1.25%
PMC-Sierra, Incorporated*         4,300        338,088
Vitesse Semiconductor
 Corporation*                     8,800        486,750
Waters Corporation*              15,500      1,294,250
Xilinx, Incorporated*             9,600        442,800
                                          ------------
                                             2,561,888
ENERGY-MISCELLANEOUS--0.59%
NRG Energy, Incorporated*        43,000      1,195,937
EXPLORATION/DRILLING--1.64%
Anadarko Petroleum
 Corporation                     11,560        821,685
Global Marine,
 Incorporated*                   32,000        908,000
Kerr-McGee Corporation           13,000        870,188
Tidewater, Incorporated          17,000        754,375
                                          ------------
                                             3,354,248

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R GROWTH FUND, CONTINUED



COMMON STOCK                   SHARES        VALUE
FINANCIAL SERVICES--7.02%
American General
 Corporation                     20,000   $  1,630,000
Citigroup, Incorporated         159,000      8,118,937
Countrywide Credit
 Industries, Incorporated        44,000      2,211,000
Morgan Stanley, Dean
 Witter, Discover and
 Company                         30,000      2,377,500
                                          ------------
                                            14,337,437
FOOD PRODUCERS--3.86%
IBP, Incorporated                58,000      1,551,500
McCormick & Company,
 Incorporated                    58,000      2,091,625
Sensient Technologies
 Corporation                    100,000      2,275,000
Smithfield Foods,
 Incorporated*                   65,000      1,976,000
                                          ------------
                                             7,894,125
FOOD RETAILERS--2.14%
Albertson's, Incorporated        40,000      1,060,000
Safeway, Incorporated*           53,000      3,312,500
                                          ------------
                                             4,372,500
FURNITURE/APPLIANCES/TOOLS--0.74%
Black & Decker Corporation       38,200      1,499,350
HOMEBUILDING/SUPPLIES--0.51%
Centex Corporation               27,700      1,040,481
INSURANCE COMPANIES--2.32%
CIGNA Corporation                33,000      4,365,900
Conseco, Incorporated            28,800        379,800
                                          ------------
                                             4,745,700
LEISURE TIME/GAMING-0.46%
Brunswick Corporation            57,000        936,938
MANUFACTURING-DIVERSIFIED--1.90%
Minnesota Mining and
 Manufacturing Company           11,900      1,433,950
Tyco International LTD           44,000      2,442,000
                                          ------------
                                             3,875,950
MEDICAL PRODUCTS/SUPPLIES--3.65%
Beckman Coulter,
 Incorporated                    36,000      1,509,750
Johnson & Johnson                30,000      3,151,875
Medtronic, Incorporated          21,400      1,292,025
Molecular Devices
 Corporation*                    22,100      1,512,469
                                          ------------
                                             7,466,119
METALS & MINING--0.74%
Alcoa Incorporated               45,200      1,514,200
NATURAL GAS--3.74%
Enron Corporation                92,000      7,647,500
OIL DOMESTIC--1.89%
Unocal Corporation              100,000      3,868,750



COMMON STOCK                   SHARES        VALUE
OIL INTERNATIONAL--4.71%
BP Amoco PLC ADR                 60,000   $  2,872,500
Chevron Corporation              44,000      3,715,250
Royal Dutch Petroleum
 Company ADR                     50,000      3,028,125
                                          ------------
                                             9,615,875
RAILROADS--0.50%
Canadian Pacific LTD             35,800      1,022,538
RETAIL-DISCOUNT--1.56%
Wal-Mart Stores,
 Incorporated                    60,000      3,187,500
RETAIL-GENERAL--1.20%
Federated Department
 Stores, Incorporated*           37,000      1,295,000
Kohl's Corporation*              19,100      1,165,100
                                          ------------
                                             2,460,100
RETAIL-SPECIALTY--0.70%
Group 1 Automotive,
 Incorporated*                   70,000        656,250
Lowe's Companies,
 Incorporated                    17,500        778,750
                                          ------------
                                             1,435,000
SEMICONDUCTORS--0.95%
Broadcom Corporation
 (Class A)*                       3,300        278,850
Conexant Systems,
 Incorporated*                    5,200         79,950
Intel Corporation                52,000      1,573,000
                                          ------------
                                             1,931,800
SPECIALTY PRINTING/SERVICES--0.72%
Banta Corporation                58,000      1,474,360
TELECOM-CELLULAR--0.11%
Nextel Communications,
 Incorporated (Class A)*          9,000        222,750
TELECOM-LONG DISTANCE--3.46%
A T & T Corporation             136,660      2,365,926
Qwest Communications
 International
 Incorporated*                   88,826      3,641,866
WorldCom, Incorporated*          76,500      1,071,000
                                          ------------
                                             7,078,792
TELEPHONE--1.54%
Alltel Corporation               47,000      2,934,563
XO Communications,
 Incorporated*                   12,000        213,750
                                          ------------
                                             3,148,313

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R GROWTH FUND, CONTINUED



COMMON STOCK                   SHARES        VALUE
TRUCKING & SHIPPING--0.46%
USFreightways Corporation        31,000   $    932,421
                                          ------------

             TOTAL COMMON STOCK--93.50%
                    (Cost $124,448,771)    191,097,848
                                          ------------
                                FACE
COMMERCIAL PAPER               AMOUNT
COMMUNICATION EQUIPMENT--1.09%
Cox Communication
 Incorporated, 7.90%,
 01/05/01                    $2,236,000      2,234,032

CONSTRUCTION--0.53%
Centex Corporation, 7.90%,
 01/08/01                     1,094,000      1,092,315

ELECTRICAL POWER--0.50%
Empire District Electric
 Company, 7.70%, 01/03/01     1,008,000      1,007,568

ENERGY-MISCELLANEOUS--1.37%
Atmos Energy Corporation,
 8.15%, 01/12/01              2,810,000      2,802,993
FINANCIAL SERVICES--2.58%
Comdisco Incorporated,
 7.80%, 01/02/01              2,681,000      2,680,417
Houston Industries
 FinanceCo L.P., 8.25%,
 01/09/01                     1,858,000      1,854,584
Houston Industries
 FinanceCo L.P., 8.30%,
 01/16/01                       737,000        734,448
                                          ------------
                                             5,269,449
NATURAL GAS--0.39%
Sierra Pacific Power
 Company, 8.00%, 01/04/01       793,000        792,470
                                          ------------

          TOTAL COMMERCIAL PAPER--6.46%
                     (Cost $13,198,827)     13,198,827
                                          ------------
              TOTAL INVESTMENTS--99.96%
                    (Cost $137,647,598)    204,296,675
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.04%         91,262
                                          ------------
                    NET ASSETS--100.00%   $204,387,937
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2000

--------------------------------------------------------------------------------

SM&R GROWTH FUND



ASSETS
Investments in securities, at value                           $204,296,675
Prepaid Expenses                                                    44,360
Receivable for:
  Capital stock sold                                                78,100
  Dividends                                                        129,747
Other assets                                                        93,341
                                                              ------------
                                                TOTAL ASSETS   204,642,223
                                                              ------------
LIABILITIES
Capital stock reacquired                                            94,102
Accrued:
  Investment advisory fee                                           83,535
  Service fee                                                       38,601
Other liabilities                                                   38,048
                                                              ------------
                                           TOTAL LIABILITIES       254,286
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $204,387,937
                                                              ============
NET ASSETS:
Class A                                                       $  6,855,639
--------------------------------------------------------------------------
Class B                                                       $  3,382,202
--------------------------------------------------------------------------
Class T                                                       $194,150,096
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $204,387,937
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                    1,234,983
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                      618,377
--------------------------------------------------------------------------
Class T:
  Authorized                                                   100,000,000
  Outstanding                                                   34,695,803
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       5.55
  Offering price per share: (Net Assets value of
   $5.55/95.00%)                                              $       5.84
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       5.47
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $       5.60
  Offering price per share: (Net Assets value of
   $5.60/94.25%)                                              $       5.94
--------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 2000

--------------------------------------------------------------------------------

SM&R GROWTH FUND



INVESTMENT INCOME
Dividends                                                     $  2,172,128
Interest                                                           686,479
                                                              ------------
                                     TOTAL INVESTMENT INCOME     2,858,607
EXPENSES
Investment advisory fees                                         1,052,620
Service fees                                                       488,484
Professional fees                                                   25,265
Custodian and transactions fees                                     86,200
Directors' fees                                                     23,403
Qualification fees                                                  39,584
Shareholder reporting expenses                                      75,794
Insurance expenses                                                  43,710
Distribution fees                                                   36,782
                                                              ------------
                                                NET EXPENSES     1,871,842
                                                              ------------
INVESTMENT INCOME--NET                                             986,765
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              14,558,315
  Change in unrealized depreciation of investments for the
   year                                                        (34,455,299)
                                                              ------------
NET LOSS ON INVESTMENTS                                        (19,896,984)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(18,910,219)
                                                              ============



STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                                   2000            1999
                                                              --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $    986,765    $    900,553
  Net realized gain on investments                               14,558,315      10,640,352
  Change in unrealized appreciation (depreciation)              (34,455,299)     35,737,960
                                                               ------------    ------------
  Net increase (decrease) in net assets resulting from
   operations                                                   (18,910,219)     47,278,865
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                         (10,454)         (4,775)
    Class B                                                              --              --
    Class C                                                              --              --
    Class T                                                      (1,042,514)       (860,216)
  Capital gains
    Class A                                                        (631,348)       (138,389)
    Class B                                                        (311,450)        (57,657)
    Class C                                                              --          (4,941)
    Class T                                                     (18,212,472)     (8,774,058)
                                                               ------------    ------------
    Total distributions to shareholders                         (20,208,238)     (9,840,036)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                       4,185,521       3,388,463
    Class B                                                       2,428,766       1,388,166
    Class C                                                              --         115,090
    Class T                                                       1,231,804      (9,779,453)
                                                               ------------    ------------
    Total net capital share transactions                          7,846,091      (4,887,734)
                                                               ------------    ------------
TOTAL INCREASE (DECREASE)                                       (31,272,366)     32,551,095
NET ASSETS
  Beginning of year                                             235,660,303     203,109,208
                                                               ------------    ------------
  End of year                                                  $204,387,937    $235,660,303
                                                               ============    ============


See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period.



SM&R GROWTH FUND



                                                                                   CLASS T SHARES
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                        2000            1999            1998            1997            1996
                                                    -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning of Year            $   6.77        $   5.69        $   5.24        $   4.95        $   4.39
      Investment income--net                            0.03            0.03            0.04            0.06            0.05
      Net realized and unrealized gain (loss) on
       investments                                     (0.65)           1.35            0.85            1.03            0.73
                                                    --------        --------        --------        --------        --------
                  Total from Investment Operations     (0.62)           1.38            0.89            1.09            0.78
      Less distributions from
        Investment income--net                         (0.03)          (0.03)          (0.04)          (0.06)          (0.05)
        Capital gains                                  (0.52)          (0.27)          (0.40)          (0.74)          (0.17)
                                                    --------        --------        --------        --------        --------
                               Total Distributions     (0.55)          (0.30)          (0.44)          (0.80)          (0.22)
                                                    --------        --------        --------        --------        --------
      Net Asset Value, End of Year                  $   5.60        $   6.77        $   5.69        $   5.24        $   4.95
                                                    ========        ========        ========        ========        ========
                                    Total Return *     (8.25)%         24.49 %         18.35 %         22.24 %         17.64 %
                                                    ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)       $194,150        $230,203        $203,109        $178,344        $152,758
      Ratio of expenses to average net assets           0.81 %          0.87 %          0.85 %          0.96 %          1.15 %
      Ratio of net investment income to average
       net assets                                       0.47 %          0.44 %          0.69 %          1.03 %          1.02 %
      Portfolio turnover rate                          19.68 %         16.13 %         27.31 %         46.79 %         18.72 %



                                                                   CLASS A SHARES                     CLASS B SHARES
                                                          --------------------------------   --------------------------------
                                                                            PERIOD FROM                        PERIOD FROM
                                                                          JANUARY 1, 1999                    JANUARY 1, 1999
                                                           YEAR ENDED            TO           YEAR ENDED            TO
                                                          DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                          -------------   ----------------   -------------   ----------------
                                                              2000              1999             2000              1999
                                                          -------------   ----------------   -------------   ----------------
      Net Asset Value, Beginning of Year                   $ 6.73            $ 5.69           $ 6.66            $ 5.69
      Investment income (loss)--net                          0.01              0.01            (0.02)               --
      Net realized and unrealized gain (loss) on
       investments                                          (0.66)             1.30            (0.65)             1.24
                                                           ------            ------           ------            ------
                        Total from Investment Operations    (0.65)             1.31            (0.67)             1.24
      Less distributions from
        Investment income--net                              (0.01)               --               --                --
        Capital gains                                       (0.52)            (0.27)           (0.52)            (0.27)
                                                           ------            ------           ------            ------
                                     Total Distributions    (0.53)            (0.27)           (0.52)            (0.27)
                                                           ------            ------           ------            ------
      Net Asset Value, End of Year                         $ 5.55            $ 6.73           $ 5.47            $ 6.66
                                                           ======            ======           ======            ======
                                          Total Return *    (8.76)%           23.45 %          (9.17)%           22.04 %
                                                           ======            ======           ======            ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)              $6,856            $3,776           $3,382            $1,547
      Ratio of expenses to average net assets                1.30 %            1.51 %           1.89 %            2.01 %
      Ratio of net investment loss to average net assets    (0.02)%           (0.19)%          (0.66)%           (0.69)%
      Portfolio turnover rate                               19.68 %           16.13 %          19.68 %           16.13 %



*   Does not include the effect of sales charge.


See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R EQUITY INCOME FUND



COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--2.31%
Boeing Company                   18,600   $  1,227,600
Goodrich (B.F.) Company          75,000      2,728,125
                                          ------------
                                             3,955,725
AUTO & TRUCK MANUFACTURERS--2.04%
Ford Motor Company               88,074      2,064,234
General Motors Corporation       28,000      1,426,250
                                          ------------
                                             3,490,484
BANKS--9.60%
Bank of America
 Corporation                     60,000      2,752,500
Comerica, Incorporated           34,500      2,048,438
Morgan (J.P.) & Company           9,500      1,572,250
PNC Financial Services
 Group                           33,400      2,440,287
U.S. Bancorp                    121,400      3,543,363
Wells Fargo Company              73,500      4,093,031
                                          ------------
                                            16,449,869
BEVERAGES--2.65%
Anheuser-Busch Companies,
 Incorporated                   100,000      4,550,000

BIO/SPECIALTY PHARMACEUTICALS--0.54%
Amgen Incorporated*              14,400        920,700

CHEMICALS--0.92%
Hercules, Incorporated           32,600        621,437
Praxair, Incorporated            21,500        954,063
                                          ------------
                                             1,575,500
COMMUNICATION EQUIPMENT--1.14%
Nortel Networks
 Corporation                     61,000      1,955,812

COMPUTER RELATED--5.26%
Cisco Systems,
 Incorporated*                   52,800      2,019,600
EMC Corporation*                 74,400      4,947,600
Sun Microsystems,
 Incorporated*                   73,200      2,040,450
                                          ------------
                                             9,007,650
COMPUTER SOFTWARE/SERVICES--0.96%
Microsoft Corporation*           38,000      1,653,000

DRUGS--9.21%
Bristol-Myers Squibb
 Company                         37,600      2,780,050
Merck & Company,
 Incorporated                    33,300      3,117,713
Pfizer, Incorporated             58,800      2,704,800
Schering-Plough
 Corporation                     80,000      4,540,000
Watson Pharmaceuticals,
 Incorporated*                   51,600      2,641,275
                                          ------------
                                            15,783,838
ELECTRIC POWER--1.60%
Constellation Energy Group       26,300      1,185,144
DTE Energy Company               40,000      1,557,500
                                          ------------
                                             2,742,644



COMMON STOCK                   SHARES        VALUE
EXPLORATION/DRILLING--3.23%
Anadarko Petroleum
 Corporation                     27,300   $  1,940,484
Kerr-McGee Corporation           27,200      1,820,700
Tidewater, Incorporated          40,000      1,775,000
                                          ------------
                                             5,536,184
FINANCIAL SERVICES--7.22%
Citigroup, Incorporated         130,400      6,658,550
Morgan Stanley, Dean
 Witter, Discover and
 Company                         72,000      5,706,000
                                          ------------
                                            12,364,550
FOODS PRODUCERS--3.40%
ConAgra, Incorporated            40,000      1,040,000
McCormick & Company,
 Incorporated                    70,000      2,524,375
Sensient Technologies
 Corporation                     99,600      2,265,900
                                          ------------
                                             5,830,275
FOODS RETAILERS--0.85%
Albertson's, Incorporated        55,000      1,457,500

FURNITURE/APPLIANCES/TOOLS--2.59%
Black & Decker Corporation       40,000      1,570,000
Whirlpool Corporation            60,000      2,861,250
                                          ------------
                                             4,431,250
INSURANCE COMPANIES--3.07%
CIGNA Corporation                36,600      4,842,180
Conseco, Incorporated            31,100        410,131
                                          ------------
                                             5,252,311
LEISURE TIME/GAMING--0.61%
Brunswick Corporation            63,200      1,038,850

MACHINERY/EQUIPMENT--2.67%
Deere & Company                 100,000      4,581,250

MANUFACTURING-DIVERSIFIED--0.56%
Minnesota Mining and
 Manufacturing Company            7,900        951,950

MEDICAL PRODUCTS/SUPPLIES--4.04%
Abbott Laboratories              43,400      2,102,187
Allergan, Incorporated           19,300      1,868,481
Beckman Coulter,
 Incorporated                    37,200      1,560,075
Johnson & Johnson                13,200      1,386,825
                                          ------------
                                             6,917,568
METALS & MINING--1.03%
Phelps Dodge Corporation         31,500      1,758,094

NATURAL GAS--2.38%
Enron Corporation                49,000      4,073,125

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R EQUITY INCOME FUND, CONTINUED



COMMON STOCK                   SHARES        VALUE
OIL INTERNATIONAL--8.39%
BP Amoco PLC ADR                 47,110   $  2,255,391
Chevron Corporation              30,000      2,533,125
Exxon Mobil Corporation          40,000      3,477,500
Royal Dutch Petroleum
 Company ADR                     51,700      3,131,081
Texaco, Incorporated             48,000      2,982,000
                                          ------------
                                            14,379,097
OIL SERVICES--0.93%
Schlumberger Limited             20,000      1,598,750

PAPER/FOREST PRODUCTS--0.68%
Glatfelter (P.H.) Company        94,000      1,170,300

REAL ESTATE/REITS--4.49%
CenterPoint Properties
 Corporation                     63,000      2,976,750
Crescent Real Estate
 Equities Company                65,000      1,446,250
Hospitality Properties
 Trust                           50,000      1,131,250
Liberty Trust Properties         75,000      2,142,188
                                          ------------
                                             7,696,438
RETAIL-SPECIALTY--0.34%
Lowe's Companies,
 Incorporated                    13,000        578,500

SEMICONDUCTORS--1.08%
Intel Corporation                61,200      1,851,300

SPECIALTY PRINTING/SERVICES--1.67%
Banta Corporation                63,000      1,601,460
Deluxe Corporation               50,000      1,263,500
                                          ------------
                                             2,864,960
TELECOM-LONG DISTANCE--2.01%
A T & T Corporation              41,400        716,738
Qwest Communications
 International
 Incorporated*                   66,466      2,725,106
                                          ------------
                                             3,441,844
TELEPHONE-UTILITY--3.18%
Alltel Corporation               38,250      2,388,234
Verizon Communications           61,000      3,057,625
                                          ------------
                                             5,445,859
TOBACCO--5.53%
Philip Morris Companies
 Incorporated                    87,600      3,854,400
R.J. Reynolds Tobacco
 Holdings, Incorporated          77,749      3,790,264
UST, Incorporated                65,000      1,824,063
                                          ------------
                                             9,468,727



COMMON STOCK                   SHARES        VALUE
TRUCKING & SHIPPING--0.60%
USFreightways Corporation        34,000   $  1,022,655
                                          ------------
             TOTAL COMMON STOCK--96.78%
                    (Cost $118,213,929)    165,796,559
                                          ------------
                                FACE
COMMERCIAL PAPER               AMOUNT

CONSTRUCTION--1.07%
Centex Corporation, 7.90%,
 01/08/01                    $1,836,000      1,833,173

FINANCIAL SERVICES--1.34%
Houston Industries
 FinanceCo L.P., 8.10%,
 01/04/01                     1,995,000      1,993,649
Houston Industries
 FinanceCo L.P., 8.30%,
 01/16/01                       308,000        306,934
                                          ------------
                                             2,300,583
NATURAL GAS--0.75%
Sierra Pacific Power
 Company, 8.00%, 01/02/01     1,278,000      1,277,715
                                          ------------
          TOTAL COMMERCIAL PAPER--3.16%
                      (Cost $5,411,471)      5,411,471
                                          ------------
              TOTAL INVESTMENTS--99.94%
                    (Cost $123,625,400)    171,208,030
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.06%        105,493
                                          ------------
                    NET ASSETS--100.00%   $171,313,523
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2000

--------------------------------------------------------------------------------

SM&R EQUITY INCOME FUND



ASSETS
Investments in securities, at value                           $171,208,030
Cash                                                                 7,703
Prepaid Expenses                                                    39,298
Receivable for:
  Capital stock sold                                                28,923
  Dividends                                                        308,655
Other assets                                                        62,725
                                                              ------------
                                                TOTAL ASSETS   171,655,334
                                                              ------------
LIABILITIES
Capital stock reacquired                                           191,806
Accrued:
  Investment advisory fee                                           99,811
  Service fee                                                       32,787
Other liabilities                                                   17,407
                                                              ------------
                                           TOTAL LIABILITIES       341,811
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $171,313,523
                                                              ============
NET ASSETS:
Class A                                                       $  5,670,908
--------------------------------------------------------------------------
Class B                                                       $  5,323,901
--------------------------------------------------------------------------
Class T                                                       $160,318,714
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $171,313,523
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                      225,137
--------------------------------------------------------------------------
Class B:
Authorized                                                     200,000,000
  Outstanding                                                      215,666
--------------------------------------------------------------------------
Class T:
  Authorized                                                    50,000,000
  Outstanding                                                    6,223,588
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      25.19
  Offering price per share: (Net Assets value of
   $25.19/95.00%)                                             $      26.52
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      24.69
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      25.76
  Offering price per share: (Net Assets value of
   $25.76/94.25%)                                             $      27.33
--------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 2000

--------------------------------------------------------------------------------

SM&R EQUITY INCOME FUND



INVESTMENT INCOME
Dividends                                                     $ 4,045,522
Interest                                                          878,518
                                                              -----------
                                     TOTAL INVESTMENT INCOME    4,924,040
EXPENSES
Investment advisory fees                                        1,236,801
Service fees                                                      405,984
Professional fees                                                  18,401
Custodian and transactions fees                                    71,201
Directors' fees                                                    23,403
Qualification fees                                                 38,823
Shareholder reporting expenses                                     48,380
Insurance expenses                                                 39,858
Distribution fees                                                  51,564
                                                              -----------
                                                NET EXPENSES    1,934,415
                                                              -----------
INVESTMENT INCOME--NET                                          2,989,625
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                              3,180,858
  Change in unrealized appreciation of investments for the
   year                                                         8,015,248
                                                              -----------
NET GAIN ON INVESTMENTS                                        11,196,106
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $14,185,731
                                                              ===========



STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                                   2000            1999
                                                              --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $  2,989,625    $  4,162,424
  Net realized gain on investments                                3,180,858      14,349,426
  Change in unrealized appreciation (depreciation)                8,015,248     (21,207,921)
                                                               ------------    ------------
  Net increase (decrease) in net assets resulting from
   operations                                                    14,185,731      (2,696,071)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                         (84,347)        (78,842)
    Class B                                                         (57,016)        (70,041)
    Class C                                                              --          (3,669)
    Class T                                                      (2,957,638)     (3,930,511)
  Capital gains
    Class A                                                        (280,726)       (275,259)
    Class B                                                        (262,678)       (286,638)
    Class C                                                              --         (17,868)
    Class T                                                      (7,781,154)    (12,377,832)
                                                               ------------    ------------
    Total distributions to shareholders                         (11,423,559)    (17,040,660)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         464,685       5,364,444
    Class B                                                         919,027       4,939,043
    Class C                                                              --         313,991
    Class T                                                     (30,241,097)    (12,451,982)
                                                               ------------    ------------
    Total net capital share transactions                        (28,857,385)     (1,834,504)
                                                               ------------    ------------
TOTAL DECREASE                                                  (26,095,213)    (21,571,235)
NET ASSETS
  Beginning of year                                             197,408,736     218,979,971
                                                               ------------    ------------
  End of year                                                  $171,313,523    $197,408,736
                                                               ============    ============


See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period.



SM&R EQUITY INCOME FUND



                                                                                  CLASS T SHARES
                                                   -----------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                       2000            1999            1998            1997            1996
                                                   -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning of Year           $  25.30        $  28.02        $  26.99        $  25.05        $  22.59
      Investment income--net                           0.46            0.54            0.62            0.63            0.58
      Net realized and unrealized gain (loss) on
       investments                                     1.54           (0.96)           2.50            4.96            3.10
                                                   --------        --------        --------        --------        --------
                 Total from Investment Operations      2.00           (0.42)           3.12            5.59            3.68
      Less distributions from
        Investment income--net                        (0.46)          (0.54)          (0.62)          (0.64)          (0.58)
        Capital gains                                 (1.08)          (1.76)          (1.47)          (3.01)          (0.64)
                                                   --------        --------        --------        --------        --------
                              Total Distributions     (1.54)          (2.30)          (2.09)          (3.65)          (1.22)
                                                   --------        --------        --------        --------        --------
      Net Asset Value, End of Year                 $  25.76        $  25.30        $  28.02        $  26.99        $  25.05
                                                   ========        ========        ========        ========        ========
                                   Total Return *      8.99 %         (1.39)%         12.11 %         22.72 %         16.46 %
                                                   ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)      $160,319        $187,988        $218,980        $198,687        $165,786
      Ratio of expenses to average net assets          1.05 %          1.05 %          1.01 %          1.05 %          1.10 %
      Ratio of net investment income to average
       net assets                                      1.73 %          1.94 %          2.22 %          2.28 %          2.42 %
      Portfolio turnover rate                         22.05 %          9.81 %         19.29 %         39.14 %         27.07 %



                                                                     CLASS A SHARES                     CLASS B SHARES
                                                            --------------------------------   --------------------------------
                                                                              PERIOD FROM                        PERIOD FROM
                                                                            JANUARY 1, 1999                    JANUARY 1, 1999
                                                             YEAR ENDED            TO           YEAR ENDED            TO
                                                            DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                            -------------   ----------------   -------------   ----------------
                                                                2000              1999             2000              1999
                                                            -------------   ----------------   -------------   ----------------
      Net Asset Value, Beginning of Year                     $24.79           $28.02            $24.38           $28.02
      Investment income--net                                   0.36             0.58              0.23             0.47
      Net realized and unrealized gain (loss) on
       investments                                             1.50            (1.47)             1.45            (1.88)
                                                             ------           ------            ------           ------
                          Total from Investment Operations     1.86            (0.89)             1.68            (1.41)
      Less distributions from
        Investment income--net                                (0.38)           (0.58)            (0.29)           (0.47)
        Capital gains                                         (1.08)           (1.76)            (1.08)           (1.76)
                                                             ------           ------            ------           ------
                                       Total Distributions    (1.46)           (2.34)            (1.37)           (2.23)
                                                             ------           ------            ------           ------
      Net Asset Value, End of Year                           $25.19           $24.79            $24.69           $24.38
                                                             ======           ======            ======           ======
                                            Total Return *     8.61 %          (3.01)%            7.95 %          (4.86)%
                                                             ======           ======            ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                $5,671           $4,802            $5,324           $4,343
      Ratio of expenses to average net assets                  1.49 %           1.51 %            1.99 %           2.01 %
      Ratio of net investment income to average net assets     1.32 %           1.53 %            0.74 %           1.03 %
      Portfolio turnover rate                                 22.05 %           9.81 %           22.05 %           9.81 %



*   Does not include the effect of sales charge.


See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R BALANCED FUND



COMMON STOCK                    SHARES        VALUE
AEROSPACE/DEFENSE--0.79%
Boeing Company                     2,200   $   145,200
Goodrich (B.F.) Company            3,136       114,072
                                           -----------
                                               259,272
AUTO & TRUCK MANUFACTURERS--0.88%
Ford Motor Company                 5,768       135,188
General Motors Corporation         3,000       152,812
                                           -----------
                                               288,000
BANKS--3.24%
Bank of America Corporation        5,000       229,375
Comerica, Incorporated             3,750       222,656
PNC Financial Services Group       3,200       233,800
U.S. Bancorp                       5,300       154,694
Wells Fargo Company                4,000       222,750
                                           -----------
                                             1,063,275
BEVERAGES--0.83%
Anheuser-Busch Companies,
 Incorporated                      6,000       273,000

BIO/SPECIALTY PHARMACEUTICALS--0.25%
Amgen Incorporated*                1,300        83,119

CHEMICALS--0.63%
Hercules, Incorporated             2,800        53,375
Praxair, Incorporated              3,500       155,313
                                           -----------
                                               208,688
COMMUNICATION EQUIPMENT--0.59%
Nortel Networks Corporation        6,000       192,375
COMPUTER RELATED--4.80%
Cisco Systems, Incorporated*      12,000       459,000
EMC Corporation*                   9,500       631,750
Sun Microsystems,
 Incorporated*                    17,400       485,025
                                           -----------
                                             1,575,775
COMPUTER SOFTWARE/SERVICES--2.15%
Microsoft Corporation*             6,700       291,450
VERITAS Software
 Corporation*                      4,750       415,625
                                           -----------
                                               707,075
COSMETICS & TOILETRIES--1.41%
Procter & Gamble Company           5,900       462,781

DRUGS--4.87%
Bristol-Myers Squibb Company       3,500       258,781
Merck & Company,
 Incorporated                      3,100       290,237
Pfizer, Incorporated              11,175       514,050
Schering-Plough Corporation        5,100       289,425
Watson Pharmaceuticals,
 Incorporated*                     4,800       245,700
                                           -----------
                                             1,598,193



COMMON STOCK                    SHARES        VALUE
ELECTRIC POWER--0.78%
Allegheny Energy,
 Incorporated                      2,100   $   101,194
DTE Energy Company                 4,000       155,750
                                           -----------
                                               256,944
ELECTRICAL EQUIPMENT--2.37%
General Electric Company          16,200       776,588

EXPLORATION/DRILLING--1.52%
Anadarko Petroleum
 Corporation                       3,818       271,383
Global Marine, Incorporated*       2,800        79,450
Kerr-McGee Corporation             1,200        80,325
Tidewater, Incorporated            1,500        66,562
                                           -----------
                                               497,720
FINANCIAL SERVICES--4.32%
American General Corporation       1,800       146,700
Citigroup, Incorporated           14,000       714,875
Countrywide Credit
 Industries, Incorporated          6,000       301,500
Morgan Stanley, Dean Witter,
 Discover and Company              3,200       253,600
                                           -----------
                                             1,416,675
FOOD PRODUCERS--1.47%
IBP, Incorporated                  5,500       147,125
Sensient Technologies
 Corporation                       8,000       182,000
Smithfield Foods,
 Incorporated*                     5,000       152,000
                                           -----------
                                               481,125
FOOD RETAILERS--1.64%
Albertson's, Incorporated          3,100        82,150
Safeway, Incorporated*             7,300       456,250
                                           -----------
                                               538,400
HOMEBUILDING/SUPPLIES--0.25%
Centex Corporation                 2,200        82,638

INSURANCE COMPANIES--1.38%
CIGNA Corporation                  3,000       396,900
Conseco, Incorporated              4,200        55,387
                                           -----------
                                               452,287
LEISURE TIME/GAMING--0.25%
Brunswick Corporation              5,000        82,188
MANUFACTURING-DIVERSIFIED--1.29%
Minnesota Mining and
 Manufacturing Company               900       108,450
Tyco International LTD             5,700       316,350
                                           -----------
                                               424,800

MEDICAL PRODUCTS/SUPPLIES--1.76%
Allergan, Incorporated             1,800       174,262
Beckman Coulter,
 Incorporated                      3,400       142,588
Johnson & Johnson                  2,500       262,656
                                           -----------
                                               579,506

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R BALANCED FUND, CONTINUED



COMMON STOCK                    SHARES        VALUE
NATURAL GAS--2.03%
Enron Corporation                  8,000   $   665,000

OIL INTERNATIONAL--3.33%
BP Amoco PLC ADR                   5,292       253,354
Chevron Corporation                4,400       371,525
Royal Dutch Petroleum
 Company ADR                       7,700       466,331
                                           -----------
                                             1,091,210
RETAIL-GENERAL--0.32%
Federated Department Stores,
 Incorporated*                     3,000       105,000

RETAIL-SPECIALTY--0.36%
Lowe's Companies,
 Incorporated                      1,500        66,750
Toys 'R' Us, Incorporated*         3,000        50,063
                                           -----------
                                               116,813
SEMICONDUCTORS--1.03%
Intel Corporation                 11,200       338,800

SPECIALTY PRINTING/SERVICES--0.43%
Banta Corporation                  5,500       139,810

TELECOM-LONG DISTANCE--2.10%
A T & T Corporation               12,554       217,341
Qwest Communications
 International Incorporated*       9,238       378,758
WorldCom, Incorporated*            6,600        92,400
                                           -----------
                                               688,499
TELEPHONE--1.58%
Alltel Corporation                 4,400       274,725
Verizon Communications             4,880       244,610
                                           -----------
                                               519,335
TRUCKING & SHIPPING--0.25%
USFreightways Corporation          2,700        81,211
                                           -----------
              TOTAL COMMON STOCK--48.90%
                       (Cost $9,664,638)    16,046,102
                                           -----------
                                 FACE
BONDS AND NOTES                 AMOUNT
AUTO & TRUCK MANUFACTURERS--1.47%
DaimlerChrysler North
 America, 7.20%, 09/01/09     $  500,000       481,570
AUTO PARTS MANUFACTURERS--2.65%
Cooper Tire & Rubber
 Company, 7.75%, 12/15/09      1,000,000       869,344
                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE
BANKS--2.89%
Morgan (J.P.) & Company,
 Incorporated, 6.00%,
 01/15/09                     $  500,000   $   465,833
Royal Bank of Scotland,
 yankee bond, 6.40%,
 04/01/09                        500,000       483,116
                                           -----------
                                               948,949
ELECTRONICS--1.93%
Koninklijke Philips
 Electronics, yankee bond,
 8.375%, 09/15/06                600,000       634,919

GOVERNMENT AGENCIES--5.85%
Federal Home Loan Mortgage
 Corporation, 7.00%,
 09/15/07                      1,000,000     1,013,350
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                  75,060        76,680
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                  21,616        22,212
Federal National Mortgage
 Association, 7.55%,
 04/22/02                        685,000       701,058
Federal National Mortgage
 Association, Pool #041669,
 8.00%, 02/01/17                  16,554        17,112
Federal National Mortgage
 Association, Pool #48974,
 8.00%, 06/01/17                  88,417        91,359
                                           -----------
                                             1,921,771
INSURANCE COMPANIES--1.59%
The Mony Group Incorporated,
 8.35%, 03/15/10                 500,000       520,445

REAL ESTATE/REITS--1.52%
Weingarten Realty Investors,
 7.35%, 07/20/09                 500,000       500,365

U S TREASURY SECURITIES--10.66%
U S Treasury Bond, 6.000%,
 02/15/26                      2,350,000     2,476,085
U S Treasury Note, 5.875%,
 02/15/04                      1,000,000     1,020,467
                                           -----------
                                             3,496,552
                                           -----------
           TOTAL BONDS AND NOTES--28.56%
                       (Cost $8,905,643)     9,373,915
                                           -----------

SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R BALANCED FUND, CONTINUED


COAL, GAS & PIPE--2.73%
                                 FACE
COMMERCIAL PAPER                AMOUNT        VALUE
LOCAP Incorporated, 7.20%,
 01/30/01                     $  901,000   $   895,769

CONSTRUCTION--3.83%
Centex Corporation, 7.90%,
 01/08/01                      1,259,000     1,257,061

ENERGY-MISCELLANEOUS--3.04%
Atmos Energy Corporation,
 8.15%, 01/12/01               1,000,000       997,506

FINANCIAL SERVICES--3.28%
Houston Industries FinanceCo
 L.P., 8.10%, 01/04/01           736,000       735,502
Houston Industries FinanceCo
 L.P., 8.25%, 01/09/01           342,000       341,371
                                           -----------
                                             1,076,873
NATURAL GAS--4.08%
Sierra Pacific Power
 Company, 8.00%, 01/02/01      1,338,000     1,337,702

PAPER/FOREST PRODUCT--2.50%
Potlatch Corporation, 8.25%,
 01/18/01                        824,000       820,786

RETAIL-SPECIALTY--2.73%
The Limited Incorporated,
 7.25%, 01/03/01                 896,000       895,639
                                           -----------
          TOTAL COMMERCIAL PAPER--22.19%
                       (Cost $7,281,336)     7,281,336
                                           -----------
               TOTAL INVESTMENTS--99.65%
                      (Cost $25,851,617)    32,701,353
             CASH AND OTHER ASSETS, LESS
                      LIABILITIES--0.35%       114,656
                                           -----------
                     NET ASSETS--100.00%   $32,816,009
                                           ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2000

--------------------------------------------------------------------------------

SM&R BALANCED FUND



ASSETS
Investments in securities, at value                           $32,701,353
Prepaid Expenses                                                   17,092
Receivable for:
  Capital stock sold                                                9,127
  Dividends                                                        12,122
  Interest                                                        167,736
  Expense reimbursement                                            11,291
Other assets                                                       15,067
                                                              -----------
                                                TOTAL ASSETS   32,933,788
                                                              -----------
LIABILITIES
Capital stock reacquired                                           62,677
Accrued:
  Investment advisory fee                                          20,897
  Service fee                                                       6,966
Other liabilities                                                  27,239
                                                              -----------
                                           TOTAL LIABILITIES      117,779
                                                              -----------
               NET ASSETS (applicable to shares outstanding)  $32,816,009
                                                              ===========
NET ASSETS:
Class A                                                       $ 2,512,254
-------------------------------------------------------------------------
Class B                                                       $ 2,081,009
-------------------------------------------------------------------------
Class T                                                       $28,222,746
-------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $32,816,009
                                                              ===========
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                  200,000,000
  Outstanding                                                     132,718
-------------------------------------------------------------------------
Class B:
  Authorized                                                  200,000,000
  Outstanding                                                     108,049
-------------------------------------------------------------------------
Class T:
  Authorized                                                   50,000,000
  Outstanding                                                   1,455,114
-------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $     18.93
  Offering price per share: (Net Assets value of
   $18.93/95.00%)                                             $     19.93
-------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $     19.26
-------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $     19.40
  Offering price per share: (Net Assets value of
   $19.40/94.25%)                                             $     20.58
-------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 2000

--------------------------------------------------------------------------------

SM&R BALANCED FUND



INVESTMENT INCOME
Dividends                                                     $   218,249
Interest                                                        1,084,750
                                                              -----------
                                     TOTAL INVESTMENT INCOME    1,302,999
EXPENSES
Investment advisory fees                                          251,627
Service fees                                                       83,876
Professional fees                                                  11,999
Custodian and transactions fees                                    30,368
Directors' fees                                                    23,403
Qualification fees                                                 31,076
Shareholder reporting expenses                                     17,268
Insurance expenses                                                  8,127
Distribution fees                                                  18,104
                                                              -----------
                                              TOTAL EXPENSES      475,848
                                    LESS EXPENSES REIMBURSED      (38,424)
                                                              -----------
                                                NET EXPENSES      437,424
                                                              -----------
INVESTMENT INCOME--NET                                            865,575
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              1,596,967
  Change in unrealized depreciation of investments for the
   year                                                        (1,321,450)
                                                              -----------
NET GAIN ON INVESTMENTS                                           275,517
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 1,141,092
                                                              ===========



STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                   2000           1999
                                                              --------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   865,575     $   636,619
  Net realized gain on investments                               1,596,967       1,497,455
  Change in unrealized appreciation (depreciation)              (1,321,450)      1,358,236
                                                               -----------     -----------
  Net increase in net assets resulting from operations           1,141,092       3,492,310
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                        (62,737)        (33,803)
    Class B                                                        (43,020)        (17,701)
    Class C                                                             --             (82)
    Class T                                                       (762,225)       (597,705)
  Capital gains
    Class A                                                       (175,166)        (65,054)
    Class B                                                       (143,682)        (39,133)
    Class C                                                             --            (200)
    Class T                                                     (2,013,823)     (1,121,320)
                                                               -----------     -----------
    Total distributions to shareholders                         (3,200,653)     (1,874,998)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                        907,396       1,735,203
    Class B                                                      1,124,377       1,087,152
    Class C                                                             --           8,444
    Class T                                                       (205,802)       (765,616)
                                                               -----------     -----------
    Total net capital share transactions                         1,825,971       2,065,183
                                                               -----------     -----------
TOTAL INCREASE (DECREASE)                                         (233,590)      3,682,495
NET ASSETS
  Beginning of year                                             33,049,599      29,367,104
                                                               -----------     -----------
  End of year                                                  $32,816,009     $33,049,599
                                                               ===========     ===========


See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period.



SM&R BALANCED FUND



                                                                                     CLASS T SHARES
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2000           1999           1998           1997           1996
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 20.67        $ 19.63        $ 18.32        $ 17.90        $ 16.85
      Investment income--net                               0.56           0.42           0.48           0.57           0.49
      Net realized and unrealized gain on investments      0.01           1.84           1.96           2.50           1.48
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.57           2.26           2.44           3.07           1.97
      Less distributions from
        Investment income--net                            (0.55)         (0.42)         (0.47)         (0.59)         (0.49)
        Capital gains                                     (1.29)         (0.80)         (0.66)         (2.06)         (0.43)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (1.84)         (1.22)         (1.13)         (2.65)         (0.92)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 19.40        $ 20.67        $ 19.63        $ 18.32        $ 17.90
                                                        =======        =======        =======        =======        =======
                                        Total Return *     3.64 %        11.87 %        13.83 %        17.46 %        11.86 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $28,223        $30,146        $29,367        $25,838        $23,188
      Ratio of expenses with reimbursement to average
       net assets                                          1.25 %         1.25 %         1.25 %         1.26 %         1.21 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.34 %         1.41 %         1.37 %         1.36 %         1.34 %
      Ratio of net investment income to average net
       assets                                              2.63 %         2.15 %         2.55 %         3.02 %         2.83 %
      Portfolio turnover rate                             13.17 %        18.01 %        16.01 %        27.52 %        23.78 %



                                                                     CLASS A SHARES                     CLASS B SHARES
                                                            --------------------------------   --------------------------------
                                                                              PERIOD FROM                        PERIOD FROM
                                                                            JANUARY 1, 1999                    JANUARY 1, 1999
                                                             YEAR ENDED            TO           YEAR ENDED            TO
                                                            DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                            -------------   ----------------   -------------   ----------------
                                                                2000              1999             2000              1999
                                                            -------------   ----------------   -------------   ----------------
      Net Asset Value, Beginning of Year                     $20.30           $19.63            $20.64           $19.63
      Investment income--net                                   0.37             0.47              0.35             0.40
      Net realized and unrealized gain (loss) on
       investments                                            (0.06)            1.47             (0.08)            1.81
                                                             ------           ------            ------           ------
                          Total from Investment Operations     0.31             1.94              0.27             2.21
      Less distributions from
        Investment income--net                                (0.39)           (0.47)            (0.36)           (0.40)
        Capital gains                                         (1.29)           (0.80)            (1.29)           (0.80)
                                                             ------           ------            ------           ------
                                       Total Distributions    (1.68)           (1.27)            (1.65)           (1.20)
                                                             ------           ------            ------           ------
      Net Asset Value, End of Year                           $18.93           $20.30            $19.26           $20.64
                                                             ======           ======            ======           ======
                                            Total Return *     3.35 %          10.13 %            2.79 %          11.52 %
                                                             ======           ======            ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                $2,512           $1,777            $2,081           $1,119
      Ratio of expenses with reimbursement to average net
       assets                                                  1.50 %           1.51 %            2.00 %           2.01 %
      Ratio of expenses without reimbursement to average
       net assets                                              1.92 %           1.51 %            2.23 %           2.01 %
      Ratio of net investment income to average net assets     2.40 %           1.87 %            1.89 %           1.36 %
      Portfolio turnover rate                                 13.17 %          18.01 %           13.17 %          18.01 %



*   Does not include the effect of sales charge.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2000

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES



The SM&R Equity Funds (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc. Operations commenced January 31, 1969 for the SM&R Growth Fund, May 1, 1970 for the SM&R Equity Income Fund and November 20, 1987 for the SM&R Balanced Fund for performance and tracking information.



As of January 1, 2001, the SM&R Equity Funds were converted into newly established series of SM&R Investments, Inc. Such new series are "clones" of and successors to the SM&R Equity Funds. SM&R Investments, Inc.'s year end is August 31, therefore the fiscal year end for the newly established series will be August 31.



The Funds have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each had a single class of shares, and are offering three new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 5.00% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; and the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan (see Note 4).



The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



SECURITY VALUATION:



Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.



SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:



Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.



FEDERAL INCOME TAXES:



For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS CONTINUED

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED


CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:



Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Funds on the ex-dividend date and may be reinvested at net asset value.



EXPENSES:



Distribution, qualification fees or other fees directly attributable to the funds' class of shares are charged to that funds class operations. All other operating expenses not directly attributable to a Funds' operations are prorated among the Funds based on the relative amount of each Funds' net assets or shareholders, and then allocated among the classes of that fund.



NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES:



Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:



                                                               INVESTMENT    SERVICE
NET ASSETS                                                    ADVISORY FEE     FEE
Not exceeding $100,000,000                                       0.750%       0.250%
Exceeding $100,000,000 but not exceeding $200,000,000            0.625%       0.200%
Exceeding $200,000,000 but not exceeding $300,000,000            0.500%       0.150%
Exceeding $300,000,000                                           0.400%       0.100%



The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the year ended December 31, 2000, the investment advisory fee was decreased by approximately $449,572.



SM&R has agreed to reimburse the Funds for regular operating expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.



DISTRIBUTION AND SHAREHOLDER SERVICING FEES:



The Funds have adopted a 12b-1 Plan, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED


The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the year ended December 31, 2000, the Growth Fund, Equity Income Fund and Balanced Fund paid $36,782, $51,564 and $18,104, respectively as compensation under the Plans.



SALES CHARGES:



During the year ended December 31, 2000, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:



                                                    SALES                SALES
                                                   CHARGES              CHARGES
                                               RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth                                             $304,063              $2,231
Equity Income                                      $204,435              $2,843
Balanced                                           $ 40,961              $  297



SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of December 31, 2000, SM&R and American National had the following ownership in the Funds:



                                   SM&R                     AMERICAN NATIONAL
                       ----------------------------   -----------------------------
                                  PERCENT OF SHARES               PERCENT OF SHARES
                        SHARES       OUTSTANDING       SHARES        OUTSTANDING
Growth                 223,056          0.61%         2,088,736         5.71%
Equity Income           19,513          0.29%                --            --
Balanced               139,020          8.20%           289,489        17.07%



NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS



Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper and short-term bonds and notes, were as follows:



                                           PURCHASES       SALES
Growth                                    $41,940,101   $47,144,764
Equity Income                             $38,632,941   $35,725,222
Balanced                                  $ 3,660,645   $ 3,671,216



Gross unrealized appreciation and depreciation as of December 31, 2000, were as follows:



                                         APPRECIATION   DEPRECIATION
Growth                                   $ 80,765,792   $14,116,715
Equity Income                            $ 62,956,382   $15,373,752
Balanced                                 $  7,876,325   $ 1,026,589

NOTES TO FINANCIAL STATEMENTS CONTINUED

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 4--CAPITAL STOCK


SM&R GROWTH FUND



                                                                     YEAR ENDED                       YEAR ENDED
                                                                  DECEMBER 31, 2000                DECEMBER 31, 1999
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sale of capital shares:
    Class T                                                    2,302,976   $ 15,090,476         2,035,769   $ 12,211,276
    Class A                                                      720,991      4,735,414           588,609      3,552,451
    Class B                                                      386,530      2,489,130           231,719      1,382,526
    Class C                                                       23,311        161,542            26,871        160,112
                                                              ----------   ------------        ----------   ------------
    Total sale of capital shares                               3,433,808     22,476,562         2,882,968     17,306,365
  Investment income dividends reinvested:
    Class T                                                      165,407      1,015,265           135,539        838,061
    Class A                                                        1,593         10,364               737          4,653
    Class B                                                           --             --                --             --
    Class C                                                           --             --                --             --
                                                              ----------   ------------        ----------   ------------
    Total investment income dividends reinvested                 167,000      1,025,629           136,276        842,714
  Distributions from net realized gains reinvested:
    Class T                                                    3,190,718     17,722,589         1,351,172      8,566,392
    Class A                                                      113,921        625,892            21,368        134,830
    Class B                                                       57,482        311,353             9,225         57,657
    Class C                                                          197          1,341               762          4,941
                                                              ----------   ------------        ----------   ------------
    Total distributions from net realized gains                3,362,318     18,661,175         1,382,527      8,763,820
  Redemptions of capital shares outstanding:
    Class T                                                   (4,978,161)   (32,596,526)       (5,230,280)   (31,395,182)
    Class A                                                     (162,745)    (1,059,484)          (49,491)      (303,471)
    Class B                                                      (57,871)      (371,717)           (8,708)       (52,017)
    Class C                                                      (42,856)      (289,548)           (8,285)       (49,963)
                                                              ----------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding           (5,241,633)   (34,317,275)       (5,296,764)   (31,800,633)
                                                              ----------   ------------        ----------   ------------
  Net increase (decrease) in capital shares outstanding        1,721,493   $  7,846,091          (894,993)  $ (4,887,734)
                                                                           ============                     ============
  Shares outstanding at beginning of year                     34,827,670                       35,722,663
                                                              ----------                       ----------
  Shares outstanding at end of year                           36,549,163                       34,827,670
                                                              ==========                       ==========
  Net assets as of December 31, 2000, are comprised of the following:
  Capital (par value and additional paid-in)                               $140,619,383
  Accumulated net realized loss on investments                               (2,880,523)
  Net unrealized appreciation of investments                                 66,649,077
                                                                           ------------
  Net Assets                                                               $204,387,937
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 4--CAPITAL STOCK--CONTINUED


SM&R EQUITY INCOME FUND



                                                                     YEAR ENDED                       YEAR ENDED
                                                                  DECEMBER 31, 2000                DECEMBER 31, 1999
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sales of capital shares:
    Class T                                                      221,120   $  5,547,777           397,021   $ 11,261,285
    Class A                                                       72,980      1,785,557           191,346      5,356,418
    Class B                                                       58,921      1,433,482           171,923      4,819,232
    Class C                                                          140          3,502            10,458        300,119
                                                              ----------   ------------        ----------   ------------
    Total sale of capital shares                                 353,161      8,770,318           770,748     21,737,054
  Investment income dividends reinvested:
    Class T                                                      111,669      2,841,313           138,309      3,781,416
    Class A                                                        3,298         82,186             3,176         78,839
    Class B                                                        2,266         55,603             2,803         68,163
    Class C                                                           27            674               147          3,669
                                                              ----------   ------------        ----------   ------------
    Total investment income dividends reinvested                 117,260      2,979,776           144,435      3,932,087
  Distributions from net realized gains reinvested:
    Class T                                                      300,113      7,517,340           486,492     11,987,183
    Class A                                                       11,187        274,009            11,388        275,259
    Class B                                                       10,925        262,379            12,064        286,638
    Class C                                                           44          1,121               737         17,868
                                                              ----------   ------------        ----------   ------------
    Total distributions from net realized gains                  322,269      8,054,849           510,681     12,566,948
  Redemptions of capital shares outstanding:
    Class T                                                   (1,838,694)   (46,147,527)       (1,406,392)   (39,481,866)
    Class A                                                      (56,042)    (1,397,518)          (12,196)      (346,072)
    Class B                                                      (34,548)      (832,437)           (8,688)      (234,990)
    Class C                                                      (11,276)      (284,846)             (277)        (7,665)
                                                              ----------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding           (1,940,560)   (48,662,328)       (1,427,553)   (40,070,593)
                                                              ----------   ------------        ----------   ------------
  Net decrease in capital shares outstanding                  (1,147,870)  $(28,857,385)           (1,689)  $ (1,834,504)
                                                                           ============                     ============
  Shares outstanding at beginning of year                      7,812,261                        7,813,950
                                                              ----------                       ----------
  Shares outstanding at end of year                            6,664,391                        7,812,261
                                                              ==========                       ==========
  Net assets as of December 31, 2000, are comprised of the following:
  Capital (par value and additional paid-in)                               $127,421,555
  Accumulated net realized loss on investments                               (3,690,662)
  Net unrealized appreciation of investments                                 47,582,630
                                                                           ------------
  Net Assets                                                               $171,313,523
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED

--------------------------------------------------------------------------------

SM&R EQUITY FUNDS



NOTE 4--CAPITAL STOCK--CONTINUED


SM&R BALANCED FUND



                                                                    YEAR ENDED                     YEAR ENDED
                                                                 DECEMBER 31, 2000              DECEMBER 31, 1999
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
  Sales of capital shares:
    Class T                                                      92,408   $ 1,938,037           82,302   $ 1,632,418
    Class A                                                      42,494       876,307           85,863     1,702,510
    Class B                                                      52,329     1,106,854           51,561     1,034,545
    Class C                                                          50           986              406         8,177
                                                              ---------   -----------        ---------   -----------
    Total sale of capital shares                                187,281     3,922,184          220,132     4,377,650
  Investment income dividends reinvested:
    Class T                                                      34,480       715,650           29,462       581,088
    Class A                                                       3,115        62,604            1,721        33,823
    Class B                                                       2,053        42,314              886        17,701
    Class C                                                           5           117                4            82
                                                              ---------   -----------        ---------   -----------
    Total investment income dividends reinvested                 39,653       820,685           32,073       632,694
  Distributions from net realized gains reinvested:
    Class T                                                      92,517     1,792,249           55,122     1,104,641
    Class A                                                       9,279       175,016            3,303        65,034
    Class B                                                       7,345       140,981            1,954        39,133
    Class C                                                           4            78               10           200
                                                              ---------   -----------        ---------   -----------
    Total distributions from net realized gains reinvested      109,145     2,108,324           60,389     1,209,008
  Redemptions of capital shares outstanding:
    Class T                                                    (222,892)   (4,651,738)        (204,696)   (4,083,763)
    Class A                                                      (9,681)     (197,693)          (3,376)      (66,164)
    Class B                                                      (7,871)     (165,772)            (208)       (4,227)
    Class C                                                        (478)      (10,019)              (1)          (15)
                                                              ---------   -----------        ---------   -----------
    Total redemptions of captial shares outstanding            (240,922)   (5,025,222)        (208,281)   (4,154,169)
                                                              ---------   -----------        ---------   -----------
  Net increase in capital shares outstanding                     95,157   $ 1,825,971          104,313   $ 2,065,183
                                                                          ===========                    ===========
  Shares outstanding at beginning of year                     1,600,724                      1,496,411
                                                              ---------                      ---------
  Shares outstanding at end of year                           1,695,881                      1,600,724
                                                              =========                      =========
  Net assets as of December 31, 2000, are comprised of the
   following:
  Capital (par value and additional paid in capital)                      $26,418,830
  Accumulated net realized loss on investments                               (452,557)
  Net unrealized appreciation of investments                                6,849,736
                                                                          -----------
  Net Assets                                                              $32,816,009
                                                                          ===========



As of November 1, 2000, the Fund's Class C shares were liquidated and exchanged for Class A shares. With respect to the SM&R Growth Fund, 29,451 of Class C shares in the amount of $199,680 were exchanged for 30,439 of Class A shares. With respect to the SM&R Equity Income Fund, 4,927 of Class C shares in the amount of $131,155 were exchanged for 4,991 of Class A shares. With respect to the SM&R Balanced Fund, 473 of Class C shares in the amount of $9,913 were exchanged for 472 of Class A shares.

INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
SM&R Equity Funds



We have audited the accompanying statements of assets and liabilities of SM&R Equity Funds (the "Funds") (comprised of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.), including the schedule of investments as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997 issued an unqualified opinion.



We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Equity Funds as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



                                                   Tait, Weller & Baker



Philadelphia, Pennsylvania
January 26, 2001

                             PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)   1.a.  Registrant's Amended and Restated Articles of Incorporation are
            incorporated herein by reference to Exhibit (a)1.a. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      1.b. Registrant's Articles of Amendment dated December 7, 1998 are incorporated herein by reference to Exhibit (a)1.b. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      1.c   Registrant's Articles of Amendment and Restatement dated
            December 11, 2000 are incorporated herein by reference to Exhibit
            (a)1.c. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


(a)   2.a.  Registrant's Supplementary Articles of Incorporation dated
            February 23, 1998, July 21, 1998 and August 6, 1998 are incorporated herein by reference to Exhibit (a)2. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      2.b. Registrant's Supplementary Articles of Incorporation dated August 17, 2000 are incorporation herein by reference to Exhibit
            (a).2.b. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      2.c. Registrant's Supplementary Articles of Incorporation dated December 1, 2000 are incorporated herein by reference to Exhibit (a).2.c. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


(a)   3.a.  Articles of Transfer for the SM&R Growth Fund, Inc. for transfer to SM&R Investments, Inc., the Registrant, dated December 1, 2000 and incorporated herein by reference to Exhibit(a)3.a. to Post Effective Amendment No. 19 to this form N-1A Registration Statement.


      3.b. Articles of Transfer for the SM&R Equity Income Fund, Inc. for transfer to SM&R Investments, Inc,. the Registrant, dated
            December 1, 2000 and incorporated herein by reference to Exhibit(a)3.b. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


      3.c. Articles of Transfer for the SM&R Balanced Fund, Inc. for transfer to SM&R Investments, Inc., the Registrant, dated December 1, 2000 and incorporated herein by reference to Exhibit
            (a)3.c. to Post-Effective Amendment No. 19 to this Form N-1A Registration Statement.

(b) Registrant's By-Laws (Revised November 18, 1999) are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 15 to this form N-1A Registration Statement.

(c) A specimen of Registrant's stock certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(d)   1.    Registrant's Investment Advisory Agreement is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

      2. Registrant's Investment Advisory Agreement on behalf of the Money Market Fund is incorporated herein by reference to Exhibit (d)2. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      3.    Registrant's Investment Advisory Agreement on behalf of SM&R
            Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporation herein by reference to Exhibit (d)3. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      4.    Registrant's Sub-Advisory Agreement on behalf of SM&R Alger
            Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporation herein by reference to Exhibit (d)4. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      5. Registrant's Investment Advisory Agreement on behalf of SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund (collectively referred to as the SM&R Equity Funds) is incorporated herein by reference to Exhibit (d).5. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.

(e)   1.    Registrant's Underwriting Agreement is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      2.    Registrant's Underwriting Agreement on behalf of SM&R Alger
            Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporation herein by reference to Exhibit
            (e)2. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      3. Registrant's Underwriting Agreement on behalf of SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund (collectively referred to as the Series or SM&R Equity Funds) is incorporated herein by reference to Exhibit (e).3. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.

(f)   Not Applicable.

(g)   1.a.  Registrant's Custodian Agreement is incorporated herein by reference to Exhibit 8a to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

      1.b. Registrant's First Amendment to the Custodian Agreement on behalf of SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporated herein by reference to Exhibit (g)1.b. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      1.c. Registrant's Custodian Agreement on behalf of SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund (collectively referred to as the Series or SM&R Equity Funds) is incorporated herein by reference to Exhibit (g)1.c. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.

      2. Registrant's Sub-Custodian Agreement is incorporated herein by reference to Exhibit 8b to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(h)   Not Applicable.

(i) Consent and Opinion of Registrant's counsel, Greer, Herz & Adams, L.L.P., are filed herewith as Exhibit (i) to Post-Effective Amendment No. 20 to this form N-1A Registration Statement.

(j)   1.    Consent of Tait, Weller and Baker, independent accountant of
            Registrant are filed herewith as Exhibit (j) to Post-Effective
            Amendment No. 20 to this form N-1A Registration Statement.



      2. Power of Attorney is incorporated herein by reference to Exhibit (j).2. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


(k)   1.    Financial Data Schedules for Registrant incorporated by reference as filed with form N-SAR-B on 10/25/00.


      2. Financial Data Schedules for SM&R Growth Fund, Inc. incorporated by reference as filed with form N-SAR-A on 8/28/00 and N-SAR-B on 2/28/01.


      3. Financial Data Schedules for SM&R Equity Income Fund, Inc. incorporated by reference as filed with form N-SAR-A on 8/28/00 and N-SAR-B on 3/1/01.


      4.    Financial Data Schedules for SM&R Balanced Fund, Inc.
            incorporated by reference as filed with form N-SAR-A on 8/28/00 and N-SAR-B on 3/1/01.

(l) Stock Purchase Letters from Securities Management and Research, Inc. and American National Insurance Company are incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(m)   1.    Registrant's Distribution and Shareholder Servicing Plan is
            incorporated herein by reference to Exhibit (m) to Post-Effective
            Amendment No. 13 to this form N-1A Registration Statement.

      2. Registrant's Distribution Plan on behalf of SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporated herein by reference to Exhibit (m)2. to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.

      3. Registrant's Distribution and Shareholder Servicing Plan on behalf of SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund (collectively referred to as the Series or SM&R Equity Funds) is incorporated herein by reference to Exhibit (m).3. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


      4. Registrant's Distribution Plan on behalf of the SM&R Money Market Fund (the "Money Market Series") is incorporated herein by reference to Exhibit (m).4. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


(n)   1.    Registrant's Multiple Class Plan is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 13 to this form N-1A
            Registration Statement.


      2. Registrant's Multiple Class Plan on behalf of SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund (collectively referred to as the SM&R Alger Funds) is incorporated herein by reference to Exhibit (o)2.
            to Post-Effective Amendment No. 17 to this form N-1A Registration Statement.


      3. Registrant's Multiple Class Plan on behalf of SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund (individually and collectively, the "Series") is incorporated herein by reference to Exhibit (n)3. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


      4. Registrant's Multiple Class Plan on behalf of the SM&R Money Market Fund (the "Money Market Series") is incorporated herein by reference to Exhibit (n)4. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.


(o)   Not Applicable.


(p)   1.    Registrant's Code of Ethics is incorporated herein by reference to
            Exhibit (p)1. to Post-Effective Amendment No. 19 to this form N-1A
            Registration Statement.

      2. Registrant's Sub-Adviser's Code of Ethics (referred to as Alger Code of Ethics) is incorporated herein by reference to Exhibit (p)2. to Post-Effective Amendment No. 19 to this form N-1A Registration Statement.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      All persons under common control with Registrant are shown on the list attached hereto as Exhibit for Item 24.

ITEM 25.    INDEMNIFICATION.

      The Registrant has agreed to indemnify its directors to the maximum extent permitted by applicable law against all costs and expenses (including, but not limited to, counsel fees, amounts of judgments paid, and amounts paid in settlement) reasonably incurred in connection with the defense of any actual or threatened claim, action, suit or proceeding, whether civil, criminal, administrative, or other, in which he or she may be involved by virtue of such person being or having been such director. Such indemnification is pursuant to
Section 3.15 of the Registrant's By-Laws, a copy of which is attached as Exhibit 2 to Post-Effective Amendment No. 7 to this Form N-1A Registration Statement.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      Securities Management and Research, Inc. ("SM&R") serves as investment adviser to Registrant and American National Investment Accounts, Inc.
("Investment Accounts").   See "The Funds and Management" in Part A and
"MANAGEMENT OF THE COMPANY" and "INVESTMENT ADVISORY AGREEMENT" in Part B. The address of SM&R is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

DIRECTORS AND OFFICERS OF SM&R




R. EUGENE LUCAS
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R
--------------------------------------------------

      Director of American National, One Moody Plaza, Galveston, Texas; President and Director of Gal-Tex Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas, Gal-Tenn Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas; Director of ANREM Corporation, One Moody Plaza, Galveston, Texas.

MICHAEL W. MCCROSKEY
DIRECTOR, PRESIDENT, CHIEF EXECUTIVE OFFICER
AND MEMBER OF THE EXECUTIVE COMMITTEE SM&R
--------------------------------------------

      President and Director of the Registrant; President and Director of Investment Accounts; Director, Comprehensive Investment Services, Inc., all located at 2450 South Shore Boulevard, Suite 400, League City, Texas; Executive Vice President, American National; Director and President, ANREM Corporation; Director and President, ANTAC Corporation; Assistant Secretary of American National Life Insurance Company of Texas;

all located at One Moody Plaza, Galveston, Texas; Vice President, American National Property and Casualty; Vice President, American National General Insurance Company; Vice President, Pacific Property and Casualty, Inc., all located at 1949 East Sunshine, Springfield, Missouri. Vice President of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Vice President of Garden State Life Insurance Company, 2450 South Shore Blvd., League City, Texas.

G. RICHARD FERDINANDTSEN
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R
--------------------------------------------------

      Director, Senior Executive Vice President and Chief Operating Officer, American National; Director, Chairman of the Board, President and Chief Executive Officer, American National Life Insurance Company of Texas, all located at One Moody Plaza, Galveston, Texas; Director, Comprehensive Investment Services, 2450 South Shore Boulevard, Suite 400, League City, Texas; Director, Vice Chairman of the Board, American National General Insurance Company; Director, Vice Chairman of the Board, American National Property and Casualty; Director and Vice Chairman of the Board, Pacific Property & Casualty Company; Underwriter, American National Lloyds Insurance Company, all located at 1949 East Sunshine, Springfield, Missouri. Director and Chairman of the Board, Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director, Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas.

RONALD J. WELCH
DIRECTOR OF SM&R
----------------

      Executive Vice President and Chief Actuary of American National; Senior Vice President of American National Life Insurance Company of Texas, all located at One Moody Plaza, Galveston, Texas; Director and Chairman of the Board of Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas; Director of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director of American National Property and Casualty Company; Director of American National General Insurance Company; Director of American National Insurance Service Company; Director of Pacific Property and Casualty Company, all located at 1949 East Sunshine Street, Springfield, Missouri.

GORDON DIXON
DIRECTOR, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER AND
MEMBER OF INVESTMENT AND EXECUTIVE COMMITTEES  OF SM&R
-------------------------------------------------------------


      Portfolio Manager of Registrant's SM&R Government Bond Fund, SM&R Tax Free Fund; SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund; Portfolio Manager of the Investment Accounts' American National Government Bond and High Yield Bond Portfolios, Growth, Equity Income & Balanced Portfolios; Director and President, Comprehensive Investment Services. Each of the foregoing entities is located at 2450 South Shore Boulevard, Suite 400, League City, Texas. Vice President of Stocks for American National, One Moody Plaza, Galveston, Texas; Vice President of Investments for Garden State Life Insurance Company, 2450 South Shore Boulevard, League

City, Texas; Vice President of Investments, Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Former Director of Equity Strategy Research and Trading for C&S/Sovran Bank (now NationsBank) Atlanta, Georgia.



DAVID A. BEHRENS
      Director of SM&R, 2450 South Shore Boulevard, League City, Texas; Executive Vice President, Independent Marketing, American National Insurance Company, One Moody Plaza, Galveston, Texas; Allstate Financial Distributors, Inc., Lincoln, NE.


DANIEL M. JENSEN
VICE PRESIDENT OF SM&R
-------------------------------------------------------------
      2450 South Shore Boulevard, Suite 400, League City, Texas; Vice-President and Chief Marketing Officer for Multiple Line, American National Insurance Company formerly Vice President, Director of Marketing, American National Insurance Company, One Moody Plaza, Galveston, TX.


EMERSON V. UNGER
VICE PRESIDENT OF SM&R
------------------------


     Formerly Vice President of Registrant and Investment Accounts; East Region Sales Manager of SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas.


T. BRETT HARRINGTON
VICE-PRESIDENT OF SM&R
------------------------------------

     Formerly Assistant Vice-President and West Region Sales Manager of SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas.


BRENDA T. KOELEMAY
VICE PRESIDENT AND TREASURER OF SM&R
------------------------------------

      Vice President and Treasurer of the Registrant and Investment Accounts; Treasurer, Comprehensive Investment Services, each located at 2450 South Shore Boulevard, Suite 400, League City, Texas.



TERESA E. AXELSON
VICE PRESIDENT AND SECRETARY OF SM&R
------------------------------------

      Vice President and Secretary of the Registrant and Investment Accounts, each located at 2450 South Shore Boulevard, Suite 400, League City, Texas.

ITEM 27.    PRINCIPAL UNDERWRITERS.

      (a) SM&R serves as the principal underwriter and investment adviser for the Registrant, the other SM&R Equity Funds, and Investment Accounts. See "The Funds and Management" in Part A.

      (b)


--------------------------------------------------------------------------------
     NAME AND PRINCIPAL      POSITIONS AND OFFICES      POSITIONS AND OFFICES
      BUSINESS ADDRESS         WITH UNDERWRITER            WITH REGISTRANT
--------------------------------------------------------------------------------
 R. Eugene Lucas                     Director                    None
 Moody National Bank Tower
 Galveston, Texas
--------------------------------------------------------------------------------
 Michael W. McCroskey        Director and President,    President and Director
 2450 South Shore Boulevard  Chief Executive Officer
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 G. Richard Ferdinandtsen            Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 Ronald J. Welch                     Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 Gordon D. Dixon              Director, Senior Vice              None
 2450 South Shore Boulevard     President, Chief
 Suite 400                     Investment Officer
 League City, Texas
--------------------------------------------------------------------------------
 David A. Behrens                    Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 Daniel M. Jensen                 Vice President                 None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Emerson V. Unger                Vice President                 None
 2450 South Shore Boulevard
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 Brett Harrington                Vice President                 None
 2450 South Shore Boulevard
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 Brenda T. Koelemay             Vice President and        Vice President and
 2450 South Shore Boulevard         Treasurer                 Treasurer
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 Teresa E. Axelson              Vice President and        Vice President and
 2450 South Shore Boulevard         Secretary                 Secretary
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------


      (c)   Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the office of SM&R at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management-related service contracts to which the Registrant is a party not discussed under Part A or Part B of this Registration Statement.

ITEM 30.    UNDERTAKINGS.

      TEXAS OPTIONAL RETIREMENT PROGRAM. The Government Bond Fund and the Primary Fund offer shares as investments for custodial accounts that meet the requirements of Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), in connection with the Texas Optional Retirement Program (the "Program"). Under the Program, a custodial account for each participating employee ("Participant") is established in the name of SM&R. The Program, as interpreted by the Texas Attorney General, imposes certain restrictions on early withdrawals from custodial accounts. Section 22(e) prohibits a registered investment company from suspending a shareholder's right of redemption or postponing payment on redemption of any redeemable security for more than seven days after tender of the security.

      The Staff of the Securities and Exchange Commission took a no-action position under Section 22(e) of the 1940 Act permitting the Government Income Fund and the Primary Fund to offer shares in connection with the Program as contemplated above (See SM&R Capital Funds, pub. avail. Sept. 17, 1992 (the "No-Action Letter")). The Staff took its position based on the Registrant's representation that the Funds and SM&R would comply with conditions set forth in the No-Action Letter. In this regard, each Fund and SM&R has complied with the following provisions of the No-Action Letter:

      (a) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in this Registration Statement on Form N-1A and the applicable Prospectuses included in this Registration Statement.

      (b) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in any sales literature used in connection with the offer of the relevant Fund shares to Participants in connection with the Program.

      (c) The Fund and SM&R instruct salespeople who solicit Participants to purchase Fund shares specifically to bring the restrictions on redemption imposed by the Program to the attention of the potential Participants.

      (d) The Fund and SM&R obtain from each Participant who purchases Fund shares in connection with the Program, prior to or at the time of purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                     SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SM&R INVESTMENTS, INC., certifies that it meets all of the requirements for effectiveness of this POST-EFFECTIVE AMENDMENT NO. 20 to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused it to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of League City and State of Texas, on the 26th day of April 2001.



                         SM&R INVESTMENTS, INC.

                         By: /s/ Michael W. McCroskey
                            ------------------------------------------
                         Michael W. McCroskey, President



      Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT NO. 20 has been signed below by the following persons in the capacities and on the dates indicated:


PRINCIPAL EXECUTIVE AND                      PRINCIPAL ACCOUNTING OFFICER:
FINANCIAL OFFICER:



/s/ Michael W. McCroskey                     /s/ Brenda T. Koelemay
-----------------------------------          -----------------------------------
Michael W. McCroskey, President              Brenda T. Koelemay, Treasurer
Date:  April 26, 2001                        Date: April 26, 2001
       ----------------------------                -----------------------------


DIRECTORS


 /s/ Ernest S. Barratt, Ph.D.                Date: April 26, 2001
-----------------------------------                -----------------------------
 *Ernest S. Barratt, Ph.D. by
 Michael W. McCroskey, Power of Attorney

 /s/ Jack T. Currie                          Date: April 26, 2001
-----------------------------------                -----------------------------
 *Jack T. Currie by
 Michael W. McCroskey, Power of Attorney

 /s/ Lea McLeod Matthews                     Date: April 26, 2001
-----------------------------------                -----------------------------
 *Lea McLeod Matthews by
 Michael W. McCroskey, Power of Attorney

 /s/ Michael W. McCroskey                    Date: April 26, 2001
-----------------------------------                -----------------------------
 Michael W. McCroskey

 /s/ Ann McLeod Moody                        Date: April 26, 2001
-----------------------------------                -----------------------------
 *Ann McLeod Moody by
 Michael W. McCroskey, Power of Attorney

 /s/ Edwin K. Nolan                          Date: April 26, 2001
-----------------------------------                -----------------------------
 *Edwin K. Nolan by
 Michael W. McCroskey, Power of Attorney


* Pursuant to a power of attorney executed by the Board of Directors dated November 16, 2000 attached as Exhibit(j)2. to Post-Effective Amendment No. 19.

 /s/ Robert V. Shattuck, Jr.                 Date: April 26, 2001
-----------------------------------                -----------------------------
*Robert V. Shattuck, Jr. by
 Michael W. McCroskey, Power of Attorney

 /s/ Donald P. Stevens                       Date: April 26, 2001
-----------------------------------                -----------------------------
*Donald P. Stevens by
 Michael W. McCroskey, Power of Attorney

 /s/ Steven H. Stubbs                        Date: April 26, 2001
-----------------------------------                -----------------------------
*Steven H. Stubbs by
 Michael W. McCroskey, Power of Attorney

 /s/ Jamie G. Williams                       Date: April 26, 2001
-----------------------------------                -----------------------------
*Jamie G. Williams by
 Michael W. McCroskey, Power of Attorney

 /s/ Frank P. Williamson                     Date: April 26, 2001
-----------------------------------                -----------------------------
 *Frank P. Williamson by
 Michael W. McCroskey, Power of Attorney

* Pursuant to a power of attorney executed by the Board of Directors dated November 16, 2000 attached as Exhibit(j)2. to Post-Effective Amendment No. 19.

                                     EXHIBIT INDEX


99.B(i)       Consent and Opinion of Registrant's Counsel, Greer, Herz & Adams,
              L.L.P.

99.B(j)1.     Consent of Tait, Weller and Baker, independent Account of
              Registrant.

99.B24        Registrant's Control list